485BPOS		File Nos. 333-171427
Allianz Vision (POS)		811-05618
		Class I.D. C000098186
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	29	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	506	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on May 1, 2018 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2018
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

Pursuant to Commission Rule 429 of the Securities Act of 1933, the combined prospectus contained in the Registration Statement also relates to securities registered on Form N-4 Registration Statement Nos. 333-139701 and 811-05618 filed on April 23, 2018. All applicable filing fees have been paid.

PART A – PROSPECTUS
ALLIANZ VISIONSM VARIABLE ANNUITY CONTRACT issued on or prior to April 26, 2013
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America (Allianz Life®, we, us, our)
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).

The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract offers the following optional benefits for an additional charge. Defined terms for all optional benefits are included in the Glossary.
Currently Available Benefit
•
Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase). Income Protector is described in section 11.a.

Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin once the minimum exercise age is met, or as late as age 90. If we require you to annuitize your Contract while you are receiving Lifetime Plus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
Previously Available Benefits
•
Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to potentially provide an increased death benefit. For Contracts issued from April 30, 2012 through April 26, 2013 this benefit is described in section 11.b. For Contracts issued from May 1, 2007 through April 27, 2012 this benefit is described in Appendix F.

•
Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments) subject to a vesting schedule. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus. Bonus Option was available from May 1, 2007 through April 26, 2013 and is described in section 11.c.

•
Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 29, 2013 through April 24, 2015 and is described in Appendix I.

•
Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period. Investment Protector was available from April 29, 2013 through October 16, 2016 and is described in Appendix J.

If you have the Quarterly Value Death Benefit, you must also have either Income Protector or one of the previously available Lifetime Benefits, Target Date Benefits, Income Focus or Investment Protector (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Quarterly Value Death Benefit. If you select Income Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Quarterly Value Death Benefit and Income Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract. For information on the rates used to calculate the guaranteed values and benefits for Income Protector, please see the Rate Sheet Supplement. Please see Appendix K of this prospectus for information regarding the rates for previously available Income Protector riders issued before May 1, 2018.
All guarantees under the Contract are the obligations of Allianz Life and are subject to the claims paying ability and financial strength of Allianz Life.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC's website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI's table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract's features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: May 1, 2018
Versions of the Contract and Optional Benefits Described in this Prospectus
This prospectus contains information on two different versions of the Allianz Vision Contract. "Version A Contracts" were issued on or prior to April 29, 2011(Registration Statement No. 333-139701). "Version B Contracts" were issued from May 2, 2011 through April 26, 2013 (Registration Statement No. 333-171427). Version A Contracts and Version B Contracts have the same Base Contract, but may have offered different optional benefits. For example, certain optional benefits were only offered through Version A Contracts, other optional benefits were only offered through Version B Contracts, and still other optional benefits were offered through both Version A Contracts and Version B Contracts.
The table below lists the optional benefits that were offered on Version A Contracts and Version B Contracts, including the dates on which they were offered and the prospectus appendix that has more detailed information about the benefits. The benefit version identifier for Income Protector and Investment Protector (for example, (05.11)) is located in your rider. If you have questions about which version of the Allianz Vision Contract or optional benefits you have, please contact our Service Center at (800) 624-0197.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Contract Version	Discussed in Appendix	Optional Benefit That Is No Longer Available	Available From	Available Through
A	D	Lifetime Plus Benefit	May 1, 2007	January 23, 2009
A		Lifetime Plus II Benefit	November 12, 2007	March 31, 2009
A		Lifetime Plus 10 Benefit	July 17, 2008	March 31, 2009
A	E	Target Date Retirement Benefit	March 17, 2008	January 23, 2009
A		Target Date 10 Benefit	January 26, 2009	March 31, 2009
A	F	Original Quarterly Value Death Benefit	May 1, 2007	April 30, 2010
A and B		Second Quarterly Value Death Benefit	May 2, 2010	April 27, 2012
A and B	G	Short Withdrawal Charge Option	May 1, 2007	July 23, 2012
A	H	No Withdrawal Charge Option	March 17, 2008	March 31, 2009
A and B			July 22, 2009	July 23, 2012
B	I	Income Focus	April 30, 2012	April 24, 2015
A	J	Investment Protector (08.09)	July 22, 2009	April 30, 2010
A and B		Investment Protector (05.10)	May 3, 2010	January 20, 2012
A and B		Investment Protector (01.12)	January 23, 2012	April 27, 2012
A (issued on or after April 1, 2009) and B		Investment Protector (01.12)	April 30, 2012	July 6, 2012
A (issued on or after April 1, 2009) and B		Investment Protector (07.12)	July 9, 2012	July 19, 2013
A (issued on or after April 1, 2009) and B		Investment Protector (07.13)	July 22, 2013	April 24, 2015
A (issued on or after April 1, 2009) and B		Investment Protector (04.15)	April 27, 2015	April 22, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (04.16)	April 25, 2016	May 2, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (05.16)	May 3, 2016	June 6, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (06.16)	June 7, 2016	July 4, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (07.16)	July 5, 2016	August 1, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (08.16)	August 2, 2016	September 5, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (09.16)	September 6, 2016	October 3, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (10.16)	October 4, 2016	October 16, 2016
A	K	Income Protector (08.09)	July 22, 2009	April 30, 2010
A		Income Protector (05.10)	May 3, 2010	April 29, 2011
A and B		Income Protector (05.11)	May 2, 2011	January 20, 2012(1)
A and B		Income Protector (01.12)	January 23, 2012(2)	April 27, 2012
A (issued on or after April 1, 2009) and B		Income Protector (05.12)	April 30, 2012	July 20, 2012
A (issued on or after April 1, 2009) and B		Income Protector (07.12)	July 23, 2012	October 12, 2012
A (issued on or after April 1, 2009) and B		Income Protector (10.12)	October 15, 2012	April 24, 2015
A (issued on or after April 1, 2009) and B		Income Protector (04.15)	April 27, 2015	April 22, 2016
A (issued on or after April 1, 2009) and B		Income Protector (04.16)	April 25, 2016	May 2, 2016
A (issued on or after April 1, 2009) and B		Income Protector (05.16)	May 3, 2016	June 6, 2016
A (issued on or after April 1, 2009) and B		Income Protector (06.16)	June 7, 2016	July 4, 2016
A (issued on or after April 1, 2009) and B		Income Protector (07.16)	July 5, 2016	August 1, 2016
A (issued on or after April 1, 2009) and B		Income Protector (08.16)	August 2, 2016	September 5, 2016
A (issued on or after April 1, 2009) and B		Income Protector (09.16)	September 6, 2016	October 3, 2016
A (issued on or after April 1, 2009) and B		Income Protector (10.16)vs1	October 4, 2016	October 16, 2016
A (issued on or after April 1, 2009) and B		Income Protector (10.16)vs2	October 17, 2016	October 31, 2016
A (issued on or after April 1, 2009) and B		Income Protector (11.16)	November 1, 2017	December 5, 2016
A (issued on or after April 1, 2009) and B		Income Protector (12.16)	December 6, 2017	January 2, 2017
A (issued on or after April 1, 2009) and B		Income Protector (01.17)	January 3, 2017	February 6,2017
A (issued on or after April 1, 2009) and B		Income Protector (02.17)	February 7, 2017	March 6, 2017
A (issued on or after April 1, 2009) and B		Income Protector (03.17)	March 7, 2017	April 3, 2017
A (issued on or after April 1, 2009) and B		Income Protector (04.17)	April 4, 2017	April 30, 2017
A (issued on or after April 1, 2009) and B		Income Protector (05.17)	May 1, 2017	June 5, 2017
A (issued on or after April 1, 2009) and B		Income Protector (06.17)	June 6, 2017	July 4, 2017
A (issued on or after April 1, 2009) and B		Income Protector (07.17)	July 5, 2017	July 31, 2017
A (issued on or after April 1, 2009) and B		Income Protector (08.17)	August 1, 2017	September 5, 2017
A (issued on or after April 1, 2009) and B		Income Protector (09.17)	September 6, 2017	October 2, 2017
A (issued on or after April 1, 2009) and B		Income Protector (10.17)	October 3, 2017	November 6, 2017
A (issued on or after April 1, 2009) and B		Income Protector (11.17)	November 7, 2017	December 4, 2017
A (issued on or after April 1, 2009) and B		Income Protector (12.17)	December 5, 2017	January 2, 2018
A (issued on or after April 1, 2009) and B		Income Protector (01.18)	January 3, 2018	February 5, 2018
A (issued on or after April 1, 2009) and B		Income Protector (02.18)	February 6, 2018	March 5, 2018
A (issued on or after April 1, 2009) and B		Income Protector (03.18)	March 6, 2018	April 2, 2018
A (issued on or after April 1, 2009) and B		Income Protector (04.18)	April 3, 2018	April 30, 2018
(1)	In all states except Oregon. In Oregon, Income Protector (05.11) was available through February 21, 2012.
(2)	In all states except Oregon. In Oregon, Income Protector (01.12) was available from February 22, 2013.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

If you select Income Protector, we restrict your Investment Option selection and allocations, and rebalance your Contract Value allocations quarterly.
All of the open Investment Options below are available to a Contract without Income Protector. See Appendix D, E, I, J and K for the Investment Options available with previously available versions of Lifetime Benefits, Target Date Benefits, Income Focus, Investment Protector and Income Protector.
OPEN INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	CLOSED INVESTMENT OPTIONS(2)
ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio(1)
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund(1)
AZL® MVP BlackRock Global Strategy Plus Fund(1)
AZL® MVP DFA Multi-Strategy Fund(1)
AZL MVP FusionSM Dynamic Balanced Fund(1)
AZL MVP FusionSM Dynamic Conservative Fund(1)
AZL MVP FusionSM Dynamic Moderate Fund(1)
AZL® MVP Growth Index Strategy Fund(1)
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund(1)
AZL® MVP Moderate Index Strategy Fund(1)
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund(1)
BLACKROCK
AZL® Enhanced Bond Index Fund(1)
AZL® Government Money Market Fund(1)
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® MSCI Emerging Markets Equity Index Fund
AZL® MSCI Global Equity Index Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund

DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund(1)
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond Fund(1)
GATEWAY
AZL® Gateway Fund
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio(1)
METWEST
AZL®  MetWest Total Return Bond Fund(1)
MFS
MFS VIT Total Return Bond Portfolio(1)
MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
PIMCO
PIMCO VIT Balanced Allocation Portfolio(1)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio(1)
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio(1)
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund

BLACKROCK
BlackRock Global Allocation V.I. Fund
DAVIS
Davis VA Financial Portfolio
FIDELITY
Fidelity VIP FundsManager® 50% Portfolio
Fidelity VIP FundsManager® 60% Portfolio
FRANKLIN TEMPLETON
Franklin Founding Funds Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio

(1)	These Investment Options are available with the current version of Income Protector.
(2)
These Investment Options were not available to any version of Income Protector available on or after October 16, 2017. For Contracts issued on or before October 13, 2017, these Investment Options are  now closed and are no longer available for selection. Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you, or in the event that we elect to effect a substitution into alternate Investment Options. Closed Investment Options are treated differently in Contracts that include one of the following optional living benefits: Lifetime Plus Benefit, Lifetime Plus II Benefit, Lifetime Plus 10 Benefit, Target Date Retirement Benefit, Target Date 10 Benefit, Investment Protector, or Income Protector versions available on or before October 13, 2017.

-	If your Contract does not include one of these optional living benefits, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer.
-
If your Contract includes one of these optional living benefits, closed Investment Options remain in your future Purchase Payment allocation instructions, continue to be subject to the automatic quarterly asset rebalancing transfers associated with your living benefit, and remain in an active AIP or DCA program unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

TABLE OF CONTENTS
Glossary		7
Fee Tables		12
	Owner Transaction Expenses	12
	Owner Periodic Expenses	12
	Contract Annual Expenses	13
	Annual Operating Expenses of the Investment Options	14
	Examples	15
1.	The Variable Annuity Contract	16
	State Specific Contract Restrictions	17
	When The Contract Ends	18
2.	Owners, Annuitants, and Other Specified Persons	18
	Owner	18
	Joint Owners	18
	Annuitant	18
	Beneficiary	19
	Covered Person(s)	19
	Payee	21
	Assignments, Changes of Ownership and Other Transfers of Contract Rights	21
3.	Purchase Payments	22
	Purchase Payment Requirements	22
	Allocation of Purchase Payments	23
	Automatic Investment Plan (AIP)	24
	Dollar Cost Averaging (DCA) Program	24
4.	Valuing Your Contract	25
	Accumulation Units	25
	Computing Contract Value and Bonus Value	26
5.	Investment Options	26
	Substitution and Limitation on Further Investments	33
	Transfers Between Investment Options	33
	Electronic Investment Option Transfer and Allocation Instructions	34
	Excessive Trading and Market Timing	34
	Flexible Rebalancing Program	36
	Financial Adviser Fees	36
	Voting Privileges	36
6.	Our General Account	37
7.	Expenses	37
	Mortality and Expense Risk (M&E) Charge	37
	Rider Charge	38
	Contract Maintenance Charge	40
	Withdrawal Charge	40
	Transfer Fee	42
	Premium Tax	42
	Income Tax	42
	Investment Option Expenses	42
8.	Access to Your Money	43
	Free Withdrawal Privilege	45
	Systematic Withdrawal Program	45
	Minimum Distribution Program and Required Minimum Distribution (RMD) Payments	45
	Waiver of Withdrawal Charge Benefit	46
	Suspension of Payments or Transfers	46
9.	The Annuity Phase	46
	Calculating Your Annuity Payments	46
	Variable or Fixed Annuity Payments	47
	Annuity Payment Options	47
	When Annuity Payments Begin	48
	Partial Annuitization	49
10.	Death Benefit	49
	Traditional Death Benefit	49
	Death of the Owner and/or Annuitant	50
	Death Benefit Payment Options During the Accumulation Phase	50
11.	Selection of Optional Benefits	51
	Replacing Optional Benefits	52
11.a	Income Protector	54
	Selecting Income Protector	54
	Removing Income Protector	55
	Lifetime Plus Payment Overview	55
	Benefit Base	55
	Quarterly Anniversary Value	56
	Annual Increase	56
	Requesting Lifetime Plus Payments	57
	Calculating Your Lifetime Plus Payments	58
	Automatic Annual Lifetime Plus Payment Increases	60
	Rate Sheet Supplement	60
	Taxation of Lifetime Plus Payments	60
	Charge Lock Option	60
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	63
	When Income Protector Ends	64
11.b	Quarterly Value Death Benefit	64
11.c	Bonus Option	65
12.	Taxes	66
	Qualified and Non-Qualified Contracts	66
	Taxation of Annuity Contracts	67
	Taxation of Lifetime Payments	67
	Tax-Free Section 1035 Exchanges	68
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

13.	Other Information	68
	Allianz Life	68
	The Separate Account	68
	Distribution	68
	Additional Credits for Certain Groups	70
	Administration/Allianz Service Center	70
	Legal Proceedings	70
	Financial Statements	70
	Status Pursuant to Securities Exchange Act of 1934	70
14.	Privacy Notice	71
15.	Table of Contents of the Statement of Additional Information (SAI)	72
Appendix A – Annual Operating Expenses for Each Investment Option		73
Appendix B – Condensed Financial Information		75
Appendix C – Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract		85
Appendix D – Lifetime Benefits		86
	Removing a Lifetime Benefit	87
	Covered Person(s)	88
	Lifetime Plus Payment Overview	89
	Benefit Base	90
	Quarterly Anniversary Value	91
	Lifetime Plus Benefit and Lifetime Plus II Benefit Value Differences	91
	5% Annual Increase and Enhanced 5% Annual Increase	91
	Enhanced 10-Year Value	92
	Manual Resets Under Lifetime Plus Benefit	93
	Automatic Resets Under Lifetime Plus II Benefit	93
	Lifetime Plus 10 Benefit's 10% Annual Increase	94
	Requesting Lifetime Plus Payments	95
	Calculating Your Lifetime Plus Payments	96
	Automatic Annual Lifetime Plus Payment Increases	98
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	99
	When a Lifetime Benefit Ends	101
Appendix E – Target Date Benefits		101
	Removing a Target Date Benefit	102
	Target Value Dates	102
	Target Value	103
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	104
	When a Target Date Benefit Ends	108
Appendix F – Previous Versions Of The Quarterly Value Death Benefit		109
Appendix G – Short Withdrawal Charge Option		109
Appendix H – No Withdrawal Charge Option		110
Appendix I – Income Focus		111
	Removing Income Focus	111
	Income Focus Payment Overview	112
	Total Income Value	112
	Income Values	113
	Income Value Percentages and Performance Increases	113
	Requesting Income Focus Payments	114
	Calculating Your Income Focus Payments	115
	Taxation of Income Focus Payments	116
	Charge Lock Option	116
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	118
	When Income Focus Ends	119
Appendix J – Investment Protector		120
	Removing Investment Protector	121
	Target Value Dates	121
	Target Value	122
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	123
	When Investment Protector Ends	130
Appendix K – Previous Versions of Income Protector		131
Appendix L – Charge Lock Option Examples		134
	Income Protector	134
	Income Focus	134
Appendix M – Additional Expense Examples		135
For Service or More Information		136
	Our Service Center	136

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus Benefit described in Appendix D.
10% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus 10 Benefit described in Appendix D.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Additional Required Benefit – an additional optional benefit you must have if you have the Quarterly Value Death Benefit described in section 11.b. Additional Required Benefits include Income Protector, Lifetime Benefits, Target Date Benefits, Income Focus, and Investment Protector. The only currently available Additional Required Benefit is Income Protector.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it is initially equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. If selected after issue, it is initially equal to Contract Value determined at the end of the Business Day prior to the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries this value is reset to equal the current Contract Value if greater, and we apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase under Income Protector as discussed in section 11.a. The Annual Increase Percentage for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Annual Increase Percentage for previously available versions of Income Protector.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Base Contract – the Contract without any optional benefits.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary under Income Protector as discussed in section 11.a, or Income Focus as discussed in Appendix I.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a or under the Lifetime Benefits as discussed in Appendix D.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a or under the Lifetime Benefits as discussed in Appendix D, or Income Focus Payments under Income Focus as discussed in Appendix I.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary under Income Protector as discussed in section 11.a, or under the Lifetime Benefits as discussed in Appendix D, or under Income Focus as discussed in Appendix I.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Bonus Option – an optional benefit that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 (subject to a three-year vesting schedule) as discussed in section 11.c. This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.
Bonus Value – if you have the Bonus Option, the total Contract Value plus any unvested bonus amounts.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Charge Lock Date – this is the date after which your Income Protector or Income Focus rider charge does not change.
Charge Lock Option – a rider that may be available to you if you have Income Protector or Income Focus and we increase your benefit's rider charge. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases. The Charge Lock Option rider for Income Protector is discussed in section 11.a, and for Income Focus it is discussed in Appendix I.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. If you have the Bonus Option, Contract Value includes only vested bonus amounts; it does not include unvested bonus amounts.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under Income Protector or Income Focus Payments under Income Focus as discussed in section 2, or under the Lifetime Benefits as discussed in Appendix D. There are restrictions on who can become a Covered Person.
Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the Lifetime Benefits described in Appendix D, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.
Cumulative Withdrawal Benefit – a benefit under the Lifetime Benefits described in Appendix D in all states except Nevada that allows you to control the amount of Lifetime Plus Payments you receive.
Cumulative Withdrawal Value – under the Lifetime Benefits described in Appendix D, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.
Earliest Anniversary – the earliest available initial Target Value Date that you can select under Investment Protector as discussed in Appendix J. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. Appendix J also includes historical Earliest Anniversary rates for all versions of Investment Protector.
Enhanced 5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus II Benefit described in Appendix D.
Enhanced 10-Year Value – an amount used to determine the Benefit Base under the Lifetime Plus Benefit or Lifetime Plus II Benefit described in Appendix D.
Excess Withdrawal – if you have Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract. Income Protector is discussed in section 11.a, and Income Focus is discussed in Appendix I.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date under Investment Protector as discussed in Appendix J. Appendix J also includes historical Future Anniversary rates for all versions of Investment Protector.
Good Order – a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value under Investment Protector as discussed in Appendix J. Appendix J also includes historical Guarantee Percentage rates for all versions of Investment Protector.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase for Income Protector as discussed in section 11.a. The Guarantee Years for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Guarantee Years for previously available versions of Income Protector.
Highest Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus II Benefit described in Appendix D.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.
Income Focus – an optional benefit described in Appendix I that is no longer available, has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the guaranteed lifetime income payment we make to you under Income Focus as discussed in Appendix I. The annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages.
Income Protector – an optional benefit described in section 11.a that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person meets the minimum exercise age. The minimum exercise age for the Income Protector is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the minimum exercise age for previously available versions of Income Protector.
Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix I. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment under Income Focus. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix I. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase under Income Protector as discussed in section 11.a. If selected at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. If selected after issue, it is initially equal to Contract Value determined at the end of the Business Day prior to the Rider Effective Date, adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Investment Protector – an optional benefit described in Appendix J that is no longer available, has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Last Increase Date – if you have Income Protector and select the Charge Lock Option rider, this is the date after which you no longer receive automatic increases to your guaranteed values and payments.
Lifetime Plus Benefit, Lifetime Plus II Benefit, Lifetime Plus 10 Benefit – optional benefits described in Appendix D that have an additional M&E charge and were intended to provide a payment stream for life in the form of partial withdrawals.
Last Performance Increase Date – if you have Income Focus and select the Charge Lock Option rider, this is the date after which your Income Value Percentages no longer receive Performance Increases.
Lifetime Plus Payment – the guaranteed lifetime income payment we make to you based on the Benefit Base under Income Protector as discussed in section 11.a, or the Lifetime Benefits as discussed in Appendix D.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.
No Withdrawal Charge Option – an optional benefit described in Appendix H that has an additional M&E charge and eliminates the Base Contract's seven-year withdrawal charge.
Owner – "you," "your" and "yours." The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Payment Percentages table for previous versions of Income Protector.
Performance Increase – a 1% annual increase to each Income Value Percentage under Income Focus if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector's Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefits as discussed in section 11.b and Appendix F.
Quarterly Value Death Benefit – an optional benefit described in section 11.b and Appendix F that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.b requires selection of an Additional Required Benefit.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Rate Sheet Supplement – the supplement that must accompany this prospectus that contains the rates for the values used to calculate the benefits provided by Income Protector. The Rate Sheet Supplement has the rates for the Annual Increase Percentage, Guarantee Years, Payment Percentages table, and the minimum exercise age. Once these rates are established for your Contract, they will not change while your benefit is in effect. Historical Rate Sheet Supplements for Income Protector and Investment Protector can be found in Appendix B to the SAI.
Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector's Target Value as discussed in Appendix J.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you have Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Short Withdrawal Charge Option – an optional benefit described in Appendix G that has an additional M&E charge and shortens the Base Contract's withdrawal charge period to four years.
Target Value – the amount we guarantee will be available to you on the last Business Day before each Target Value Date under the Target Date Benefits as discussed in Appendix E, and under Investment Protector as discussed in Appendix J. If you have a Target Date Benefit the Target Value is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals. If you selected Investment Protector at issue, it is the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the total Purchase Payments adjusted for withdrawals. If you selected Investment Protector after issue, it is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the Contract Value at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments.
Target Value Date – on the last Business Day before each Target Value Date we guarantee your Contract Value cannot be less than the Target Value under the Target Date Benefits as discussed in Appendix E, and under Investment Protector as discussed in Appendix G.
Total Income Value – the sum of all your individual Income Value(s) under Income Focus as discussed in Appendix I. We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the death benefit provided by the Contract that is equal to the greater of Contract Value or the Traditional Death Benefit Value as discussed in section 10.
Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7, Expenses.
OWNER TRANSACTION EXPENSES
Withdrawal Charge During Your Contract's Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(3)
	Base Contract(4)	Bonus Option(5)	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(6)………………………………….......	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(7)…………………………………...…	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES
Contract Maintenance Charge(8)………………...	$50
(per Contract per year)
(1)
The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.

(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	For Contracts issued in Florida on or after January 1, 2011, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.
(4)	For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3% and 0% for the time periods referenced.
(5)
For Contracts issued in Connecticut on or prior to April 29, 2011, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.

(6)
We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.

(7)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.
(8)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

CONTRACT ANNUAL EXPENSES
Base Version A Contract and Base Version B Contract with…	Available Dates	Mortality and Expense Risk (M&E) Charge(9) (as a percentage of each Investment Options' net asset value)
No optional benefits	5/1/2007 - 4/26/2013	1.40%
Quarterly Value Death Benefit(10)	5/1/2007 - 4/26/2013	1.70%
Bonus Option	5/1/2007 - 4/26/2013	1.70%
Short Withdrawal Charge Option	5/1/2007 - 7/23/2012	1.65%
No Withdrawal Charge Option	3/17/2008 - 3/31/2009 7/22/2009 - 7/23/2012	1.75%
Bonus Option and Quarterly Value Death Benefit(10)	5/1/2007 - 4/26/2013	2.00%
Short Withdrawal Charge Option and Quarterly Value Death Benefit(10)	5/1/2007 - 7/23/2013	1.95%
No Withdrawal Charge Option and Quarterly Value Death Benefit(10)	3/17/2008 - 3/31/2009 7/22/2009 - 7/23/2012	2.05%

Currently Available Benefit	Rider Charge (as a percentage of the Benefit Base)
	Maximum	Current(11)
Income Protector
Single Lifetime Plus Payments	2.50%	1.40%
Joint Lifetime Plus Payments	2.75%	1.40%

Previously Available Benefits (Version Identifier)	Contract Version	Available Dates	Rider Charge
			Maximum		Current(11)
			Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payments(12) (rider charge as a percentage of the Benefit Base)
Income Protector (04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16, 11.16, 12.16, 01.17, 02.17, 03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17, 12.17, 01.18, 02.18, 03.18, 04.18)	A(13) and B	4/27/2015 – 4/30/2018	2.50%	2.75%	1.40%	1.40%
Income Protector (10.12)	A(13) and B	10/15/2012 – 4/24/2015	2.50%	2.75%	1.20%	1.20%
Income Protector (07.12)	A(13) and B	7/23/2012 - 10/12/2012	2.50%	2.75%	1.10%	1.10%
Income Protector (05.12)	A(13) and B	4/30/2012 - 7/20/2012	2.50%	2.75%	1.60%	1.60%
Income Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	2.75%	1.60%	1.60%
Income Protector (05.11)	A and B	5/2/2011 - 1/20/2012	2.50%	2.75%	1.55%	1.70%
Income Protector (08.09, 05.10)	A	7/22/2009 - 4/29/2011	2.50%	2.75%	1.55%	1.70%
Income Focus with Income Focus Payments(12) (rider charge as a percentage of the Total Income Value)
Income Focus	B	4/30/2012 - 4/24/2015	2.75%	2.95%	1.30%	1.30%

Previously Available Benefit (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Current(11)
Investment Protector
Investment Protector (01.12, 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	A(13) and B	4/30/2012 – 10/16/2016	2.50%	1.30%
Investment Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	1.30%
Investment Protector (05.10)	A and B	5/3/2010 - 1/20/2012	2.50%	1.25%
Investment Protector (08.09)	A	7/22/2009 - 4/30/2010	2.50%	1.15%

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Previously Available Lifetime Benefits	Maximum Additional M&E Charge(14) (as a percentage of each Investment Options' net asset value)	Current Additional M&E Charge(14) (as a percentage of each Investment Options' net asset value)
		No qualifying event, or declined charge increase(15)	Had a qualifying event and accepted increase(15)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (available on Version A Contracts from 1/26/2009 through 3/31/2009)
Single Lifetime Plus Payments	1.60%	0.95%	1.20%
Joint Lifetime Plus Payments	1.75%	1.10%	1.35%
Lifetime Plus II Benefit (available on Version A Contracts from 11/12/2007 through 1/23/2009) and Lifetime Plus 10 Benefit (available on Version A Contracts from 7/17/2008 through 1/23/2009)
Single Lifetime Plus Payments	1.60%	0.80%(16)	1.20%(16)
Joint Lifetime Plus Payments	1.75%	0.95%(16)	1.35%(16)
Lifetime Plus Benefit (available on Version A Contracts from 5/1/2007 through 1/23/2009)
Single Lifetime Plus Payments	1.50%	0.70%	1.20%
Joint Lifetime Plus Payments	1.65%	0.85%	1.35%

Previously Available Target Date Benefits (available on Version A Contracts)	Available Dates	Additional M&E Charge(17) (as a percentage of each Investment Options' net asset value)
Target Date 10 Benefit	1/26/2009 - 3/31/2009	0.55%
Target Date Retirement Benefit	3/17/2008 - 1/23/2009	0.40%
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2017, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(18) (including management fees, distribution or 12b‑1 fees, and other expenses) before fee waivers and expense reimbursements	0.48%	1.85%
(9)
The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.70% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(10)
The Contract offered three different Quarterly Value Death Benefits that have an additional 0.30% M&E charge. Appendix F describes the original (available from May 1, 2007 through April 30, 2010), and second (available from May 2, 2010 through April 27, 2012) versions of this death benefit. The Quarterly Value Death Benefit described in section 11.c was available from April 30, 2012 through April 26, 2013, and if you remove its Additional Required Benefit without simultaneously replacing it, we stop assessing the additional 0.30% M&E charge after the rider termination date.

(11)
The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix I, and for Investment Protector see Appendix J.

(12)
If you select the Charge Lock Option rider, the rider charge for Income Protector or Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as your selected benefit is in effect and your Contract Value is positive. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix I.

(13)	Available on Version A Contracts issued on or after April 1, 2009.
(14)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix D.
(15)
For Contracts issued in Nevada, the additional M&E charge is 0.70% for single payments and 0.85% for joint payments and this charge will not change. In all other states, a qualifying event is the reset of a Lifetime Benefit's Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in Appendix D.

(16)	On the Benefit Date, the additional M&E charge reduces 0.10% as discussed in Appendix D.
(17)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix E.
(18)
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

EXAMPLES
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.
We deduct the $50 contract maintenance charge in the examples at the end of each Contract Year during the Accumulation Phase and we may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits, which is the Base Contract with Bonus Option, Quarterly Value Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.75%). However, Income Protector is the only currently available optional benefit.
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.85% (the maximum Investment Option operating expense)	$1,584	$3,092	$4,496	$7,835
0.48% (the minimum Investment Option operating expense)	$1,444	$2,693	$3,867	$6,773
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the date we issue the Contract (Issue Date) in all states except Florida, which is one year after the Issue Date.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.85% (the maximum Investment Option operating expense)	-	$2,242	$3,796	$7,835
0.48% (the minimum Investment Option operating expense)	-	$1,843	$3,167	$6,773

3)	If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.85% (the maximum Investment Option operating expense)	$734	$2,242	$3,796	$7,835
0.48% (the minimum Investment Option operating expense)	$594	$1,843	$3,167	$6,773
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2017. See the SAI Appendix for condensed financial information regarding the December 31, 2017 AUVs for other charges.
NOTE FOR CONTRACTS WITH THE PREVIOUSLY AVAILABLE INCOME FOCUS RIDER: In example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Please see Appendix M for expense example 1 (full surrender) and 3 (no surrender) for these Contracts.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

1.	THE VARIABLE ANNUITY CONTRACT

NOTE: Version A Contracts and Version B Contracts are no longer offered for sale, but you may be able to make additional Purchase Payments or add certain optional benefits.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options' performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge). You can also make additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey, or if your Contract was issued from August 17, 2009 through April 26, 2013. Purchase Payments are subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
NOTE: We no longer accept additional Purchase Payments to Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.

For an additional charge, you may be able to select any one of the following optional benefits, if available.
Currently Available Benefit
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Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector. The minimum exercise age for the currently available version of Income Protector is stated in the Rate Sheet Supplement. Appendix K contains information specific to previously available versions of this benefit.

Previously Available Benefits
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The Quarterly Value Death Benefit potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). The Quarterly Value Death Benefit was only available at issue. Section 11.b describes the Quarterly Value Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix F describes the original Quarterly Value Death Benefit available from May 1, 2007 through April 30, 2010, and the second Quarterly Value Death Benefit available from May 2, 2010 through April 27, 2012.

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The Bonus Option (see section 11.c) provides a 6% bonus on Purchase Payments received before age 81 subject to a three-year vesting schedule. The Bonus Option has a higher and longer withdrawal charge schedule and was only available at issue from May 1, 2007 through April 26, 2013.

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The Lifetime Benefits (see Appendix D) are similar to Income Protector. These benefits also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit. The Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009 and the Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Both of these benefits allow payments to begin from age 50 to age 90. The Lifetime Plus 10 Benefit was available from June 17, 2008 through March 31, 2009 and payments can begin from age 65 to 90.

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The Target Date Benefits (see Appendix E) are similar to Investment Protector. These benefits provide a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. The Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

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The Short Withdrawal Charge Option (see Appendix G) shortens the Base Contract's withdrawal charge period from seven to four years. It was only available at issue from May 1, 2007 through July 23, 2012.

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The No Withdrawal Charge Option (see Appendix H) eliminates the Base Contract's withdrawal charge. It was only available at issue from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012. The No Withdrawal Charge Option originally required selection of an Additional Required Benefit. Effective October 17, 2016 this requirement no longer applies and you can either retain or remove the previously selected Additional Required Benefit from your Contract. The Additional Required Benefits provide either guaranteed lifetime income (Lifetime Benefits, Income Focus and Income Protector) or an accumulation guarantee (Target Date Benefits and Investment Protector), but these benefits also have an additional charge and restrict Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit's guaranteed income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.

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Income Focus (see Appendix I) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 30, 2012 through April 24, 2015.

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Investment Protector (see Appendix J) is similar to the Target Date Benefits. This benefit also provides a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently. Investment Protector was available from July 22, 2009 through October 16, 2016.

The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.
•	The Business Day we process your request for a full withdrawal.
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Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.

If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options' performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
STATE SPECIFIC CONTRACT RESTRICTIONS
The Contract is subject to the law of the state in which it was issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. Features for which there are state-specific Contract provisions include the following.
•	The withdrawal charge.
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Restrictions on additional Purchase Payments, joint Covered Persons, Contract assignments, the maximum available assumed investment rate used to calculate variable Annuity Payments, and the earliest Income Date.

•	Availability of the Charge Lock Option rider, waiver of withdrawal charge benefit, automatic investment plan and free withdrawal privilege.
•	Termination of the Income Protector and Income Focus riders.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus. Our "Service Center" is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
WHEN THE CONTRACT ENDS
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you purchased a Contract and take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
JOINT OWNERS
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased your Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Annuity Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix to the SAI. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1 or 3, payments end.
– Annuity Option 2 or 4, payments end when the guarantee period ends.
– Annuity Option 5, payments end and the Payee may receive a lump sum refund.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

BENEFICIARY
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary's interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
NOTE FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.

COVERED PERSON(S)
If you have Income Protector or the previously available Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine availability of the benefit under Income Protector (Income Focus is no longer available), when lifetime payments can begin and the initial payment amount. When you select Income Protector, you choose whether you want payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). For Income Focus you made this choice when you selected the benefit. Joint Owners and joint Covered Persons must be spouses within the meaning of federal tax law. For Income Protector, joint lifetime payments are not currently available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

For single lifetime payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint lifetime payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
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if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments, assuming the surviving non-Annuitant spouse is the beneficiary under the qualified plan or custodial IRA.

After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract's Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. A request is in "Good Order" when it contains all the information we require to process it. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge. When we receive notification of an Owner's death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.
If you select Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person's current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you have Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Once we remove a Covered Person, he or she cannot be reinstated.
NOTE:

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For Income Protector or Income Focus riders issued in states other than California or New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.

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For Joint Owners selecting single lifetime payments: If you are no longer spouses on the date of an Owner's death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.

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For Income Protector or Income Focus riders issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long lifetime payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is not allowed for a surviving civil union partner under the federal tax law. However, if the Contract Value reduces to zero before the one year anniversary of the first civil union partner's death, lifetime payments can continue as Annuity Payments if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments stop.

PAYEE
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
NOTE IF YOU SELECT INCOME PROTECTOR OR HAVE INCOME FOCUS:

•	An assignment does not change the Covered Person(s).
•	For riders issued in California, Florida, Ohio, Oregon, New Jersey, Texas and Wisconsin: We cannot restrict assignments.
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For riders issued in states other than California or New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if all Covered Persons no longer have the required relationship as stated under "Covered Person(s)" in this section (Owner, Annuitant or sole Beneficiary) your selected benefit and any lifetime payments end. Any existing Contract assignment must be removed before you begin receiving lifetime payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

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For riders issued in California and New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person who was previously an Owner or Annuitant no longer has that position, the benefit and any lifetime payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, if the deceased's spouse continues the Contract, the benefit and lifetime payments continue until the earlier of the date of death of the surviving spouse or last surviving Covered Person. For riders issued in New Jersey involving civil union partners, the benefit and lifetime payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

3.	PURCHASE PAYMENTS

PURCHASE PAYMENT REQUIREMENTS
We no longer accept additional Purchase Payments for Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.
The additional Purchase Payment requirements for Contracts issued in Connecticut, Florida, and New Jersey, and for Contracts issued from August 17, 2009 through April 26, 2013, are as follows.
•	If you do not have Income Protector, or the previously available Income Focus or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
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If you have Income Protector, or the previously available Income Focus or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If you have Income Protector or the previously available Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you have the previously available Investment Protector we do not allow additional payments on or after the third rider anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary). The minimum additional Purchase Payment we will accept is $50.

If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is "received" when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
For Contracts issued from August 17, 2009 through April 26, 2013, we may terminate your ability to make additional Purchase Payments because we reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis. This applies to Contracts issued in all states except those listed in the following Note. If mandated under applicable law, we may be required to reject a Purchase Payment. If we exercise our right to no longer allow additional Purchase Payments this may limit your ability to fund your Contract's guaranteed benefits such as Income Protector's Benefit Base, Income Focus' Income Values, Investment Protector's Target Value or the Quarterly Value Death Benefit's Quarterly Anniversary Value.
NOTE:
•	For Contracts issued in Mississippi: Additional Purchase Payments are limited to the first Contract Year, so we no longer accept additional Purchase Payments.
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For Contracts issued in Massachusetts: If you have Investment Protector, additional Purchase Payments are limited to the first three Contract Years, so we no longer accept additional Purchase Payments on these Contracts. This restriction continues to apply even if you later remove Investment Protector from your Contract. Contracts issued in Massachusetts with Investment Protector were issued as individual limited purchase payment variable deferred annuity contracts.

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For Contracts issued in New Jersey: The maximum total Purchase Payments that we can accept is $1.5 million for Contracts issued on or prior to April 29, 2011, and $1 million for Contracts issued from May 2, 2011 through April 26, 2013; we will decline a Purchase Payment if it would cause total Purchase Payments to be more than this maximum amount. We can also decline an additional Purchase Payment if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, we do not allow additional Purchase Payments on or after the Annuity Date), but we cannot decline an additional Purchase Payment for any other reason.

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For Contracts issued in Connecticut and Florida: We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).

ALLOCATION OF PURCHASE PAYMENTS
You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is no longer available to Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section, including the initial amount if you have Income Protector, Income Focus or Investment Protector. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. If you have Income Protector, Income Focus or Investment Protector, and/or choose to begin Annuity Payments, AIP ends automatically as follows.
•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.
•	If you have Income Protector or Income Focus, AIP ends on the Benefit Date.
•	If you have Investment Protector, AIP ends on the third rider anniversary.
We reserve the right to discontinue or modify AIP at any time and for any reason.
NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program transfers Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you have the Bonus Option) monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value (or Bonus Value, if applicable) applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Government Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the Benefit Date that Lifetime Plus Payments begin if you have Income Protector;
•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);
•	the DCA program period ends (which is either six or twelve months); or
•	your Contract ends.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.
NOTE:
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For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money Market Fund.

•	This program is not available if you have Income Focus.

4.	VALUING YOUR CONTRACT

Your Contract Value (and Bonus Value, if applicable) increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options' performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
ACCUMULATION UNITS
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount's accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option's net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day's price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount's accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

COMPUTING CONTRACT VALUE AND BONUS VALUE
We calculate your Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts) at the end of each Business Day by multiplying each subaccount's accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. If you have a Bonus Contract, we compute your Contract Value by deducting the unvested bonus amount from the Bonus Value. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value and Bonus Value (if applicable) on any given Business Day are determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

5.	INVESTMENT OPTIONS

The following table lists this Contract's Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options' prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options' prospectuses. You can obtain the current Investment Options' prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option's Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios' results. The investment advisers cannot guarantee, and make no representation, that these similar funds' investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a "fund of funds" and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b‑1 fees to the Contracts' distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options' advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options' aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b‑1 fees or service fees to the Trust, and the Trust does not charge 12b‑1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Fund Management LLC, NFJ Investment Group LLC, and Pacific Investment Management Company LLC.
INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
ALLIANZ
Allianz Global Investors Fund Management LLC/Allianz Global Investors U.S. LLC	RCM Dynamic Multi-Asset Plus VIT Portfolio	Specialty	Long-term capital appreciation
Invests in a globally diverse combination of equity securities and U.S. dollar denominated fixed income securities, including emerging markets, and targets a strategic asset allocation of 60% equity exposure and 40% fixed income exposure. Seeks to limit downside risk by moving toward less volatile asset classes during periods of high market volatility.

ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.

	AZL Moderate Index Strategy Fund	Specialty	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.

	AZL MVP Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP BlackRock Global Strategy Plus Fund	Specialty	High total investment return
Invests primarily (approximately 80% to 100%) in a combination of three underlying funds including AZL BlackRock Global Allocation Fund (50%), AZL MSCI Global Equity Index Fund (20%) and AZL Enhanced Bond Index Fund (30%) under normal market conditions, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation
Invests primarily (approximately 80% to 100%) in the underlying AZL Fidelity Institutional Asset Management Multi-Strategy Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Balanced Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Conservative Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Moderate Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Growth Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Moderate Index Strategy Fund	Specialty	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 50% to 70% to underlying equity index funds and 30% to 50% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	Specialty	Long term capital appreciation with preservation of capital as an important intermediate-term objective
Invests primarily (approximately 80% to 100%) in a combination of three underlying funds including AZL T. Rowe Price Capital Appreciation Fund (50%), approximately 30% in the AZL S&P 500 Fund and 20% in the AZL Enhanced Bond Index Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

BLACKROCK
Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.

Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Seeks to match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Seeks to match the performance of the Standard & Poor's MidCap 400® Index ("S&P 400 Index") as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

	AZL MSCI Emerging Markets Equity Index Fund	Specialty	Seeks to match the performance of the MSCI Emerging Markets Index as closely as possible	Generally invests at least 90% of its assets in the securities of the MSCI Emerging Markets Index, and in depositary receipts representing securities in the underlying index.
	AZL MSCI Global Equity Index Fund	International Equity	Seeks to match the performance of the MSCI World Index as closely as possible	Generally invests at least 90% of its assets in securities of the MSCI World Index, and in depositary receipts representing securities of the underlying index.
	AZL Russell 1000 Growth Index Fund	Large Growth	Seeks to match the total return of the Russell 1000® Growth Index
Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Growth Index or in derivative instruments linked to that Index, primarily stock index futures contracts.

	AZL Russell 1000 Value Index Fund	Large Value	Seeks to match the total return of the Russell 1000® Value Index
Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Value Index or in derivative instruments linked to that Index, primarily stock index futures contracts.

	AZL S&P 500 Index Fund	Large Blend	Seeks to match total return of the S&P 500®
Generally invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.

	AZL Small Cap Stock Index Fund	Small Cap	Seeks to match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

DAVIS
Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond
The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value

Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement

FIDELITY INSTITUTIONAL ASSET MANAGEMENT
Managed by Allianz Investment Management LLC/FIAM LLC/Geode Capital Managenent, LLC	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation
Approximately 60% of the Fund's assets will be managed by FIAM LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund's assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.

Managed by Allianz Investment Management LLC/ FIAM LLC	AZL Fidelity Institutional Asset Management Total Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity Management & Research Company/FMR Co., Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

FRANKLIN TEMPLETON
Administered by Franklin Templeton Services, LLC	Franklin Founding Funds Allocation VIP Fund	Specialty (Fund of Funds)	Capital appreciation with income as a secondary goal	Invests equal portions in Class 1 shares of the Franklin Income VIP Fund, Mutual Shares VIP Fund, and Templeton Growth VIP Fund.
Franklin Advisers, Inc.	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

J.P. MORGAN
J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.
METWEST
Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return
At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.

MFS
Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation
Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.

MORGAN STANLEY
Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

PIMCO
Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT Balanced Allocation Portfolio	Specialty	Total return which exceeds that of its benchmark
Invests in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets ("Equity Sleeve") and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments ("Fixed Income Sleeve").

	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return which exceeds that of its benchmark
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade by Moody's or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Long-Term U.S. Government Portfolio	Speciality	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives. May also invest in other types of fixed income instruments.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT StocksPLUS® Global Portfolio	International Equity	Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management
The Portfolio normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Secondary Index (50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged)). Derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

T. ROWE PRICE
Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective
Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential  for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
TRANSFERS BETWEEN INVESTMENT OPTIONS
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.
The following applies to any transfer.
•
The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.

•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•
If you have Income Protector, Income Focus or Investment Protector, your transfer instructions must comply with the "Investment Option Allocation Restrictions and Quarterly Rebalancing" in section 11.a, Income Protector or Appendix I – Income Focus or Appendix J – Investment Protector.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•
Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day's prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider's, or your Financial Professional's, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option's shares are subject to acceptance by that Investment Option's manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options' managers.
NOTE: This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
FLEXIBLE REBALANCING PROGRAM
Your selected Investment Options' performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value (and Bonus Value, if applicable) in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
NOTE: This program is not available if you have Income Protector, Income Focus or Investment Protector.

FINANCIAL ADVISER FEES
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.
Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59½, withdrawals may be subject to a 10% additional federal tax.
Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.
Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser's actions. We do not set your adviser's fee or receive any part of it. Any adviser fee you pay is in addition to this Contract's fees and expenses. You should ask your adviser about compensation they receive for this Contract.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser's trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
VOTING PRIVILEGES
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote's outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

We determine your voting interest in an Investment Option as follows.
•
You can provide voting instructions based on the dollar value of the Investment Option's shares in your Contract's subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector's Benefit Base, or Investment Protector's Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.
MORTALITY AND EXPENSE RISK (M&E) CHARGE
We calculate and accrue the M&E charge at an annualized rate of the Investment Options' net asset value on each Business Day during the Accumulation Phase as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options' net asset value)
Base Contract without optional benefits(1)	1.40%
Base Contract with Quarterly Value Death Benefit(2)	1.70%
Base Contract with the Bonus Option(1)	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit(2)	2.00%
(1)
Upon the death of the Owner, we continue to assess a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts when paying the death benefit under Option B, or with variable Annuity Payments or optional payments under Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

(2)
For Contracts issued from April 30, 2012 through April 26, 2013, if you remove an Additional Required Benefit from your Contract without simultaneously replacing it, we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit's rider termination date. In this instance you will not receive any future lock ins of quarterly investment gains to your death benefit but you keep any prior lock ins.

If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. The M&E charge reduces the net asset value that we use to calculate each subaccount's accumulation unit value during the Accumulation Phase, or each subaccount's annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have the Base Contract with Quarterly Value Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

The M&E charge compensates us for providing all your Contract's benefits, including our contractual obligation to make Annuity Payments and certain  Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
RIDER CHARGE
If you select Income Protector, we deduct a rider charge from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We calculate the daily rider charge before we process any additional Purchase Payments or withdrawals, and if this is also a Quarterly Anniversary, before we increase the Benefit Base for the Annual Increase Percentage or any Contract Value increase. We deduct the rider charge for each quarter at the end of the last Business Day before each Quarterly Anniversary while Income Protector is in effect with the following exceptions.
•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•	If you fully annuitize the Contract, we deduct the final rider charge before calculating Annuity Payments.
•	If Income Protector ends due to death, we deduct the final rider charge before calculating the death benefit.
Rider Charge
	Maximum	Minimum	Current
Income Protector(1) Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	0.50% 0.50%	1.40% 1.40%
(1)
If you select the Charge Lock Option rider, the Income Protector's rider charge is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Protector is in effect and your Contract Value is positive.

For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. The Charge Lock Option rider for Income Protector is discussed in section 11.a.
We deduct the rider charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable). We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract's guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector's Benefit Base and Quarterly Value Death Benefit's Quarterly Anniversary Value (see section 11.b). If on a Quarterly Anniversary the Contract Value at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base change the rider charge amount. For example, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.
This fee compensates us for the benefits provided by Income Protector, including your benefit's guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Example: On the Quarterly Anniversary your current annual rider charge is 1.40% and your Benefit Base is $116,250 based on an Annual Increase Percentage of 5% (1.25% simple interest quarterly). During the quarter you make no additional Purchase Payments, take no withdrawals and do not begin Lifetime Plus Payments. We calculate the daily rider charge amount for this quarter as follows:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or:  $116,250 x (1.40% ÷ 365) = $4.46
If there are 89 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or: 89 x $4.46 = $396.94
On the last Business Day before the next Quarterly Anniversary we would deduct $396.94 from the Contract Value. Then on the Quarterly Anniversary we would apply the Annual Increase Percentage to the Benefit Base. Assuming the Contract Value is not greater than the Annual Increase after application of simple interest increase, the new Benefit Base for the upcoming quarter would be $117, 500 ($116,250 x 1.25%). We would then use this new Benefit Base to begin computing the daily rider charge for the next quarter on the Quarterly Anniversary as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or:  $117,500 x (1.40% ÷ 365) = $4.51
If you make an additional Purchase Payment of $15,000 on the 43rd day of the next quarter, your Benefit Base would increase by the amount of the payment to $132,500 ($117,500 + $15,000). We would then use this new Benefit Base to begin computing the daily rider charge for the remainder of the quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or:  $132,500 x (1.40% ÷ 365) = $5.08
If there are 92 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or:
(43 x $4.51) + (49 x $5.08) = $193.93+ $248.92 = $442.85
On the last Business Day before the next Quarterly Anniversary we would deduct $442.85 from the Contract Value, then apply the Annual Increase Percentage and lock in any Contract Value increase to the Benefit Base. We would then use this new updated Benefit Base to begin computing the daily rider charge for the next quarter on the next day.
Please note that this example may differ from your actual results due to rounding.
NOTE:

•
Rider charges for prior versions of Income Protector are included in Appendix K. Rider charges for the previously available Income Focus are included in Appendix I, and for the previously available Investment Protector are included in Appendix J.

•
Selecting the Charge Lock Option rider may reduce Income Protector's benefits significantly, and you may be better off either accepting a rider charge increase, or removing Income Protector from your Contract. If you select the Charge Lock Option rider your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date. The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. You should consult with your Financial Professional before selecting the Charge Lock Option rider.

•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
•
For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your guaranteed values or payments.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

CONTRACT MAINTENANCE CHARGE
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•
During the Accumulation Phase for all your Vision Contracts if the total Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value (or Bonus Value, if applicable) for all individually owned Vision Contracts by using the Owner's social security number, and for non-individually owned Vision Contracts we use the Annuitant's social security number.

•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract's guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
WITHDRAWAL CHARGE
You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee, contract maintenance charge, or rider charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we process withdrawal requests as follows.
1.
First we withdraw from Purchase Payments that are beyond your Contract's withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract's withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.
Finally we withdraw any Contract earnings. Bonuses (if applicable) and earnings on them are considered Contract earnings for withdrawal charge purposes. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(1)
	Base Contract(2)	Bonus Option(3)
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%
(1)	For Contracts issued in Florida from January 1, 2011 through April 26, 2013, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.
(2)	For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.
(3)
For Contracts issued in Connecticut on or prior to April 29, 2011, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.

Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value (and Bonus Value, if applicable). We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)
Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3)	Purchase Payments on a FIFO basis. We withdraw $30,000 from the first Purchase Payment, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:
 $30,000 x 0.925 = $27,750.
Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:
 $12,250 ÷ 0.915 = $13,388
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.
NOTE:

•
Because we do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or for Contract charges other than the withdrawal charge, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.

•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.
•	For Contracts issued in Washington: Penalty-free withdrawals reduce the Withdrawal Charge Basis. It is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).
•	For Contracts issued in Florida from January 1, 2011 through April 26, 2013: The withdrawal charge cannot exceed 10% of the Contract Value withdrawn.

TRANSFER FEE
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract's guaranteed values.
PREMIUM TAX
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
INCOME TAX
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
INVESTMENT OPTION EXPENSES
The Investment Options' assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options' prospectuses. These expenses reduce the Investment Options' performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options' investment advisers provided us with the expense information in this prospectus and we did not independently verify it.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by withdrawing the Target Value on the last Business Day before each Target Value Date (if you have Investment Protector);
•	by taking Lifetime Plus Payments (if you have Income Protector);
•	by taking Income Focus Payments (if you have Income Focus);
•	by taking required minimum distributions (Qualified Contracts only) as discussed in "Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day's values.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.
**	Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you have Income Protector, Income Focus or Investment Protector, and take a partial withdrawal from specific Investment Options, the benefit's quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
If you have the Bonus Option and you have multiple bonuses, we reduce the oldest unvested bonus first (see section 11.d, Bonus Option). Partial withdrawals in excess of the free withdrawal privilege reduce unvested bonus amounts by the percentage of the Contract Value withdrawn, as shown in the following example.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any final rider charge if you selected Income Protector, Income Focus or Investment Protector,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
NOTE:
•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.
•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.

•
For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

Example
•	You purchased a Base Contract with the Bonus Option, made an initial Purchase Payment of $100,000 and received a $6,000 bonus.
•
You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus is not vested.

Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
= $50,000 – $12,000 =	$38,000.00
Divided by (1 minus the withdrawal charge percentage) = 1 – 0.085 =	÷ 0.915
Total amount subject to a withdrawal charge	$41,530.05
Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 – $38,000.00 =	$ 3,530.05

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600.00
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000.00 + $3,530.05 =	– 53,530.05
Contract Value after the partial withdrawal	$ 57,069.95

Reducing the unvested bonus:
Amount of the unvested bonus	$ 6,000.00
Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before) the partial withdrawal
= ($53,530.05 – $12,000) / $110,600 =	x 0.375
Reduction in the unvested bonus due to the partial withdrawal (0.375 x $6,000)	$ 2,250
Unvested bonus after the partial withdrawal = $6,000 – $2,250 =	$ 3,750

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

FREE WITHDRAWAL PRIVILEGE
Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.
NOTE: The free withdrawal privilege is not available upon a full withdrawal (except for Contracts issued in Washington), or while you are receiving Lifetime Plus Payments or Income Focus Payments.

SYSTEMATIC WITHDRAWAL PROGRAM
The systematic withdrawal program can provide automatic withdrawal payments to you. However, if your Contract Value is less than $25,000, we only make annual payments. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. There is no minimum or maximum on the amount you can withdraw under this program. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
NOTE:
•	During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge.
•	Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments, Lifetime Plus Payments or Income Focus Payments.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.
Lifetime Plus Payments or Income Focus Payments can also be used to satisfy your RMD needs. If you begin Lifetime Plus Payments or Income Focus Payments while participating in the minimum distribution program, RMD payments stop on the Business Day immediately before the Benefit Date. You remain in the program (unless you choose to end it), and if your selected benefit's lifetime payments and Excess Withdrawals taken during a calendar year do not fully satisfy your RMD, we send you an additional RMD payment to satisfy your remaining RMD needs. For more information, see the note in section 11.a, Income Protector: Calculating Your Lifetime Plus Payments, or Appendix I – Income Focus: Calculating Your Income Focus Payments.
NOTE: The minimum distribution program is not available while you are receiving systematic withdrawals.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

WAIVER OF WITHDRAWAL CHARGE BENEFIT
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take withdrawals and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge.
NOTE FOR CONTRACTS ISSUED IN:
•	Massachusetts – The waiver of withdrawal charge benefit is not available.
•	New Hampshire – The definition of nursing home is an institution operated in accordance with state law.

•
Pennsylvania – The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including Lifetime Plus Payments, Income Focus Payments, Excess Withdrawals and Cumulative Withdrawals.

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)' age or gender, we pay the amount that would have been paid at the true age or gender.
CALCULATING YOUR ANNUITY PAYMENTS
We base Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract's mortality table.
We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options' investment experience.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

VARIABLE OR FIXED ANNUITY PAYMENTS
You can request Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.
We base fixed Annuity Payments on your Contract's interest rate and mortality table or current rates, if higher.
The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options' performance. You can choose a 3%, 5% or 7% AIR.* Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options' actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.
*	The maximum available AIR in Florida is 4%, and in Oregon it is 5%.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.
ANNUITY PAYMENT OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options' refunds. Each Investment Option's refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options' performance.
Under Annuity Options 1 and 3, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel the Annuity Option that was elected and upon receipt of a Valid Claim, we will pay the amount applied to the selected Annuity Option minus the total paid under the option. If the Owner is an individual we pay the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

After the Annuitant's death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner's Beneficiaries, or to the last surviving Owner's estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
NOTE: If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

WHEN ANNUITY PAYMENTS BEGIN
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or b) the tenth Contract Anniversary and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date.* The Income Date cannot be later than what is permitted under applicable law. If we require you to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.
*	In Florida, the earliest acceptable Income Date is one year after the Issue Date.
NOTE:
•
If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.

•
For Contracts with Income Protector or Income Focus: If on the Income Date your Contract Value is greater than zero, you are receiving Lifetime Plus Payments or Income Focus Payments, and we require you to take a Full Annuitization, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.

For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:
•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or
•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:
•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or
•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.
If you have a Non-Qualified Contract, these Annuity Payments will receive the benefit of the exclusion ratio, which causes a portion of each Annuity Payment to be non-taxable as described in section 12, Taxes – Taxation of Annuity Contracts.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

PARTIAL ANNUITIZATION
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract's guaranteed values.
NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.	DEATH BENEFIT

"You" in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Base Contract provides the Traditional Death Benefit. When you purchased this Contract, you could instead have selected the Quarterly Value Death Benefit (for Contracts issued from April 30, 2012 through April 26, 2013, see section 11.c, Quarterly Value Death Benefit; for Contracts issued from May 1, 2007 through April 27, 2012, see Appendix F).
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day's prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
TRADITIONAL DEATH BENEFIT
The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
The Traditional Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.
•	The Business Day the Contract ends.
NOTE:
•
For Contracts with the Bonus Option: Bonus amounts are included in the portion of the death benefit based on Contract Value, but only as the bonus vests. We do not include the bonus in the portion of the death benefit based on Purchase Payments.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

•	For Contracts with Income Protector, Income Focus or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value.

DEATH OF THE OWNER AND/OR ANNUITANT
The Appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner's spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Quarterly Anniversary Value if the Quarterly Value Death Benefit applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions. For Contracts with Income Protector, Income Focus or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner's rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner's death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. For Contracts with the Bonus Option, any unvested Bonus will continue to vest. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2 or 5 as described under "Annuity Payment Options" in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary's life expectancy, and for Contracts with the Bonus Option, any unvested Bonus will continue to vest. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts.
Distribution must begin within one year of the date of the Owner's death. Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.
If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

11.	SELECTION OF OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.
Currently Available Benefit
•
Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector. Appendix K contains information specific to previously available versions of this benefit.

NOTE:
•
Income Protector provides no payments before the minimum exercise age. If we require you to annuitize your Contract while you are receiving Lifetime Plus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

•	Income Protector is not available to Contracts issued before April 1, 2009.

Previously Available Benefits
•
Quarterly Value Death Benefit. This benefit locks in any quarterly investment gains to provide an increased death benefit. For Contracts issued from April 30, 2012 through April 26, 2013 this benefit is described in section 11.b, Quarterly Value Death Benefit. For Contracts issued from May 1, 2007 through April 27, 2012 this benefit is described in Appendix F.

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Bonus Option. This benefit provides a 6% bonus on each Purchase Payment received before age 81, subject to a three-year vesting schedule, and has a higher and longer withdrawal charge schedule as described in section 11.c, Bonus Option. Vesting of the bonus amount is based on complete years since the receipt of a Purchase Payment: 0 years = 0%; 1 year = 35%; 2 years = 70%; and 3 years = 100%. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.

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Lifetime Benefits. These benefits are similar to Income Protector. They also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit as described in Appendix D. The Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009 and the Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Both of these benefits allow payments to begin from age 50 to age 90. The Lifetime Plus 10 Benefit was available from June 17, 2008 through March 31, 2009 and payments can begin from age 65 to 90.

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Target Date Benefits. These benefits are similar to Investment Protector. They also provide a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently as described in Appendix E. The Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.

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Short Withdrawal Charge Option. This benefit shortens the Base Contract's withdrawal charge period from seven to four years as described in Appendix G. It was only available at issue from May 1, 2007 through July 23, 2012.

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No Withdrawal Charge Option. This benefit eliminates the Base Contract's withdrawal charge as described in Appendix H. It was only available at issue from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.

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Income Focus. This benefit provides guaranteed lifetime income called Income Focus Payments (similar to Income Protector's Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage of each Income Value. Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus allows access to both Contract Value and a death benefit for a period of time as described in Appendix I. Income Focus was available from April 30, 2012 through April 24, 2015.

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Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in Appendix J. Investment Protector was available from July 22, 2009 to October 16, 2016.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

You can select Income Protector once on a Quarterly Anniversary during the Accumulation Phase (if available) before the older Covered Person reaches age 81. We reserve the right to stop offering Income Protector after the Issue Date. If you have the Quarterly Value Death Benefit, Bonus Option, Short Withdrawal Charge Option or No Withdrawal Charge Option, you cannot remove any of these benefits from your Contract.
If your Contract was issued from April 30, 2012 through April 26, 2013 with the Quarterly Value Death Benefit, your Contract must also include an Additional Required Benefit (Income Protector or one of the previously available Lifetime Benefits, Target Date Benefits, Income Focus, or Investment Protector). If you remove an Additional Required Benefit without simultaneously replacing it, you keep any prior lock ins of quarterly investment gains to your death benefit, but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.
If you have an Additional Required Benefit, you can remove it subject to certain restrictions (for more information see Removing Income Protector in section 11.a, Removing a Lifetime Benefit in Appendix D, Removing a Target Date Benefit in Appendix E, Removing Income Focus in Appendix I, and Removing Investment Protector in Appendix J). You cannot re-select Income Protector in the future after you remove it from your Contract. Income Protector is the only currently available Additional Required Benefit.
REPLACING OPTIONAL BENEFITS
If you have Investment Protector and would like to replace it with Income Protector, you can do so one time if your Contract was issued on or after April 1, 2009, you meet the age selection requirement, and Income Protector is available. If you replace Investment Protector with Income Protector, we require you to reallocate your Contract Value and change your future allocation instructions to comply with Income Protector's Investment Option allocation and transfer restrictions. This is the only replacement we allow. A replacement includes both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. Income Protector's guarantees may be more or less than Investment Protector's guarantees.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Primary Differences Between Income Protector and Investment Protector
	Income Protector	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value).
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the current charges?	The current rider charge is 1.40% of the Benefit Base for single and joint Lifetime Plus Payments.	The current rider charge is either 1.15%, 1.25%, or 1.30% of the Target Value as stated in Appendix J.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?
For Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey, we no longer accept additional Purchase Payments. For Contracts issued on or after August 17, 2009, and Contracts issued in Connecticut, Florida, and New Jersey, we do accept additional Purchase Payments before the Benefit Date. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

For Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey, we no longer accept additional Purchase Payments. For Contracts issued on or after August 17, 2009, and Contracts issued in Connecticut, Florida, and New Jersey, we do accept additional Purchase Payments before the third rider anniversary. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

Do we restrict allocations and transfers?	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, and the restrictions change over time and become more conservative.
Is there a waiting period to access the benefit?	No, if the younger Covered Person meets the minimum exercise age when you select the benefit.	The earliest available initial Target Value Date is the Earliest Anniversary stated in Appendix J.
Is there a mandatory beginning date?	No, but if you do not begin Lifetime Plus Payments during the eligibility period, Income Protector ends and you will not receive any payments.	Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent Target Value Dates occur on every Future Anniversary stated in Appendix J.
What are the guaranteed values?
The guaranteed value is Lifetime Plus Payments, which are a percentage of the Benefit Base. The Benefit Base is the greater of the Quarterly Anniversary Value, or the Annual Increase. If selected at issue, the Annual Increase is initially equal to Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase during the Guarantee Years. If selected after issue, the Annual Increase is initially equal to the Contract Value at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase during the Guarantee Years. On Quarterly Anniversaries we reset the Annual Increase to equal the Contract Value if greater, and apply future quarterly simple interest to this reset value. The Lifetime Plus Payment Percentages, simple interest increase (Annual Increase Percentage) and Guarantee Years are stated in the Rate Sheet Supplement.

If selected at issue, the Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage stated in Appendix J, or the total Purchase Payments adjusted for withdrawals. If selected after issue, the Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the Contract Value at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments. It is guaranteed to be available on the last Business Day before each Target Value Date.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

11.a INCOME PROTECTOR

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is stated in the Rate Sheet Supplement. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to consider before selecting Income Protector.
•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.
•	Income Protector provides no payment until the younger Covered Person reaches the minimum exercise age.
•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.
•	This benefit does not create Contract Value or guarantee Investment Option performance.
•
If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•	If you select this benefit, any active flexible rebalancing program ends.
•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.
Please discuss Income Protector's appropriateness with your Financial Professional and tax adviser.
SELECTING INCOME PROTECTOR
For Contracts issued on or after April 1, 2009, if available as described in the Note below, you can select Income Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2.
You can select Income Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.
NOTE:

•	You cannot have Income Protector and Income Focus or Investment Protector at the same time. You can only have one of these benefits.
•	You can only select Income Protector one time. You cannot select Income Protector, remove it from your Contract and then reselect it.
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Income Protector is not available to Contracts issued before April 1, 2009, or if your Contract ever included Income Focus. If you have questions about whether Income Protector is available to you, please contact our Service Center at (800) 624-0197.

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For an Income Protector rider issued in Pennsylvania: If you change your mind about having Income Protector, you can return the rider within ten days after receiving it and we treat it as if it had never been issued.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

REMOVING INCOME PROTECTOR
You can remove Income Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract.
You can remove Income Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
LIFETIME PLUS PAYMENT OVERVIEW
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•	Contract Value as of the end of the last Business Day before the Benefit Date,
•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
•
quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).

The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are stated in the Rate Sheet Supplement.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person's age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see "Automatic Annual Lifetime Plus Payment Increases."
BENEFIT BASE
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
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If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person's age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person's age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.

QUARTERLY ANNIVERSARY VALUE
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
ANNUAL INCREASE
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We establish your Contract's number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are stated in the Rate Sheet Supplement.
If the Rider Effective Date is the Issue Date, both the Annual Increase and Increase Base are initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, both the Annual Increase and Increase Base are initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:
a + (b x (c – d))
Where:
a =	The Annual Increase at the end of the prior Business Day;
b =	The Annual Increase Percentage we set on the Rider Effective Date (which is stated in the Rate Sheet Supplement) divided by four;
c =	The Increase Base at the end of the prior Business Day; and
d =
Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from "d" any Purchase Payments received before the first Quarterly Anniversary.

*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2039.
We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Quarterly Anniversary Value, Annual Increase, Increase Base or the Contract Value.

REQUESTING LIFETIME PLUS PAYMENTS
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract's minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is stated in the Rate Sheet Supplement.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Once Lifetime Plus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	In most states, you can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–
you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner. In Florida, Ohio, Oregon, Texas, or Wisconsin we cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.

•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.
•
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.

•
Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.

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Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.

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We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.

NOTE: If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

CALCULATING YOUR LIFETIME PLUS PAYMENTS
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person's current age. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitization, if on the Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year's annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

•
If the Payment Percentage determined by using the Covered Person's current age multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is stated in the Rate Sheet Supplement.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

RATE SHEET SUPPLEMENT
As previously indicated, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age that Lifetime Plus Payments can begin for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. We cannot change these values for your Contract while your benefit is in effect. These values may change from time to time and will be reflected in an amended Rate Sheet Supplement filed on EDGAR at www.sec.gov under File Numbers 333‑139701 and 333-171427. The Rate Sheet Supplement currently in effect can also be found on our website at www.allianzlife.com/visionrates. You should not select Income Protector without first obtaining the current Rate Sheet Supplement. You can contact us to receive the Rate Sheet Supplement applicable to your Contract by calling our Service Center at the toll-free telephone number listed at the back of this prospectus. If you select Income Protector at issue, we will send you a copy of the Rate Sheet Supplement for the rider when we issue the Contract. If you select Income Protector after the Issue Date, the Rate Sheet Supplement will be delivered to you with the rider. For previously available Income Protector riders issued before May 1, 2018, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age are stated in Appendix K. Historical Rate Sheet Supplements for Income Protector can be found in Appendix B to the SAI.
TAXATION OF LIFETIME PLUS PAYMENTS
We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
CHARGE LOCK OPTION
If we increase Income Protector's rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Protector at the current rider charge, but with reduced guaranteed values, reduced Lifetime Plus Payments, and no opportunity for future payment increases or future rider charge decreases.
We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Protector from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

After we receive your selection form in Good Order at our Service Center, the Charge Lock Option rider becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Protector at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until we remove Income Protector from your Contract. If you choose to keep Income Protector and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.
If you select the Charge Lock Option rider, Income Protector's rider charge does not change on or after the Charge Lock Date (which is the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge).
If you select the Charge Lock Option rider, you do not receive any automatic increases to your guaranteed values and payments after the Last Increase Date. We determine the Last Increase Date as follows.
If the Charge Lock Date is…	the Last Increase Date is…
on or before the Benefit Date	the Charge Lock Date
after the Benefit Date	the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Last Increase Date is on or before the Benefit Date, we reduce Income Protector's benefits as follows.
Quarterly Anniversary Value and Annual Increase
If your Last Increase Date is before the Benefit Date, the Annual Increase will receive a quarter of the Annual Increase Percentage and both your Annual Increase and Quarterly Anniversary Value will lock in any higher Contract Value for the last time on your Last Increase Date. After the Last Increase Date, these values only increase or decrease if you make an additional Purchase Payment or take a withdrawal.

NOTE: If your Benefit Date is the Last Increase Date, we only calculate the Annual Increase and Quarterly Anniversary Value before the Benefit Date, so you will not receive a quarter of the Annual Increase Percentage or lock in higher Contract Value on the Last Increase Date.

Benefit Base
Can only increase before the Benefit Date if you make an additional Purchase Payment, or on the Benefit Date if your current Contract Value is greater than both the Quarterly Anniversary Value and Annual Increase. It decreases with each withdrawal taken before the Benefit Date and each Excess Withdrawal taken after the Benefit Date.

Payment Percentages
We subtract 1% from all the Payment Percentages. So if the Payment Percentage based on your current age is 4% and your Benefit Base is $100,000, your available annual maximum Lifetime Plus Payment would be $4,000. If you select the Charge Lock Option rider, your new Payment Percentage would be 3% and your available annual maximum Lifetime Plus Payment would be $3,000, which is a loss in payment of $1,000.

Automatic annual Lifetime Plus Payment increases	Not available.
Together, these reductions can significantly decrease the amount of Lifetime Plus Payments you receive. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time your select the benefit and that is in effect on your Rider Effective Date. The Payment Percentages table for previously available Income Protector riders issued before April 27, 2015 are stated in Appendix K.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

If your Last Increase Date is after the Benefit Date, your Lifetime Plus Payments do not change until the next Benefit Anniversary. If your Contract Value is zero on the Last Increase Date, the Charge Lock Option rider ends and we make no change to Income Protector. If your Contract Value is positive on the Last Increase Date, we reduce your annual maximum Lifetime Plus Payments as follows.
•
First we calculate your annual maximum Lifetime Plus Payment as we do on each Benefit Anniversary making adjustments for any Excess Withdrawals you took during the prior year and applying any automatic payment increase.

•	Then we reduce this annual maximum payment by 1% using this formula:
current Benefit Base  x [(current annual maximum Lifetime Plus Payment ÷ the current Benefit Base) - 1%].
•
If your reduced annual maximum Lifetime Plus Payment is $100 or more, we verify that your annual actual Lifetime Plus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.

After the Last Increase Date your annual maximum Lifetime Plus Payment cannot increase, but it can decrease if you take an Excess Withdrawal.
A hypothetical example showing how Income Protector may be affected if you select the Charge Lock Option rider is provided in Appendix L.
The Charge Lock Option rider ends on the earlier of the Business Day Income Protector ends, or the Last Increase Date if your Contract Value equals zero.
NOTE:
•	Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
•	The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. For more information, please contact us or your Financial Professional.
•
If you select the Charge Lock Option rider, the reduction to Income Protector's benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Protector from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.

•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
•
For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your Annual Increase and/or Lifetime Plus Payments.

•
If you select the Charge Lock Option rider and the reduction to your Payment Percentage causes your annual maximum Lifetime Plus Payment to be less than $100, Income Protector ends. If this occurs on the Benefit Date, you will have paid for Income Protector without receiving any of its advantages.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector's guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.
If you select Income Protector, we currently require you to allocate your Contract Value to the Investment Options listed below.
Income Protector available Investment Options
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Strategy Plus Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Total Return Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio

We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
NOTE: For previous versions of Income Protector (available from July 22, 2009 through October 12, 2012), the available Investment Options are listed in Appendix K. The version identifier (for example, (07.12)) is located in your rider.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

WHEN INCOME PROTECTOR ENDS
Income Protector ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•
For riders issued in all states except California and New Jersey, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under "Covered Persons" in section 2.

•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•
The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Increase Date your annual maximum Lifetime Plus Payment becomes less than $100.

•
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues. In New Jersey, if a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Protector ends on the Business Day before the Income Date.

•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.
NOTE FOR RIDERS ISSUED IN CALIFORNIA AND NEW JERSEY: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased's spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. For riders issued in New Jersey involving civil union partners, Income Protector and Lifetime Plus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

11.b QUARTERLY VALUE DEATH BENEFIT

We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. The Quarterly Value Death Benefit described in this section was only available at issue on Version B Contracts from April 30, 2012 through April 26, 2013. Please see Appendix F for information on the previous versions of the Quarterly Value Death Benefit. You cannot remove the Quarterly Value Death Benefit from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
The Quarterly Value Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value. For a sole Beneficiary, we determine the Quarterly Value Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Quarterly Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any quarterly investment gains.
The end date occurs on the earliest of:
•	the rider termination date if you remove an Additional Required Benefit and do not simultaneously replace it with another Additional Required Benefit;
•	the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
The Quarterly Value Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
•	The Business Day the Contract ends.
NOTE:

•
Requires selection of an Additional Required Benefit. If you remove the Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of quarterly investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.

•
If you select Income Protector or have Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Quarterly Anniversary Value.

•
For Contracts with the Bonus Option, bonus amounts are not included in the parts of the Quarterly Anniversary Value based on Purchase Payments, and are also not included in the parts of this value that are based on Contract Value until they are vested.

11.c BONUS OPTION

We designed the Bonus Option for Owners who believe the bonus' returns are offset by this benefit's additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81(or the Annuitant reaches age 81 if Owner is a non-individual), subject to a three-year vesting schedule. The Bonus Option was only available at issue on Version A Contracts from May 1, 2007 through April 29, 2011, and Version B Contracts from May 2, 2011 through April 26, 2013. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.
The bonus is subject to the following terms.
●
Bonus amounts are available to you as they vest. We include the bonus in any part of a guaranteed value based on Contract Value, but only as it vests. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. The vesting schedule is as follows.

Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%
●	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
●	All bonus gains and losses are part of your Contract Value and are always 100% vested.
We pay all bonus amounts from the general account assets of Allianz Life.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

We deduct Contract charges other than the M&E charge from the Bonus Value, which is your Contract Value plus any unvested bonus. If you take a withdrawal* or Full Annuitization, or if a death benefit is payable in the first three years after we receive a Purchase Payment, you lose all or some of your bonus. We expect to profit from the Bonus Option's additional M&E charge and withdrawal charge.
*	Including Partial Annuitizations, Lifetime Plus Payments, Income Focus Payments and Excess Withdrawals.
NOTE:

•	The bonus may be more than offset by the Bonus Option's additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.

•	The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule complies with IRA requirements.

12.	TAXES

This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract's effects on your personal tax situation.
QUALIFIED AND NON-QUALIFIED CONTRACTS
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.
As of April 26, 2013, we offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualified retirement plans are eligible to purchase this Contract.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

TAXATION OF ANNUITY CONTRACTS
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•
When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•
Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•
If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.
•
If you take out earnings before age 59½, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract's RMD requirements.

•
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

TAXATION OF LIFETIME PAYMENTS
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under Section 1035 of the Internal Revenue Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
DISTRIBUTION
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of the Contracts. ALFS also may perform various administrative services on our behalf.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell the Contracts on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
We and/or ALFS may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
In certain instances, we and/or ALFS may make payments to a broker/dealer for inclusion of this Contract in its list of products that it offers for sale.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	sales promotions relating to the Contracts;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.
The Investment Options may assess a Rule 12b‑1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These fees typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.
ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	issuance and maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.
STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934
Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

14.	PRIVACY NOTICE

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
 800.328.5600
Your privacy is a high priority for Allianz ("we" or "our"). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•
From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address, telephone number and e-mail address.

•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. "Allowed by law" means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•
As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders and other legal requests.

•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your "opt in election," "opt out election" or authorization.
Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

Your ability to access and correct your information
You have the right to access and obtain a copy of your information. You may write to us and ask for a record of any disclosure of your medical information made within the last three (3) years. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address above. Provide your full name, address and policy number(s). For your protection, please have your request notarized.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, write us at the address above, or contact us via the secured website.
This Privacy Notice is being provided on behalf of the following companies:
●	Allianz Life Insurance Company of North America
●	Allianz Life Financial Services, LLC
M40018 (R-8/2017)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	8
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	3	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	3	Assignments, Pledges and Gratuitous Transfers….	10
Administrative Service Fees………………………………………..	3	Death Benefits…………………………………………	10
Federal Tax Status…………………………………………………..	3	Spousal Continuation and the Federal Defense of
Annuity Contracts in General……………………………………	4	Marriage Act (DOMA)………………………….	10
Taxation of Annuities in General………………………………..	4	Federal Estate Taxes…………………………………	10
Qualified Contracts……………………………………………….	4	Generation-Skipping Transfer Tax………………….	10
Purchasing a Qualified Contract………………………………..	6	Foreign Tax Credits…………………………………..	10
Distributions Qualified Contracts………………………………..	6	Possible Tax Law Changes………………………….	11
Distributions Non-Qualified Contracts………………………….	7	Annuity Payments………………………………………..	11
Required Distributions……………………………………………	8	Annuity Payment Options……………………………	11
Diversification……………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Owner Control…………………………………………………….	8	Payments………………………….…………….	13
Contracts Owned by Non-Individuals…………………………..	9	Financial Statements…………………………………….	13
Annuity Purchases by Nonresident Aliens and		Appendix A – Death of the Owner and/or Annuitant…	14
Foreign Corporations……………………...........................	9	Appendix B – Historic Rate Sheet Supplements	17
		Appendix C – Condensed Financial Information	44

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.
Investment Option	Management fees	Rule 12b‑1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio	.70	.25	–	.81	.09	1.85
BLACKROCK
AZL Enhanced Bond Index Fund	.35	.25	–	.05	–	.65
AZL Government Money Market Fund(1)	.35	.25	–	.27	–	.87
AZL International Index Fund	.35	.25	–	.13	–	.73
AZL Mid Cap Index Fund	.25	.25	–	.06	–	.56
AZL MSCI Emerging Markets Equity Index Fund	.85	.25	–	.26	–	1.36
AZL MSCI Global Equity Index Fund	.70	.25	–	.21	–	1.16
AZL Russell 1000 Growth Index Fund	.44	.25	–	.06	–	.75
AZL Russell 1000 Value Index Fund	.44	.25	–	.06	–	.75
AZL S&P 500 Index Fund – Class 2.17		.25	–	.06	–	.48
AZL Small Cap Stock Index Fund	.26	.25	–	.06	–	.57
BlackRock Global Allocation V.I. Fund – Class 3.63		.25	–	.25	.01	1.14
DAVIS
Davis VA Financial Portfolio	.55	–	–	.17	–	.72
DIMENSIONAL
AZL DFA Five-Year Global Fixed Income Fund	.60	.25	–	.05	–	.90
FIDELITY INSTITUTIONAL ASSET MANAGEMENT
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	.70	.25	–	.05	–	1.00
AZL Fidelity Institutional Asset Management Total Bond Fund	.50	.25	–	.06	.01	.82
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.47	.97
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.54	1.04
FRANKLIN TEMPLETON
Franklin Founding Funds Allocation VIP Fund – Class 2.00		.25	–	.12	.66	1.03
Franklin Income VIP Fund – Class 2.45		.25	–	.02	.02	.74
Franklin Mutual Shares VIP Fund – Class 2.69		.25	–	.03	–	.97
Franklin U.S. Government Securities VIP Fund – Class 2.47		.25	–	.03	–	.75
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.07	.07	.85
Templeton Growth VIP Fund – Class 2.78		.25	–	.04	–	1.07
GATEWAY
AZL Gateway Fund	.80	.25	–	.05	–	1.10
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.22	–	.87
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.06	–	.91
MFS
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund(2)	.90	.25	–	.13	–	1.28
PIMCO
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.85	1.425
PIMCO VIT Balanced Allocation Portfolio – Admin. Class	.71	_	.15	–	.03	.89
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.51	.14	1.54
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	–	–	1.00
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	.06	–	.96
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix A

Investment Option	Management fees	Rule 12b‑1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
PIMCO VIT Global Core Bond (Hedged) Portfolio – Admin. Class	.56	–	.15	.05	–	.76
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio – Admin. Class	.95	–	.15	.04	.20	1.34
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	.01	–	.76
PIMCO VIT Long-Term U.S. Government Portfolio – Admin. Class	.475	–	.15	.14	–	.765
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.39	–	1.04
PIMCO VIT StocksPLUS® Global Portfolio – Advisor Class	.61	.25	–	.03	–	.89
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	.04	–	.69
PIMCO VIT Unconstrained Bond Portfolio – Admin Class	.85	–	.15	.03	–	1.03
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.05	.03	1.08
(1)
Other Expenses for the AZL Government Money Market Fund include recoupment of prior waived fees in the amount of 0.22%. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses) to 0.87% through April 30, 2019. After April 30, 2019, the Manager may terminate the expense limitation agreement for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed under the expense limitation agreement in a particular fiscal year may be recouped by the Manager within the next three fiscal years to the extent that recoupment will not cause the Fund's expenses to exceed the stated limit during the respective year. See the Investment Option prospectus for further information.

(2)	Other Expenses for the AZL Morgan Stanley Global Real Estate Fund include recoupment of prior waived fees in the amount of .01%. See the Investment Option prospectus for further information.
This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b‑1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b‑1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b‑1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.
Investment Option	Management fees	Rule 12b‑1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.03	.08	.61	.69
AZL DFA Multi-Strategy Fund	.05	–	.02	.07	.90	.97
AZL Moderate Index Strategy Fund	.40	–	.03	.43	.60	1.03
AZL MVP Balanced Index Strategy Fund	.10	–	.03	.13	.58	.71
AZL MVP BlackRock Global Strategy Plus Fund	.10	–	.61	.71	.31	1.02
AZL MVP DFA Multi-Strategy Fund	.20	–	.10	.30	.86	1.16
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	.10	–	.03	.13	.67	.80
AZL MVP Fusion Dynamic Balanced Fund	.20	–	.02	.22	.74	.96
AZL MVP Fusion Dynamic Conservative Fund	.20	–	.03	.23	.73	.96
AZL MVP Fusion Dynamic Moderate Fund	.20	–	.02	.22	.76	.98
AZL MVP Growth Index Strategy Fund	.10	–	.01	.11	.56	.67
AZL MVP Moderate Index Strategy Fund	.10	–	.02	.12	.57	.69
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	.10	--	.02	.12	.75	.87

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix A

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges as of the end of December 31, 2017 is listed in the tables below. A separate rider charge may also apply to your Contract if you have Income Protector, Investment Protector, or Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.40%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.00%
(Number of Accumulation Units in thousands)
M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.035	338	12/31/2009	N/A	10.023	60
12/31/2010	10.035	10.934	2326	12/31/2010	10.023	10.856	289
12/31/2011	10.934	11.042	5325	12/31/2011	10.856	10.898	376
12/31/2012	11.042	12.008	5932	12/31/2012	10.898	11.780	435
12/31/2013	12.008	13.372	5932	12/31/2013	11.780	13.040	492
12/31/2014	13.372	13.993	5733	12/31/2014	13.040	13.563	498
12/31/2015	13.993	13.800	5611	12/31/2015	13.563	13.296	393
12/31/2016	13.800	14.527	5108	12/31/2016	13.296	13.913	371
12/31/2017	14.527	15.973	4635	12/31/2017	13.913	15.207	387
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.868	119	12/31/2017	N/A	9.710	0
AZL DFA Multi-Strategy Fund
12/31/2009	N/A	10.067	385	12/31/2009	N/A	10.055	117
12/31/2010	10.067	11.259	6293	12/31/2010	10.055	11.179	424
12/31/2011	11.259	11.104	18441	12/31/2011	11.179	10.959	915
12/31/2012	11.104	12.408	21434	12/31/2012	10.959	12.172	913
12/31/2013	12.408	14.814	24387	12/31/2013	12.172	14.446	1259
12/31/2014	14.814	15.561	24521	12/31/2014	14.446	15.083	1398
12/31/2015	15.561	15.242	23128	12/31/2015	15.083	14.686	1226
12/31/2016	15.242	16.432	20689	12/31/2016	14.686	15.737	1112
12/31/2017	16.432	18.260	18672	12/31/2017	15.737	17.384	1023
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.289	17	12/31/2014	N/A	10.924	0
12/31/2015	11.289	11.158	232	12/31/2015	10.924	10.732	3
12/31/2016	11.158	11.254	544	12/31/2016	10.732	10.760	23
12/31/2017	11.254	11.432	536	12/31/2017	10.760	10.864	32
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2009	N/A	10.218	321	12/31/2009	N/A	10.206	28
12/31/2010	10.218	11.085	5059	12/31/2010	10.206	11.006	327
12/31/2011	11.085	10.731	10163	12/31/2011	11.006	10.591	519
12/31/2012	10.731	12.145	10808	12/31/2012	10.591	11.915	535
12/31/2013	12.145	14.147	11701	12/31/2013	11.915	13.795	504
12/31/2014	14.147	14.248	11245	12/31/2014	13.795	13.811	594
12/31/2015	14.248	13.283	10176	12/31/2015	13.811	12.798	557
12/31/2016	13.283	13.952	9193	12/31/2016	12.798	13.362	502
12/31/2017	13.952	15.288	8104	12/31/2017	13.362	14.554	406
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2012	N/A	10.015	84	12/31/2012	N/A	9.996	94
12/31/2013	10.015	9.659	428	12/31/2013	9.996	9.583	19
12/31/2014	9.659	10.036	874	12/31/2014	9.583	9.898	53
12/31/2015	10.036	9.809	1104	12/31/2015	9.898	9.615	49
12/31/2016	9.809	10.205	4912	12/31/2016	9.615	9.944	277
12/31/2017	10.205	10.493	4390	12/31/2017	9.944	10.164	225
AZL Gateway Fund
12/31/2010	N/A	10.102	494	12/31/2010	N/A	10.061	39
12/31/2011	10.102	10.267	1418	12/31/2011	10.061	10.165	142
12/31/2012	10.267	10.544	1762	12/31/2012	10.165	10.376	220
12/31/2013	10.544	11.275	1922	12/31/2013	10.376	11.029	126
12/31/2014	11.275	11.462	1796	12/31/2014	11.029	11.144	160
12/31/2015	11.462	11.526	1704	12/31/2015	11.144	11.140	142
12/31/2016	11.526	11.915	1535	12/31/2016	11.140	11.447	145
12/31/2017	11.915	12.862	1423	12/31/2017	11.447	12.283	140
AZL Government Money Market Fund
12/31/2008	11.125	11.238	1156	12/31/2008	10.609	10.652	957
12/31/2009	11.238	11.106	2332	12/31/2009	10.652	10.464	388
12/31/2010	11.106	10.952	6107	12/31/2010	10.464	10.258	869
12/31/2011	10.952	10.801	9518	12/31/2011	10.258	10.055	1137
12/31/2012	10.801	10.650	11646	12/31/2012	10.055	9.855	1059
12/31/2013	10.650	10.502	6972	12/31/2013	9.855	9.660	870
12/31/2014	10.502	10.357	5961	12/31/2014	9.660	9.469	835
12/31/2015	10.357	10.213	6925	12/31/2015	9.469	9.283	859
12/31/2016	10.213	10.072	5752	12/31/2016	9.283	9.099	870
12/31/2017	10.072	9.937	4481	12/31/2017	9.099	8.924	821
AZL International Index Fund
12/31/2009	N/A	9.761	56	12/31/2009	N/A	9.749	10
12/31/2010	9.761	10.310	248	12/31/2010	9.749	10.236	18
12/31/2011	10.310	8.868	691	12/31/2011	10.236	8.752	49
12/31/2012	8.868	10.321	1199	12/31/2012	8.752	10.125	46
12/31/2013	10.321	12.351	1434	12/31/2013	10.125	12.044	42
12/31/2014	12.351	11.426	1402	12/31/2014	12.044	11.076	46
12/31/2015	11.426	11.111	1271	12/31/2015	11.076	10.706	40
12/31/2016	11.111	10.997	3500	12/31/2016	10.706	10.533	158
12/31/2017	10.997	13.531	2977	12/31/2017	10.533	12.882	157
AZL MetWest Total Return Bond Fund
12/31/2015	N/A	9.893	225	12/31/2015	N/A	9.827	1
12/31/2016	9.893	9.981	642	12/31/2016	9.827	9.854	16
12/31/2017	9.981	10.151	743	12/31/2017	9.854	9.963	25
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Mid Cap Index Fund
12/31/2010	N/A	10.670	266	12/31/2010	N/A	10.627	11
12/31/2011	10.670	10.278	788	12/31/2011	10.627	10.176	27
12/31/2012	10.278	11.879	1481	12/31/2012	10.176	11.690	42
12/31/2013	11.879	15.546	1962	12/31/2013	11.690	15.207	66
12/31/2014	15.546	16.742	1747	12/31/2014	15.207	16.279	50
12/31/2015	16.742	16.068	1627	12/31/2015	16.279	15.530	89
12/31/2016	16.068	18.938	3413	12/31/2016	15.530	18.195	192
12/31/2017	18.938	21.636	2842	12/31/2017	18.195	20.663	155
AZL Moderate Index Strategy Fund
12/31/2008	12.832	9.627	470	12/31/2008	12.552	9.360	72
12/31/2009	9.627	11.662	896	12/31/2009	9.360	11.271	124
12/31/2010	11.662	12.850	4038	12/31/2010	11.271	12.345	269
12/31/2011	12.850	12.395	7110	12/31/2011	12.345	11.838	524
12/31/2012	12.395	13.678	7435	12/31/2012	11.838	12.984	485
12/31/2013	13.678	16.814	9846	12/31/2013	12.984	15.866	795
12/31/2014	16.814	17.990	10222	12/31/2014	15.866	16.873	953
12/31/2015	17.990	17.302	9587	12/31/2015	16.873	16.131	780
12/31/2016	17.302	18.581	8607	12/31/2016	16.131	17.220	711
12/31/2017	18.581	20.761	7971	12/31/2017	17.220	19.125	636
AZL Morgan Stanley Global Real Estate Fund
12/31/2008	10.852	5.796	287	12/31/2008	10.743	5.704	64
12/31/2009	5.796	8.013	82	12/31/2009	5.704	7.838	34
12/31/2010	8.013	9.550	203	12/31/2010	7.838	9.285	59
12/31/2011	9.550	8.481	422	12/31/2011	9.285	8.197	73
12/31/2012	8.481	10.860	376	12/31/2012	8.197	10.433	71
12/31/2013	10.860	11.032	289	12/31/2013	10.433	10.535	59
12/31/2014	11.032	12.377	194	12/31/2014	10.535	11.749	52
12/31/2015	12.377	12.041	166	12/31/2015	11.749	11.362	48
12/31/2016	12.041	12.246	149	12/31/2016	11.362	11.486	47
12/31/2017	12.246	13.251	125	12/31/2017	11.486	12.354	40
AZL MSCI Emerging Markets Equity Index Fund
12/31/2008	13.455	6.384	584	12/31/2008	13.321	6.282	146
12/31/2009	6.384	10.813	153	12/31/2009	6.282	10.577	80
12/31/2010	10.813	11.985	605	12/31/2010	10.577	11.654	109
12/31/2011	11.985	9.778	1179	12/31/2011	11.654	9.450	109
12/31/2012	9.778	11.670	1152	12/31/2012	9.450	11.211	105
12/31/2013	11.670	11.266	911	12/31/2013	11.211	10.758	102
12/31/2014	11.266	10.530	703	12/31/2014	10.758	9.995	93
12/31/2015	10.530	9.045	629	12/31/2015	9.995	8.535	85
12/31/2016	9.045	9.802	558	12/31/2016	8.535	9.193	82
12/31/2017	9.802	13.206	432	12/31/2017	9.193	12.312	78
AZL MSCI Global Equity Index Fund
12/31/2014	N/A	15.779	3	12/31/2014	N/A	15.251	0
12/31/2015	15.779	13.604	29	12/31/2015	15.251	13.070	2
12/31/2016	13.604	13.291	36	12/31/2016	13.070	12.693	2
12/31/2017	13.291	16.013	193	12/31/2017	12.693	15.201	8
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.702	3174	12/31/2012	N/A	10.640	148
12/31/2013	10.702	11.879	4668	12/31/2013	10.640	11.739	324
12/31/2014	11.879	12.428	4744	12/31/2014	11.739	12.208	345
12/31/2015	12.428	12.227	4731	12/31/2015	12.208	11.939	272
12/31/2016	12.227	12.854	4991	12/31/2016	11.939	12.476	217
12/31/2017	12.854	14.121	4772	12/31/2017	12.476	13.624	190
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP BlackRock Global Strategy Plus Fund
12/31/2012	N/A	10.526	14320	12/31/2012	N/A	10.465	455
12/31/2013	10.526	11.841	20817	12/31/2013	10.465	11.702	597
12/31/2014	11.841	11.912	19838	12/31/2014	11.702	11.701	591
12/31/2015	11.912	11.571	18199	12/31/2015	11.701	11.298	550
12/31/2016	11.571	11.802	16976	12/31/2016	11.298	11.454	500
12/31/2017	11.802	12.970	15592	12/31/2017	11.454	12.513	462
AZL MVP DFA Multi-Strategy Fund
12/31/2015	N/A	9.409	523	12/31/2015	N/A	9.370	55
12/31/2016	9.409	10.118	1077	12/31/2016	9.370	10.016	36
12/31/2017	10.118	11.230	1247	12/31/2017	10.016	11.051	56
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2012	N/A	10.586	2308	12/31/2012	N/A	10.543	75
12/31/2013	10.586	12.296	5507	12/31/2013	10.543	12.173	215
12/31/2014	12.296	12.408	5424	12/31/2014	12.173	12.210	207
12/31/2015	12.408	11.475	5099	12/31/2015	12.210	11.225	195
12/31/2016	11.475	11.408	4605	12/31/2016	11.225	11.093	174
12/31/2017	11.408	12.480	3829	12/31/2017	11.093	12.062	147
AZL MVP Fusion Dynamic Balanced Fund
12/31/2008	12.121	8.672	958	12/31/2008	11.929	8.483	109
12/31/2009	8.672	10.836	1224	12/31/2009	8.483	10.536	329
12/31/2010	10.836	11.868	7445	12/31/2010	10.536	11.471	723
12/31/2011	11.868	11.598	12971	12/31/2011	11.471	11.143	1104
12/31/2012	11.598	12.739	13862	12/31/2012	11.143	12.165	1029
12/31/2013	12.739	14.001	19302	12/31/2013	12.165	13.290	1199
12/31/2014	14.001	14.439	18273	12/31/2014	13.290	13.625	1060
12/31/2015	14.439	13.989	16934	12/31/2015	13.625	13.121	973
12/31/2016	13.989	14.612	15585	12/31/2016	13.121	13.623	827
12/31/2017	14.612	16.171	14178	12/31/2017	13.623	14.987	782
AZL MVP Fusion Dynamic Conservative Fund
12/31/2009	N/A	10.154	80	12/31/2009	N/A	10.142	2
12/31/2010	10.154	11.111	1982	12/31/2010	10.142	11.031	169
12/31/2011	11.111	11.027	4489	12/31/2011	11.031	10.883	309
12/31/2012	11.027	12.098	5304	12/31/2012	10.883	11.868	375
12/31/2013	12.098	12.880	4805	12/31/2013	11.868	12.560	296
12/31/2014	12.880	13.311	4328	12/31/2014	12.560	12.903	265
12/31/2015	13.311	13.025	4509	12/31/2015	12.903	12.549	227
12/31/2016	13.025	13.527	4230	12/31/2016	12.549	12.955	255
12/31/2017	13.527	14.581	3765	12/31/2017	12.955	13.881	225
AZL MVP Fusion Dynamic Moderate Fund
12/31/2008	12.396	8.219	1197	12/31/2008	12.199	8.040	149
12/31/2009	8.219	10.490	4499	12/31/2009	8.040	10.200	555
12/31/2010	10.490	11.559	24406	12/31/2010	10.200	11.172	2033
12/31/2011	11.559	11.075	40027	12/31/2011	11.172	10.640	2690
12/31/2012	11.075	12.289	41545	12/31/2012	10.640	11.735	2739
12/31/2013	12.289	13.956	51310	12/31/2013	11.735	13.248	3037
12/31/2014	13.956	14.345	48192	12/31/2014	13.248	13.536	2425
12/31/2015	14.345	13.847	44280	12/31/2015	13.536	12.987	2175
12/31/2016	13.847	14.299	41003	12/31/2016	12.987	13.331	2019
12/31/2017	14.299	16.072	36486	12/31/2017	13.331	14.895	1823
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.947	10750	12/31/2012	N/A	10.883	401
12/31/2013	10.947	13.046	18999	12/31/2013	10.883	12.892	788
12/31/2014	13.046	13.697	19509	12/31/2014	12.892	13.455	842
12/31/2015	13.697	13.398	21262	12/31/2015	13.455	13.083	681
12/31/2016	13.398	14.110	23066	12/31/2016	13.083	13.695	855
12/31/2017	14.110	16.136	24446	12/31/2017	13.695	15.568	800
AZL MVP Moderate Index Strategy Fund
12/31/2012	N/A	10.741	3425	12/31/2012	N/A	10.678	144
12/31/2013	10.741	13.121	7332	12/31/2013	10.678	12.966	360
12/31/2014	13.121	14.028	7614	12/31/2014	12.966	13.780	375
12/31/2015	14.028	13.388	7315	12/31/2015	13.780	13.073	311
12/31/2016	13.388	13.920	6442	12/31/2016	13.073	13.510	259
12/31/2017	13.920	15.541	6060	12/31/2017	13.510	14.994	238
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
12/31/2014	N/A	10.969	5670	12/31/2014	N/A	10.905	321
12/31/2015	10.969	11.265	12750	12/31/2015	10.905	11.133	866
12/31/2016	11.265	11.955	15634	12/31/2016	11.133	11.744	880
12/31/2017	11.955	13.465	17116	12/31/2017	11.744	13.148	805
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.776	52	12/31/2014	N/A	17.284	0
12/31/2015	17.776	18.381	123	12/31/2015	17.284	17.766	5
12/31/2016	18.381	19.291	2837	12/31/2016	17.766	18.533	150
12/31/2017	19.291	24.519	2293	12/31/2017	18.533	23.416	126
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	16.927	57	12/31/2014	N/A	16.458	0
12/31/2015	16.927	15.953	58	12/31/2015	16.458	15.419	4
12/31/2016	15.953	18.272	1585	12/31/2016	15.419	17.555	100
12/31/2017	18.272	20.364	1356	12/31/2017	17.555	19.448	98
AZL S&P 500 Index Fund
12/31/2008	9.882	6.079	316	12/31/2008	9.842	6.018	155
12/31/2009	6.079	7.514	623	12/31/2009	6.018	7.394	95
12/31/2010	7.514	8.489	1117	12/31/2010	7.394	8.304	90
12/31/2011	8.489	8.502	1998	12/31/2011	8.304	8.267	167
12/31/2012	8.502	9.675	3657	12/31/2012	8.267	9.351	253
12/31/2013	9.675	12.561	4673	12/31/2013	9.351	12.068	279
12/31/2014	12.561	14.011	4446	12/31/2014	12.068	13.381	223
12/31/2015	14.011	13.948	4065	12/31/2015	13.381	13.240	328
12/31/2016	13.948	15.329	5014	12/31/2016	13.240	14.464	535
12/31/2017	15.329	18.345	4139	12/31/2017	14.464	17.206	393
AZL Small Cap Stock Index Fund
12/31/2008	9.329	6.353	177	12/31/2008	9.292	6.289	17
12/31/2009	6.353	7.821	70	12/31/2009	6.289	7.696	9
12/31/2010	7.821	9.678	280	12/31/2010	7.696	9.467	17
12/31/2011	9.678	9.571	547	12/31/2011	9.467	9.307	33
12/31/2012	9.571	10.930	910	12/31/2012	9.307	10.564	53
12/31/2013	10.930	15.156	635	12/31/2013	10.564	14.561	40
12/31/2014	15.156	15.727	574	12/31/2014	14.561	15.019	37
12/31/2015	15.727	15.122	453	12/31/2015	15.019	14.355	44
12/31/2016	15.122	18.745	1242	12/31/2016	14.355	17.688	87
12/31/2017	18.745	20.841	988	12/31/2017	17.688	19.548	77
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL T. Rowe Price Capital Appreciation Fund
12/31/2008	13.555	7.952	394	12/31/2008	13.062	7.618	93
12/31/2009	7.952	10.338	219	12/31/2009	7.618	9.843	87
12/31/2010	10.338	11.422	782	12/31/2010	9.843	10.811	76
12/31/2011	11.422	10.791	1358	12/31/2011	10.811	10.152	88
12/31/2012	10.791	11.951	1785	12/31/2012	10.152	11.176	114
12/31/2013	11.951	15.314	1977	12/31/2013	11.176	14.235	95
12/31/2014	15.314	16.879	1724	12/31/2014	14.235	15.596	84
12/31/2015	16.879	17.487	1476	12/31/2015	15.596	16.062	89
12/31/2016	17.487	18.596	1477	12/31/2016	16.062	16.978	71
12/31/2017	18.596	21.096	1193	12/31/2017	16.978	19.146	62
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.919	152	12/31/2008	N/A	7.888	110
12/31/2009	7.919	9.443	3219	12/31/2009	7.888	9.349	641
12/31/2010	9.443	10.220	25882	12/31/2010	9.349	10.058	2193
12/31/2011	10.220	9.712	53597	12/31/2011	10.058	9.500	3345
12/31/2012	9.712	10.530	58815	12/31/2012	9.500	10.239	3444
12/31/2013	10.530	11.881	57252	12/31/2013	10.239	11.483	2994
12/31/2014	11.881	11.942	53435	12/31/2014	11.483	11.473	2624
12/31/2015	11.942	11.658	47737	12/31/2015	11.473	11.134	2355
12/31/2016	11.658	11.934	42702	12/31/2016	11.134	11.328	2165
12/31/2017	11.934	13.381	37183	12/31/2017	11.328	12.627	1917
Davis VA Financial Portfolio
12/31/2008	15.832	8.373	79	12/31/2008	15.097	7.937	19
12/31/2009	8.373	11.657	33	12/31/2009	7.937	10.983	15
12/31/2010	11.657	12.771	22	12/31/2010	10.983	11.961	7
12/31/2011	12.771	11.592	17	12/31/2011	11.961	10.792	6
12/31/2012	11.592	13.582	13	12/31/2012	10.792	12.568	7
12/31/2013	13.582	17.580	12	12/31/2013	12.568	16.170	19
12/31/2014	17.580	19.562	10	12/31/2014	16.170	17.887	18
12/31/2015	19.562	19.677	9	12/31/2015	17.887	17.884	18
12/31/2016	19.677	22.169	8	12/31/2016	17.884	20.028	18
12/31/2017	22.169	26.544	7	12/31/2017	20.028	23.837	14
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.780	672	12/31/2011	N/A	10.416	34
12/31/2012	10.780	11.705	872	12/31/2012	10.416	11.242	44
12/31/2013	11.705	13.235	855	12/31/2013	11.242	12.635	53
12/31/2014	13.235	13.697	851	12/31/2014	12.635	12.998	48
12/31/2015	13.697	13.504	707	12/31/2015	12.998	12.739	46
12/31/2016	13.504	13.859	698	12/31/2016	12.739	12.996	39
12/31/2017	13.859	15.614	616	12/31/2017	12.996	14.554	37
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.691	1620	12/31/2011	N/A	9.440	103
12/31/2012	9.691	10.651	2209	12/31/2012	9.440	10.313	122
12/31/2013	10.651	12.434	2849	12/31/2013	10.313	11.969	145
12/31/2014	12.434	12.906	2635	12/31/2014	11.969	12.349	113
12/31/2015	12.906	12.761	2428	12/31/2015	12.349	12.137	106
12/31/2016	12.761	13.169	2300	12/31/2016	12.137	12.449	104
12/31/2017	13.169	15.163	2070	12/31/2017	12.449	14.249	90
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Founding Funds Allocation VIP Fund
12/31/2008	9.246	5.847	589	12/31/2008	9.219	5.795	175
12/31/2009	5.847	7.510	259	12/31/2009	5.795	7.398	33
12/31/2010	7.510	8.165	437	12/31/2010	7.398	7.995	144
12/31/2011	8.165	7.927	598	12/31/2011	7.995	7.716	107
12/31/2012	7.927	9.015	535	12/31/2012	7.716	8.722	103
12/31/2013	9.015	11.003	394	12/31/2013	8.722	10.582	91
12/31/2014	11.003	11.159	280	12/31/2014	10.582	10.668	79
12/31/2015	11.159	10.320	262	12/31/2015	10.668	9.807	74
12/31/2016	10.320	11.518	239	12/31/2016	9.807	10.880	77
12/31/2017	11.518	12.718	194	12/31/2017	10.880	11.942	66
Franklin Income VIP Fund
12/31/2008	48.490	33.635	450	12/31/2008	43.279	29.840	65
12/31/2009	33.635	44.972	73	12/31/2009	29.840	39.660	15
12/31/2010	44.972	49.967	81	12/31/2010	39.660	43.801	13
12/31/2011	49.967	50.449	608	12/31/2011	43.801	43.959	27
12/31/2012	50.449	56.037	2293	12/31/2012	43.959	48.535	110
12/31/2013	56.037	62.962	2938	12/31/2013	48.535	54.206	119
12/31/2014	62.962	64.952	3086	12/31/2014	54.206	55.586	145
12/31/2015	64.952	59.531	2788	12/31/2015	55.586	50.641	113
12/31/2016	59.531	66.936	2690	12/31/2016	50.641	56.599	101
12/31/2017	66.936	72.392	2496	12/31/2017	56.599	60.848	93
Franklin Mutual Shares VIP Fund
12/31/2008	24.148	14.975	744	12/31/2008	22.584	13.922	140
12/31/2009	14.975	18.614	116	12/31/2009	13.922	17.201	30
12/31/2010	18.614	20.410	316	12/31/2010	17.201	18.747	32
12/31/2011	20.410	19.917	691	12/31/2011	18.747	18.186	56
12/31/2012	19.917	22.436	1090	12/31/2012	18.186	20.362	94
12/31/2013	22.436	28.376	1258	12/31/2013	20.362	25.600	75
12/31/2014	28.376	29.974	1115	12/31/2014	25.600	26.880	64
12/31/2015	29.974	28.099	939	12/31/2015	26.880	25.047	49
12/31/2016	28.099	32.157	743	12/31/2016	25.047	28.493	32
12/31/2017	32.157	34.358	613	12/31/2017	28.493	30.262	30
Franklin U.S. Government Securities VIP Fund
12/31/2008	26.205	27.800	57	12/31/2008	23.408	24.684	38
12/31/2009	27.800	28.262	84	12/31/2009	24.684	24.944	18
12/31/2010	28.262	29.342	490	12/31/2010	24.944	25.742	78
12/31/2011	29.342	30.578	1207	12/31/2011	25.742	26.666	119
12/31/2012	30.578	30.720	1566	12/31/2012	26.666	26.629	177
12/31/2013	30.720	29.615	1740	12/31/2013	26.629	25.517	151
12/31/2014	29.615	30.191	1790	12/31/2014	25.517	25.858	135
12/31/2015	30.191	29.913	1837	12/31/2015	25.858	25.466	129
12/31/2016	29.913	29.693	1677	12/31/2016	25.466	25.128	132
12/31/2017	29.693	29.673	1352	12/31/2017	25.128	24.961	128
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.501	39	12/31/2014	N/A	12.839	0
12/31/2015	13.501	13.429	252	12/31/2015	12.839	12.694	28
12/31/2016	13.429	13.485	298	12/31/2016	12.694	12.671	24
12/31/2017	13.485	13.737	326	12/31/2017	12.671	12.831	15
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	17.752	116	12/31/2014	N/A	16.254	75
12/31/2015	17.752	17.404	246	12/31/2015	16.254	15.840	59
12/31/2016	17.404	17.850	390	12/31/2016	15.840	16.149	31
12/31/2017	17.850	18.339	444	12/31/2017	16.149	16.492	43
PIMCO VIT All Asset Portfolio
12/31/2008	12.953	10.749	91	12/31/2008	12.670	10.451	30
12/31/2009	10.749	12.886	470	12/31/2009	10.451	12.455	47
12/31/2010	12.886	14.370	3073	12/31/2010	12.455	13.806	282
12/31/2011	14.370	14.448	5712	12/31/2011	13.806	13.798	375
12/31/2012	14.448	16.375	8859	12/31/2012	13.798	15.544	626
12/31/2013	16.375	16.192	9108	12/31/2013	15.544	15.278	498
12/31/2014	16.192	16.042	8033	12/31/2014	15.278	15.047	387
12/31/2015	16.042	14.397	6840	12/31/2015	15.047	13.423	324
12/31/2016	14.397	16.033	6276	12/31/2016	13.423	14.859	311
12/31/2017	16.033	17.952	5542	12/31/2017	14.859	16.537	310
PIMCO VIT Balanced Allocation Portfolio
12/31/2012	N/A	10.237	1636	12/31/2012	N/A	10.196	66
12/31/2013	10.237	9.477	3124	12/31/2013	10.196	9.382	113
12/31/2014	9.477	9.802	2720	12/31/2014	9.382	9.646	82
12/31/2015	9.802	9.563	2614	12/31/2015	9.646	9.355	87
12/31/2016	9.563	9.708	2367	12/31/2016	9.355	9.439	69
12/31/2017	9.708	10.959	2257	12/31/2017	9.439	10.592	52
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2008	12.816	7.103	216	12/31/2008	12.612	6.948	59
12/31/2009	7.103	9.913	118	12/31/2009	6.948	9.639	44
12/31/2010	9.913	12.173	458	12/31/2010	9.639	11.765	99
12/31/2011	12.173	11.097	1032	12/31/2011	11.765	10.661	159
12/31/2012	11.097	11.531	1018	12/31/2012	10.661	11.012	141
12/31/2013	11.531	9.700	943	12/31/2013	11.012	9.207	115
12/31/2014	9.700	7.802	712	12/31/2014	9.207	7.362	93
12/31/2015	7.802	5.716	702	12/31/2015	7.362	5.361	85
12/31/2016	5.716	6.491	617	12/31/2016	5.361	6.052	68
12/31/2017	6.491	6.539	547	12/31/2017	6.052	6.060	54
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2008	12.287	10.347	73	12/31/2008	12.091	10.122	27
12/31/2009	10.347	13.324	300	12/31/2009	10.122	12.956	61
12/31/2010	13.324	14.738	2224	12/31/2010	12.956	14.245	275
12/31/2011	14.738	15.454	3367	12/31/2011	14.245	14.847	297
12/31/2012	15.454	17.966	3265	12/31/2012	14.847	17.157	269
12/31/2013	17.966	16.482	3318	12/31/2013	17.157	15.645	247
12/31/2014	16.482	16.500	3111	12/31/2014	15.645	15.569	198
12/31/2015	16.500	15.905	3406	12/31/2015	15.569	14.918	174
12/31/2016	15.905	17.777	3090	12/31/2016	14.918	16.574	149
12/31/2017	17.777	19.265	2646	12/31/2017	16.574	17.854	132
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2008	10.440	10.208	143	12/31/2008	10.274	9.985	61
12/31/2009	10.208	11.763	171	12/31/2009	9.985	11.438	85
12/31/2010	11.763	12.952	1154	12/31/2010	11.438	12.519	151
12/31/2011	12.952	13.740	1692	12/31/2011	12.519	13.201	180
12/31/2012	13.740	14.489	1638	12/31/2012	13.201	13.837	158
12/31/2013	14.489	13.077	1769	12/31/2013	13.837	12.413	154
12/31/2014	13.077	13.187	1692	12/31/2014	12.413	12.443	149
12/31/2015	13.187	12.479	1599	12/31/2015	12.443	11.705	130
12/31/2016	12.479	12.803	1533	12/31/2016	11.705	11.937	114
12/31/2017	12.803	13.715	1306	12/31/2017	11.937	12.711	103
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2011	N/A	9.814	896	12/31/2011	N/A	9.774	55
12/31/2012	9.814	10.276	2190	12/31/2012	9.774	10.173	139
12/31/2013	10.276	9.814	2941	12/31/2013	10.173	9.658	170
12/31/2014	9.814	9.533	3065	12/31/2014	9.658	9.325	173
12/31/2015	9.533	8.928	3278	12/31/2015	9.325	8.680	176
12/31/2016	8.928	9.401	3381	12/31/2016	8.680	9.086	167
12/31/2017	9.401	9.668	3692	12/31/2017	9.086	9.289	174
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
12/31/2009	N/A	10.011	325	12/31/2009	N/A	9.999	72
12/31/2010	10.011	10.992	4428	12/31/2010	9.999	10.914	407
12/31/2011	10.992	10.652	9440	12/31/2011	10.914	10.513	651
12/31/2012	10.652	11.435	10795	12/31/2012	10.513	11.218	633
12/31/2013	11.435	10.389	10089	12/31/2013	11.218	10.131	554
12/31/2014	10.389	10.726	8569	12/31/2014	10.131	10.397	396
12/31/2015	10.726	10.562	7586	12/31/2015	10.397	10.176	355
12/31/2016	10.562	10.836	6761	12/31/2016	10.176	10.378	332
12/31/2017	10.836	12.190	5900	12/31/2017	10.378	11.605	291
PIMCO VIT High Yield Portfolio
12/31/2008	14.297	10.779	61	12/31/2008	13.634	10.217	19
12/31/2009	10.779	14.927	383	12/31/2009	10.217	14.064	36
12/31/2010	14.927	16.855	1929	12/31/2010	14.064	15.785	177
12/31/2011	16.855	17.180	4387	12/31/2011	15.785	15.994	301
12/31/2012	17.180	19.367	8351	12/31/2012	15.994	17.922	488
12/31/2013	19.367	20.195	10693	12/31/2013	17.922	18.576	613
12/31/2014	20.195	20.581	10547	12/31/2014	18.576	18.818	562
12/31/2015	20.581	19.961	10596	12/31/2015	18.818	18.142	452
12/31/2016	19.961	22.141	10834	12/31/2016	18.142	20.003	472
12/31/2017	22.141	23.281	9996	12/31/2017	20.003	20.907	468
PIMCO VIT Long-Term U.S. Government Portfolio
12/31/2017	N/A	28.289	1	12/31/2017	N/A	25.290	0
PIMCO VIT Real Return Portfolio
12/31/2008	12.324	11.295	140	12/31/2008	11.983	10.917	83
12/31/2009	11.295	13.187	293	12/31/2009	10.917	12.669	121
12/31/2010	13.187	14.058	1884	12/31/2010	12.669	13.425	336
12/31/2011	14.058	15.482	4419	12/31/2011	13.425	14.697	659
12/31/2012	15.482	16.603	7847	12/31/2012	14.697	15.667	729
12/31/2013	16.603	14.863	7946	12/31/2013	15.667	13.941	613
12/31/2014	14.863	15.111	7682	12/31/2014	13.941	14.088	510
12/31/2015	15.111	14.498	7434	12/31/2015	14.088	13.436	431
12/31/2016	14.498	15.039	7336	12/31/2016	13.436	13.854	390
12/31/2017	15.039	15.373	6861	12/31/2017	13.854	14.077	342
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT StocksPLUS Global Portfolio
12/31/2010	N/A	10.337	39	12/31/2010	N/A	10.295	2
12/31/2011	10.337	9.713	1369	12/31/2011	10.295	9.616	102
12/31/2012	9.713	10.513	1377	12/31/2012	9.616	10.345	112
12/31/2013	10.513	12.357	1190	12/31/2013	10.345	12.087	82
12/31/2014	12.357	12.295	1053	12/31/2014	12.087	11.955	67
12/31/2015	12.295	11.031	908	12/31/2015	11.955	10.662	64
12/31/2016	11.031	11.720	740	12/31/2016	10.662	11.260	52
12/31/2017	11.720	14.215	586	12/31/2017	11.260	13.575	42
PIMCO VIT Total Return Portfolio
12/31/2008	14.986	15.486	263	12/31/2008	14.290	14.679	90
12/31/2009	15.486	17.420	620	12/31/2009	14.679	16.413	168
12/31/2010	17.420	18.572	4986	12/31/2010	16.413	17.393	574
12/31/2011	18.572	18.976	9053	12/31/2011	17.393	17.666	887
12/31/2012	18.976	20.507	14200	12/31/2012	17.666	18.977	997
12/31/2013	20.507	19.825	15351	12/31/2013	18.977	18.236	929
12/31/2014	19.825	20.387	14209	12/31/2014	18.236	18.640	845
12/31/2015	20.387	20.194	13664	12/31/2015	18.640	18.354	733
12/31/2016	20.194	20.448	13701	12/31/2016	18.354	18.473	721
12/31/2017	20.448	21.156	12518	12/31/2017	18.473	18.999	690
PIMCO VIT Unconstrained Bond Portfolio
12/31/2011	N/A	9.802	1254	12/31/2011	N/A	9.763	41
12/31/2012	9.802	10.414	3929	12/31/2012	9.763	10.310	115
12/31/2013	10.414	10.154	6945	12/31/2013	10.310	9.993	145
12/31/2014	10.154	10.318	7429	12/31/2014	9.993	10.093	157
12/31/2015	10.318	10.003	6624	12/31/2015	10.093	9.726	154
12/31/2016	10.003	10.331	6828	12/31/2016	9.726	9.985	161
12/31/2017	10.331	10.699	6583	12/31/2017	9.985	10.279	157
RCM Dynamic Multi-Asset Plus VIT Portfolio
12/31/2015	N/A	9.201	93	12/31/2015	N/A	9.163	8
12/31/2016	9.201	9.369	135	12/31/2016	9.163	9.275	9
12/31/2017	9.369	10.616	546	12/31/2017	9.275	10.446	21
Templeton Global Bond VIP Fund
12/31/2008	32.376	33.906	120	12/31/2008	29.016	30.205	18
12/31/2009	33.906	39.681	193	12/31/2009	30.205	35.138	27
12/31/2010	39.681	44.783	1208	12/31/2010	35.138	39.418	169
12/31/2011	44.783	43.777	3004	12/31/2011	39.418	38.303	304
12/31/2012	43.777	49.669	4617	12/31/2012	38.303	43.196	371
12/31/2013	49.669	49.776	5715	12/31/2013	43.196	43.031	351
12/31/2014	49.776	49.984	5829	12/31/2014	43.031	42.952	298
12/31/2015	49.984	47.167	5808	12/31/2015	42.952	40.289	266
12/31/2016	47.167	47.878	5784	12/31/2016	40.289	40.652	255
12/31/2017	47.878	48.124	5340	12/31/2017	40.652	40.616	237
Templeton Growth VIP Fund
12/31/2008	29.538	16.799	542	12/31/2008	27.190	15.371	76
12/31/2009	16.799	21.718	113	12/31/2009	15.371	19.753	12
12/31/2010	21.718	23.000	214	12/31/2010	19.753	20.793	17
12/31/2011	23.000	21.099	510	12/31/2011	20.793	18.961	39
12/31/2012	21.099	25.187	782	12/31/2012	18.961	22.498	43
12/31/2013	25.187	32.491	926	12/31/2013	22.498	28.849	52
12/31/2014	32.491	31.138	864	12/31/2014	28.849	27.482	40
12/31/2015	31.138	28.713	704	12/31/2015	27.482	25.190	32
12/31/2016	28.713	31.038	559	12/31/2016	25.190	27.067	29
12/31/2017	31.038	36.270	454	12/31/2017	27.067	31.441	22

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix B

APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS AND LIFETIME PAYMENTS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract's values. All fractional numbers in these examples have been rounded up to the next whole number.
Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and Quarterly Anniversary Value is $102,000.
Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Quarterly Anniversary Value (Quarterly Value Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$102,000
$5,000 withdrawal		–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000)
		x 90,000)]	x 104,040)]	x 100,000)]	X 102,000)]
	– $5,000	=– $4,500	=– $5,202	=– $5,000	=– $5,100
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 96,900
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000, the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit Value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		–[($4,800/ 97,000)		$5,344 payment		–[($5,344/ 97,000)
		x 85,500)] =				x 85,500)] =
	– $4,800	– $4,231	no change		– $5,344	– $4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix C

Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary's annual maximum Lifetime Plus Payment	Income Value	Next anniverary's annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		–[($5,000/ 92,000)	–[($5,000/ 92,000)	–[($5,000/ 92,000)	–[($5,000/ 92,000)	–[($5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– $5,000	=– $4,417	=– $6,522	=– $261	=– $4,647	=– $290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

APPENDIX D – LIFETIME BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered three different Lifetime Benefits. Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009. Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Lifetime Benefits	Contract Version	Available Dates	Current Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)		Maximum Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)
			No qualifying event, or declined charge increase(2)	Had a qualifying event and accepted increase(2)
Lifetime Plus Benefit(3)	A	5/1/2007 - 1/23/2009
Single Lifetime Plus Payments			0.70%	1.20%	1.50%(4)
Joint Lifetime Plus Payments			0.85%	1.35%	1.65%(5)
Lifetime Plus II Benefit Lifetime Plus 10 Benefit	A A	1/26/2009 - 3/31/2009 1/26/2009 - 3/31/2009
Single Lifetime Plus Payments			0.95%	1.20%	1.60%(4)
Joint Lifetime Plus Payments			1.10%	1.35%	1.75%(5)
Lifetime Plus II Benefit Lifetime Plus 10 Benefit	A A	11/12/2007 - 1/23/2009 7/17/2008 - 1/23/2009
Single Lifetime Plus Payments			0.80%(6)	1.20%(8)	1.60%(5)
Joint Lifetime Plus Payments			0.95%(7)	1.35%(9)	1.75%(6)
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
(2)
For Contracts issued in Nevada, the additional M&E charge is 0.70% for single payments and 0.85% for joint payments and this charge will not change. In all other states, a qualifying event is the reset of a Lifetime Benefit's Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in this appendix.

(3)	From January 26, 2009 until March 31, 2009, this benefit was only available in Nevada and it did not include the Cumulative Withdrawal Benefit.
(4)	This is the maximum charge we could impose if you remove a Covered Person or have a qualifying event.
(5)	This is the maximum charge we could impose if you have a qualifying event.
(6)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.
(7)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.
(8)	On the Benefit Date, the M&E charge reduces to 1.10% and the maximum M&E charge reduces to 1.50%.
(9)	On the Benefit Date, the M&E charge reduces to 1.25% and the maximum M&E charge reduces to 1.65%.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see "Requesting Lifetime Plus Payments"). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to note about Lifetime Benefits.
•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.
•
Joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses. Joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses.

•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.
•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•
If your Lifetime Benefit includes the Cumulative Withdrawal Benefit(1) and you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options' performance, and are not available to your Beneficiaries(2) upon death. (See the "Cumulative Withdrawal Benefit" discussion later in this appendix.)

(1)	The Cumulative Withdrawal Benefit was not available in Nevada.
(2)	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.
NOTE:

•
For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you have a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT
You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin.
You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit's additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:
•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value*); or
•	requesting a Full Annuitization.
*	The Cumulative Withdrawal Benefit was not available in Nevada.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

COVERED PERSON(S)
We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses; and joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
For single Lifetime Plus Payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or
–
if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.

You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. For Contracts issued in Nevada, if you remove a joint Covered Person we change your additional M&E charge to 0.70% for Lifetime Plus Benefit with single Lifetime Plus Payments. For Contracts issued in all other states, if you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

Once we remove a Covered Person, he or she cannot be reinstated.
NOTE:

•
Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, your Lifetime Benefit and any Lifetime Plus Payments end.

•
For non-spouse Joint Owners with single Lifetime Plus Payments: If you are no longer spouses on the date of an Owner's death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the Lifetime Benefit and any Lifetime Plus Payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.

•
Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner or Annuitant. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner's death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

•
For Contracts issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner's death, Lifetime Plus Payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, Lifetime Plus Payments end.

LIFETIME PLUS PAYMENT OVERVIEW
We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greater of:
•	Contract Value as of the end of the last Business Day before the Benefit Date,
•	Quarterly Anniversary Value, or
•
for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals for up to ten years. Each Contract Anniversary before the older Covered Person's 81st birthday you can reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase). The 5% Annual increase is subject to a maximum of two times Purchase Payments adjusted for withdrawals received ten years ago (Enhanced 10-Year Value).

•
for Lifetime Plus II Benefit, the Highest Annual Increase, which is the greatest of all the Enhanced 5% Annual Increases. The Enhanced 5% Annual Increase is similar to Lifetime Plus Benefit's 5% Annual Increase, the only difference is that annual resets are automatic and establish a new Enhanced 5% Annual Increase and Enhanced 10-Year Value.

•
for Lifetime Plus 10 Benefit, a quarterly simple interest of 2.5% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (10% Annual Increase).

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

We determine your payment percentage by using the Lifetime Plus Payment Table for your selected benefit. We established your Contract's Lifetime Plus Payment Table on the rider effective date and we cannot change it.
Lifetime Plus Payment Table for Lifetime Plus Benefit or Lifetime Plus II Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada)
50 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 10 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	5%
80+	6%
In all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. In Nevada you cannot choose to take less than the annual Lifetime Plus Payment. Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) may increase based on the Covered Person's age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) for your payment to increase. For more information, see the "Automatic Annual Lifetime Plus Payment Increases."
BENEFIT BASE
The Benefit Base determines your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada). The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment for Contracts issued in Nevada).
On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:
•	the Quarterly Anniversary Value,
•	for Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),
•	for Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or
•	for Lifetime Plus 10 Benefit, the 10% Annual Increase.
On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada). Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•
If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 60-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 ($4,000 = 4% x $100,000). On the next Benefit Anniversary, if the payment percentage increases to 5% based on the Covered Person's age, at 5% the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $80,020 ($80,020 x 5% = $4,001). The Benefit Base of $100,000 would then reduce to equal the $80,020 Contract Value.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase, Enhanced 5% Annual Increase, Enhanced 10-Year Value or 10% Annual Increase that are based on Purchase Payments, and are also not included in the parts of these values that are based on Contract Value until they are vested.

QUARTERLY ANNIVERSARY VALUE
While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT VALUE DIFFERENCES
The primary difference between the benefit values provided by the Lifetime Plus Benefit and Lifetime Plus II Benefit is the reset feature. Resets occur on Contract Anniversaries and lock in any Contract Value increases to the values provided by the 5% Annual Increase, Enhanced 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus Benefit are manual (you must request them), are only available before age 81, and replace the prior 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus II Benefit are automatic, can occur until age 90, and do not replace prior values; each automatic reset establishes both a new Enhanced 5% Annual Increase and Enhanced 10-Year Value. Other than that, the calculation for the 5% Annual Increase and Enhanced 5% Annual Increase is the same. The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.
5% ANNUAL INCREASE AND ENHANCED 5% ANNUAL INCREASE
While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the 5% Annual Increase or Enhanced 5% Annual Increase (the annual increases) before the Benefit Date.
If the rider effective date is the Issue Date, the annual increases are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the annual increases are initially equal to the Contract Value at the end of the prior Business Day.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

At the end of each Business Day before the tenth Rider Anniversary (or tenth reset anniversary), we adjust each annual increase as follows.
•	We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

On the first Rider Anniversary (or first reset anniversary), each annual increase is equal to:
b + (1.05 x (a – b))
Where:
a = The annual increase at the end of the prior Business Day; and
b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and there has not been a reset, we exclude from "b" any Purchase Payments received within 90 days of the Issue Date.
On the second through ninth Rider Anniversaries (or second through ninth reset anniversaries), each annual increase is equal to:
d + [1.05 x ((c – d) + (0.05 x e)]
Where:
c = The annual increase at the end of the prior Business Day;
d = Purchase Payments* received during the last Contract Year; and
e = Purchase Payments* received during the Contract Year that began two years ago. If the rider effective date is the Issue Date and there has not been a reset, we exclude from "e" any Purchase Payments received within 90 days of the Issue Date.
*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

On each Business Day on or after the tenth Rider Anniversary (or tenth reset anniversary), each annual increase is equal to the Enhanced 10-Year Value established on the same date.
NOTE: To receive the maximum benefit, you must wait to begin Lifetime Plus Payments until the 11th Contract Anniversary after we receive your last Purchase Payment, or the 11th reset anniversary. If the older Covered Person was age 80 on the rider effective date and you want to receive this maximum benefit, you have less than one year to begin Lifetime Plus Payments after this waiting period before the benefit ends.

ENHANCED 10-YEAR VALUE
While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the Enhanced 10-Year Values before the Benefit Date.
The Enhanced 10-Year Value acts as both an increase and a cap to the annual increases. If you begin Lifetime Plus Payments on or after the tenth Rider Anniversary (or on or after the tenth reset anniversary), the Enhanced 10-Year Value is at least equal to twice its initial value, which is either the initial Purchase Payment or Contract Value depending on when you selected the benefit and any resets. Before the tenth Rider Anniversary (or tenth reset anniversary), we do not use the Enhanced 10-Year Value to calculate the Benefit Base that determines your Lifetime Plus Payments.
If the rider effective date is the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Contract Value at the end of the prior Business Day.
At the end of each Business Day we adjust each Enhanced 10-Year Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

If the rider effective date is the Issue Date and there has not been a reset, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to:
•	the Enhanced 10-Year Value at the end of the prior Business Day,
•	plus Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
On the eleventh and later Rider Anniversaries (or eleventh and later reset anniversaries) each Enhanced 10-Year Value is equal to:
•	the Enhanced 10-Year Value at the end of the prior Business Day,
•
plus Purchase Payments* received during the Contract Year that began eleven years ago. If you selected Lifetime Plus Benefit at issue and there has not been a reset, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

NOTE: If the older Covered Person was age 80 on the rider effective date, any Purchase Payments received more than 91 days after the rider effective date do not double under the Enhanced 10-Year Value before your Lifetime Benefit ends.

MANUAL RESETS UNDER LIFETIME PLUS BENEFIT
While your Lifetime Plus Benefit is in effect, and before the older Covered Person's 81st birthday or the Benefit Date, you can reset the 5% Annual Increase to equal the Contract Value if the Contract Value is greater than the sum of the 5% Annual Increase on the most recent Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year (excluding Purchase Payments received before the first Quarterly Anniversary if this is the first Contract Anniversary). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We process your reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. When we process your reset request, we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date. We also increase the Enhanced 10-Year Value to equal two times the Contract Value determined at the end of the last Business Day before the reset date.
For Contracts issued in Nevada, if you reset the 5% Annual Increase we do not change Lifetime Plus Benefit's additional M&E charge. For Contracts issued in all other states, for a manual reset requested on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for a manual reset in the future, but any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 30th day after the reset date, or the next Business Day if the 30th day is not a Business Day. If we change the additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
AUTOMATIC RESETS UNDER LIFETIME PLUS II BENEFIT
While your Lifetime Plus II Benefit is in effect, and before the older Covered Person's 81st birthday or Benefit Date, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset date, excluding Purchase Payments received within 90 days of the Issue Date. This reset establishes a new additional Enhanced 5% Annual Increase equal to the Contract Value determined at the end of the last Business Day before the reset date. We also establish a new additional Enhanced 10-Year Value equal to two times the Contract Value determined at the end of the last Business Day before the reset date. An automatic reset does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. Resets can establish several Enhanced 5% Annual Increases and associated Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

For an automatic reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an automatic reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus II Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset) and their associated Enhanced 5% Annual Increases and Enhanced 10-Year Values. If you do not contact us and decline this increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept this increase, you continue to be eligible to receive future resets.
If we change Lifetime Plus II Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
LIFETIME PLUS 10 BENEFIT'S 10% ANNUAL INCREASE
While your Lifetime Plus 10 Benefit is in effect, we only calculate the 10% Annual Increase before the Benefit Date.
On each Quarterly Anniversary for up to a maximum of 20 years, we apply a simple interest increase of 2.5% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, and are not subject to the 20 year maximum. A reset may result in an increase to the additional M&E charge as described later in this appendix.
If the rider effective date is the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust both the 10% Annual Increase and increase base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

On each Quarterly Anniversary on or before the 20th Rider Anniversary, the 10% Annual Increase is equal to:
a + 0.025 (b – c)
Where:
a = The 10% Annual Increase at the end of the prior Business Day;
b = The increase base at the end of the prior Business Day; and
c = Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from "c" any Purchase Payments received before the first Quarterly Anniversary.
*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

We then compare this 10% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 10% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the 10% Annual Increase.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

For a reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change this additional M&E charge for a reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus 10 Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to Lifetime Plus 10 Benefit's additional M&E charge, then you continue to be eligible to receive future resets.
If we change Lifetime Plus 10 Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
REQUESTING LIFETIME PLUS PAYMENTS
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit and Lifetime Plus II Benefit is age 50, and for Lifetime Plus 10 Benefit it is age 65.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive*. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
*	For Contracts issued in Nevada you can continue to change your payment frequency after the Contract Value reduces to zero.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

Once Lifetime Plus Payments begin:
•	You can no longer remove your selected Lifetime Benefit from the Contract.
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.

•
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.

•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.
•
The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.

•
Lifetime Plus Payments and Cumulative Withdrawals* do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.

•
Each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
We may increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit's additional M&E charge** subject to the maximum additional M&E charge stated at the beginning of this appendix.

*	The Cumulative Withdrawal Benefit was not available in Nevada.
**	We do not increase your Lifetime Benefit's additional M&E charge for Contracts issued in Nevada.
NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year for Contracts issued in all states except Nevada. For Contracts issued in Nevada, the Cumulative Withdrawal Benefit is not available and the amount you are entitled to receive each Benefit Year is the annual Lifetime Plus Payment. On the Benefit Date, the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see "Lifetime Plus Payment Overview" earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is less than $100, your benefit ends without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

For Contracts issued in all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100. For Contracts issued in Nevada, the initial Lifetime Plus Payment must be least $100.
We deduct each Lifetime Plus Payment, Cumulative Withdrawal,* Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this appendix.
*	The Cumulative Withdrawal Benefit was not available in Nevada.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.
Cumulative Withdrawal Benefit for Contracts issued in all states except Nevada
Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.
You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.
The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options' performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.
You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.
Cumulative Withdrawals are not subject to a withdrawal charge and do not reduce your Withdrawal Charge Basis. Each Cumulative Withdrawal reduces your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

Excess Withdrawals
Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) only decreases if you take an Excess Withdrawal. For Contracts issued in Nevada, an Excess Withdrawal is a withdrawal you take on or after the Benefit Date in addition to your Lifetime Plus Payments. For Contracts issued in all other states, an Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitizations, if on the Income Date you are receiving Lifetime Plus Payments, we guarantee the following. For Contracts issued in Nevada, we pay you the greater of your Lifetime Plus Payment, or fixed Annuity Payments based on Contract Value under Annuity Option 1 or Annuity Option 3. For Contracts issued in all other states, we pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES
We may change your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•
If the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary) we increase next year's annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%. In all states other than Nevada, this increase is only available if you took the annual maximum Lifetime Plus Payment during the prior Benefit Year.

•
If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment (or higher annual Lifetime Plus Payment in Nevada).

For Contracts issued in all states except Nevada: If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

For Contracts issued in Nevada, if you receive an annual Lifetime Plus Payment increase we do not change the Lifetime Plus Benefit's additional M&E charge. For Contracts issued in all other states, if you receive an annual Lifetime Plus Payment increase we increase the current additional M&E charge on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) that occurs on or after April 29, 2013 to 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an annual payment increase in the future, but any new additional M&E charge cannot be greater than the maximum stated for your Lifetime Benefit at the beginning of this appendix. We send you written notice of this increase and provide you at least 30-days to decline the annual payment increase. If you decline the annual payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increases (including this increase). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to your Lifetime Benefit's additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.
If we change your Lifetime Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit's guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract's Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

If your rider effective date is before January 26, 2009:
•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.
•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.
•	We do not limit allocations to Investment Option Group C.
Group A Investment Options(1)
AZL Morgan Stanley Global Real Estate Fund AZL MSCI Emerging Markets Equity Index Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio* Franklin Founding Funds Allocation VIP Fund* PIMCO VIT CommodityRealReturn Strategy Portfolio
(1) If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A:
 AZL MVP Growth Index Strategy Fund and Franklin Founding Funds Allocation VIP Fund.

Group B Investment Options
AZL International Index Fund AZL Mid Cap Index Fund AZL Russell 1000 Growth Index Fund AZL Russell 1000 Value Index Fund AZL S&P 500 Index Fund	Franklin Mutual Shares VIP Fund* PIMCO VIT StocksPLUS® Global Portfolio Templeton Growth VIP Fund*

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL T. Rowe Price Capital Appreciation Fund

BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged) *
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio*
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund *

*
Effective October 16, 2017, these Investment Options were closed and they are treated differently in Contracts that include one of the optional living benefits. For more information on these differences, see the Investment Options table on page 4 of this prospectus.

We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.
While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix D

WHEN A LIFETIME BENEFIT ENDS
Your Lifetime Benefit ends upon the earliest of the following.
•	Before the Benefit Date, the Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•
Before the Benefit Date, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under "Covered Persons" in this appendix.

•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•
The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, the Lifetime Benefit also continues.

•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

APPENDIX E – TARGET DATE BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered two different Target Date Benefits. Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Target Date Benefits	Contract Version	Available Dates	Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)
Target Date Retirement Benefit	A	3/17/2008 - 1/23/2009	0.40%
Target Date 10 Benefit	A	1/26/2009 - 3/31/2009	0.55%
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
NOTE: Your Contract refers to both of these benefits as "Target Date Retirement Benefit Rider." If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth Rider Anniversary and under Target Date Retirement Benefit it is the seventh Rider Anniversary. Each Rider Anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix E

There are several important points to note about Target Date Benefits.
•	Target Date Benefits do not guarantee Investment Option performance.
•	You cannot take a partial withdrawal from specific Investment Options if you have a Target Date Benefit.
•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•
We no longer accept additional Purchase Payments for Contracts with a Target Date Benefit. If you have a Target Date Benefit you can also no longer participate in the flexible rebalancing program. However, for Contracts issued in Connecticut, Florida or New Jersey, these restrictions no longer apply once the benefit ends.

•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.
•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.
•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value.
REMOVING A TARGET DATE BENEFIT
You can remove a Target Date Benefit from your Contract while the Contract Value is positive.
You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit's additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
TARGET VALUE DATES
Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh Rider Anniversary, and under Target Date 10 Benefit it is the tenth Rider Anniversary. The latest date under both benefits is the Rider Anniversary prior to the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent Rider Anniversary after the initial Target Value Date while your benefit is in effect.
For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix E

We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is seven Rider Anniversaries after we process your request under Target Date Retirement Benefit, or ten Rider Anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the Rider Anniversary prior to the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
TARGET VALUE
The Target Value determines if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while your benefit is in effect.
If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.
At the end of each Business Day, we adjust the Target Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.
NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments until they are vested, and are also not included in the parts of this value that are based on Contract Value.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix E

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit's guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We established your Contract's Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.
TABLE 1: Investment Option Groups
Group A(1)
AZL Morgan Stanley Global Real Estate Fund AZL MSCI Emerging Markets Equity Index Fund AZL MVP Growth Index Strategy Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio* Franklin Founding Funds Allocation VIP Fund* PIMCO VIT CommodityRealReturn Strategy Portfolio
(1) If your rider effective date is before January 26, 2009:  AZL MVP Growth Index Strategy Fund and Franklin Founding Funds Allocation VIP Fund are included in the Group X Investment Options instead of in the Group A Investment Options.

Group B
AZL International Index Fund AZL Mid Cap Index Fund AZL Russell 1000 Growth Index Fund AZL Russell 1000 Value Index Fund AZL S&P 500 Index Fund AZL T. Rowe Price Capital Appreciation Fund	Franklin Mutual Shares VIP Fund* PIMCO VIT StocksPLUS® Global Portfolio Templeton Growth VIP Fund*
Group X	Group Y
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Gateway Fund
AZL Moderate Index Strategy Fund
AZL MVP Fusion Dynamic Moderate Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio*

AZL Balanced Index Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
AZL Government Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
Franklin U.S. Government Securities VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio *
PIMCO VIT Global Bond Portfolio (Unhedged) *
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*

*
Effective October 16, 2017, these Investment Options were closed and they are treated differently in Contracts that include one of the optional living benefits. For more information on these differences, see the Investment Options table on page 4 of this prospectus.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix E

The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.
TABLE 2 : Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix E

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.
TABLE 3: Maximum Contract Value Allowed in Group A and Minimum Contract Value Required in Group Y
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix E

Determining the Required Group Allocation
On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options' Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a =	The new required group allocation for the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix E

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.
•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

WHEN A TARGET DATE BENEFIT ENDS
Your Target Date Benefit ends upon the earliest of the following.
•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse (or civil union partner for riders issued in New Jersey) elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse (or civil union partner for riders issued in New Jersey) elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	When the Contract ends.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix E

APPENDIX F – PREVIOUS VERSIONS OF THE QUARTERLY VALUE DEATH BENEFIT

These are the only differences between the original Quarterly Value Death Benefit, the second Quarterly Value Death Benefit, and the Quarterly Value Death Benefit discussed in section 11.c (which was available on Version B Contracts issued from April 30, 2012 through April 26, 2013):
Original Quarterly Value Death Benefit	Second Quarterly Value Death Benefit
• Available on Version A Contracts issued from May 1, 2007 through April 30, 2010.	• Available on Version A Contracts issued from May 2, 2010 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through April 27, 2012.
• Did not require an Additional Required Benefit.	• Did require an Additional Required Benefit.

• If you remove the Additional Required Benefit you can continue to receive annual lock ins, and we continue to assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit's rider termination date.

For both the original Quarterly Value Death Benefit, and second Quarterly Value Death Benefit, the end date occurs on the earliest of:
•	the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.

APPENDIX G – SHORT WITHDRAWAL CHARGE OPTION

The Short Withdrawal Charge Option was available on Version A Contracts issued from May 1, 2007 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The Short Withdrawal Charge Option shortens the Base Contract's withdrawal charge period from seven to four years. You cannot remove the Short Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge of 0.25% during the Accumulation Phase assessed against the Investment Options' net asset value.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
Short Withdrawal Charge Option
0	8.5%
1	7.5%
2	5.5%
3	3%
4 years or more	0%

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix F & G

APPENDIX H – NO WITHDRAWAL CHARGE OPTION

The No Withdrawal Charge Option was available on Version A Contracts issued from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through April 29, 2011. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The No Withdrawal Charge Option eliminates the Base Contract's withdrawal charge. You cannot remove the No Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The No Withdrawal Charge Option carries an additional M&E charge of 0.35% during the Accumulation Phase assessed against the Investment Options' net asset value.
NOTE: The No Withdrawal Charge Option originally required selection of an Additional Required Benefit. Effective October 17, 2016 this requirement no longer applies and you can either retain or remove the previously selected Additional Required Benefit from your Contract. The Additional Required Benefits provide either guaranteed lifetime income (Lifetime Benefits discussed in Appendix D, Income Focus discussed in Appendix I and Income Protector discussed in section 11.a) or an accumulation guarantee (Target Date Benefits discussed in Appendix E and Investment Protector discussed in Appendix J), but these benefits also have an additional charge and restrict Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit's guaranteed income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix H

APPENDIX I – INCOME FOCUS

Income Focus (05.12) was available from April 30, 2012 through July 20, 2012 on Version B Contracts. Income Focus (07.12) was available from July 23, 2012 through April 24, 2015 on Version B Contracts. Income Focus has a rider charge that we deduct from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Rider Charge (as a percentage of the Total Income Value)
	Maximum	Minimum	Current
Income Focus(1) (05.12) and (07.12) Single Income Focus Payments Joint Income Focus Payments	2.75% 2.95%	0.50% 0.50%	1.30% 1.30%
(1)
If you select the Charge Lock Option rider, the rider charge for Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Focus is in effect and your Contract Value is positive.

We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
REMOVING INCOME FOCUS
You can remove Income Focus from your Contract while the Contract Value is positive.
You can remove Income Focus by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus' Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix I

INCOME FOCUS PAYMENT OVERVIEW
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under "Income Values." Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person's age at the time you selected Income Focus as set out in the following tables.
Income Focus (07.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under "Income Value Percentages and Performance Increases." A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see "Income Value Percentages and Performance Increases."
Example
Assume you purchase a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
TOTAL INCOME VALUE
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix I

INCOME VALUES
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.
For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•
If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.

•
If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.

If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
NOTE: For Contracts with the Bonus Option, bonus amounts are not included in the Income Values or Total Income Value. However, vested bonus amounts are included in the Performance Increase calculation.

INCOME VALUE PERCENTAGES AND PERFORMANCE INCREASES
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in "Income Focus Payment Overview."
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1%to each Income Value Percentage associated with an eligible Income Value if the Contract Value (or Bonus Value if you select the Bonus Option) increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix I

Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).
NOTE:

•	Performance Increases are not available once the older Covered Person reaches age 91.
•	After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.

•
If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.

•
For Contracts with the Bonus Option, we include any unvested Bonus amounts when determining Performance Increases. So when we compute a Performance Increase, each Purchase Payment includes its associated bonus and we use Bonus Values instead of Contract Values.

REQUESTING INCOME FOCUS PAYMENTS
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Income Focus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal program ends.
•	The free withdrawal privilege is not available.
•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Income Focus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–
you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner. In Florida, Ohio, Oregon, or Wisconsin we cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.

•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.
•
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix I

•
Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.

•
Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.

•
You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.

CALCULATING YOUR INCOME FOCUS PAYMENTS
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix I

Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitization, if on the Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

TAXATION OF INCOME FOCUS PAYMENTS
We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
CHARGE LOCK OPTION
If we increase Income Focus' rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Focus at the current rider charge, but we subtract 1% from all your Income Value Percentages, and you have no opportunity for future Performance Increases or future rider charge decreases.
We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Focus from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix I

After we receive your selection form in Good Order at our Service Center, the Charge Lock Option becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Focus at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until you remove Income Focus from your Contract. If you choose to keep Income Focus and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.
If you select the Charge Lock Option rider, Income Focus's rider charge does not change on or after the Charge Lock Date, the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge.
If you select the Charge Lock Option rider, you do not receive any Performance Increases after the Last Performance Increase Date. We determine the Last Performance Increase Date as follows.
If the Charge Lock Date is…	the Last Performance Increase Date is…
before the Benefit Date	the earlier of the Benefit Date, or the Rider Anniversary on or immediately after the Charge Lock Date
the Benefit Date	the Benefit Date
after the Benefit Date	the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Contract Value is zero on the Last Performance Increase Date, the Charge Lock Option rider ends and we make no change to Income Focus or your Income Focus Payments. If your Contract Value is positive on the Last Performance Increase Date, we reduce your benefits as follows.
If the Last Performance Increase Date is on or before the Benefit Date
•
If the Last Performance Increase Date is a Rider Anniversary before the Benefit Date, we first apply a Performance Increase to each eligible Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased.

•
Next we subtract 1% from each Income Value Percentage, including the initial Income Value Percentage for any new Income Values you establish in the future. After this date your Income Value Percentages will not increase.

•
Then on the Benefit Date we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.

If the Last Performance Increase Date is a Benefit Anniversary
•	We first apply Performance Increases to each Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased, and then we subtract 1% from each Income Value Percentage.
•	Next we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.
•
If your reduced annual maximum Income Focus Payment is $100 or more, we verify that your annual actual Income Focus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.

A hypothetical example showing how Income Focus may be affected if you select the Charge Lock Option rider is provided in Appendix L.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix I

The Charge Lock Option rider ends on the earlier of the Business Day Income Focus ends, or the Last Performance Increase Date if you Contract Value equals zero.
NOTE:
•	Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
•	The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. For more information, please contact us or your Financial Professional.
•
If you select the Charge Lock Option rider, the reduction to Income Focus' benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Focus from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.

•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.

•
For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your Income Value Percentages.

•
If you select the Charge Lock Option rider before Income Focus Payments begin, then request to begin payments before the Last Performance Increase Date, you give up the opportunity to receive one last Performance Increase, which may further reduce your Income Focus Payments.

•
If you select the Charge Lock Option rider and the reduction to your Income Value Percentages causes your annual maximum Income Focus Payment to be less than $100, Income Focus ends. If this occurs on the Benefit Date, you will have paid for Income Focus without receiving any of its advantages.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus's guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.
Income Focus (05.12) and (07.12) available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Strategy Plus Fund
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund AZL MVP Moderate Index Strategy Fund AZL MVP T. Rowe Price Capital Appreciation Plus Fund PIMCO VIT Balanced Allocation Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix I

WHEN INCOME FOCUS ENDS
Income Focus ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•
For riders issued in all states except California and New Jersey, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under "Covered Persons" in section 2.

•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
•
The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Performance Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Performance Increase Date your annual maximum Income Focus Payment becomes less than $100.

•
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues. In New Jersey, if a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Focus ends on the Business Day before the Income Date.

•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.
NOTE FOR RIDERS ISSUED IN CALIFORNIA AND NEW JERSEY: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased's spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. For riders issued in New Jersey involving civil union partners, Income Focus and Income Focus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Income Focus Payments may end even if a Covered Person is still alive.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix I

APPENDIX J – INVESTMENT PROTECTOR

Investment Protector was available from July 22, 2009 through October 16, 2016. Investment Protector has a rider charge that we deduct from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Target Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Investment Protector Riders (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Current
Investment Protector (01.12, 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	A(1) and B	4/30/2012 – 10/16/2016	2.50%	1.30%
Investment Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	1.30%
Investment Protector (05.10)	A and B	5/3/2010 - 1/20/2012	2.50%	1.25%
Investment Protector (08.09)	A	7/22/2009 - 4/30/2010	2.50%	1.15%
(1)	Available on Version A Contracts issued on or after April 1, 2009.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
NOTE: If Investment Protector ends due to the death of an Owner (or Annuitant if the Owner is a non-individual) and we deduct rider charges after the date of death, the rider charges accrued and deducted after the date of death are refunded if a Target Value Date does not occur between the date of death and the date we receive the first Valid Claim. We do not refund rider charges if a Target Value Date occurs between the date of death and the date we receive the first Valid Claim.

Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal.
We established your Contract's Guarantee Percentage, Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are as follows.
Benefit Version	Available Dates	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Investment Protector (07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	7/22/2013 – 10/16/2016	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
Investment Protector (05.10, 01.12, 07.12)	5/3/2010 – 7/19/2013	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (08.09)	7/22/2009 - 4/30/2010	Tenth Rider Anniversary	Fifth Rider Anniversary	95%

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

REMOVING INVESTMENT PROTECTOR
You can remove Investment Protector from your Contract while the Contract Value is positive.
You can remove Investment Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
TARGET VALUE DATES
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You selected the initial Target Value Date when you selected this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect.
For example, assume you purchased a Contract as the sole Owner on September 1, 2009 and you were age 70. You selected Investment Protector on the first Quarterly Anniversary, December 1, 2009 when you were still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you selected the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
TARGET VALUE
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following.
•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•
If you selected the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.

•
If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.

Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the Rider Effective Date is the Issue Date, the Rider Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Rider Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

On each Rider Anniversary we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.
NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Target Value or the Contract Value.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector's guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We establish your Contract's Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.
Investment Protector
These are the Investment Option groups for Investment Protector with version identifiers:
 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16
TABLE 1: Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund

AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Fixed Income Group
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund*
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio

PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio*
Templeton Global Bond VIP Fund*

*
Effective October 16, 2017, these Investment Options were closed and they are treated differently in Contracts that include one of the optional living benefits. For more information on these differences, see the Investment Options table on page 4 of this prospectus.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.
TABLE 2 : Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Government Money Market Fund under that program.
If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows.
1.
We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

2.
If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.

3.
If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options' Contract Value using the formula: a x (b / c) where:

a =	The new required group allocation on the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
•	Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
•
The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

Investment Protector
These are the Investment Option groups for Investment Protector with version identifiers:
 08.09, 05.10, 01.12.
TABLE 1: Investment Option Groups
Group A
AZL Morgan Stanley Global Real Estate Fund AZL MSCI Emerging Markets Equity Index Fund AZL MVP Growth Index Strategy Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio* Franklin Founding Funds Allocation VIP Fund* PIMCO VIT CommodityRealReturn Strategy Portfolio
Group B/X
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund

BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Group Y
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio

PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged) *
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*

*
Effective October 16, 2017, these Investment Options were closed and they are treated differently in Contracts that include one of the optional living benefits. For more information on these differences, see the Investment Options table on page 4 of this prospectus.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.
TABLE 2 : Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.
TABLE 3: Maximum Contract Value Allowed in Group A and Minimum Contract Value Required in Group Y
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

Determining the Required Group Allocation
On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options' Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a =	The new required group allocation for the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.
•	Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.
•	If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

WHEN INVESTMENT PROTECTOR ENDS
Investment Protector ends upon the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse (or civil union partner for riders issued in New Jersey) elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse (or civil union partner for riders issued in New Jersey) elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.

•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	The Business Day the Contract ends.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix J

APPENDIX K – PREVIOUS VERSIONS OF INCOME PROTECTOR

The benefit version identifier (for example, (05.11)) is located in your rider.
Benefit Version	Current rider charge	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
Income Protector (03.18, 04.18) available from March 6, 2018 through April 30, 2018	1.40% for single and joint Lifetime Plus Payments	7%, which is 1.75% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.00% 65 – 79 4.50% 80+ 5.50%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.50% 65 – 79 4.00% 80+ 5.00%
Income Protector (03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17, 12.17, 01.18, 02.18) available from March 7, 2017 through March 5, 2018	1.40% for single and joint Lifetime Plus Payments	6%, which is 1.50% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.00% 65 – 79 4.50% 80+ 5.50%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.50% 65 – 79 4.00% 80+ 5.00%
Income Protector (01.17, 02.17) available from January 3, 2017 through March 6, 2017	1.40% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.00% 65 – 79 4.50% 80+ 5.50%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.50% 65 – 79 4.00% 80+ 5.00%
Income Protector (12.16) available from December 6, 2016 through January 2, 2017	1.40% for single and joint Lifetime Plus Payments	4%, which is 1.00% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.00% 65 – 79 4.50% 80+ 5.50%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.50% 65 – 79 4.00% 80+ 5.00%
Income Protector (09.16, 10.16, 11.16) available from September 6, 2016 through December 5, 2016	1.40% for single and joint Lifetime Plus Payments	4%, which is 1.00% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 3.75% 65 – 79 4.25% 80+ 5.25%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.25% 65 – 79 3.75% 80+ 4.75%
Income Protector (07.16, 08.16) available on Contract Version A(1) and B from July 5, 2016 through September 5, 2016	1.40% for single and joint Lifetime Plus Payments	4%, which is 1.00% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (05.16, 06.16) available on Contract Version A(1) and B from May 3, 2016 through July 4, 2016	1.40% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (04.15, 04.16) available on Contract Version A(1) and B from April 27, 2015 through May 2, 2016	1.40% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (10.12) available on Contract Version A(1) and B from October 15, 2012 through April 24, 2015	1.20% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (07.12) available on Contract Version A(1) and B from July 23, 2012 through October 12, 2012	1.10% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix K

Benefit Version	Current rider charge	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
Income Protector (05.12) available on Contract Version A(1) and B from April 30, 2012 through July 20, 2012	1.60% for single and joint Lifetime Plus Payments	7%, which is 1.75% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (01.12) available on Contract Version A and B from January 23, 2012 through April 27, 2012 in all states except Oregon, and from February 22, 2012 through April 27, 2012 in Oregon only	1.60% for single and joint Lifetime Plus Payments	8%, which is 2% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (05.11) available on Contract Version A and B from May 2, 2011 through January 20, 2012 in all states except Oregon, and from May 2, 2011 through February 21, 2012 in Oregon only	1.55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	30	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%
Income Protector (05.10) available on Contract Version A from May 3, 2010 through April 29, 2011	1.55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%
Income Protector (08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	1.55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 65 – 79 4.5% 80+ 5.5%
(1)	Available on Version A Contracts issued on or after April 1, 2009.
NOTE:

•	The minimum exercise age that Lifetime Plus Payments can begin is the youngest age listed in these Payment Percentages tables.
•	On the Rider Effective Date we establish your Contract's Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix K

The available Investment Options are different than what is stated in section 11.a for versions of Income Protector available on or before October 13, 2017 as follows:
Investment Options available with Income Protector (01.12, 05.12, 07.12, 10.12, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16, 11.16, 12.16, 01.17, 02.17, 03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17)

AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Strategy Plus Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund*

Investment Options available with Income Protector (08.09, 05.10, 05.11)
AZL Balanced Index Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund

BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged)*
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio*
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund*

*
Effective October 16, 2017, these Investment Options were closed and they are treated differently in Contracts with Income Protector. For more information on these differences, see the Investment Options table on page 4 of this prospectus.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix K

APPENDIX L – CHARGE LOCK OPTION EXAMPLES

These hypothetical examples show how Income Protector and Income Focus may be affected if you select the Charge Lock Option rider. These examples are intended to help you understand the Charge Lock Option rider and are not intended to display values specific to any Contract.
INCOME PROTECTOR
This hypothetical example assumes you have yet not begun Lifetime Plus Payments, and do not choose to do so on the Charge Lock Date. Your Benefit Base on the Charge Lock Date (which is also your Last Increase Date) is $100,000, and the simple interest on your Annual Increase is 6%. Your current Income Protector rider charge is 1.20%, and we notify you that we intend to increase your rider charge to 1.45%. Assuming your Contract Value is never greater than your Annual Increase, the amount you would pay for the rider charge for one year would be $1,227 based on a 1.20% rider charge and a 6% simple interest increase to the Benefit Base. You are the only Covered Person, your current age is 66, and the current payment percentage for ages 65-79 is 4.5%.
If you accept the rider charge increase, your Annual Increase continues receiving 6% annual simple interest, 1.5% each quarter. Assuming your Contract Value is never greater than your Annual Increase, your Benefit Base on the next rider anniversary will be $106,000 and the available annual maximum Lifetime Plus Payment at that time would be $4,770 (4.5% x $106,000). The amount you pay for the annual rider charge for this next year will increase to $1,483 based on the 6% simple interest increase to your Benefit Base and the increase to the rider charge.
If instead you select the Charge Lock Option rider, we subtract 1% from the current payment percentage, so the new payment percentage for ages 65-79 will be 3.5%. Your Annual Increase will not receive simple interest after the Charge Lock Date. If you were to exercise Income Protector your annual maximum Lifetime Plus Payment will be $3,500 (3.5% x $100,000). This is a loss in payment of $1,270, and these Lifetime Plus Payments can never increase. Finally, the amount you pay for the annual rider charge will be $1,200 (1.20% x $100,000) and your rider charge percentage will never change.
In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($283 savings). However, your Lifetime Plus Payment decreases by $1,270.
INCOME FOCUS
This hypothetical example assumes you are the sole Covered Person, and you have already begun taking Income Focus Payments. On the Last Performance Increase Date you have one Income Value of $100,000 and its Income Value Percentage after application of the Performance Increase is 5.75%, so your annual maximum Income Focus Payment is $5,750 (5.75% x $100,000). Your current Income Focus rider charge is 1.30%, and we notify you that we intend to increase your rider charge to 1.55%. The amount you are currently paying for the annual rider charge before the increase is $1,300 (1.30% x $100,000).
If you accept the rider charge increase, your Income Value Percentage continues to be eligible for future Performance Increases and, assuming you take no Excess Withdrawals, you continue to be eligible to receive an annual maximum Income Focus Payment of at least $5,750 (5.75% x $100,000) for the rest of your life. The amount you pay for the annual rider charge will increase to $1,550 (1.55% x $100,000).
If instead you select the Charge Lock Option rider, we reduce your Income Value Percentage to 4.75%, which reduces your annual maximum Income Focus to $4,750 (4.75% x $100,000). This is a loss in payment of $1,000, and these Income Focus Payments can never increase. The amount you pay for the annual rider charge remains $1,300 and your rider charge percentage will never change.
In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($250 savings). However, your Income Focus Payment decreases by $1,000.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix L

APPENDIX M – ADDITIONAL EXPENSE EXAMPLES

The expense examples contained in the Fee Tables reflect the most expensive combination of benefits that are available to an Owner selecting a new benefit. However, for Contracts with the previously available Income Focus Rider, in example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Here are additional example 1 and example 3 figures for these Contracts.
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.85% (the maximum Investment Option operating expense)	$1,595	$3,061	$4,341	$7,057
0.48% (the minimum Investment Option operating expense)	$1,456	$2,662	$3,709	$5,963
2)	If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.85% (the maximum Investment Option operating expense)	$745	$2,211	$3,641	$7,057
0.48% (the minimum Investment Option operating expense)	$606	$1,812	$3,009	$5,963

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018
Appendix M

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
OUR SERVICE CENTER
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, and New Jersey, and for Contracts issued from August 17, 2009 through April 26, 2013), or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2018

PART B – SAI
STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ VISIONSM VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued on or prior to April 26, 2013 by
ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
 (800) 624-0197

Table of Contents

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	3	Assignments, Pledges and Gratuitous Transfers….	10
Administrative Service Fees………………………………………..	3	Death Benefits…………………………………………	10
Federal Tax Status…………………………………………………..	3	Spousal Continuation and the Federal Defense of
Annuity Contracts in General……………………………………	4	Marriage Act (DOMA)………………………….	10
Taxation of Annuities in General………………………………..	4	Federal Estate Taxes…………………………………	10
Qualified Contracts……………………………………………….	4	Generation-Skipping Transfer Tax………………….	10
Purchasing a Qualified Contract………………………………..	6	Foreign Tax Credits…………………………………..	10
Distributions Qualified Contracts………………………………..	6	Possible Tax Law Changes………………………….	11
Distributions Non-Qualified Contracts………………………….	7	Annuity Payments………………………………………..	11
Required Distributions……………………………………………	8	Annuity Payment Options……………………………	11
Diversification……………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Owner Control…………………………………………………….	8	Payments………………………….…………….	13
Contracts Owned by Non-Individuals…………………………..	9	Financial Statements…………………………………….	13
Annuity Purchases by Nonresident Aliens and		Appendix A – Death of the Owner and/or Annuitant…	14
Foreign Corporations……………………...........................	9	Appendix B – Historic Rate Sheet Supplements	17
		Appendix C – Condensed Financial Information	44

Dated: May 1, 2018
VIS(VS10)SAI-0518
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
1

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2017 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2017 and 2016 and for each of the years in the three-year period ended December 31, 2017, are included in Part C of the Registration Statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.
AUDITOR UPDATE
European regulations that go into effect in 2021 require Allianz SE, Allianz Life's indirect parent, to change auditors. Allianz Life has conducted a 'request for proposal' process with three major accounting firms for the annual independent audit of Allianz Life and its subsidiaries and registered separate accounts.
On May 23, 2017, Allianz Life's Board of Directors approved a decision to change independent auditors. On the same day, the Board appointed PricewaterhouseCoopers LLP ("PwC") as Allianz Life's new independent registered public accounting firm to audit Allianz Life's consolidated financial statements for the fiscal year 2018.
After the issuance of the audited report for the period ended December 31, 2017, the Allianz Life Board of Directors dismissed KPMG ("KPMG") as our independent registered public accounting firm. The reports of KPMG on Allianz Life's consolidated financial statements for the two most recent fiscal years , did not contain any adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
For the two most recent fiscal years or any subsequent interim period, and through the date of KPMG's report on Allianz Life's consolidated financial statements, there were: (i) no disagreements between Allianz Life and KPMG on any matter of accounting principles or practices, consolidated financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its report, and (ii) no reportable events within the meaning set forth in Item 304(a)(1)(v) of Regulation S-K.
Allianz Life provided KPMG with a copy of this disclosure before its filing with the SEC and requested that KPMG provide us with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of this letter is filed as Exhibit 99 to Allianz Life's registration statement numbers 333-217303, 333-213125, 333-215103, and 333-222817 on Form S-1.
For the two most recent fiscal years, and any subsequent interim period prior to engaging PwC's engagement, we did not consult with PwC regarding (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on Allianz Life's consolidated financial statements, and PwC did not provide either a written report or oral advice to Allianz Life that was an important factor considered by Allianz Life in reaching a decision as to any accounting, auditing, or financial reporting issue, or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as defined in Item 304(a)(1)(v) of Regulation S-K).
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
2

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.
The offering of Contracts under the prospectus associated with this SAI is continuous. We pay commissions for Contract sales. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2015	$224,176,680.19	$0
2016	$213,776,142.08	$0
2017	$230,415,545.81	$0
ALFS sells contracts issued by Allianz Life primarily through "wholesaling," in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 737 retail broker/dealers to sell its contracts. As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 51 broker-dealer firms. These payments vary in amount. In 2017, the five firms receiving the largest payments, ranging from $686,018.36 to $6,338,239.59, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors – Wealth (ISG)
Wells Fargo Advisors (PCG)
HD Vest Investments
Royal Alliance

ADMINISTRATIVE SERVICE FEES

Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2015	$1,762,204
2016	$1,739,447
2017	$1,622,010

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
3

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
TAXATION OF ANNUITIES IN GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract's cost basis). For a full withdrawal, the amount received that exceeds the Contract's cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
QUALIFIED CONTRACTS
If you purchase the Contract as a Traditional IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.
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Types of Qualified Contracts
We may issue the following types of Qualified Contracts.
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Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. Contributions are also limited or prohibited if the Owner's income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual's income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
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Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA transfers of death benefits held at other financial institutions are not currently available to be made under this Contract. However, that may change in the future.

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Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.
Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.
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PURCHASING A QUALIFIED CONTRACT
The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.
An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.
DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
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9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
11)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner's lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.
DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
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Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non‑Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract's interest, the entire Contract's interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant's date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract's entire interest must be distributed within five years after the Owner's date of death. These requirements are satisfied as to any part of an Owner's interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary's life, or over a period not extending beyond that Beneficiary's life expectancy, provided that distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner's surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
DIVERSIFICATION
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.
OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner's control of the Separate Account's investments may cause the Owner to be treated as the owner of the Separate Account's assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account's assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts' features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
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CONTRACTS OWNED BY NON-INDIVIDUALS
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
INCOME TAX WITHHOLDING
Any part of a distribution that is included in the Owner's gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
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a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
MULTIPLE CONTRACTS
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution's tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.
PARTIAL 1035 EXCHANGES
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
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ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract's cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract's cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract is increased to reflect the increase in the transferor's income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
DEATH BENEFITS
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner's/spouse's rights and benefits under the Contract.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Contract's federal estate tax implications, an Owner should keep in mind the annuity contract's value payable to a Beneficiary upon the Owner's death is included in the deceased Owner's gross estate. Depending on the annuity contract, the annuity's value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
GENERATION-SKIPPING TRANSFER TAX
The Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
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POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract's tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ANNUITY PAYMENTS

We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options' performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract's fixed Annuity Payment rates are guaranteed and we cannot use lower rates.
Variable payments are not predetermined and the dollar amount varies with your selected Investment Options' performance. We use annuity units to determine your variable Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
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Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.
ANNUITY PAYMENT OPTIONS
The Annuity Payment Options are briefly described in prospectus section 11 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant's death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.
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Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant's death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A) =	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
(B) =	The amount applied to variable Annuity Payments on the Income Date.
(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
(D) =	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
(E) =	Dollar value of first variable Annuity Payment.
(F) =	Number of variable Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
12

EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item "E").

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item "D").
•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item "F") and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").

We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
 10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options' subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount's annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount's number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2017 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2017 are also included in Part C of the Registration Statement and are incorporated herein by reference.

Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
13

APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract.  If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
• If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
– we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse's Beneficiary(s),
– the surviving spouse becomes the new Owner, and
– the Accumulation Phase continues.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1 or 3, payments end.
– Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
– Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix A
14

UPON THE DEATH OF A JOINT OWNER (NOTE: Joint Owners cannot take Partial Annuitizations)
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
• We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
• If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
– we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse's Beneficiary(s),
– the surviving Joint Owner/spouse becomes the new Owner, and
– the Accumulation Phase continues.

• If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1  or 3, payments end.
– Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
– Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix A
15

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
• If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the "Upon the Death of a Sole Owner" table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
• If the deceased Annuitant was a Joint Owner , we pay a death benefit as discussed in the "Upon the Death of a Joint Owner" table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
• If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the "Upon the Death of a Sole Owner" table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.

• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1  or 3, payments end.
– Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
– Annuity Option 5, payments end and the Payee may receive a lump sum refund.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
• Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant . Under Annuity Option 4, Annuity Payments to the Payee continue untile either the guaranteed period expires, or when we pay any final lump sum.

•   No death benefit is payable.
•   If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•   If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix A
16

APPENDIX B – HISTORIC RATE SHEET SUPPLEMENTS

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated April 3, 2018
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from April 3, 2018 to April 30, 2018.
Rider rates may be different than those listed below for applications signed on or after May 1, 2018, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after April 30, 2018. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
7%, which is 1.75% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0418
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
17

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated March 6, 2018
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from March 6, 2018 to April 2, 2018.
Rider rates may be different than those listed below for applications signed on or after April 3, 2018, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after April 2, 2018. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
7%, which is 1.75% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0318
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
18

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated February 6, 2018
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from February 6, 2018 to March 5, 2018.
Rider rates may be different than those listed below for applications signed on or after March 6, 2018, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after March 5, 2018. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.
NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0218
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
19

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated January 3, 2018
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from January 3, 2018 to February 5, 2018.
Rider rates may be different than those listed below for applications signed on or after February 6, 2018, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after February 5, 2018. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.
NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0118
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
20

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated December 5, 2017
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from December 5, 2017 to January 2, 2018.
Rider rates may be different than those listed below for applications signed on or after January 3, 2018, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after January 2, 2018. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.
NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-1217
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
21

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated November 7, 2017
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from November 7, 2017 to December 4, 2017.
Rider rates may be different than those listed below for applications signed on or after December 5, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after December 4, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-1117
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
22

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated October 3, 2017
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from October 3, 2017 to November 6, 2017.
Rider rates may be different than those listed below for applications signed on or after November 7, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after November 6, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-1017
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
23

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated September 6, 2017
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from September 6, 2017 to October 2, 2017.
Rider rates may be different than those listed below for applications signed on or after October 3, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after October 2, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0917
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
24

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated August 1, 2017
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from August 1, 2017 to September 5, 2017.
Rider rates may be different than those listed below for applications signed on or after September 6, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after September 5, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0817
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
25

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated July 5, 2017
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from July 5, 2017 to July 31, 2017.
Rider rates may be different than those listed below for applications signed on or after August 1, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after July 31, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0717
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
26

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated June 6, 2017
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from June 6, 2017 to July 4, 2017.
Rider rates may be different than those listed below for applications signed on or after July 5, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after July 4, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0617
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
27

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated May 1, 2017
to the
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from May 1, 2017 to June 5, 2017.
Rider rates may be different than those listed below for applications signed on or after June 6, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after June 5, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: To receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above and received in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60 calendar days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0517
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
28

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated April 4, 2017
to the
Prospectus dated October 17, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated October 17, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from April 4, 2017 to April 30, 2017.
Rider rates may be different than those listed below for applications signed on or after May 1, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after April 30, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0417
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
29

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated March 7, 2017
to the
Prospectus dated October 17, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated October 17, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from March 7, 2017 to April 3, 2017.
Rider rates may be different than those listed below for applications signed on or after April 4, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after April 3, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.
NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0317
 (VSN-400, VSN-159
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
30

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated February 7, 2017
to the
Prospectus dated October 17, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated October 17, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from February 7, 2017 to March 6, 2017.
Rider rates may be different than those listed below for applications signed on or after March 7, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after March 6, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0217
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
31

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated January 3, 2017
to the
Prospectus dated October 17, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated October 17, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from January 3, 2017 to February 6, 2017.
Rider rates may be different than those listed below for applications signed on or after February 7, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after February 6, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments		Younger Covered Person's age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-0117
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
32

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated December 6, 2016
to the
Prospectus dated October 17, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated October 17, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from December 6, 2016 to January 2, 2017.
Rider rates may be different than those listed below for applications signed on or after January 3, 2017, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after January 2, 2017. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.00% 65 – 79 4.50% 80+ 5.50%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.50% 65 – 79 4.00% 80+ 5.00%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-1216
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
33

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated November 1, 2016
to the
Prospectus dated October 17, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated October 17, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from November 1, 2016 to December 5, 2016.
Rider rates may be different than those listed below for applications signed on or after December 6, 2016, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after December 5, 2016. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 3.75% 65 – 79 4.25% 80+ 5.25%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.25% 65 – 79 3.75% 80+ 4.75%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-1116
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
34

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated October 17, 2016
to the
Prospectus dated October 17, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated October 17, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from October 17, 2016 to October 31, 2016.
Rider rates may be different than those listed below for applications signed on or after November 1, 2016, or if you are adding Income Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after October 31, 2016. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 3.75% 65 – 79 4.25% 80+ 5.25%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.25% 65 – 79 3.75% 80+ 4.75%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date increased compared to the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates decreased, you will receive the rider with the increased rates and current rider charge that are available on your Issue Date. However, if any of these rates decreased or if the rider charge increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for Income Protector and we cannot change these rates while Income Protector is in effect.

VSN-1016(v2)
 (VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
35

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated October 4, 2016
to the
Prospectus dated April 25, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 25, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector and Investment Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus or the current Rate Sheet Supplement, please call us at (800) 624-0197 or visit our website at www.allianzlife.com.
This Supplement provides the current Income Protector and Investment Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from October 4, 2016 to October 16, 2016.
Rider rates may be different than those listed below for applications signed on or after October 17, 2016, or if you are adding Income Protector or Investment Protector to a previously issued inforce Contract. The rates and minimum age requirements reflected in this supplement shall remain in effect and will not be superseded until after October 16, 2016. We will publish the rates and minimum age requirements for subsequent periods on our website and on EDGAR at www.sec.gov under File Numbers 333-182987, 333-171427 and 333-139701. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 3.75% 65 – 79 4.25% 80+ 5.25%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.25% 65 – 79 3.75% 80+ 4.75%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

Investment Protector Rider Rates
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date are better than the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates are worse, you will receive the rider with the better rates and current rider charge that are available on your Issue Date. For Income Protector, we consider a rate to be better if it has increased. For Investment Protector, we consider the following changes to be better:  if the rates for the Earliest Anniversary or Subsequent Future Anniversary decreased, or if the rate for the Guarantee Percentage increased. However, if any of these rates are worse or if the rider charge has increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector or Investment Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for your selected benefit and we cannot change these rates while your benefit is in effect.

VSN-1016(v1)
(VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
36

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated September 6, 2016
to the
Prospectus dated April 25, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 25, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector and Investment Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus, please call us at (800) 624-0197.
This Supplement provides the current Income Protector and Investment Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from September 6, 2016 to October 3, 2016.
Rider rates may be different than those listed below for applications signed on or after October 4, 2016, or if you are adding Income Protector or Investment Protector to a previously issued inforce Contract. We are under no obligation to notify you that this Supplement is no longer in effect. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 3.75% 65 – 79 4.25% 80+ 5.25%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.25% 65 – 79 3.75% 80+ 4.75%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

Investment Protector Rider Rates
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date are better than the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates are worse, you will receive the rider with the better rates and current rider charge that are available on your Issue Date. For Income Protector, we consider a rate to be better if it has increased. For Investment Protector, we consider the following changes to be better:  if the rates for the Earliest Anniversary or Subsequent Future Anniversary decreased, or if the rate for the Guarantee Percentage increased. However, if any of these rates are worse or if the rider charge has increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector or Investment Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for your selected benefit and we cannot change these rates while your benefit is in effect.

VSN-0916
(VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
37

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated August 2, 2016
to the
Prospectus dated April 25, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 25, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector and Investment Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus, please call us at (800) 624-0197.
This Supplement provides the current Income Protector and Investment Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from August 2, 2016 to September 5, 2016.
Rider rates may be different than those listed below for applications signed on or after September 6, 2016, or if you are adding Income Protector or Investment Protector to a previously issued inforce Contract. We are under no obligation to notify you that this Supplement is no longer in effect. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

Investment Protector Rider Rates
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date are better than the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates are worse, you will receive the rider with the better rates and current rider charge that are available on your Issue Date. For Income Protector, we consider a rate to be better if it has increased. For Investment Protector, we consider the following changes to be better:  if the rates for the Earliest Anniversary or Subsequent Future Anniversary decreased, or if the rate for the Guarantee Percentage increased. However, if any of these rates are worse or if the rider charge has increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector or Investment Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for your selected benefit and we cannot change these rates while your benefit is in effect.

VSN-0816
(VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
38

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated July 5, 2016
to the
Prospectus dated April 25, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 25, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector and Investment Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus, please call us at (800) 624-0197.
This Supplement provides the current Income Protector and Investment Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from July 5, 2016 to August 1, 2016.
Rider rates may be different than those listed below for applications signed on or after August 2, 2016, or if you are adding Income Protector or Investment Protector to a previously issued inforce Contract. We are under no obligation to notify you that this Supplement is no longer in effect. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

Investment Protector Rider Rates
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date are better than the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates are worse, you will receive the rider with the better rates and current rider charge that are available on your Issue Date. For Income Protector, we consider a rate to be better if it has increased. For Investment Protector, we consider the following changes to be better:  if the rates for the Earliest Anniversary or Subsequent Future Anniversary decreased, or if the rate for the Guarantee Percentage increased. However, if any of these rates are worse or if the rider charge has increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector or Investment Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for your selected benefit and we cannot change these rates while your benefit is in effect.

VSN-0716
(VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
39

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated June 7, 2016
to the
Prospectus dated April 25, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 25, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector and Investment Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus, please call us at (800) 624-0197.
This Supplement provides the current Income Protector and Investment Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from June 7, 2016 to July 4, 2016.
Rider rates may be different than those listed below for applications signed on or after July 5, 2016, or if you are adding Income Protector or Investment Protector to a previously issued inforce Contract. We are under no obligation to notify you that this Supplement is no longer in effect. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

Investment Protector Rider Rates
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date are better than the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates are worse, you will receive the rider with the better rates and current rider charge that are available on your Issue Date. For Income Protector, we consider a rate to be better if it has increased. For Investment Protector, we consider the following changes to be better:  if the rates for the Earliest Anniversary or Subsequent Future Anniversary decreased, or if the rate for the Guarantee Percentage increased. However, if any of these rates are worse or if the rider charge has increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector or Investment Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for your selected benefit and we cannot change these rates while your benefit is in effect.

VSN-0616
(VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
40

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated May 3, 2016
to the
Prospectus dated April 25, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 25, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector and Investment Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus, please call us at (800) 624-0197.
This Supplement provides the current Income Protector and Investment Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from May 3, 2016 to June 6, 2016.
Rider rates may be different than those listed below for applications signed on or after June 7, 2016, or if you are adding Income Protector or Investment Protector to a previously issued inforce Contract. We are under no obligation to notify you that this Supplement is no longer in effect. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

Investment Protector Rider Rates
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date are better than the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates are worse, you will receive the rider with the better rates and current rider charge that are available on your Issue Date. For Income Protector, we consider a rate to be better if it has increased. For Investment Protector, we consider the following changes to be better:  if the rates for the Earliest Anniversary or Subsequent Future Anniversary decreased, or if the rate for the Guarantee Percentage increased. However, if any of these rates are worse or if the rider charge has increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector or Investment Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for your selected benefit and we cannot change these rates while your benefit is in effect.

VSN-0516
(VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
41

ALLIANZ VISIONSM VARIABLE ANNUITY
Issued by
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE ACCOUNT B
Rate Sheet Supplement dated April 25, 2016
to the
Prospectus dated April 25, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 25, 2016 for contracts issued on or prior to April 26, 2013
This Income Protector and Investment Protector Rate Sheet Supplement (this Supplement) should be read and retained with the prospectus for the Allianz Vision Variable Annuity. If you would like another copy of the current prospectus, please call us at (800) 624-0197.
This Supplement provides the current Income Protector and Investment Protector rider rates and replaces and supersedes any previously issued Rate Sheet Supplement(s), and must be used in conjunction with the current effective Allianz Vision Variable Annuity prospectus.
The rider rates below apply to applications signed from April 25, 2016 to May 2, 2016.
Rider rates may be different than those listed below for applications signed on or after May 3, 2016, or if you are adding Income Protector or Investment Protector to a previously issued inforce Contract. We are under no obligation to notify you that this Supplement is no longer in effect. Please work with your Financial Professional or visit www.allianzlife.com/visionrates to confirm the most current rider rates.
Income Protector Rider Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.5% simple interest applied on quarterly anniversaries	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%

NOTE: For this Supplement, the minimum exercise age that Lifetime Plus Payments can begin is age 60.

Investment Protector Rider Rates
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

NOTE:

•
FOR NEWLY ISSUED CONTRACTS: In order for you to receive the rider rates reflected in this Supplement, your application must be signed within the time period stated above, we must receive the application in Good Order within seven calendar days after the end of this time period, and we must also receive the initial Purchase Payment within 60 calendar days after the end of this time period. If these conditions are not met, you will receive the rider rates that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

It is important to note that during the 60-days after the end of the time period stated above, if any of the rider rates that we are currently offering on the Issue Date are better than the rider rates we were offering on the date you signed the application, the rider charge has not increased, and none of these rates are worse, you will receive the rider with the better rates and current rider charge that are available on your Issue Date. For Income Protector, we consider a rate to be better if it has increased. For Investment Protector, we consider the following changes to be better:  if the rates for the Earliest Anniversary or Subsequent Future Anniversary decreased, or if the rate for the Guarantee Percentage increased. However, if any of these rates are worse or if the rider charge has increased, we will issue your Contract with the rider, rates and rider charge that were available on the date you signed your application.
•	FOR INFORCE CONTRACTS: If you are selecting Income Protector or Investment Protector after the Issue Date, you will receive the rider, rates and rider charge available on your Rider Effective Date.
•	On the Rider Effective Date we establish the rates for your selected benefit and we cannot change these rates while your benefit is in effect.

VSN-0416
(VSN-400, VSN-159)
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
42

Income Protector Rate Sheet Prospectus Supplement dated April 27, 2015 to the
Allianz VisionSM Variable Annuity Prospectus dated April 27, 2015 for contracts issued on or prior to April 26, 2013
ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
This Income Protector Rate Sheet Prospectus Supplement (this Supplement) should be read and retained with the prospectus for the Allianz VisionSM variable annuity. If you would like a copy of the current prospectus, please call us at (800) 624-0197, or visit our website at www.allianzlife.com/visionprospectus. You can access this supplement on the EDGAR database on the SEC's website at www.sec.gov. From the SEC's home page, click on the Filings tab and select Company Filings Search. Click on More Options and in the File Number field enter 333-171427. You can find this supplement by reviewing the items labeled 497 in the Filing column on the left side of the screen.
We are issuing this Supplement to provide the current:
•	Annual Increase Percentage,
•	Guarantee Years, and
•	Payment Percentages
that we are currently offering for the Income Protector rider.
The rates below apply to Income Protector riders with a Rider Effective Date that occurs on or after April 27, 2015.
Income Protector Rates
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.5% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
NOTE:
•	The minimum exercise age that Lifetime Plus Payments can begin is age 60.
•	On the Rider Effective Date we establish your Contract's Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.
Investment Protector Rate Sheet Prospectus Supplement dated April 27, 2015 to the
Allianz VisionSM Variable Annuity Prospectus dated April 27, 2015 for contracts issued on or prior to April 26, 2013
ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
This Investment Protector Rate Sheet Prospectus Supplement (this Supplement) should be read and retained with the prospectus for the Allianz VisionSM variable annuity. If you would like a copy of the current prospectus, please call us at (800) 624-0197, or visit our website at www.allianzlife.com/visionprospectus. You can access this supplement on the EDGAR database on the SEC's website at www.sec.gov. From the SEC's home page, click on the Filings tab and select Company Filings Search. Click on More Options and in the File Number field enter 333-171427. You can find this supplement by reviewing the items labeled 497 in the Filing column on the left side of the screen.
We are issuing this Supplement to provide the current:
•	Earliest Anniversary,
•	Future Anniversary, and
•	Guarantee Percentage
that we are currently offering for the Investment Protector rider.
The rates below apply to Investment Protector riders with a Rider Effective Date that occurs on or after April 27, 2015.
Investment Protector Rates
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%
NOTE:  On the Rider Effective Date we establish your Contract's Earliest Anniversary, Future Anniversary, and Guarantee Percentage, and we cannot change these values while your benefit is in effect.
PRO-005-0415
(VSN-159)

Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix B
43

APPENDIX C – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.
This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.
Base Contract and Optional Benefits as follows:	M&E Charge
Quarterly Value Death Benefit	1.70%
Bonus Option	1.70%
Short Withdrawal Charge Option	1.65%
No Withdrawal Charge Option	1.75%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	1.95%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.05%

Base Contract with Lifetime Plus Benefit (available from May 1, 2007 through January 23, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.10%	2.60%
Quarterly Value Death Benefit	single	2.40%	2.90%
Bonus Option	single	2.40%	2.90%
Short Withdrawal Charge Option	single	2.35%	2.85%
No Withdrawal Charge Option	single	2.45%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.70%	3.20%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.65%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.75%	3.25%
Without Optional Benefits	joint	2.25%	2.75%
Quarterly Value Death Benefit	joint	2.55%	3.05%
Bonus Option	joint	2.55%	3.05%
Short Withdrawal Charge Option	joint	2.50%	3.00%
No Withdrawal Charge Option	joint	2.60%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	2.85%	3.35%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.80%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	2.90%	3.40%

Base Contract with Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (both available from January 26, 2009 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.35%	2.60%
Quarterly Value Death Benefit	single	2.65%	2.90%
Bonus Option	single	2.65%	2.90%
Short Withdrawal Charge Option	single	2.60%	2.85%
No Withdrawal Charge Option	single	2.70%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.95%	3.20%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.90%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	3.00%	3.25%
Without Optional Benefits	joint	2.50%	2.75%
Quarterly Value Death Benefit	joint	2.80%	3.05%
Bonus Option	joint	2.80%	3.05%
Short Withdrawal Charge Option	joint	2.75%	3.00%
No Withdrawal Charge Option	joint	2.85%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	3.10%	3.35%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	3.05%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.15%	3.40%

Base Contract with Lifetime Plus II Benefit
(available from November 12, 2007 through January 23, 2009)
or Lifetime Plus 10 Benefit
(available from July 17, 2008 through  January 23, 2009)
and Optional Benefits:
	Payment Type	M&E Charge(1) (before payments begin)	M&E Charge(1) (after payments begin)	M&E Charge(2) (before payments begin)	M&E Charge(2) (after payments begin)
Without Optional Benefits	single	2.20%	2.10%	2.60%	2.50%
Quarterly Value Death Benefit	single	2.50%	2.40%	2.90%	2.80%
Bonus Option	single	2.50%	2.40%	2.90%	2.80%
Short Withdrawal Charge Option	single	2.45%	2.35%	2.85%	2.75%
No Withdrawal Charge Option	single	2.55%	2.45%	2.95%	2.85%
Quarterly Value Death Benefit and Bonus Option	single	2.80%	2.70%	3.20%	3.10%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.75%	2.65%	3.15%	3.05%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.85%	2.75%	3.25%	3.15%
Without Optional Benefits	joint	2.35%	2.25%	2.75%	2.65%
Quarterly Value Death Benefit	joint	2.65%	2.55%	3.05%	2.95%
Bonus Option	joint	2.65%	2.55%	3.05%	2.95%
Short Withdrawal Charge Option	joint	2.60%	2.50%	3.00%	2.90%
No Withdrawal Charge Option	joint	2.70%	2.60%	3.10%	3.00%
Quarterly Value Death Benefit and Bonus Option	joint	2.95%	2.85%	3.35%	3.25%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.90%	2.80%	3.30%	3.20%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.00%	2.90%	3.40%	3.30%
(1)	Had no qualifying event or had a qualifying event, but declined the M&E charge increase.
(2)	Had a qualifying event and accepted the M&E charge increase.
NOTE: A qualifying event is the reset of a Lifetime Benefit's guaranteed value or an automatic annual Lifetime Plus Payment increase that occurred on or after April 29, 2013.

Base Contract with Target Date Retirement Benefit (available from March 17, 2008 through January 23, 2009) and Optional Benefits:	M&E Charge	Base Contract with Target Date 10 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	M&E Charge
Without Optional Benefits	1.80%	Without Optional Benefits	1.95%
Quarterly Value Death Benefit	2.10%	Quarterly Value Death Benefit	2.25%
Bonus Option	2.10%	Bonus Option	2.25%
Short Withdrawal Charge Option	2.05%	Short Withdrawal Charge Option	2.20%
No Withdrawal Charge Option	2.15%	No Withdrawal Charge Option	2.30%
Quarterly Value Death Benefit and Bonus Option	2.40%	Quarterly Value Death Benefit and Bonus Option	2.55%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.35%	Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.50%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.45%	Quarterly Value Death Benefit and No Withdrawal Charge Option	2.60%
(Number of Accumulation Units in thousands)

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Balanced Index Strategy Fund
1.65%
	12/31/2009	N/A	10.030	187
	12/31/2010	10.030	10.901	1560
	12/31/2011	10.901	10.982	2893
	12/31/2012	10.982	11.913	3012
	12/31/2013	11.913	13.233	3068
	12/31/2014	13.233	13.812	2974
	12/31/2015	13.812	13.588	2447
	12/31/2016	13.588	14.268	2248
	12/31/2017	14.268	15.649	2047
1.70%
	12/31/2009	N/A	10.029	144
	12/31/2010	10.029	10.895	1290
	12/31/2011	10.895	10.970	2322
	12/31/2012	10.970	11.894	2383
	12/31/2013	11.894	13.205	2352
	12/31/2014	13.205	13.776	2274
	12/31/2015	13.776	13.546	2155
	12/31/2016	13.546	14.217	1911
	12/31/2017	14.217	15.585	1691
1.75%
	12/31/2009	N/A	10.028	31
	12/31/2010	10.028	10.888	140
	12/31/2011	10.888	10.958	295
	12/31/2012	10.958	11.875	282
	12/31/2013	11.875	13.178	282
	12/31/2014	13.178	13.741	280
	12/31/2015	13.741	13.504	260
	12/31/2016	13.504	14.166	257
	12/31/2017	14.166	15.522	239
1.80%
	12/31/2009	N/A	10.027	1379
	12/31/2010	10.027	10.882	1435
	12/31/2011	10.882	10.946	1549
	12/31/2012	10.946	11.856	1597
	12/31/2013	11.856	13.150	1950
	12/31/2014	13.150	13.705	2045
	12/31/2015	13.705	13.462	2324
	12/31/2016	13.462	14.115	1995
	12/31/2017	14.115	15.458	1843
1.95%
	12/31/2009	N/A	10.024	532
	12/31/2010	10.024	10.863	872
	12/31/2011	10.863	10.910	1404
	12/31/2012	10.910	11.799	1536
	12/31/2013	11.799	13.067	1730
	12/31/2014	13.067	13.599	1870
	12/31/2015	13.599	13.337	1630
	12/31/2016	13.337	13.963	1521
	12/31/2017	13.963	15.270	1423
2.05%
	12/31/2009	N/A	10.022	796
	12/31/2010	10.022	10.850	868
	12/31/2011	10.850	10.886	516
	12/31/2012	10.886	11.762	546
	12/31/2013	11.762	13.013	645
	12/31/2014	13.013	13.528	596
	12/31/2015	13.528	13.255	786
	12/31/2016	13.255	13.863	759
	12/31/2017	13.863	15.145	653
2.10%
	12/31/2009	N/A	10.021	820
	12/31/2010	10.021	10.843	1066
	12/31/2011	10.843	10.874	1252
	12/31/2012	10.874	11.743	1930
	12/31/2013	11.743	12.986	2249
	12/31/2014	12.986	13.493	2465
	12/31/2015	13.493	13.214	3229
	12/31/2016	13.214	13.813	3492
	12/31/2017	13.813	15.083	3482
2.15%
	12/31/2009	N/A	10.020	79
	12/31/2010	10.020	10.837	49
	12/31/2011	10.837	10.862	47
	12/31/2012	10.862	11.724	52
	12/31/2013	11.724	12.958	66
	12/31/2014	12.958	13.458	69
	12/31/2015	13.458	13.173	58
	12/31/2016	13.173	13.764	48
	12/31/2017	13.764	15.021	37
2.20%
	12/31/2009	N/A	10.019	497
	12/31/2010	10.019	10.830	481
	12/31/2011	10.830	10.850	472
	12/31/2012	10.850	11.705	441
	12/31/2013	11.705	12.931	464
	12/31/2014	12.931	13.423	467
	12/31/2015	13.423	13.132	556
	12/31/2016	13.132	13.714	546
	12/31/2017	13.714	14.960	546
2.25%
	12/31/2009	N/A	10.018	317
	12/31/2010	10.018	10.824	298
	12/31/2011	10.824	10.839	295
	12/31/2012	10.839	11.687	298
	12/31/2013	11.687	12.904	325
	12/31/2014	12.904	13.388	325
	12/31/2015	13.388	13.092	366
	12/31/2016	13.092	13.665	357
	12/31/2017	13.665	14.899	381
2.30%
	12/31/2009	N/A	10.017	11
	12/31/2010	10.017	10.817	14
	12/31/2011	10.817	10.827	16
	12/31/2012	10.827	11.668	13
	12/31/2013	11.668	12.877	12
	12/31/2014	12.877	13.354	16
	12/31/2015	13.354	13.051	23
	12/31/2016	13.051	13.616	19
	12/31/2017	13.616	14.838	16
2.35%
	12/31/2009	N/A	10.016	1477
	12/31/2010	10.016	10.811	1438
	12/31/2011	10.811	10.815	1529
	12/31/2012	10.815	11.649	1501
	12/31/2013	11.649	12.850	1438
	12/31/2014	12.850	13.319	1380
	12/31/2015	13.319	13.011	1324
	12/31/2016	13.011	13.567	1250
	12/31/2017	13.567	14.777	1145
2.40%
	12/31/2009	N/A	10.015	183
	12/31/2010	10.015	10.804	271
	12/31/2011	10.804	10.803	323
	12/31/2012	10.803	11.631	347
	12/31/2013	11.631	12.823	352
	12/31/2014	12.823	13.284	427
	12/31/2015	13.284	12.971	411
	12/31/2016	12.971	13.518	598
	12/31/2017	13.518	14.717	419
2.45%
	12/31/2009	N/A	10.014	190
	12/31/2010	10.014	10.798	210
	12/31/2011	10.798	10.791	203
	12/31/2012	10.791	11.612	202
	12/31/2013	11.612	12.796	212
	12/31/2014	12.796	13.250	166
	12/31/2015	13.250	12.931	215
	12/31/2016	12.931	13.470	221
	12/31/2017	13.470	14.657	161
2.50%
	12/31/2009	N/A	10.013	1439
	12/31/2010	10.013	10.792	1483
	12/31/2011	10.792	10.779	1457
	12/31/2012	10.779	11.594	1389
	12/31/2013	11.594	12.769	1182
	12/31/2014	12.769	13.216	1096
	12/31/2015	13.216	12.891	1114
	12/31/2016	12.891	13.421	924
	12/31/2017	13.421	14.597	881
2.55%
	12/31/2009	N/A	10.013	142
	12/31/2010	10.013	10.785	124
	12/31/2011	10.785	10.768	112
	12/31/2012	10.768	11.575	119
	12/31/2013	11.575	12.743	143
	12/31/2014	12.743	13.181	182
	12/31/2015	13.181	12.851	132
	12/31/2016	12.851	13.373	143
	12/31/2017	13.373	14.537	129
2.60%
	12/31/2009	N/A	10.012	456
	12/31/2010	10.012	10.779	484
	12/31/2011	10.779	10.756	406
	12/31/2012	10.756	11.557	348
	12/31/2013	11.557	12.716	404
	12/31/2014	12.716	13.147	481
	12/31/2015	13.147	12.811	516
	12/31/2016	12.811	13.325	506
	12/31/2017	13.325	14.478	502
2.65%
	12/31/2009	N/A	10.011	687
	12/31/2010	10.011	10.772	644
	12/31/2011	10.772	10.744	638
	12/31/2012	10.744	11.538	596
	12/31/2013	11.538	12.689	555
	12/31/2014	12.689	13.113	541
	12/31/2015	13.113	12.771	476
	12/31/2016	12.771	13.277	500
	12/31/2017	13.277	14.418	426
2.70%
	12/31/2009	N/A	10.010	59
	12/31/2010	10.010	10.766	59
	12/31/2011	10.766	10.732	51
	12/31/2012	10.732	11.520	49
	12/31/2013	11.520	12.663	75
	12/31/2014	12.663	13.079	64
	12/31/2015	13.079	12.732	59
	12/31/2016	12.732	13.230	61
	12/31/2017	13.230	14.360	54
2.75%
	12/31/2009	N/A	10.009	413
	12/31/2010	10.009	10.759	436
	12/31/2011	10.759	10.721	337
	12/31/2012	10.721	11.501	315
	12/31/2013	11.501	12.636	265
	12/31/2014	12.636	13.045	351
	12/31/2015	13.045	12.692	326
	12/31/2016	12.692	13.182	451
	12/31/2017	13.182	14.301	442
2.80%
	12/31/2009	N/A	10.008	263
	12/31/2010	10.008	10.753	258
	12/31/2011	10.753	10.709	247
	12/31/2012	10.709	11.483	252
	12/31/2013	11.483	12.610	264
	12/31/2014	12.610	13.011	228
	12/31/2015	13.011	12.653	201
	12/31/2016	12.653	13.135	195
	12/31/2017	13.135	14.242	178
2.85%
	12/31/2009	N/A	10.007	72
	12/31/2010	10.007	10.747	78
	12/31/2011	10.747	10.697	74
	12/31/2012	10.697	11.465	74
	12/31/2013	11.465	12.583	96
	12/31/2014	12.583	12.977	72
	12/31/2015	12.977	12.614	71
	12/31/2016	12.614	13.088	73
	12/31/2017	13.088	14.184	78
2.90%
	12/31/2009	N/A	10.006	145
	12/31/2010	10.006	10.740	149
	12/31/2011	10.740	10.685	117
	12/31/2012	10.685	11.446	117
	12/31/2013	11.446	12.557	154
	12/31/2014	12.557	12.944	174
	12/31/2015	12.944	12.575	188
	12/31/2016	12.575	13.041	166
	12/31/2017	13.041	14.126	168
2.95%
	12/31/2009	N/A	10.005	269
	12/31/2010	10.005	10.734	255
	12/31/2011	10.734	10.674	208
	12/31/2012	10.674	11.428	189
	12/31/2013	11.428	12.531	184
	12/31/2014	12.531	12.910	136
	12/31/2015	12.910	12.536	127
	12/31/2016	12.536	12.994	101
	12/31/2017	12.994	14.068	59
3.00%
	12/31/2009	N/A	10.004	4
	12/31/2010	10.004	10.727	4
	12/31/2011	10.727	10.662	4
	12/31/2012	10.662	11.410	6
	12/31/2013	11.410	12.504	9
	12/31/2014	12.504	12.877	35
	12/31/2015	12.877	12.497	50
	12/31/2016	12.497	12.947	72
	12/31/2017	12.947	14.011	62
3.05%
	12/31/2009	N/A	10.003	72
	12/31/2010	10.003	10.721	85
	12/31/2011	10.721	10.650	67
	12/31/2012	10.650	11.392	82
	12/31/2013	11.392	12.478	73
	12/31/2014	12.478	12.843	79
	12/31/2015	12.843	12.459	94
	12/31/2016	12.459	12.901	95
	12/31/2017	12.901	13.954	158
3.10%
	12/31/2009	N/A	10.002	17
	12/31/2010	10.002	10.715	18
	12/31/2011	10.715	10.639	12
	12/31/2012	10.639	11.374	10
	12/31/2013	11.374	12.452	15
	12/31/2014	12.452	12.810	22
	12/31/2015	12.810	12.420	18
	12/31/2016	12.420	12.854	17
	12/31/2017	12.854	13.897	11
3.15%
	12/31/2009	N/A	10.001	0
	12/31/2010	10.001	10.708	0
	12/31/2011	10.708	10.627	0
	12/31/2012	10.627	11.355	0
	12/31/2013	11.355	12.426	3
	12/31/2014	12.426	12.777	12
	12/31/2015	12.777	12.382	13
	12/31/2016	12.382	12.808	20
	12/31/2017	12.808	13.840	18
3.20%
	12/31/2013	N/A	13.937	2
	12/31/2014	13.937	14.323	9
	12/31/2015	14.323	13.874	6
	12/31/2016	13.874	14.344	11
	12/31/2017	14.344	15.492	11
3.25%
	12/31/2013	N/A	13.906	0
	12/31/2014	13.906	14.284	0
	12/31/2015	14.284	13.829	0
	12/31/2016	13.829	14.291	0
	12/31/2017	14.291	15.426	0
3.30%
	12/31/2013	N/A	12.348	0
	12/31/2014	12.348	12.678	1
	12/31/2015	12.678	12.267	0
	12/31/2016	12.267	12.671	0
	12/31/2017	12.671	13.671	0
3.35%
	12/31/2013	N/A	13.843	0
	12/31/2014	13.843	14.206	0
	12/31/2015	14.206	13.739	1
	12/31/2016	13.739	14.184	2
	12/31/2017	14.184	15.296	2
3.40%
	12/31/2013	N/A	13.812	0
	12/31/2014	13.812	14.167	0
	12/31/2015	14.167	13.694	0
	12/31/2016	13.694	14.131	0
	12/31/2017	14.131	15.231	0
AZL DFA Five-Year Global Fixed Income Fund
1.65%
	12/31/2017	N/A	9.802	17
1.70%
	12/31/2017	N/A	9.788	8
1.75%
	12/31/2017	N/A	9.775	0
1.80%
	12/31/2017	N/A	9.762	0
1.95%
	12/31/2017	N/A	9.723	0
2.05%
	12/31/2017	N/A	9.697	0
2.10%
	12/31/2017	N/A	9.684	10
2.15%
	12/31/2017	N/A	9.671	0
2.20%
	12/31/2017	N/A	9.658	0
2.25%
	12/31/2017	N/A	9.645	0
2.30%
	12/31/2017	N/A	9.632	0
2.35%
	12/31/2017	N/A	9.619	3
2.40%
	12/31/2017	N/A	9.606	0
2.45%
	12/31/2017	N/A	9.593	0
2.50%
	12/31/2017	N/A	9.580	1
2.55%
	12/31/2017	N/A	9.568	0
2.60%
	12/31/2017	N/A	9.555	0
2.65%
	12/31/2017	N/A	9.542	0
2.70%
	12/31/2017	N/A	9.529	0
2.75%
	12/31/2017	N/A	9.516	0
2.80%
	12/31/2017	N/A	9.504	0
2.85%
	12/31/2017	N/A	9.491	0
2.90%
	12/31/2017	N/A	9.478	0
2.95%
	12/31/2017	N/A	9.465	0
3.00%
	12/31/2017	N/A	9.453	0
3.05%
	12/31/2017	N/A	9.440	0
3.10%
	12/31/2017	N/A	9.427	0
3.15%
	12/31/2017	N/A	9.415	0
3.20%
	12/31/2017	N/A	9.402	0
3.25%
	12/31/2017	N/A	9.389	0
3.30%
	12/31/2017	N/A	9.377	0
3.35%
	12/31/2017	N/A	9.364	0
3.40%
	12/31/2017	N/A	9.352	0
AZL DFA Multi-Strategy Fund
1.65%
	12/31/2009	N/A	10.062	125
	12/31/2010	10.062	11.225	3759
	12/31/2011	11.225	11.043	10850
	12/31/2012	11.043	12.309	11953
	12/31/2013	12.309	14.659	13656
	12/31/2014	14.659	15.360	13218
	12/31/2015	15.360	15.008	10221
	12/31/2016	15.008	16.139	8736
	12/31/2017	16.139	17.890	7833
1.70%
	12/31/2009	N/A	10.061	403
	12/31/2010	10.061	11.219	3267
	12/31/2011	11.219	11.031	7257
	12/31/2012	11.031	12.289	7750
	12/31/2013	12.289	14.628	8641
	12/31/2014	14.628	15.320	8646
	12/31/2015	15.320	14.961	7818
	12/31/2016	14.961	16.081	6887
	12/31/2017	16.081	17.817	6146
1.75%
	12/31/2009	N/A	10.060	25
	12/31/2010	10.060	11.212	141
	12/31/2011	11.212	11.019	467
	12/31/2012	11.019	12.270	478
	12/31/2013	12.270	14.598	493
	12/31/2014	14.598	15.281	574
	12/31/2015	15.281	14.915	409
	12/31/2016	14.915	16.023	329
	12/31/2017	16.023	17.744	292
1.80%
	12/31/2009	N/A	10.059	319
	12/31/2010	10.059	11.205	311
	12/31/2011	11.205	11.007	328
	12/31/2012	11.007	12.250	306
	12/31/2013	12.250	14.567	286
	12/31/2014	14.567	15.241	256
	12/31/2015	15.241	14.869	185
	12/31/2016	14.869	15.965	127
	12/31/2017	15.965	17.671	75
1.95%
	12/31/2009	N/A	10.056	162
	12/31/2010	10.056	11.185	1610
	12/31/2011	11.185	10.971	3956
	12/31/2012	10.971	12.192	4525
	12/31/2013	12.192	14.476	4929
	12/31/2014	14.476	15.123	5078
	12/31/2015	15.123	14.731	3957
	12/31/2016	14.731	15.794	3517
	12/31/2017	15.794	17.455	3159
2.05%
	12/31/2009	N/A	10.054	112
	12/31/2010	10.054	11.172	174
	12/31/2011	11.172	10.947	220
	12/31/2012	10.947	12.153	219
	12/31/2013	12.153	14.415	235
	12/31/2014	14.415	15.044	228
	12/31/2015	15.044	14.640	127
	12/31/2016	14.640	15.681	122
	12/31/2017	15.681	17.313	120
2.10%
	12/31/2009	N/A	10.053	1084
	12/31/2010	10.053	11.165	1051
	12/31/2011	11.165	10.935	1006
	12/31/2012	10.935	12.133	999
	12/31/2013	12.133	14.385	949
	12/31/2014	14.385	15.005	907
	12/31/2015	15.005	14.595	941
	12/31/2016	14.595	15.624	793
	12/31/2017	15.624	17.242	748
2.15%
	12/31/2009	N/A	10.052	2
	12/31/2010	10.052	11.159	2
	12/31/2011	11.159	10.923	4
	12/31/2012	10.923	12.114	4
	12/31/2013	12.114	14.355	3
	12/31/2014	14.355	14.966	3
	12/31/2015	14.966	14.550	1
	12/31/2016	14.550	15.568	2
	12/31/2017	15.568	17.172	1
2.20%
	12/31/2009	N/A	10.051	1533
	12/31/2010	10.051	11.152	1475
	12/31/2011	11.152	10.911	1428
	12/31/2012	10.911	12.095	1422
	12/31/2013	12.095	14.325	1427
	12/31/2014	14.325	14.928	1400
	12/31/2015	14.928	14.505	1429
	12/31/2016	14.505	15.512	1232
	12/31/2017	15.512	17.101	1171
2.25%
	12/31/2009	N/A	10.050	600
	12/31/2010	10.050	11.145	661
	12/31/2011	11.145	10.899	690
	12/31/2012	10.899	12.075	722
	12/31/2013	12.075	14.295	759
	12/31/2014	14.295	14.889	674
	12/31/2015	14.889	14.460	545
	12/31/2016	14.460	15.457	550
	12/31/2017	15.457	17.032	463
2.30%
	12/31/2009	N/A	10.049	2
	12/31/2010	10.049	11.139	2
	12/31/2011	11.139	10.887	2
	12/31/2012	10.887	12.056	1
	12/31/2013	12.056	14.265	1
	12/31/2014	14.265	14.850	0
	12/31/2015	14.850	14.415	0
	12/31/2016	14.415	15.401	3
	12/31/2017	15.401	16.962	0
2.35%
	12/31/2009	N/A	10.048	1824
	12/31/2010	10.048	11.132	2114
	12/31/2011	11.132	10.875	2090
	12/31/2012	10.875	12.037	2179
	12/31/2013	12.037	14.235	2518
	12/31/2014	14.235	14.812	2668
	12/31/2015	14.812	14.371	2741
	12/31/2016	14.371	15.346	2269
	12/31/2017	15.346	16.893	2124
2.40%
	12/31/2009	N/A	10.047	568
	12/31/2010	10.047	11.125	554
	12/31/2011	11.125	10.863	524
	12/31/2012	10.863	12.018	536
	12/31/2013	12.018	14.205	463
	12/31/2014	14.205	14.773	455
	12/31/2015	14.773	14.326	436
	12/31/2016	14.326	15.291	455
	12/31/2017	15.291	16.824	419
2.45%
	12/31/2009	N/A	10.046	700
	12/31/2010	10.046	11.119	689
	12/31/2011	11.119	10.851	656
	12/31/2012	10.851	11.998	639
	12/31/2013	11.998	14.175	628
	12/31/2014	14.175	14.735	617
	12/31/2015	14.735	14.282	553
	12/31/2016	14.282	15.236	497
	12/31/2017	15.236	16.755	502
2.50%
	12/31/2009	N/A	10.045	1398
	12/31/2010	10.045	11.112	1601
	12/31/2011	11.112	10.840	1894
	12/31/2012	10.840	11.979	2385
	12/31/2013	11.979	14.146	2718
	12/31/2014	14.146	14.697	3055
	12/31/2015	14.697	14.238	2950
	12/31/2016	14.238	15.181	2819
	12/31/2017	15.181	16.686	2660
2.55%
	12/31/2009	N/A	10.045	286
	12/31/2010	10.045	11.105	370
	12/31/2011	11.105	10.828	336
	12/31/2012	10.828	11.960	325
	12/31/2013	11.960	14.116	301
	12/31/2014	14.116	14.659	337
	12/31/2015	14.659	14.194	263
	12/31/2016	14.194	15.127	236
	12/31/2017	15.127	16.618	245
2.60%
	12/31/2009	N/A	10.044	644
	12/31/2010	10.044	11.099	711
	12/31/2011	11.099	10.816	827
	12/31/2012	10.816	11.941	759
	12/31/2013	11.941	14.086	965
	12/31/2014	14.086	14.621	1109
	12/31/2015	14.621	14.150	1076
	12/31/2016	14.150	15.072	1021
	12/31/2017	15.072	16.550	1169
2.65%
	12/31/2009	N/A	10.043	989
	12/31/2010	10.043	11.092	1056
	12/31/2011	11.092	10.804	1085
	12/31/2012	10.804	11.922	1118
	12/31/2013	11.922	14.057	1218
	12/31/2014	14.057	14.583	1330
	12/31/2015	14.583	14.106	1112
	12/31/2016	14.106	15.018	1015
	12/31/2017	15.018	16.482	989
2.70%
	12/31/2009	N/A	10.042	246
	12/31/2010	10.042	11.086	265
	12/31/2011	11.086	10.792	248
	12/31/2012	10.792	11.903	252
	12/31/2013	11.903	14.027	246
	12/31/2014	14.027	14.545	232
	12/31/2015	14.545	14.063	247
	12/31/2016	14.063	14.964	221
	12/31/2017	14.964	16.415	175
2.75%
	12/31/2009	N/A	10.041	186
	12/31/2010	10.041	11.079	262
	12/31/2011	11.079	10.780	455
	12/31/2012	10.780	11.884	503
	12/31/2013	11.884	13.998	657
	12/31/2014	13.998	14.507	796
	12/31/2015	14.507	14.019	844
	12/31/2016	14.019	14.911	889
	12/31/2017	14.911	16.348	828
2.80%
	12/31/2009	N/A	10.040	311
	12/31/2010	10.040	11.072	268
	12/31/2011	11.072	10.769	297
	12/31/2012	10.769	11.865	290
	12/31/2013	11.865	13.969	410
	12/31/2014	13.969	14.469	532
	12/31/2015	14.469	13.976	441
	12/31/2016	13.976	14.857	424
	12/31/2017	14.857	16.281	358
2.85%
	12/31/2009	N/A	10.039	199
	12/31/2010	10.039	11.066	198
	12/31/2011	11.066	10.757	207
	12/31/2012	10.757	11.846	201
	12/31/2013	11.846	13.939	192
	12/31/2014	13.939	14.432	256
	12/31/2015	14.432	13.933	248
	12/31/2016	13.933	14.804	235
	12/31/2017	14.804	16.215	248
2.90%
	12/31/2009	N/A	10.038	185
	12/31/2010	10.038	11.059	192
	12/31/2011	11.059	10.745	219
	12/31/2012	10.745	11.827	216
	12/31/2013	11.827	13.910	423
	12/31/2014	13.910	14.394	466
	12/31/2015	14.394	13.889	362
	12/31/2016	13.889	14.750	324
	12/31/2017	14.750	16.148	344
2.95%
	12/31/2009	N/A	10.037	176
	12/31/2010	10.037	11.053	164
	12/31/2011	11.053	10.733	194
	12/31/2012	10.733	11.808	201
	12/31/2013	11.808	13.881	200
	12/31/2014	13.881	14.357	304
	12/31/2015	14.357	13.846	271
	12/31/2016	13.846	14.697	249
	12/31/2017	14.697	16.082	236
3.00%
	12/31/2009	N/A	10.036	3
	12/31/2010	10.036	11.046	3
	12/31/2011	11.046	10.722	3
	12/31/2012	10.722	11.789	11
	12/31/2013	11.789	13.852	32
	12/31/2014	13.852	14.320	83
	12/31/2015	14.320	13.804	92
	12/31/2016	13.804	14.645	63
	12/31/2017	14.645	16.017	78
3.05%
	12/31/2009	N/A	10.035	14
	12/31/2010	10.035	11.039	14
	12/31/2011	11.039	10.710	50
	12/31/2012	10.710	11.771	60
	12/31/2013	11.771	13.823	241
	12/31/2014	13.823	14.283	233
	12/31/2015	14.283	13.761	219
	12/31/2016	13.761	14.592	262
	12/31/2017	14.592	15.951	244
3.10%
	12/31/2009	N/A	10.034	1
	12/31/2010	10.034	11.033	101
	12/31/2011	11.033	10.698	50
	12/31/2012	10.698	11.752	51
	12/31/2013	11.752	13.794	44
	12/31/2014	13.794	14.246	40
	12/31/2015	14.246	13.718	43
	12/31/2016	13.718	14.540	40
	12/31/2017	14.540	15.886	38
3.15%
	12/31/2009	N/A	10.033	0
	12/31/2010	10.033	11.026	0
	12/31/2011	11.026	10.686	0
	12/31/2012	10.686	11.733	3
	12/31/2013	11.733	13.765	48
	12/31/2014	13.765	14.209	76
	12/31/2015	14.209	13.676	80
	12/31/2016	13.676	14.487	109
	12/31/2017	14.487	15.821	118
3.20%
	12/31/2013	N/A	15.970	1
	12/31/2014	15.970	16.477	16
	12/31/2015	16.477	15.851	12
	12/31/2016	15.851	16.783	23
	12/31/2017	16.783	18.319	33
3.25%
	12/31/2013	N/A	15.934	0
	12/31/2014	15.934	16.431	0
	12/31/2015	16.431	15.799	2
	12/31/2016	15.799	16.720	2
	12/31/2017	16.720	18.241	2
3.30%
	12/31/2013	N/A	13.679	0
	12/31/2014	13.679	14.098	20
	12/31/2015	14.098	13.549	21
	12/31/2016	13.549	14.332	20
	12/31/2017	14.332	15.628	38
3.35%
	12/31/2013	N/A	15.863	0
	12/31/2014	15.863	16.341	0
	12/31/2015	16.341	15.697	13
	12/31/2016	15.697	16.595	1
	12/31/2017	16.595	18.087	1
3.40%
	12/31/2013	N/A	15.827	0
	12/31/2014	15.827	16.296	0
	12/31/2015	16.296	15.646	0
	12/31/2016	15.646	16.533	0
	12/31/2017	16.533	18.010	0
AZL Enhanced Bond Index Fund
1.65%
	12/31/2014	N/A	11.135	8
	12/31/2015	11.135	10.979	38
	12/31/2016	10.979	11.045	71
	12/31/2017	11.045	11.192	63
1.70%
	12/31/2014	N/A	11.105	30
	12/31/2015	11.105	10.943	71
	12/31/2016	10.943	11.004	189
	12/31/2017	11.004	11.144	147
1.75%
	12/31/2014	N/A	11.074	0
	12/31/2015	11.074	10.908	0
	12/31/2016	10.908	10.963	3
	12/31/2017	10.963	11.097	2
1.95%
	12/31/2014	N/A	10.954	2
	12/31/2015	10.954	10.767	5
	12/31/2016	10.767	10.800	17
	12/31/2017	10.800	10.911	16
2.05%
	12/31/2014	N/A	10.894	0
	12/31/2015	10.894	10.698	3
	12/31/2016	10.698	10.720	2
	12/31/2017	10.720	10.818	0
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.65%
	12/31/2009	N/A	10.213	136
	12/31/2010	10.213	11.052	2484
	12/31/2011	11.052	10.673	4919
	12/31/2012	10.673	12.049	5036
	12/31/2013	12.049	13.999	5562
	12/31/2014	13.999	14.064	5090
	12/31/2015	14.064	13.079	4218
	12/31/2016	13.079	13.703	3229
	12/31/2017	13.703	14.978	2772
1.70%
	12/31/2009	N/A	10.212	125
	12/31/2010	10.212	11.046	2245
	12/31/2011	11.046	10.661	4245
	12/31/2012	10.661	12.029	4262
	12/31/2013	12.029	13.970	4834
	12/31/2014	13.970	14.028	4418
	12/31/2015	14.028	13.038	3985
	12/31/2016	13.038	13.654	3400
	12/31/2017	13.654	14.917	3026
1.75%
	12/31/2009	N/A	10.211	18
	12/31/2010	10.211	11.039	150
	12/31/2011	11.039	10.649	245
	12/31/2012	10.649	12.010	236
	12/31/2013	12.010	13.940	227
	12/31/2014	13.940	13.992	216
	12/31/2015	13.992	12.998	177
	12/31/2016	12.998	13.605	151
	12/31/2017	13.605	14.856	125
1.80%
	12/31/2009	N/A	10.210	1
	12/31/2010	10.210	11.033	7
	12/31/2011	11.033	10.638	12
	12/31/2012	10.638	11.991	41
	12/31/2013	11.991	13.911	43
	12/31/2014	13.911	13.955	44
	12/31/2015	13.955	12.958	37
	12/31/2016	12.958	13.556	22
	12/31/2017	13.556	14.795	21
1.95%
	12/31/2009	N/A	10.207	29
	12/31/2010	10.207	11.013	772
	12/31/2011	11.013	10.603	1689
	12/31/2012	10.603	11.934	1921
	12/31/2013	11.934	13.824	2071
	12/31/2014	13.824	13.847	1656
	12/31/2015	13.847	12.838	1551
	12/31/2016	12.838	13.411	1248
	12/31/2017	13.411	14.614	1114
2.05%
	12/31/2009	N/A	10.205	0
	12/31/2010	10.205	11.000	35
	12/31/2011	11.000	10.580	146
	12/31/2012	10.580	11.896	149
	12/31/2013	11.896	13.766	131
	12/31/2014	13.766	13.775	91
	12/31/2015	13.775	12.758	87
	12/31/2016	12.758	13.314	78
	12/31/2017	13.314	14.495	60
2.10%
	12/31/2009	N/A	10.204	0
	12/31/2010	10.204	10.993	23
	12/31/2011	10.993	10.568	50
	12/31/2012	10.568	11.877	89
	12/31/2013	11.877	13.737	131
	12/31/2014	13.737	13.739	168
	12/31/2015	13.739	12.719	182
	12/31/2016	12.719	13.267	153
	12/31/2017	13.267	14.436	95
2.15%
	12/31/2009	N/A	10.203	0
	12/31/2010	10.203	10.987	3
	12/31/2011	10.987	10.556	5
	12/31/2012	10.556	11.858	6
	12/31/2013	11.858	13.708	4
	12/31/2014	13.708	13.704	3
	12/31/2015	13.704	12.680	2
	12/31/2016	12.680	13.219	2
	12/31/2017	13.219	14.377	2
2.20%
	12/31/2009	N/A	10.202	1
	12/31/2010	10.202	10.980	43
	12/31/2011	10.980	10.545	47
	12/31/2012	10.545	11.839	94
	12/31/2013	11.839	13.680	214
	12/31/2014	13.680	13.668	275
	12/31/2015	13.668	12.640	266
	12/31/2016	12.640	13.172	231
	12/31/2017	13.172	14.318	226
2.25%
	12/31/2009	N/A	10.201	2
	12/31/2010	10.201	10.974	24
	12/31/2011	10.974	10.533	42
	12/31/2012	10.533	11.820	93
	12/31/2013	11.820	13.651	97
	12/31/2014	13.651	13.633	103
	12/31/2015	13.633	12.601	120
	12/31/2016	12.601	13.124	128
	12/31/2017	13.124	14.259	148
2.30%
	12/31/2009	N/A	10.200	0
	12/31/2010	10.200	10.967	0
	12/31/2011	10.967	10.522	0
	12/31/2012	10.522	11.801	0
	12/31/2013	11.801	13.622	0
	12/31/2014	13.622	13.597	0
	12/31/2015	13.597	12.562	0
	12/31/2016	12.562	13.077	0
	12/31/2017	13.077	14.201	0
2.35%
	12/31/2009	N/A	10.199	8
	12/31/2010	10.199	10.961	202
	12/31/2011	10.961	10.510	333
	12/31/2012	10.510	11.782	516
	12/31/2013	11.782	13.594	725
	12/31/2014	13.594	13.562	783
	12/31/2015	13.562	12.523	712
	12/31/2016	12.523	13.030	671
	12/31/2017	13.030	14.143	577
2.40%
	12/31/2009	N/A	10.198	2
	12/31/2010	10.198	10.954	319
	12/31/2011	10.954	10.499	20
	12/31/2012	10.499	11.763	42
	12/31/2013	11.763	13.565	78
	12/31/2014	13.565	13.527	96
	12/31/2015	13.527	12.485	102
	12/31/2016	12.485	12.983	73
	12/31/2017	12.983	14.085	49
2.45%
	12/31/2009	N/A	10.197	130
	12/31/2010	10.197	10.948	150
	12/31/2011	10.948	10.487	158
	12/31/2012	10.487	11.745	168
	12/31/2013	11.745	13.537	189
	12/31/2014	13.537	13.492	198
	12/31/2015	13.492	12.446	201
	12/31/2016	12.446	12.937	195
	12/31/2017	12.937	14.028	185
2.50%
	12/31/2009	N/A	10.196	29
	12/31/2010	10.196	10.941	272
	12/31/2011	10.941	10.476	362
	12/31/2012	10.476	11.726	397
	12/31/2013	11.726	13.509	697
	12/31/2014	13.509	13.457	705
	12/31/2015	13.457	12.408	600
	12/31/2016	12.408	12.890	486
	12/31/2017	12.890	13.970	419
2.55%
	12/31/2009	N/A	10.195	6
	12/31/2010	10.195	10.935	4
	12/31/2011	10.935	10.464	29
	12/31/2012	10.464	11.707	27
	12/31/2013	11.707	13.480	39
	12/31/2014	13.480	13.422	60
	12/31/2015	13.422	12.369	59
	12/31/2016	12.369	12.844	53
	12/31/2017	12.844	13.913	49
2.60%
	12/31/2009	N/A	10.194	0
	12/31/2010	10.194	10.928	44
	12/31/2011	10.928	10.453	83
	12/31/2012	10.453	11.688	99
	12/31/2013	11.688	13.452	225
	12/31/2014	13.452	13.387	301
	12/31/2015	13.387	12.331	297
	12/31/2016	12.331	12.798	263
	12/31/2017	12.798	13.856	256
2.65%
	12/31/2009	N/A	10.193	7
	12/31/2010	10.193	10.922	140
	12/31/2011	10.922	10.442	210
	12/31/2012	10.442	11.670	237
	12/31/2013	11.670	13.424	305
	12/31/2014	13.424	13.352	360
	12/31/2015	13.352	12.293	351
	12/31/2016	12.293	12.752	313
	12/31/2017	12.752	13.800	278
2.70%
	12/31/2009	N/A	10.192	0
	12/31/2010	10.192	10.915	33
	12/31/2011	10.915	10.430	38
	12/31/2012	10.430	11.651	47
	12/31/2013	11.651	13.396	83
	12/31/2014	13.396	13.318	111
	12/31/2015	13.318	12.255	114
	12/31/2016	12.255	12.706	49
	12/31/2017	12.706	13.743	32
2.75%
	12/31/2009	N/A	10.191	5
	12/31/2010	10.191	10.909	38
	12/31/2011	10.909	10.419	128
	12/31/2012	10.419	11.632	161
	12/31/2013	11.632	13.368	234
	12/31/2014	13.368	13.283	331
	12/31/2015	13.283	12.217	248
	12/31/2016	12.217	12.660	215
	12/31/2017	12.660	13.687	199
2.80%
	12/31/2009	N/A	10.190	7
	12/31/2010	10.190	10.902	80
	12/31/2011	10.902	10.407	123
	12/31/2012	10.407	11.614	120
	12/31/2013	11.614	13.340	250
	12/31/2014	13.340	13.249	296
	12/31/2015	13.249	12.179	326
	12/31/2016	12.179	12.615	218
	12/31/2017	12.615	13.631	145
2.85%
	12/31/2009	N/A	10.189	0
	12/31/2010	10.189	10.896	4
	12/31/2011	10.896	10.396	7
	12/31/2012	10.396	11.595	17
	12/31/2013	11.595	13.312	13
	12/31/2014	13.312	13.214	46
	12/31/2015	13.214	12.141	45
	12/31/2016	12.141	12.570	38
	12/31/2017	12.570	13.575	22
2.90%
	12/31/2009	N/A	10.189	5
	12/31/2010	10.189	10.889	113
	12/31/2011	10.889	10.385	91
	12/31/2012	10.385	11.577	86
	12/31/2013	11.577	13.284	116
	12/31/2014	13.284	13.180	155
	12/31/2015	13.180	12.104	246
	12/31/2016	12.104	12.525	161
	12/31/2017	12.525	13.520	186
2.95%
	12/31/2009	N/A	10.188	1
	12/31/2010	10.188	10.883	60
	12/31/2011	10.883	10.373	66
	12/31/2012	10.373	11.558	61
	12/31/2013	11.558	13.256	60
	12/31/2014	13.256	13.146	62
	12/31/2015	13.146	12.066	254
	12/31/2016	12.066	12.480	49
	12/31/2017	12.480	13.465	33
3.00%
	12/31/2009	N/A	10.187	0
	12/31/2010	10.187	10.876	2
	12/31/2011	10.876	10.362	2
	12/31/2012	10.362	11.540	6
	12/31/2013	11.540	13.228	3
	12/31/2014	13.228	13.112	7
	12/31/2015	13.112	12.029	7
	12/31/2016	12.029	12.435	7
	12/31/2017	12.435	13.410	3
3.05%
	12/31/2009	N/A	10.186	0
	12/31/2010	10.186	10.870	34
	12/31/2011	10.870	10.350	34
	12/31/2012	10.350	11.522	29
	12/31/2013	11.522	13.201	107
	12/31/2014	13.201	13.078	122
	12/31/2015	13.078	11.992	190
	12/31/2016	11.992	12.390	117
	12/31/2017	12.390	13.355	91
3.10%
	12/31/2009	N/A	10.185	0
	12/31/2010	10.185	10.863	4
	12/31/2011	10.863	10.339	10
	12/31/2012	10.339	11.503	8
	12/31/2013	11.503	13.173	3
	12/31/2014	13.173	13.044	3
	12/31/2015	13.044	11.955	0
	12/31/2016	11.955	12.346	0
	12/31/2017	12.346	13.300	1
3.15%
	12/31/2009	N/A	10.184	0
	12/31/2010	10.184	10.857	1
	12/31/2011	10.857	10.328	0
	12/31/2012	10.328	11.485	2
	12/31/2013	11.485	13.145	6
	12/31/2014	13.145	13.010	33
	12/31/2015	13.010	11.918	30
	12/31/2016	11.918	12.301	28
	12/31/2017	12.301	13.246	23
3.20%
	12/31/2013	N/A	20.422	1
	12/31/2014	20.422	20.202	6
	12/31/2015	20.202	18.496	5
	12/31/2016	18.496	19.082	3
	12/31/2017	19.082	20.537	0
3.25%
	12/31/2013	N/A	20.247	0
	12/31/2014	20.247	20.019	0
	12/31/2015	20.019	18.320	0
	12/31/2016	18.320	18.890	0
	12/31/2017	18.890	20.321	0
3.30%
	12/31/2013	N/A	13.063	0
	12/31/2014	13.063	12.909	3
	12/31/2015	12.909	11.808	3
	12/31/2016	11.808	12.169	16
	12/31/2017	12.169	13.084	15
3.35%
	12/31/2013	N/A	19.902	0
	12/31/2014	19.902	19.658	0
	12/31/2015	19.658	17.972	0
	12/31/2016	17.972	18.513	0
	12/31/2017	18.513	19.895	0
3.40%
	12/31/2013	N/A	19.732	0
	12/31/2014	19.732	19.480	0
	12/31/2015	19.480	17.800	0
	12/31/2016	17.800	18.327	0
	12/31/2017	18.327	19.685	0
AZL Fidelity Institutional Asset Management Total Bond Fund
1.65%
	12/31/2012	N/A	10.007	2
	12/31/2013	10.007	9.627	79
	12/31/2014	9.627	9.978	318
	12/31/2015	9.978	9.728	373
	12/31/2016	9.728	10.095	1363
	12/31/2017	10.095	10.355	1084
1.70%
	12/31/2012	N/A	10.006	29
	12/31/2013	10.006	9.621	104
	12/31/2014	9.621	9.967	572
	12/31/2015	9.967	9.711	619
	12/31/2016	9.711	10.073	1689
	12/31/2017	10.073	10.327	1649
1.75%
	12/31/2012	N/A	10.004	6
	12/31/2013	10.004	9.614	32
	12/31/2014	9.614	9.955	112
	12/31/2015	9.955	9.695	107
	12/31/2016	9.695	10.052	206
	12/31/2017	10.052	10.300	202
1.80%
	12/31/2012	N/A	10.003	0
	12/31/2013	10.003	9.608	2
	12/31/2014	9.608	9.944	54
	12/31/2015	9.944	9.679	70
	12/31/2016	9.679	10.030	478
	12/31/2017	10.030	10.273	485
1.95%
	12/31/2012	N/A	9.998	7
	12/31/2013	9.998	9.589	6
	12/31/2014	9.589	9.909	39
	12/31/2015	9.909	9.631	66
	12/31/2016	9.631	9.965	648
	12/31/2017	9.965	10.191	574
2.05%
	12/31/2012	N/A	9.995	0
	12/31/2013	9.995	9.577	0
	12/31/2014	9.577	9.886	6
	12/31/2015	9.886	9.599	60
	12/31/2016	9.599	9.922	190
	12/31/2017	9.922	10.137	162
2.10%
	12/31/2012	N/A	9.993	2
	12/31/2013	9.993	9.570	6
	12/31/2014	9.570	9.875	11
	12/31/2015	9.875	9.583	22
	12/31/2016	9.583	9.901	255
	12/31/2017	9.901	10.110	218
2.15%
	12/31/2012	N/A	9.991	0
	12/31/2013	9.991	9.564	0
	12/31/2014	9.564	9.863	0
	12/31/2015	9.863	9.568	0
	12/31/2016	9.568	9.880	15
	12/31/2017	9.880	10.083	17
2.20%
	12/31/2012	N/A	9.990	2
	12/31/2013	9.990	9.558	0
	12/31/2014	9.558	9.852	3
	12/31/2015	9.852	9.552	9
	12/31/2016	9.552	9.858	339
	12/31/2017	9.858	10.057	255
2.25%
	12/31/2012	N/A	9.988	1
	12/31/2013	9.988	9.551	1
	12/31/2014	9.551	9.841	18
	12/31/2015	9.841	9.536	5
	12/31/2016	9.536	9.837	378
	12/31/2017	9.837	10.030	327
2.30%
	12/31/2012	N/A	9.987	0
	12/31/2013	9.987	9.545	0
	12/31/2014	9.545	9.829	0
	12/31/2015	9.829	9.520	0
	12/31/2016	9.520	9.816	26
	12/31/2017	9.816	10.003	5
2.35%
	12/31/2012	N/A	9.985	1
	12/31/2013	9.985	9.539	3
	12/31/2014	9.539	9.818	67
	12/31/2015	9.818	9.504	85
	12/31/2016	9.504	9.795	508
	12/31/2017	9.795	9.977	451
2.40%
	12/31/2012	N/A	9.984	0
	12/31/2013	9.984	9.532	3
	12/31/2014	9.532	9.806	32
	12/31/2015	9.806	9.489	44
	12/31/2016	9.489	9.773	209
	12/31/2017	9.773	9.950	184
2.45%
	12/31/2012	N/A	9.982	1
	12/31/2013	9.982	9.526	0
	12/31/2014	9.526	9.795	82
	12/31/2015	9.795	9.473	78
	12/31/2016	9.473	9.752	112
	12/31/2017	9.752	9.924	42
2.50%
	12/31/2012	N/A	9.980	6
	12/31/2013	9.980	9.520	21
	12/31/2014	9.520	9.784	39
	12/31/2015	9.784	9.457	103
	12/31/2016	9.457	9.731	444
	12/31/2017	9.731	9.897	401
2.55%
	12/31/2012	N/A	9.979	4
	12/31/2013	9.979	9.514	3
	12/31/2014	9.514	9.772	60
	12/31/2015	9.772	9.441	42
	12/31/2016	9.441	9.710	60
	12/31/2017	9.710	9.871	52
2.60%
	12/31/2012	N/A	9.977	0
	12/31/2013	9.977	9.507	4
	12/31/2014	9.507	9.761	41
	12/31/2015	9.761	9.426	45
	12/31/2016	9.426	9.689	247
	12/31/2017	9.689	9.845	298
2.65%
	12/31/2012	N/A	9.976	0
	12/31/2013	9.976	9.501	0
	12/31/2014	9.501	9.750	17
	12/31/2015	9.750	9.410	24
	12/31/2016	9.410	9.669	265
	12/31/2017	9.669	9.819	220
2.70%
	12/31/2012	N/A	9.974	0
	12/31/2013	9.974	9.495	1
	12/31/2014	9.495	9.738	32
	12/31/2015	9.738	9.395	32
	12/31/2016	9.395	9.648	62
	12/31/2017	9.648	9.793	57
2.75%
	12/31/2012	N/A	9.972	0
	12/31/2013	9.972	9.489	1
	12/31/2014	9.489	9.727	6
	12/31/2015	9.727	9.379	12
	12/31/2016	9.379	9.627	100
	12/31/2017	9.627	9.767	90
2.80%
	12/31/2012	N/A	9.971	0
	12/31/2013	9.971	9.482	1
	12/31/2014	9.482	9.716	22
	12/31/2015	9.716	9.363	22
	12/31/2016	9.363	9.606	108
	12/31/2017	9.606	9.741	84
2.85%
	12/31/2012	N/A	9.969	0
	12/31/2013	9.969	9.476	0
	12/31/2014	9.476	9.705	1
	12/31/2015	9.705	9.348	1
	12/31/2016	9.348	9.585	29
	12/31/2017	9.585	9.715	28
2.90%
	12/31/2012	N/A	9.968	0
	12/31/2013	9.968	9.470	0
	12/31/2014	9.470	9.693	2
	12/31/2015	9.693	9.332	2
	12/31/2016	9.332	9.565	35
	12/31/2017	9.565	9.689	53
2.95%
	12/31/2012	N/A	9.966	0
	12/31/2013	9.966	9.464	0
	12/31/2014	9.464	9.682	2
	12/31/2015	9.682	9.317	2
	12/31/2016	9.317	9.544	31
	12/31/2017	9.544	9.664	21
3.00%
	12/31/2012	N/A	9.965	0
	12/31/2013	9.965	9.457	0
	12/31/2014	9.457	9.671	1
	12/31/2015	9.671	9.301	0
	12/31/2016	9.301	9.523	1
	12/31/2017	9.523	9.638	2
3.05%
	12/31/2012	N/A	9.963	0
	12/31/2013	9.963	9.451	0
	12/31/2014	9.451	9.660	6
	12/31/2015	9.660	9.286	6
	12/31/2016	9.286	9.503	51
	12/31/2017	9.503	9.612	55
3.10%
	12/31/2012	N/A	9.961	0
	12/31/2013	9.961	9.445	0
	12/31/2014	9.445	9.649	0
	12/31/2015	9.649	9.271	0
	12/31/2016	9.271	9.482	13
	12/31/2017	9.482	9.587	12
3.15%
	12/31/2012	N/A	9.960	0
	12/31/2013	9.960	9.439	0
	12/31/2014	9.439	9.637	0
	12/31/2015	9.637	9.255	0
	12/31/2016	9.255	9.462	6
	12/31/2017	9.462	9.561	6
3.20%
	12/31/2013	N/A	9.431	0
	12/31/2014	9.431	9.625	0
	12/31/2015	9.625	9.238	0
	12/31/2016	9.238	9.440	6
	12/31/2017	9.440	9.534	7
3.25%
	12/31/2013	N/A	9.425	0
	12/31/2014	9.425	9.613	0
	12/31/2015	9.613	9.223	0
	12/31/2016	9.223	9.420	0
	12/31/2017	9.420	9.509	0
3.30%
	12/31/2013	N/A	9.430	0
	12/31/2014	9.430	9.614	0
	12/31/2015	9.614	9.219	0
	12/31/2016	9.219	9.410	3
	12/31/2017	9.410	9.495	3
3.35%
	12/31/2013	N/A	9.412	0
	12/31/2014	9.412	9.591	0
	12/31/2015	9.591	9.192	0
	12/31/2016	9.192	9.379	3
	12/31/2017	9.379	9.458	0
3.40%
	12/31/2013	N/A	9.406	0
	12/31/2014	9.406	9.580	0
	12/31/2015	9.580	9.177	0
	12/31/2016	9.177	9.359	0
	12/31/2017	9.359	9.433	0
AZL Gateway Fund
1.65%
	12/31/2010	N/A	10.085	407
	12/31/2011	10.085	10.224	922
	12/31/2012	10.224	10.473	914
	12/31/2013	10.473	11.172	1090
	12/31/2014	11.172	11.328	851
	12/31/2015	11.328	11.363	772
	12/31/2016	11.363	11.718	659
	12/31/2017	11.718	12.617	589
1.70%
	12/31/2010	N/A	10.082	255
	12/31/2011	10.082	10.216	546
	12/31/2012	10.216	10.459	619
	12/31/2013	10.459	11.151	706
	12/31/2014	11.151	11.302	714
	12/31/2015	11.302	11.331	623
	12/31/2016	11.331	11.679	576
	12/31/2017	11.679	12.569	525
1.75%
	12/31/2010	N/A	10.078	10
	12/31/2011	10.078	10.207	37
	12/31/2012	10.207	10.445	40
	12/31/2013	10.445	11.131	39
	12/31/2014	11.131	11.276	35
	12/31/2015	11.276	11.299	30
	12/31/2016	11.299	11.640	23
	12/31/2017	11.640	12.521	28
1.80%
	12/31/2010	N/A	10.075	6
	12/31/2011	10.075	10.199	7
	12/31/2012	10.199	10.431	27
	12/31/2013	10.431	11.110	30
	12/31/2014	11.110	11.249	8
	12/31/2015	11.249	11.267	7
	12/31/2016	11.267	11.601	16
	12/31/2017	11.601	12.473	5
1.95%
	12/31/2010	N/A	10.065	111
	12/31/2011	10.065	10.173	274
	12/31/2012	10.173	10.390	315
	12/31/2013	10.390	11.049	371
	12/31/2014	11.049	11.171	427
	12/31/2015	11.171	11.171	307
	12/31/2016	11.171	11.486	287
	12/31/2017	11.486	12.330	253
2.05%
	12/31/2010	N/A	10.058	1
	12/31/2011	10.058	10.156	4
	12/31/2012	10.156	10.362	7
	12/31/2013	10.362	11.008	7
	12/31/2014	11.008	11.118	6
	12/31/2015	11.118	11.108	3
	12/31/2016	11.108	11.409	17
	12/31/2017	11.409	12.236	11
2.10%
	12/31/2010	N/A	10.055	14
	12/31/2011	10.055	10.148	18
	12/31/2012	10.148	10.348	31
	12/31/2013	10.348	10.988	32
	12/31/2014	10.988	11.092	35
	12/31/2015	11.092	11.077	54
	12/31/2016	11.077	11.371	50
	12/31/2017	11.371	12.189	30
2.15%
	12/31/2010	N/A	10.051	0
	12/31/2011	10.051	10.139	0
	12/31/2012	10.139	10.334	0
	12/31/2013	10.334	10.968	0
	12/31/2014	10.968	11.067	4
	12/31/2015	11.067	11.045	2
	12/31/2016	11.045	11.333	0
	12/31/2017	11.333	12.142	0
2.20%
	12/31/2010	N/A	10.048	4
	12/31/2011	10.048	10.131	29
	12/31/2012	10.131	10.320	36
	12/31/2013	10.320	10.948	49
	12/31/2014	10.948	11.041	43
	12/31/2015	11.041	11.014	58
	12/31/2016	11.014	11.295	45
	12/31/2017	11.295	12.096	37
2.25%
	12/31/2010	N/A	10.044	4
	12/31/2011	10.044	10.122	14
	12/31/2012	10.122	10.307	24
	12/31/2013	10.307	10.928	38
	12/31/2014	10.928	11.015	33
	12/31/2015	11.015	10.983	35
	12/31/2016	10.983	11.258	39
	12/31/2017	11.258	12.049	8
2.30%
	12/31/2010	N/A	10.041	0
	12/31/2011	10.041	10.114	1
	12/31/2012	10.114	10.293	0
	12/31/2013	10.293	10.908	0
	12/31/2014	10.908	10.989	0
	12/31/2015	10.989	10.952	0
	12/31/2016	10.952	11.220	0
	12/31/2017	11.220	12.003	0
2.35%
	12/31/2010	N/A	10.038	8
	12/31/2011	10.038	10.105	41
	12/31/2012	10.105	10.279	43
	12/31/2013	10.279	10.888	87
	12/31/2014	10.888	10.963	108
	12/31/2015	10.963	10.920	141
	12/31/2016	10.920	11.183	97
	12/31/2017	11.183	11.957	104
2.40%
	12/31/2010	N/A	10.034	10
	12/31/2011	10.034	10.097	19
	12/31/2012	10.097	10.265	20
	12/31/2013	10.265	10.868	53
	12/31/2014	10.868	10.938	91
	12/31/2015	10.938	10.890	61
	12/31/2016	10.890	11.146	49
	12/31/2017	11.146	11.911	11
2.45%
	12/31/2010	N/A	10.031	11
	12/31/2011	10.031	10.088	21
	12/31/2012	10.088	10.252	25
	12/31/2013	10.252	10.848	29
	12/31/2014	10.848	10.912	13
	12/31/2015	10.912	10.859	16
	12/31/2016	10.859	11.108	16
	12/31/2017	11.108	11.866	13
2.50%
	12/31/2010	N/A	10.028	11
	12/31/2011	10.028	10.080	43
	12/31/2012	10.080	10.238	130
	12/31/2013	10.238	10.828	162
	12/31/2014	10.828	10.887	184
	12/31/2015	10.887	10.828	216
	12/31/2016	10.828	11.071	293
	12/31/2017	11.071	11.820	232
2.55%
	12/31/2010	N/A	10.024	0
	12/31/2011	10.024	10.071	3
	12/31/2012	10.071	10.224	5
	12/31/2013	10.224	10.808	7
	12/31/2014	10.808	10.861	11
	12/31/2015	10.861	10.797	10
	12/31/2016	10.797	11.034	12
	12/31/2017	11.034	11.775	11
2.60%
	12/31/2010	N/A	10.021	10
	12/31/2011	10.021	10.063	36
	12/31/2012	10.063	10.210	44
	12/31/2013	10.210	10.788	62
	12/31/2014	10.788	10.836	54
	12/31/2015	10.836	10.767	64
	12/31/2016	10.767	10.998	46
	12/31/2017	10.998	11.730	46
2.65%
	12/31/2010	N/A	10.017	11
	12/31/2011	10.017	10.055	72
	12/31/2012	10.055	10.197	73
	12/31/2013	10.197	10.768	207
	12/31/2014	10.768	10.811	224
	12/31/2015	10.811	10.736	206
	12/31/2016	10.736	10.961	248
	12/31/2017	10.961	11.685	121
2.70%
	12/31/2010	N/A	10.014	3
	12/31/2011	10.014	10.046	3
	12/31/2012	10.046	10.183	3
	12/31/2013	10.183	10.748	9
	12/31/2014	10.748	10.785	11
	12/31/2015	10.785	10.706	9
	12/31/2016	10.706	10.925	14
	12/31/2017	10.925	11.640	10
2.75%
	12/31/2010	N/A	10.011	21
	12/31/2011	10.011	10.038	57
	12/31/2012	10.038	10.170	68
	12/31/2013	10.170	10.729	108
	12/31/2014	10.729	10.760	117
	12/31/2015	10.760	10.675	141
	12/31/2016	10.675	10.888	153
	12/31/2017	10.888	11.596	97
2.80%
	12/31/2010	N/A	10.007	3
	12/31/2011	10.007	10.029	19
	12/31/2012	10.029	10.156	14
	12/31/2013	10.156	10.709	43
	12/31/2014	10.709	10.735	47
	12/31/2015	10.735	10.645	45
	12/31/2016	10.645	10.852	46
	12/31/2017	10.852	11.551	37
2.85%
	12/31/2010	N/A	10.004	20
	12/31/2011	10.004	10.021	20
	12/31/2012	10.021	10.142	20
	12/31/2013	10.142	10.689	23
	12/31/2014	10.689	10.710	25
	12/31/2015	10.710	10.615	33
	12/31/2016	10.615	10.816	32
	12/31/2017	10.816	11.507	27
2.90%
	12/31/2010	N/A	10.001	5
	12/31/2011	10.001	10.013	42
	12/31/2012	10.013	10.129	8
	12/31/2013	10.129	10.670	53
	12/31/2014	10.670	10.685	111
	12/31/2015	10.685	10.585	60
	12/31/2016	10.585	10.780	67
	12/31/2017	10.780	11.463	30
2.95%
	12/31/2010	N/A	9.997	0
	12/31/2011	9.997	10.004	0
	12/31/2012	10.004	10.115	6
	12/31/2013	10.115	10.650	13
	12/31/2014	10.650	10.660	15
	12/31/2015	10.660	10.555	17
	12/31/2016	10.555	10.744	13
	12/31/2017	10.744	11.419	18
3.00%
	12/31/2010	N/A	9.994	0
	12/31/2011	9.994	9.996	3
	12/31/2012	9.996	10.102	3
	12/31/2013	10.102	10.631	0
	12/31/2014	10.631	10.635	3
	12/31/2015	10.635	10.525	14
	12/31/2016	10.525	10.708	13
	12/31/2017	10.708	11.375	12
3.05%
	12/31/2010	N/A	9.990	0
	12/31/2011	9.990	9.988	3
	12/31/2012	9.988	10.088	3
	12/31/2013	10.088	10.611	13
	12/31/2014	10.611	10.610	73
	12/31/2015	10.610	10.495	17
	12/31/2016	10.495	10.672	20
	12/31/2017	10.672	11.332	13
3.10%
	12/31/2010	N/A	9.987	0
	12/31/2011	9.987	9.979	0
	12/31/2012	9.979	10.075	0
	12/31/2013	10.075	10.592	51
	12/31/2014	10.592	10.586	50
	12/31/2015	10.586	10.465	50
	12/31/2016	10.465	10.637	49
	12/31/2017	10.637	11.288	44
3.15%
	12/31/2010	N/A	9.984	0
	12/31/2011	9.984	9.971	2
	12/31/2012	9.971	10.061	2
	12/31/2013	10.061	10.572	3
	12/31/2014	10.572	10.561	4
	12/31/2015	10.561	10.436	10
	12/31/2016	10.436	10.601	9
	12/31/2017	10.601	11.245	3
3.20%
	12/31/2013	N/A	10.548	0
	12/31/2014	10.548	10.532	1
	12/31/2015	10.532	10.401	0
	12/31/2016	10.401	10.561	0
	12/31/2017	10.561	11.197	2
3.25%
	12/31/2013	N/A	10.529	0
	12/31/2014	10.529	10.507	0
	12/31/2015	10.507	10.372	0
	12/31/2016	10.372	10.526	0
	12/31/2017	10.526	11.154	0
3.30%
	12/31/2013	N/A	10.832	0
	12/31/2014	10.832	10.804	0
	12/31/2015	10.804	10.660	0
	12/31/2016	10.660	10.813	0
	12/31/2017	10.813	11.453	0
3.35%
	12/31/2013	N/A	10.490	0
	12/31/2014	10.490	10.458	0
	12/31/2015	10.458	10.313	1
	12/31/2016	10.313	10.456	0
	12/31/2017	10.456	11.069	0
3.40%
	12/31/2013	N/A	10.470	0
	12/31/2014	10.470	10.433	0
	12/31/2015	10.433	10.284	0
	12/31/2016	10.284	10.421	0
	12/31/2017	10.421	11.026	0
AZL Government Money Market Fund
1.65%
	12/31/2008	10.907	10.990	650
	12/31/2009	10.990	10.834	1281
	12/31/2010	10.834	10.657	3566
	12/31/2011	10.657	10.484	5298
	12/31/2012	10.484	10.311	3499
	12/31/2013	10.311	10.143	3134
	12/31/2014	10.143	9.977	2809
	12/31/2015	9.977	9.815	2660
	12/31/2016	9.815	9.655	2577
	12/31/2017	9.655	9.502	1733
1.70%
	12/31/2008	10.864	10.941	1307
	12/31/2009	10.941	10.780	1312
	12/31/2010	10.780	10.599	2898
	12/31/2011	10.599	10.421	4583
	12/31/2012	10.421	10.245	5791
	12/31/2013	10.245	10.072	3816
	12/31/2014	10.072	9.903	3372
	12/31/2015	9.903	9.737	3397
	12/31/2016	9.737	9.573	3262
	12/31/2017	9.573	9.417	2522
1.75%
	12/31/2009	N/A	10.718	93
	12/31/2010	10.718	10.533	675
	12/31/2011	10.533	10.351	504
	12/31/2012	10.351	10.171	327
	12/31/2013	10.171	9.994	391
	12/31/2014	9.994	9.822	198
	12/31/2015	9.822	9.652	301
	12/31/2016	9.652	9.485	90
	12/31/2017	9.485	9.326	161
1.80%
	12/31/2008	N/A	10.844	1586
	12/31/2009	10.844	10.674	1140
	12/31/2010	10.674	10.484	793
	12/31/2011	10.484	10.298	785
	12/31/2012	10.298	10.113	796
	12/31/2013	10.113	9.933	838
	12/31/2014	9.933	9.756	730
	12/31/2015	9.756	9.583	1029
	12/31/2016	9.583	9.413	1607
	12/31/2017	9.413	9.250	360
1.95%
	12/31/2008	10.651	10.700	175
	12/31/2009	10.700	10.516	998
	12/31/2010	10.516	10.314	1275
	12/31/2011	10.314	10.115	1860
	12/31/2012	10.115	9.919	1708
	12/31/2013	9.919	9.728	1097
	12/31/2014	9.728	9.540	1105
	12/31/2015	9.540	9.357	1205
	12/31/2016	9.357	9.177	964
	12/31/2017	9.177	9.004	791
2.05%
	12/31/2008	N/A	10.605	945
	12/31/2009	10.605	10.412	478
	12/31/2010	10.412	10.202	584
	12/31/2011	10.202	9.995	577
	12/31/2012	9.995	9.791	554
	12/31/2013	9.791	9.593	500
	12/31/2014	9.593	9.399	280
	12/31/2015	9.399	9.209	227
	12/31/2016	9.209	9.023	411
	12/31/2017	9.023	8.845	224
2.10%
	12/31/2008	10.525	10.557	1093
	12/31/2009	10.557	10.361	1780
	12/31/2010	10.361	10.146	1241
	12/31/2011	10.146	9.936	1185
	12/31/2012	9.936	9.728	1042
	12/31/2013	9.728	9.526	1140
	12/31/2014	9.526	9.329	1058
	12/31/2015	9.329	9.136	636
	12/31/2016	9.136	8.947	960
	12/31/2017	8.947	8.766	703
2.15%
	12/31/2008	N/A	10.510	153
	12/31/2009	10.510	10.309	27
	12/31/2010	10.309	10.091	35
	12/31/2011	10.091	9.877	75
	12/31/2012	9.877	9.666	66
	12/31/2013	9.666	9.460	44
	12/31/2014	9.460	9.260	1
	12/31/2015	9.260	9.063	4
	12/31/2016	9.063	8.871	80
	12/31/2017	8.871	8.687	3
2.20%
	12/31/2008	10.442	10.464	2075
	12/31/2009	10.464	10.258	1367
	12/31/2010	10.258	10.036	970
	12/31/2011	10.036	9.818	870
	12/31/2012	9.818	9.603	859
	12/31/2013	9.603	9.395	701
	12/31/2014	9.395	9.191	694
	12/31/2015	9.191	8.991	711
	12/31/2016	8.991	8.796	611
	12/31/2017	8.796	8.610	574
2.25%
	12/31/2008	10.401	10.417	921
	12/31/2009	10.417	10.208	981
	12/31/2010	10.208	9.981	714
	12/31/2011	9.981	9.760	559
	12/31/2012	9.760	9.542	623
	12/31/2013	9.542	9.329	454
	12/31/2014	9.329	9.123	410
	12/31/2015	9.123	8.920	719
	12/31/2016	8.920	8.722	377
	12/31/2017	8.722	8.533	454
2.30%
	12/31/2009	N/A	10.157	25
	12/31/2010	10.157	9.927	37
	12/31/2011	9.927	9.702	25
	12/31/2012	9.702	9.480	2
	12/31/2013	9.480	9.265	12
	12/31/2014	9.265	9.055	2
	12/31/2015	9.055	8.849	5
	12/31/2016	8.849	8.649	2
	12/31/2017	8.649	8.457	1
2.35%
	12/31/2008	10.318	10.325	2999
	12/31/2009	10.325	10.107	3087
	12/31/2010	10.107	9.873	2771
	12/31/2011	9.873	9.644	2150
	12/31/2012	9.644	9.419	2830
	12/31/2013	9.419	9.200	2504
	12/31/2014	9.200	8.987	2197
	12/31/2015	8.987	8.779	2092
	12/31/2016	8.779	8.576	1802
	12/31/2017	8.576	8.381	1416
2.40%
	12/31/2008	10.278	10.279	790
	12/31/2009	10.279	10.057	1104
	12/31/2010	10.057	9.819	797
	12/31/2011	9.819	9.587	2013
	12/31/2012	9.587	9.358	705
	12/31/2013	9.358	9.137	1697
	12/31/2014	9.137	8.921	540
	12/31/2015	8.921	8.710	675
	12/31/2016	8.710	8.504	742
	12/31/2017	8.504	8.307	581
2.45%
	12/31/2008	10.237	10.233	1154
	12/31/2009	10.233	10.007	1134
	12/31/2010	10.007	9.765	863
	12/31/2011	9.765	9.530	629
	12/31/2012	9.530	9.298	449
	12/31/2013	9.298	9.073	292
	12/31/2014	9.073	8.854	251
	12/31/2015	8.854	8.640	226
	12/31/2016	8.640	8.432	179
	12/31/2017	8.432	8.233	122
2.50%
	12/31/2008	10.197	10.187	1748
	12/31/2009	10.187	9.957	2512
	12/31/2010	9.957	9.712	1925
	12/31/2011	9.712	9.473	1608
	12/31/2012	9.473	9.238	1350
	12/31/2013	9.238	9.010	1033
	12/31/2014	9.010	8.788	1190
	12/31/2015	8.788	8.572	1329
	12/31/2016	8.572	8.361	1280
	12/31/2017	8.361	8.159	906
2.55%
	12/31/2008	10.156	10.142	663
	12/31/2009	10.142	9.908	549
	12/31/2010	9.908	9.659	635
	12/31/2011	9.659	9.417	606
	12/31/2012	9.417	9.179	470
	12/31/2013	9.179	8.948	432
	12/31/2014	8.948	8.723	331
	12/31/2015	8.723	8.504	292
	12/31/2016	8.504	8.290	349
	12/31/2017	8.290	8.086	281
2.60%
	12/31/2008	10.116	10.097	1615
	12/31/2009	10.097	9.859	1837
	12/31/2010	9.859	9.607	1388
	12/31/2011	9.607	9.361	908
	12/31/2012	9.361	9.119	833
	12/31/2013	9.119	8.886	508
	12/31/2014	8.886	8.658	454
	12/31/2015	8.658	8.436	599
	12/31/2016	8.436	8.221	505
	12/31/2017	8.221	8.014	295
2.65%
	12/31/2008	10.076	10.052	1507
	12/31/2009	10.052	9.810	1709
	12/31/2010	9.810	9.554	1942
	12/31/2011	9.554	9.305	1634
	12/31/2012	9.305	9.061	1366
	12/31/2013	9.061	8.824	1078
	12/31/2014	8.824	8.594	1029
	12/31/2015	8.594	8.370	1184
	12/31/2016	8.370	8.151	1122
	12/31/2017	8.151	7.943	840
2.70%
	12/31/2008	10.036	10.007	630
	12/31/2009	10.007	9.762	629
	12/31/2010	9.762	9.502	494
	12/31/2011	9.502	9.250	329
	12/31/2012	9.250	9.002	364
	12/31/2013	9.002	8.763	279
	12/31/2014	8.763	8.530	510
	12/31/2015	8.530	8.303	449
	12/31/2016	8.303	8.083	457
	12/31/2017	8.083	7.872	359
2.75%
	12/31/2008	9.997	9.962	502
	12/31/2009	9.962	9.713	652
	12/31/2010	9.713	9.451	701
	12/31/2011	9.451	9.195	419
	12/31/2012	9.195	8.944	446
	12/31/2013	8.944	8.702	509
	12/31/2014	8.702	8.466	504
	12/31/2015	8.466	8.237	623
	12/31/2016	8.237	8.014	467
	12/31/2017	8.014	7.802	369
2.80%
	12/31/2008	9.957	9.918	783
	12/31/2009	9.918	9.665	1116
	12/31/2010	9.665	9.399	672
	12/31/2011	9.399	9.140	504
	12/31/2012	9.140	8.887	420
	12/31/2013	8.887	8.641	512
	12/31/2014	8.641	8.403	553
	12/31/2015	8.403	8.172	597
	12/31/2016	8.172	7.947	686
	12/31/2017	7.947	7.732	488
2.85%
	12/31/2008	9.918	9.874	159
	12/31/2009	9.874	9.617	288
	12/31/2010	9.617	9.348	239
	12/31/2011	9.348	9.086	239
	12/31/2012	9.086	8.829	286
	12/31/2013	8.829	8.581	272
	12/31/2014	8.581	8.341	236
	12/31/2015	8.341	8.107	221
	12/31/2016	8.107	7.880	204
	12/31/2017	7.880	7.663	184
2.90%
	12/31/2008	9.879	9.830	496
	12/31/2009	9.830	9.570	272
	12/31/2010	9.570	9.297	257
	12/31/2011	9.297	9.032	224
	12/31/2012	9.032	8.773	170
	12/31/2013	8.773	8.522	241
	12/31/2014	8.522	8.279	238
	12/31/2015	8.279	8.043	221
	12/31/2016	8.043	7.813	224
	12/31/2017	7.813	7.595	204
2.95%
	12/31/2008	9.840	9.786	642
	12/31/2009	9.786	9.522	243
	12/31/2010	9.522	9.246	131
	12/31/2011	9.246	8.978	322
	12/31/2012	8.978	8.716	183
	12/31/2013	8.716	8.463	258
	12/31/2014	8.463	8.217	165
	12/31/2015	8.217	7.979	212
	12/31/2016	7.979	7.748	446
	12/31/2017	7.748	7.527	210
3.00%
	12/31/2008	N/A	9.743	72
	12/31/2009	9.743	9.475	179
	12/31/2010	9.475	9.196	202
	12/31/2011	9.196	8.925	172
	12/31/2012	8.925	8.660	180
	12/31/2013	8.660	8.404	170
	12/31/2014	8.404	8.156	155
	12/31/2015	8.156	7.916	157
	12/31/2016	7.916	7.682	145
	12/31/2017	7.682	7.460	129
3.05%
	12/31/2009	N/A	9.428	185
	12/31/2010	9.428	9.146	143
	12/31/2011	9.146	8.872	83
	12/31/2012	8.872	8.604	37
	12/31/2013	8.604	8.346	46
	12/31/2014	8.346	8.096	63
	12/31/2015	8.096	7.853	161
	12/31/2016	7.853	7.618	91
	12/31/2017	7.618	7.393	60
3.10%
	12/31/2009	N/A	9.382	135
	12/31/2010	9.382	9.096	193
	12/31/2011	9.096	8.819	225
	12/31/2012	8.819	8.549	197
	12/31/2013	8.549	8.288	228
	12/31/2014	8.288	8.035	275
	12/31/2015	8.035	7.791	279
	12/31/2016	7.791	7.553	281
	12/31/2017	7.553	7.327	291
3.15%
	12/31/2009	N/A	9.335	28
	12/31/2010	9.335	9.046	15
	12/31/2011	9.046	8.767	9
	12/31/2012	8.767	8.494	24
	12/31/2013	8.494	8.230	16
	12/31/2014	8.230	7.976	12
	12/31/2015	7.976	7.729	19
	12/31/2016	7.729	7.490	17
	12/31/2017	7.490	7.262	19
3.20%
	12/31/2013	N/A	8.163	0
	12/31/2014	8.163	7.907	1
	12/31/2015	7.907	7.658	3
	12/31/2016	7.658	7.417	0
	12/31/2017	7.417	7.188	17
3.25%
	12/31/2013	N/A	8.106	0
	12/31/2014	8.106	7.848	0
	12/31/2015	7.848	7.597	0
	12/31/2016	7.597	7.355	0
	12/31/2017	7.355	7.124	0
3.30%
	12/31/2013	N/A	7.884	0
	12/31/2014	7.884	7.628	1
	12/31/2015	7.628	7.381	0
	12/31/2016	7.381	7.142	0
	12/31/2017	7.142	6.914	46
3.35%
	12/31/2013	N/A	7.994	0
	12/31/2014	7.994	7.731	0
	12/31/2015	7.731	7.477	0
	12/31/2016	7.477	7.231	0
	12/31/2017	7.231	6.997	0
3.40%
	12/31/2013	N/A	7.939	0
	12/31/2014	7.939	7.674	0
	12/31/2015	7.674	7.418	0
	12/31/2016	7.418	7.170	0
	12/31/2017	7.170	6.935	0
AZL International Index Fund
1.65%
	12/31/2009	N/A	9.756	21
	12/31/2010	9.756	10.279	73
	12/31/2011	10.279	8.820	302
	12/31/2012	8.820	10.239	463
	12/31/2013	10.239	12.222	461
	12/31/2014	12.222	11.279	472
	12/31/2015	11.279	10.941	402
	12/31/2016	10.941	10.801	690
	12/31/2017	10.801	13.256	510
1.70%
	12/31/2009	N/A	9.755	40
	12/31/2010	9.755	10.273	109
	12/31/2011	10.273	8.810	200
	12/31/2012	8.810	10.223	301
	12/31/2013	10.223	12.197	376
	12/31/2014	12.197	11.250	372
	12/31/2015	11.250	10.907	358
	12/31/2016	10.907	10.762	1210
	12/31/2017	10.762	13.202	1086
1.75%
	12/31/2009	N/A	9.754	0
	12/31/2010	9.754	10.267	5
	12/31/2011	10.267	8.800	22
	12/31/2012	8.800	10.206	35
	12/31/2013	10.206	12.171	45
	12/31/2014	12.171	11.221	51
	12/31/2015	11.221	10.873	38
	12/31/2016	10.873	10.724	54
	12/31/2017	10.724	13.148	43
1.80%
	12/31/2009	N/A	9.753	102
	12/31/2010	9.753	10.261	219
	12/31/2011	10.261	8.791	147
	12/31/2012	8.791	10.190	114
	12/31/2013	10.190	12.146	118
	12/31/2014	12.146	11.191	123
	12/31/2015	11.191	10.839	300
	12/31/2016	10.839	10.685	849
	12/31/2017	10.685	13.094	849
1.95%
	12/31/2009	N/A	9.750	74
	12/31/2010	9.750	10.243	103
	12/31/2011	10.243	8.762	136
	12/31/2012	8.762	10.141	170
	12/31/2013	10.141	12.070	156
	12/31/2014	12.070	11.105	149
	12/31/2015	11.105	10.739	128
	12/31/2016	10.739	10.571	676
	12/31/2017	10.571	12.934	562
2.05%
	12/31/2009	N/A	9.748	19
	12/31/2010	9.748	10.230	26
	12/31/2011	10.230	8.743	45
	12/31/2012	8.743	10.109	43
	12/31/2013	10.109	12.019	58
	12/31/2014	12.019	11.047	66
	12/31/2015	11.047	10.673	58
	12/31/2016	10.673	10.495	308
	12/31/2017	10.495	12.829	281
2.10%
	12/31/2009	N/A	9.747	207
	12/31/2010	9.747	10.224	239
	12/31/2011	10.224	8.733	238
	12/31/2012	8.733	10.093	248
	12/31/2013	10.093	11.994	224
	12/31/2014	11.994	11.018	182
	12/31/2015	11.018	10.640	423
	12/31/2016	10.640	10.457	1521
	12/31/2017	10.457	12.776	1324
2.15%
	12/31/2009	N/A	9.746	0
	12/31/2010	9.746	10.218	5
	12/31/2011	10.218	8.724	0
	12/31/2012	8.724	10.077	0
	12/31/2013	10.077	11.969	0
	12/31/2014	11.969	10.990	0
	12/31/2015	10.990	10.607	2
	12/31/2016	10.607	10.420	9
	12/31/2017	10.420	12.724	7
2.20%
	12/31/2009	N/A	9.746	175
	12/31/2010	9.746	10.212	218
	12/31/2011	10.212	8.714	229
	12/31/2012	8.714	10.061	230
	12/31/2013	10.061	11.944	239
	12/31/2014	11.944	10.961	218
	12/31/2015	10.961	10.574	268
	12/31/2016	10.574	10.382	1559
	12/31/2017	10.382	12.672	1343
2.25%
	12/31/2009	N/A	9.745	165
	12/31/2010	9.745	10.206	148
	12/31/2011	10.206	8.705	153
	12/31/2012	8.705	10.045	144
	12/31/2013	10.045	11.919	135
	12/31/2014	11.919	10.933	130
	12/31/2015	10.933	10.541	130
	12/31/2016	10.541	10.345	922
	12/31/2017	10.345	12.620	824
2.30%
	12/31/2009	N/A	9.744	0
	12/31/2010	9.744	10.200	0
	12/31/2011	10.200	8.695	0
	12/31/2012	8.695	10.029	0
	12/31/2013	10.029	11.894	0
	12/31/2014	11.894	10.904	0
	12/31/2015	10.904	10.509	0
	12/31/2016	10.509	10.308	4
	12/31/2017	10.308	12.569	3
2.35%
	12/31/2009	N/A	9.743	334
	12/31/2010	9.743	10.194	320
	12/31/2011	10.194	8.686	353
	12/31/2012	8.686	10.013	299
	12/31/2013	10.013	11.869	320
	12/31/2014	11.869	10.876	301
	12/31/2015	10.876	10.476	322
	12/31/2016	10.476	10.271	1814
	12/31/2017	10.271	12.517	1579
2.40%
	12/31/2009	N/A	9.742	86
	12/31/2010	9.742	10.188	90
	12/31/2011	10.188	8.676	101
	12/31/2012	8.676	9.997	105
	12/31/2013	9.997	11.844	90
	12/31/2014	11.844	10.848	82
	12/31/2015	10.848	10.444	110
	12/31/2016	10.444	10.234	914
	12/31/2017	10.234	12.466	745
2.45%
	12/31/2009	N/A	9.741	110
	12/31/2010	9.741	10.182	103
	12/31/2011	10.182	8.667	117
	12/31/2012	8.667	9.981	102
	12/31/2013	9.981	11.819	93
	12/31/2014	11.819	10.820	85
	12/31/2015	10.820	10.412	86
	12/31/2016	10.412	10.197	414
	12/31/2017	10.197	12.415	351
2.50%
	12/31/2009	N/A	9.740	195
	12/31/2010	9.740	10.176	209
	12/31/2011	10.176	8.657	228
	12/31/2012	8.657	9.965	223
	12/31/2013	9.965	11.794	218
	12/31/2014	11.794	10.792	196
	12/31/2015	10.792	10.379	203
	12/31/2016	10.379	10.160	1450
	12/31/2017	10.160	12.365	1199
2.55%
	12/31/2009	N/A	9.739	90
	12/31/2010	9.739	10.170	80
	12/31/2011	10.170	8.648	92
	12/31/2012	8.648	9.949	86
	12/31/2013	9.949	11.770	65
	12/31/2014	11.770	10.764	60
	12/31/2015	10.764	10.347	59
	12/31/2016	10.347	10.124	529
	12/31/2017	10.124	12.314	447
2.60%
	12/31/2009	N/A	9.738	147
	12/31/2010	9.738	10.163	88
	12/31/2011	10.163	8.638	96
	12/31/2012	8.638	9.933	69
	12/31/2013	9.933	11.745	71
	12/31/2014	11.745	10.736	119
	12/31/2015	10.736	10.315	111
	12/31/2016	10.315	10.088	573
	12/31/2017	10.088	12.264	483
2.65%
	12/31/2009	N/A	9.737	174
	12/31/2010	9.737	10.157	190
	12/31/2011	10.157	8.629	206
	12/31/2012	8.629	9.917	154
	12/31/2013	9.917	11.720	147
	12/31/2014	11.720	10.708	171
	12/31/2015	10.708	10.283	176
	12/31/2016	10.283	10.051	813
	12/31/2017	10.051	12.214	696
2.70%
	12/31/2009	N/A	9.736	30
	12/31/2010	9.736	10.151	36
	12/31/2011	10.151	8.619	35
	12/31/2012	8.619	9.901	34
	12/31/2013	9.901	11.696	47
	12/31/2014	11.696	10.680	30
	12/31/2015	10.680	10.252	30
	12/31/2016	10.252	10.015	178
	12/31/2017	10.015	12.164	193
2.75%
	12/31/2009	N/A	9.735	46
	12/31/2010	9.735	10.145	27
	12/31/2011	10.145	8.610	30
	12/31/2012	8.610	9.885	22
	12/31/2013	9.885	11.671	50
	12/31/2014	11.671	10.653	43
	12/31/2015	10.653	10.220	41
	12/31/2016	10.220	9.979	397
	12/31/2017	9.979	12.114	406
2.80%
	12/31/2009	N/A	9.734	40
	12/31/2010	9.734	10.139	57
	12/31/2011	10.139	8.600	57
	12/31/2012	8.600	9.870	63
	12/31/2013	9.870	11.647	57
	12/31/2014	11.647	10.625	27
	12/31/2015	10.625	10.188	26
	12/31/2016	10.188	9.943	250
	12/31/2017	9.943	12.064	219
2.85%
	12/31/2009	N/A	9.733	31
	12/31/2010	9.733	10.133	32
	12/31/2011	10.133	8.591	33
	12/31/2012	8.591	9.854	32
	12/31/2013	9.854	11.622	22
	12/31/2014	11.622	10.597	20
	12/31/2015	10.597	10.157	24
	12/31/2016	10.157	9.908	107
	12/31/2017	9.908	12.015	104
2.90%
	12/31/2009	N/A	9.732	19
	12/31/2010	9.732	10.127	16
	12/31/2011	10.127	8.582	18
	12/31/2012	8.582	9.838	17
	12/31/2013	9.838	11.598	17
	12/31/2014	11.598	10.570	22
	12/31/2015	10.570	10.125	28
	12/31/2016	10.125	9.872	285
	12/31/2017	9.872	11.966	290
2.95%
	12/31/2009	N/A	9.732	17
	12/31/2010	9.732	10.121	19
	12/31/2011	10.121	8.572	20
	12/31/2012	8.572	9.822	20
	12/31/2013	9.822	11.574	15
	12/31/2014	11.574	10.542	12
	12/31/2015	10.542	10.094	11
	12/31/2016	10.094	9.837	83
	12/31/2017	9.837	11.917	86
3.00%
	12/31/2009	N/A	9.731	1
	12/31/2010	9.731	10.115	0
	12/31/2011	10.115	8.563	0
	12/31/2012	8.563	9.807	0
	12/31/2013	9.807	11.550	2
	12/31/2014	11.550	10.515	1
	12/31/2015	10.515	10.063	1
	12/31/2016	10.063	9.801	34
	12/31/2017	9.801	11.868	38
3.05%
	12/31/2009	N/A	9.730	1
	12/31/2010	9.730	10.109	0
	12/31/2011	10.109	8.553	0
	12/31/2012	8.553	9.791	0
	12/31/2013	9.791	11.525	10
	12/31/2014	11.525	10.488	19
	12/31/2015	10.488	10.032	26
	12/31/2016	10.032	9.766	215
	12/31/2017	9.766	11.820	196
3.10%
	12/31/2009	N/A	9.729	0
	12/31/2010	9.729	10.103	0
	12/31/2011	10.103	8.544	0
	12/31/2012	8.544	9.775	0
	12/31/2013	9.775	11.501	0
	12/31/2014	11.501	10.461	0
	12/31/2015	10.461	10.001	0
	12/31/2016	10.001	9.731	15
	12/31/2017	9.731	11.771	10
3.15%
	12/31/2009	N/A	9.728	0
	12/31/2010	9.728	10.097	0
	12/31/2011	10.097	8.535	0
	12/31/2012	8.535	9.760	0
	12/31/2013	9.760	11.477	1
	12/31/2014	11.477	10.433	10
	12/31/2015	10.433	9.970	2
	12/31/2016	9.970	9.696	34
	12/31/2017	9.696	11.723	42
3.20%
	12/31/2013	N/A	15.331	0
	12/31/2014	15.331	13.930	3
	12/31/2015	13.930	13.304	0
	12/31/2016	13.304	12.933	15
	12/31/2017	12.933	15.628	21
3.25%
	12/31/2013	N/A	15.295	0
	12/31/2014	15.295	13.890	0
	12/31/2015	13.890	13.260	0
	12/31/2016	13.260	12.883	0
	12/31/2017	12.883	15.561	0
3.30%
	12/31/2013	N/A	11.405	0
	12/31/2014	11.405	10.352	2
	12/31/2015	10.352	9.877	2
	12/31/2016	9.877	9.592	53
	12/31/2017	9.592	11.580	47
3.35%
	12/31/2013	N/A	15.223	0
	12/31/2014	15.223	13.811	0
	12/31/2015	13.811	13.171	0
	12/31/2016	13.171	12.784	2
	12/31/2017	12.784	15.426	1
3.40%
	12/31/2013	N/A	15.188	0
	12/31/2014	15.188	13.772	0
	12/31/2015	13.772	13.127	0
	12/31/2016	13.127	12.735	0
	12/31/2017	12.735	15.359	0
AZL MetWest Total Return Bond Fund
1.65%
	12/31/2015	N/A	9.866	79
	12/31/2016	9.866	9.928	240
	12/31/2017	9.928	10.072	288
1.70%
	12/31/2015	N/A	9.860	116
	12/31/2016	9.860	9.917	164
	12/31/2017	9.917	10.056	237
1.75%
	12/31/2015	N/A	9.855	133
	12/31/2016	9.855	9.907	36
	12/31/2017	9.907	10.041	8
1.95%
	12/31/2015	N/A	9.833	4
	12/31/2016	9.833	9.865	8
	12/31/2017	9.865	9.978	7
2.05%
	12/31/2015	N/A	9.822	1
	12/31/2016	9.822	9.844	2
	12/31/2017	9.844	9.947	0
AZL Mid Cap Index Fund
1.65%
	12/31/2010	N/A	10.652	98
	12/31/2011	10.652	10.236	292
	12/31/2012	10.236	11.800	446
	12/31/2013	11.800	15.404	473
	12/31/2014	15.404	16.548	414
	12/31/2015	16.548	15.842	356
	12/31/2016	15.842	18.625	736
	12/31/2017	18.625	21.225	509
1.70%
	12/31/2010	N/A	10.649	199
	12/31/2011	10.649	10.227	328
	12/31/2012	10.227	11.784	507
	12/31/2013	11.784	15.376	651
	12/31/2014	15.376	16.509	593
	12/31/2015	16.509	15.797	541
	12/31/2016	15.797	18.563	1213
	12/31/2017	18.563	21.144	1029
1.75%
	12/31/2010	N/A	10.645	1
	12/31/2011	10.645	10.218	10
	12/31/2012	10.218	11.769	25
	12/31/2013	11.769	15.348	22
	12/31/2014	15.348	16.470	56
	12/31/2015	16.470	15.752	59
	12/31/2016	15.752	18.501	75
	12/31/2017	18.501	21.063	55
1.80%
	12/31/2010	N/A	10.642	378
	12/31/2011	10.642	10.210	296
	12/31/2012	10.210	11.753	276
	12/31/2013	11.753	15.319	260
	12/31/2014	15.319	16.432	248
	12/31/2015	16.432	15.708	221
	12/31/2016	15.708	18.439	440
	12/31/2017	18.439	20.982	337
1.95%
	12/31/2010	N/A	10.631	126
	12/31/2011	10.631	10.184	161
	12/31/2012	10.184	11.706	189
	12/31/2013	11.706	15.235	170
	12/31/2014	15.235	16.317	166
	12/31/2015	16.317	15.574	166
	12/31/2016	15.574	18.256	488
	12/31/2017	18.256	20.742	435
2.05%
	12/31/2010	N/A	10.624	86
	12/31/2011	10.624	10.167	150
	12/31/2012	10.167	11.675	149
	12/31/2013	11.675	15.179	116
	12/31/2014	15.179	16.241	93
	12/31/2015	16.241	15.486	75
	12/31/2016	15.486	18.134	146
	12/31/2017	18.134	20.583	133
2.10%
	12/31/2010	N/A	10.620	185
	12/31/2011	10.620	10.159	174
	12/31/2012	10.159	11.659	201
	12/31/2013	11.659	15.151	161
	12/31/2014	15.151	16.203	161
	12/31/2015	16.203	15.442	338
	12/31/2016	15.442	18.074	822
	12/31/2017	18.074	20.505	729
2.15%
	12/31/2010	N/A	10.617	1
	12/31/2011	10.617	10.150	1
	12/31/2012	10.150	11.643	2
	12/31/2013	11.643	15.124	1
	12/31/2014	15.124	16.165	1
	12/31/2015	16.165	15.399	0
	12/31/2016	15.399	18.013	16
	12/31/2017	18.013	20.426	15
2.20%
	12/31/2010	N/A	10.613	244
	12/31/2011	10.613	10.142	240
	12/31/2012	10.142	11.628	304
	12/31/2013	11.628	15.096	298
	12/31/2014	15.096	16.127	277
	12/31/2015	16.127	15.355	277
	12/31/2016	15.355	17.953	698
	12/31/2017	17.953	20.348	616
2.25%
	12/31/2010	N/A	10.609	145
	12/31/2011	10.609	10.133	130
	12/31/2012	10.133	11.612	135
	12/31/2013	11.612	15.068	184
	12/31/2014	15.068	16.090	158
	12/31/2015	16.090	15.311	147
	12/31/2016	15.311	17.893	521
	12/31/2017	17.893	20.270	461
2.30%
	12/31/2010	N/A	10.606	0
	12/31/2011	10.606	10.125	0
	12/31/2012	10.125	11.597	0
	12/31/2013	11.597	15.040	0
	12/31/2014	15.040	16.052	0
	12/31/2015	16.052	15.268	0
	12/31/2016	15.268	17.834	4
	12/31/2017	17.834	20.192	3
2.35%
	12/31/2010	N/A	10.602	286
	12/31/2011	10.602	10.117	316
	12/31/2012	10.117	11.581	307
	12/31/2013	11.581	15.013	313
	12/31/2014	15.013	16.015	296
	12/31/2015	16.015	15.225	277
	12/31/2016	15.225	17.774	887
	12/31/2017	17.774	20.115	711
2.40%
	12/31/2010	N/A	10.599	101
	12/31/2011	10.599	10.108	92
	12/31/2012	10.108	11.566	105
	12/31/2013	11.566	14.985	123
	12/31/2014	14.985	15.977	144
	12/31/2015	15.977	15.181	112
	12/31/2016	15.181	17.715	370
	12/31/2017	17.715	20.038	320
2.45%
	12/31/2010	N/A	10.595	77
	12/31/2011	10.595	10.100	87
	12/31/2012	10.100	11.550	80
	12/31/2013	11.550	14.958	77
	12/31/2014	14.958	15.940	61
	12/31/2015	15.940	15.138	61
	12/31/2016	15.138	17.656	183
	12/31/2017	17.656	19.961	148
2.50%
	12/31/2010	N/A	10.592	182
	12/31/2011	10.592	10.091	183
	12/31/2012	10.091	11.535	190
	12/31/2013	11.535	14.930	235
	12/31/2014	14.930	15.903	204
	12/31/2015	15.903	15.096	204
	12/31/2016	15.096	17.597	643
	12/31/2017	17.597	19.885	547
2.55%
	12/31/2010	N/A	10.588	113
	12/31/2011	10.588	10.083	108
	12/31/2012	10.083	11.519	111
	12/31/2013	11.519	14.903	110
	12/31/2014	14.903	15.865	103
	12/31/2015	15.865	15.053	93
	12/31/2016	15.053	17.539	249
	12/31/2017	17.539	19.809	219
2.60%
	12/31/2010	N/A	10.584	92
	12/31/2011	10.584	10.074	101
	12/31/2012	10.074	11.504	94
	12/31/2013	11.504	14.875	93
	12/31/2014	14.875	15.828	101
	12/31/2015	15.828	15.010	102
	12/31/2016	15.010	17.480	323
	12/31/2017	17.480	19.733	304
2.65%
	12/31/2010	N/A	10.581	93
	12/31/2011	10.581	10.066	80
	12/31/2012	10.066	11.489	100
	12/31/2013	11.489	14.848	142
	12/31/2014	14.848	15.791	161
	12/31/2015	15.791	14.968	160
	12/31/2016	14.968	17.422	465
	12/31/2017	17.422	19.657	385
2.70%
	12/31/2010	N/A	10.577	18
	12/31/2011	10.577	10.057	19
	12/31/2012	10.057	11.473	22
	12/31/2013	11.473	14.821	23
	12/31/2014	14.821	15.755	17
	12/31/2015	15.755	14.925	29
	12/31/2016	14.925	17.364	97
	12/31/2017	17.364	19.582	80
2.75%
	12/31/2010	N/A	10.574	24
	12/31/2011	10.574	10.049	24
	12/31/2012	10.049	11.458	23
	12/31/2013	11.458	14.793	49
	12/31/2014	14.793	15.718	61
	12/31/2015	15.718	14.883	89
	12/31/2016	14.883	17.306	219
	12/31/2017	17.306	19.507	216
2.80%
	12/31/2010	N/A	10.570	22
	12/31/2011	10.570	10.041	19
	12/31/2012	10.041	11.442	35
	12/31/2013	11.442	14.766	49
	12/31/2014	14.766	15.681	38
	12/31/2015	15.681	14.841	54
	12/31/2016	14.841	17.248	109
	12/31/2017	17.248	19.432	90
2.85%
	12/31/2010	N/A	10.567	7
	12/31/2011	10.567	10.032	3
	12/31/2012	10.032	11.427	3
	12/31/2013	11.427	14.739	28
	12/31/2014	14.739	15.644	13
	12/31/2015	15.644	14.799	14
	12/31/2016	14.799	17.191	51
	12/31/2017	17.191	19.358	48
2.90%
	12/31/2010	N/A	10.563	16
	12/31/2011	10.563	10.024	16
	12/31/2012	10.024	11.412	22
	12/31/2013	11.412	14.712	37
	12/31/2014	14.712	15.608	46
	12/31/2015	15.608	14.757	48
	12/31/2016	14.757	17.133	155
	12/31/2017	17.133	19.284	154
2.95%
	12/31/2010	N/A	10.560	5
	12/31/2011	10.560	10.016	5
	12/31/2012	10.016	11.397	5
	12/31/2013	11.397	14.685	9
	12/31/2014	14.685	15.571	6
	12/31/2015	15.571	14.715	8
	12/31/2016	14.715	17.076	68
	12/31/2017	17.076	19.210	50
3.00%
	12/31/2010	N/A	10.556	0
	12/31/2011	10.556	10.007	0
	12/31/2012	10.007	11.381	2
	12/31/2013	11.381	14.658	3
	12/31/2014	14.658	15.535	7
	12/31/2015	15.535	14.673	8
	12/31/2016	14.673	17.019	19
	12/31/2017	17.019	19.136	16
3.05%
	12/31/2010	N/A	10.552	0
	12/31/2011	10.552	9.999	0
	12/31/2012	9.999	11.366	0
	12/31/2013	11.366	14.631	1
	12/31/2014	14.631	15.499	7
	12/31/2015	15.499	14.631	17
	12/31/2016	14.631	16.963	91
	12/31/2017	16.963	19.063	93
3.10%
	12/31/2010	N/A	10.549	0
	12/31/2011	10.549	9.990	0
	12/31/2012	9.990	11.351	0
	12/31/2013	11.351	14.604	0
	12/31/2014	14.604	15.463	1
	12/31/2015	15.463	14.590	1
	12/31/2016	14.590	16.906	5
	12/31/2017	16.906	18.990	4
3.15%
	12/31/2010	N/A	10.545	0
	12/31/2011	10.545	9.982	0
	12/31/2012	9.982	11.336	0
	12/31/2013	11.336	14.577	0
	12/31/2014	14.577	15.426	4
	12/31/2015	15.426	14.549	3
	12/31/2016	14.549	16.850	22
	12/31/2017	16.850	18.917	25
3.20%
	12/31/2013	N/A	21.328	0
	12/31/2014	21.328	22.558	2
	12/31/2015	22.558	21.264	2
	12/31/2016	21.264	24.615	13
	12/31/2017	24.615	27.621	13
3.25%
	12/31/2013	N/A	21.277	0
	12/31/2014	21.277	22.494	0
	12/31/2015	22.494	21.193	0
	12/31/2016	21.193	24.520	0
	12/31/2017	24.520	27.501	0
3.30%
	12/31/2013	N/A	21.227	0
	12/31/2014	21.227	22.430	0
	12/31/2015	22.430	21.122	1
	12/31/2016	21.122	24.426	12
	12/31/2017	24.426	27.382	10
3.35%
	12/31/2013	N/A	21.177	0
	12/31/2014	21.177	22.366	0
	12/31/2015	22.366	21.051	0
	12/31/2016	21.051	24.332	0
	12/31/2017	24.332	27.263	0
3.40%
	12/31/2013	N/A	21.128	0
	12/31/2014	21.128	22.302	0
	12/31/2015	22.302	20.981	0
	12/31/2016	20.981	24.238	0
	12/31/2017	24.238	27.144	0
AZL Moderate Index Strategy Fund
1.65%
	12/31/2008	12.715	9.515	135
	12/31/2009	9.515	11.497	252
	12/31/2010	11.497	12.637	1497
	12/31/2011	12.637	12.160	2997
	12/31/2012	12.160	13.384	2986
	12/31/2013	13.384	16.412	4400
	12/31/2014	16.412	17.516	4681
	12/31/2015	17.516	16.804	4332
	12/31/2016	16.804	18.002	3629
	12/31/2017	18.002	20.063	3146
1.70%
	12/31/2008	12.691	9.492	558
	12/31/2009	9.492	11.465	565
	12/31/2010	11.465	12.595	1985
	12/31/2011	12.595	12.113	3155
	12/31/2012	12.113	13.326	3128
	12/31/2013	13.326	16.333	4083
	12/31/2014	16.333	17.423	4128
	12/31/2015	17.423	16.706	3707
	12/31/2016	16.706	17.888	3225
	12/31/2017	17.888	19.926	2893
1.75%
	12/31/2009	N/A	11.423	22
	12/31/2010	11.423	12.543	104
	12/31/2011	12.543	12.057	158
	12/31/2012	12.057	13.258	185
	12/31/2013	13.258	16.241	275
	12/31/2014	16.241	17.316	214
	12/31/2015	17.316	16.596	238
	12/31/2016	16.596	17.761	207
	12/31/2017	17.761	19.775	195
1.80%
	12/31/2008	N/A	9.448	82
	12/31/2009	9.448	11.400	153
	12/31/2010	11.400	12.511	164
	12/31/2011	12.511	12.021	160
	12/31/2012	12.021	13.211	133
	12/31/2013	13.211	16.176	153
	12/31/2014	16.176	17.238	166
	12/31/2015	17.238	16.513	116
	12/31/2016	16.513	17.663	52
	12/31/2017	17.663	19.656	44
1.95%
	12/31/2008	12.575	9.382	197
	12/31/2009	9.382	11.303	265
	12/31/2010	11.303	12.387	699
	12/31/2011	12.387	11.883	979
	12/31/2012	11.883	13.040	1065
	12/31/2013	13.040	15.943	1520
	12/31/2014	15.943	16.964	1563
	12/31/2015	16.964	16.226	1399
	12/31/2016	16.226	17.330	1212
	12/31/2017	17.330	19.257	1069
2.05%
	12/31/2008	N/A	9.339	27
	12/31/2009	9.339	11.240	104
	12/31/2010	11.240	12.305	178
	12/31/2011	12.305	11.793	207
	12/31/2012	11.793	12.928	176
	12/31/2013	12.928	15.790	214
	12/31/2014	15.790	16.784	180
	12/31/2015	16.784	16.038	167
	12/31/2016	16.038	17.112	134
	12/31/2017	17.112	18.996	125
2.10%
	12/31/2008	12.506	9.317	199
	12/31/2009	9.317	11.207	498
	12/31/2010	11.207	12.263	488
	12/31/2011	12.263	11.747	458
	12/31/2012	11.747	12.872	413
	12/31/2013	12.872	15.713	405
	12/31/2014	15.713	16.694	403
	12/31/2015	16.694	15.944	413
	12/31/2016	15.944	17.003	354
	12/31/2017	17.003	18.866	328
2.15%
	12/31/2008	N/A	9.295	1
	12/31/2009	9.295	11.176	2
	12/31/2010	11.176	12.223	2
	12/31/2011	12.223	11.703	4
	12/31/2012	11.703	12.816	4
	12/31/2013	12.816	15.638	4
	12/31/2014	15.638	16.606	4
	12/31/2015	16.606	15.852	2
	12/31/2016	15.852	16.897	2
	12/31/2017	16.897	18.738	2
2.20%
	12/31/2008	12.461	9.273	238
	12/31/2009	9.273	11.144	467
	12/31/2010	11.144	12.182	444
	12/31/2011	12.182	11.658	441
	12/31/2012	11.658	12.760	413
	12/31/2013	12.760	15.562	523
	12/31/2014	15.562	16.517	583
	12/31/2015	16.517	15.759	613
	12/31/2016	15.759	16.789	448
	12/31/2017	16.789	18.609	393
2.25%
	12/31/2008	12.438	9.252	284
	12/31/2009	9.252	11.112	562
	12/31/2010	11.112	12.141	632
	12/31/2011	12.141	11.613	591
	12/31/2012	11.613	12.705	554
	12/31/2013	12.705	15.487	585
	12/31/2014	15.487	16.429	589
	12/31/2015	16.429	15.667	545
	12/31/2016	15.667	16.683	485
	12/31/2017	16.683	18.482	488
2.30%
	12/31/2009	N/A	11.081	3
	12/31/2010	11.081	12.100	3
	12/31/2011	12.100	11.568	3
	12/31/2012	11.568	12.650	1
	12/31/2013	12.650	15.412	0
	12/31/2014	15.412	16.341	22
	12/31/2015	16.341	15.576	18
	12/31/2016	15.576	16.578	18
	12/31/2017	16.578	18.356	0
2.35%
	12/31/2008	12.392	9.208	314
	12/31/2009	9.208	11.050	1644
	12/31/2010	11.050	12.060	1636
	12/31/2011	12.060	11.524	1656
	12/31/2012	11.524	12.595	1546
	12/31/2013	12.595	15.337	1825
	12/31/2014	15.337	16.254	1934
	12/31/2015	16.254	15.485	1790
	12/31/2016	15.485	16.473	1628
	12/31/2017	16.473	18.231	1511
2.40%
	12/31/2008	12.369	9.187	75
	12/31/2009	9.187	11.018	346
	12/31/2010	11.018	12.020	307
	12/31/2011	12.020	11.480	282
	12/31/2012	11.480	12.541	251
	12/31/2013	12.541	15.263	347
	12/31/2014	15.263	16.168	451
	12/31/2015	16.168	15.395	370
	12/31/2016	15.395	16.369	297
	12/31/2017	16.369	18.107	297
2.45%
	12/31/2008	12.347	9.165	100
	12/31/2009	9.165	10.987	145
	12/31/2010	10.987	11.980	133
	12/31/2011	11.980	11.436	150
	12/31/2012	11.436	12.487	134
	12/31/2013	12.487	15.190	141
	12/31/2014	15.190	16.082	141
	12/31/2015	16.082	15.305	164
	12/31/2016	15.305	16.265	158
	12/31/2017	16.265	17.984	139
2.50%
	12/31/2008	12.324	9.144	239
	12/31/2009	9.144	10.956	1790
	12/31/2010	10.956	11.940	1886
	12/31/2011	11.940	11.392	1873
	12/31/2012	11.392	12.432	1753
	12/31/2013	12.432	15.116	2071
	12/31/2014	15.116	15.996	2016
	12/31/2015	15.996	15.216	2038
	12/31/2016	15.216	16.163	1682
	12/31/2017	16.163	17.861	1506
2.55%
	12/31/2008	12.301	9.123	42
	12/31/2009	9.123	10.925	154
	12/31/2010	10.925	11.900	182
	12/31/2011	11.900	11.349	178
	12/31/2012	11.349	12.379	187
	12/31/2013	12.379	15.043	224
	12/31/2014	15.043	15.911	232
	12/31/2015	15.911	15.128	247
	12/31/2016	15.128	16.061	259
	12/31/2017	16.061	17.740	216
2.60%
	12/31/2008	12.279	9.101	95
	12/31/2009	9.101	10.894	793
	12/31/2010	10.894	11.861	771
	12/31/2011	11.861	11.305	794
	12/31/2012	11.305	12.325	756
	12/31/2013	12.325	14.971	843
	12/31/2014	14.971	15.826	883
	12/31/2015	15.826	15.040	1056
	12/31/2016	15.040	15.959	920
	12/31/2017	15.959	17.619	666
2.65%
	12/31/2008	12.256	9.080	131
	12/31/2009	9.080	10.863	934
	12/31/2010	10.863	11.821	991
	12/31/2011	11.821	11.262	1092
	12/31/2012	11.262	12.272	1022
	12/31/2013	12.272	14.899	1182
	12/31/2014	14.899	15.742	1245
	12/31/2015	15.742	14.952	1136
	12/31/2016	14.952	15.858	951
	12/31/2017	15.858	17.499	910
2.70%
	12/31/2008	12.234	9.059	29
	12/31/2009	9.059	10.832	97
	12/31/2010	10.832	11.782	157
	12/31/2011	11.782	11.219	210
	12/31/2012	11.219	12.219	202
	12/31/2013	12.219	14.827	226
	12/31/2014	14.827	15.658	219
	12/31/2015	15.658	14.865	207
	12/31/2016	14.865	15.758	156
	12/31/2017	15.758	17.379	138
2.75%
	12/31/2008	12.211	9.038	12
	12/31/2009	9.038	10.802	488
	12/31/2010	10.802	11.742	592
	12/31/2011	11.742	11.176	618
	12/31/2012	11.176	12.166	700
	12/31/2013	12.166	14.755	778
	12/31/2014	14.755	15.575	843
	12/31/2015	15.575	14.778	877
	12/31/2016	14.778	15.658	803
	12/31/2017	15.658	17.261	721
2.80%
	12/31/2008	12.189	9.017	30
	12/31/2009	9.017	10.771	444
	12/31/2010	10.771	11.703	566
	12/31/2011	11.703	11.133	630
	12/31/2012	11.133	12.113	632
	12/31/2013	12.113	14.684	634
	12/31/2014	14.684	15.492	729
	12/31/2015	15.492	14.692	729
	12/31/2016	14.692	15.559	576
	12/31/2017	15.559	17.143	436
2.85%
	12/31/2008	12.167	8.996	6
	12/31/2009	8.996	10.740	66
	12/31/2010	10.740	11.664	58
	12/31/2011	11.664	11.090	49
	12/31/2012	11.090	12.061	45
	12/31/2013	12.061	14.613	73
	12/31/2014	14.613	15.409	101
	12/31/2015	15.409	14.607	115
	12/31/2016	14.607	15.461	109
	12/31/2017	15.461	17.026	98
2.90%
	12/31/2008	12.144	8.975	32
	12/31/2009	8.975	10.710	361
	12/31/2010	10.710	11.625	365
	12/31/2011	11.625	11.048	269
	12/31/2012	11.048	12.008	270
	12/31/2013	12.008	14.542	320
	12/31/2014	14.542	15.327	392
	12/31/2015	15.327	14.522	371
	12/31/2016	14.522	15.363	329
	12/31/2017	15.363	16.910	329
2.95%
	12/31/2008	12.122	8.954	16
	12/31/2009	8.954	10.680	129
	12/31/2010	10.680	11.587	148
	12/31/2011	11.587	11.006	269
	12/31/2012	11.006	11.956	250
	12/31/2013	11.956	14.472	300
	12/31/2014	14.472	15.246	406
	12/31/2015	15.246	14.437	349
	12/31/2016	14.437	15.266	190
	12/31/2017	15.266	16.795	170
3.00%
	12/31/2008	N/A	8.934	0
	12/31/2009	8.934	10.650	6
	12/31/2010	10.650	11.549	14
	12/31/2011	11.549	10.964	13
	12/31/2012	10.964	11.906	10
	12/31/2013	11.906	14.404	23
	12/31/2014	14.404	15.166	80
	12/31/2015	15.166	14.354	66
	12/31/2016	14.354	15.171	63
	12/31/2017	15.171	16.682	44
3.05%
	12/31/2009	N/A	10.620	211
	12/31/2010	10.620	11.510	245
	12/31/2011	11.510	10.922	160
	12/31/2012	10.922	11.853	160
	12/31/2013	11.853	14.333	281
	12/31/2014	14.333	15.084	326
	12/31/2015	15.084	14.270	345
	12/31/2016	14.270	15.074	255
	12/31/2017	15.074	16.568	353
3.10%
	12/31/2009	N/A	10.590	48
	12/31/2010	10.590	11.472	60
	12/31/2011	11.472	10.880	94
	12/31/2012	10.880	11.802	83
	12/31/2013	11.802	14.264	118
	12/31/2014	14.264	15.004	110
	12/31/2015	15.004	14.187	63
	12/31/2016	14.187	14.979	57
	12/31/2017	14.979	16.455	66
3.15%
	12/31/2009	N/A	10.560	5
	12/31/2010	10.560	11.434	8
	12/31/2011	11.434	10.838	13
	12/31/2012	10.838	11.751	12
	12/31/2013	11.751	14.195	82
	12/31/2014	14.195	14.924	94
	12/31/2015	14.924	14.104	34
	12/31/2016	14.104	14.885	28
	12/31/2017	14.885	16.343	31
3.20%
	12/31/2013	N/A	14.537	1
	12/31/2014	14.537	15.276	12
	12/31/2015	15.276	14.430	17
	12/31/2016	14.430	15.220	18
	12/31/2017	15.220	16.703	49
3.25%
	12/31/2013	N/A	14.467	0
	12/31/2014	14.467	15.195	0
	12/31/2015	15.195	14.346	0
	12/31/2016	14.346	15.124	0
	12/31/2017	15.124	16.589	0
3.30%
	12/31/2013	N/A	13.992	0
	12/31/2014	13.992	14.688	17
	12/31/2015	14.688	13.860	38
	12/31/2016	13.860	14.605	37
	12/31/2017	14.605	16.012	38
3.35%
	12/31/2013	N/A	14.328	0
	12/31/2014	14.328	15.033	0
	12/31/2015	15.033	14.179	3
	12/31/2016	14.179	14.934	3
	12/31/2017	14.934	16.364	1
3.40%
	12/31/2013	N/A	14.258	0
	12/31/2014	14.258	14.953	0
	12/31/2015	14.953	14.096	0
	12/31/2016	14.096	14.839	0
	12/31/2017	14.839	16.252	0
AZL Morgan Stanley Global Real Estate Fund
1.65%
	12/31/2008	10.806	5.758	172
	12/31/2009	5.758	7.940	33
	12/31/2010	7.940	9.439	87
	12/31/2011	9.439	8.362	207
	12/31/2012	8.362	10.680	190
	12/31/2013	10.680	10.822	120
	12/31/2014	10.822	12.111	82
	12/31/2015	12.111	11.753	62
	12/31/2016	11.753	11.923	50
	12/31/2017	11.923	12.869	35
1.70%
	12/31/2008	10.797	5.750	337
	12/31/2009	5.750	7.925	100
	12/31/2010	7.925	9.417	168
	12/31/2011	9.417	8.338	274
	12/31/2012	8.338	10.644	253
	12/31/2013	10.644	10.781	209
	12/31/2014	10.781	12.059	177
	12/31/2015	12.059	11.697	156
	12/31/2016	11.697	11.860	133
	12/31/2017	11.860	12.794	107
1.75%
	12/31/2009	N/A	7.910	0
	12/31/2010	7.910	9.395	7
	12/31/2011	9.395	8.314	9
	12/31/2012	8.314	10.609	6
	12/31/2013	10.609	10.740	2
	12/31/2014	10.740	12.006	15
	12/31/2015	12.006	11.640	6
	12/31/2016	11.640	11.797	1
	12/31/2017	11.797	12.720	1
1.80%
	12/31/2008	N/A	5.735	101
	12/31/2009	5.735	7.896	158
	12/31/2010	7.896	9.373	135
	12/31/2011	9.373	8.291	130
	12/31/2012	8.291	10.573	108
	12/31/2013	10.573	10.699	99
	12/31/2014	10.699	11.955	76
	12/31/2015	11.955	11.584	56
	12/31/2016	11.584	11.734	41
	12/31/2017	11.734	12.646	33
1.95%
	12/31/2008	10.752	5.711	35
	12/31/2009	5.711	7.852	83
	12/31/2010	7.852	9.307	89
	12/31/2011	9.307	8.221	130
	12/31/2012	8.221	10.468	104
	12/31/2013	10.468	10.576	90
	12/31/2014	10.576	11.800	92
	12/31/2015	11.800	11.417	75
	12/31/2016	11.417	11.547	46
	12/31/2017	11.547	12.426	40
2.05%
	12/31/2008	N/A	5.696	14
	12/31/2009	5.696	7.824	36
	12/31/2010	7.824	9.264	57
	12/31/2011	9.264	8.174	59
	12/31/2012	8.174	10.398	39
	12/31/2013	10.398	10.495	33
	12/31/2014	10.495	11.698	24
	12/31/2015	11.698	11.307	22
	12/31/2016	11.307	11.425	8
	12/31/2017	11.425	12.282	8
2.10%
	12/31/2008	10.725	5.689	114
	12/31/2009	5.689	7.809	302
	12/31/2010	7.809	9.242	296
	12/31/2011	9.242	8.151	292
	12/31/2012	8.151	10.363	231
	12/31/2013	10.363	10.455	241
	12/31/2014	10.455	11.647	149
	12/31/2015	11.647	11.252	111
	12/31/2016	11.252	11.364	91
	12/31/2017	11.364	12.210	86
2.15%
	12/31/2008	N/A	5.681	9
	12/31/2009	5.681	7.795	12
	12/31/2010	7.795	9.221	11
	12/31/2011	9.221	8.128	9
	12/31/2012	8.128	10.329	7
	12/31/2013	10.329	10.415	6
	12/31/2014	10.415	11.597	5
	12/31/2015	11.597	11.198	4
	12/31/2016	11.198	11.304	4
	12/31/2017	11.304	12.140	4
2.20%
	12/31/2008	10.707	5.673	172
	12/31/2009	5.673	7.781	263
	12/31/2010	7.781	9.199	260
	12/31/2011	9.199	8.105	247
	12/31/2012	8.105	10.294	219
	12/31/2013	10.294	10.375	200
	12/31/2014	10.375	11.546	166
	12/31/2015	11.546	11.144	154
	12/31/2016	11.144	11.243	147
	12/31/2017	11.243	12.068	146
2.25%
	12/31/2008	10.698	5.666	123
	12/31/2009	5.666	7.766	257
	12/31/2010	7.766	9.177	285
	12/31/2011	9.177	8.082	287
	12/31/2012	8.082	10.260	257
	12/31/2013	10.260	10.335	227
	12/31/2014	10.335	11.496	183
	12/31/2015	11.496	11.090	141
	12/31/2016	11.090	11.183	114
	12/31/2017	11.183	11.998	106
2.30%
	12/31/2009	N/A	7.752	1
	12/31/2010	7.752	9.156	7
	12/31/2011	9.156	8.059	7
	12/31/2012	8.059	10.226	12
	12/31/2013	10.226	10.295	9
	12/31/2014	10.295	11.446	10
	12/31/2015	11.446	11.036	7
	12/31/2016	11.036	11.123	3
	12/31/2017	11.123	11.928	0
2.35%
	12/31/2008	10.680	5.651	250
	12/31/2009	5.651	7.738	401
	12/31/2010	7.738	9.135	394
	12/31/2011	9.135	8.036	391
	12/31/2012	8.036	10.192	324
	12/31/2013	10.192	10.256	308
	12/31/2014	10.256	11.397	268
	12/31/2015	11.397	10.983	221
	12/31/2016	10.983	11.064	201
	12/31/2017	11.064	11.859	182
2.40%
	12/31/2008	10.671	5.643	87
	12/31/2009	5.643	7.723	244
	12/31/2010	7.723	9.113	216
	12/31/2011	9.113	8.013	233
	12/31/2012	8.013	10.158	195
	12/31/2013	10.158	10.216	184
	12/31/2014	10.216	11.348	155
	12/31/2015	11.348	10.930	137
	12/31/2016	10.930	11.005	143
	12/31/2017	11.005	11.790	160
2.45%
	12/31/2008	10.662	5.635	78
	12/31/2009	5.635	7.709	120
	12/31/2010	7.709	9.092	108
	12/31/2011	9.092	7.990	110
	12/31/2012	7.990	10.124	89
	12/31/2013	10.124	10.177	77
	12/31/2014	10.177	11.298	63
	12/31/2015	11.298	10.877	54
	12/31/2016	10.877	10.947	53
	12/31/2017	10.947	11.721	52
2.50%
	12/31/2008	10.653	5.628	135
	12/31/2009	5.628	7.695	277
	12/31/2010	7.695	9.071	258
	12/31/2011	9.071	7.968	283
	12/31/2012	7.968	10.090	279
	12/31/2013	10.090	10.138	244
	12/31/2014	10.138	11.249	209
	12/31/2015	11.249	10.825	181
	12/31/2016	10.825	10.888	164
	12/31/2017	10.888	11.653	145
2.55%
	12/31/2008	10.645	5.620	28
	12/31/2009	5.620	7.681	145
	12/31/2010	7.681	9.049	135
	12/31/2011	9.049	7.945	145
	12/31/2012	7.945	10.056	129
	12/31/2013	10.056	10.099	123
	12/31/2014	10.099	11.201	87
	12/31/2015	11.201	10.772	77
	12/31/2016	10.772	10.830	73
	12/31/2017	10.830	11.585	68
2.60%
	12/31/2008	10.636	5.613	90
	12/31/2009	5.613	7.667	116
	12/31/2010	7.667	9.028	126
	12/31/2011	9.028	7.923	122
	12/31/2012	7.923	10.023	111
	12/31/2013	10.023	10.061	105
	12/31/2014	10.061	11.152	120
	12/31/2015	11.152	10.720	110
	12/31/2016	10.720	10.773	101
	12/31/2017	10.773	11.518	97
2.65%
	12/31/2008	10.627	5.605	156
	12/31/2009	5.605	7.653	194
	12/31/2010	7.653	9.007	210
	12/31/2011	9.007	7.900	228
	12/31/2012	7.900	9.989	189
	12/31/2013	9.989	10.022	192
	12/31/2014	10.022	11.104	177
	12/31/2015	11.104	10.669	132
	12/31/2016	10.669	10.715	119
	12/31/2017	10.715	11.450	112
2.70%
	12/31/2008	10.618	5.598	32
	12/31/2009	5.598	7.639	48
	12/31/2010	7.639	8.986	45
	12/31/2011	8.986	7.878	46
	12/31/2012	7.878	9.956	28
	12/31/2013	9.956	9.984	28
	12/31/2014	9.984	11.056	48
	12/31/2015	11.056	10.617	24
	12/31/2016	10.617	10.658	34
	12/31/2017	10.658	11.384	18
2.75%
	12/31/2008	10.609	5.590	25
	12/31/2009	N/A	7.625	46
	12/31/2010	7.625	8.965	38
	12/31/2011	8.965	7.856	37
	12/31/2012	7.856	9.923	32
	12/31/2013	9.923	9.945	37
	12/31/2014	9.945	11.008	51
	12/31/2015	11.008	10.566	55
	12/31/2016	10.566	10.601	59
	12/31/2017	10.601	11.317	61
2.80%
	12/31/2008	10.600	5.583	12
	12/31/2009	5.583	7.611	40
	12/31/2010	7.611	8.944	31
	12/31/2011	8.944	7.833	31
	12/31/2012	7.833	9.890	35
	12/31/2013	9.890	9.907	27
	12/31/2014	9.907	10.960	52
	12/31/2015	10.960	10.515	25
	12/31/2016	10.515	10.545	20
	12/31/2017	10.545	11.252	12
2.85%
	12/31/2008	10.591	5.575	13
	12/31/2009	5.575	7.597	33
	12/31/2010	7.597	8.923	25
	12/31/2011	8.923	7.811	27
	12/31/2012	7.811	9.857	24
	12/31/2013	9.857	9.869	24
	12/31/2014	9.869	10.913	24
	12/31/2015	10.913	10.464	20
	12/31/2016	10.464	10.489	27
	12/31/2017	10.489	11.186	26
2.90%
	12/31/2008	10.582	5.568	22
	12/31/2009	5.568	7.583	36
	12/31/2010	7.583	8.902	40
	12/31/2011	8.902	7.789	43
	12/31/2012	7.789	9.824	37
	12/31/2013	9.824	9.831	34
	12/31/2014	9.831	10.865	46
	12/31/2015	10.865	10.413	48
	12/31/2016	10.413	10.433	51
	12/31/2017	10.433	11.121	53
2.95%
	12/31/2008	10.573	5.560	10
	12/31/2009	5.560	7.569	17
	12/31/2010	7.569	8.882	14
	12/31/2011	8.882	7.767	15
	12/31/2012	7.767	9.791	17
	12/31/2013	9.791	9.794	15
	12/31/2014	9.794	10.818	21
	12/31/2015	10.818	10.363	13
	12/31/2016	10.363	10.377	13
	12/31/2017	10.377	11.056	8
3.00%
	12/31/2008	N/A	5.554	1
	12/31/2009	5.554	7.555	1
	12/31/2010	7.555	8.862	3
	12/31/2011	8.862	7.746	6
	12/31/2012	7.746	9.759	1
	12/31/2013	9.759	9.757	7
	12/31/2014	9.757	10.772	11
	12/31/2015	10.772	10.314	12
	12/31/2016	10.314	10.323	8
	12/31/2017	10.323	10.993	6
3.05%
	12/31/2009	N/A	7.541	2
	12/31/2010	7.541	8.840	0
	12/31/2011	8.840	7.723	0
	12/31/2012	7.723	9.726	0
	12/31/2013	9.726	9.719	2
	12/31/2014	9.719	10.725	35
	12/31/2015	10.725	10.264	34
	12/31/2016	10.264	10.267	31
	12/31/2017	10.267	10.928	30
3.10%
	12/31/2009	N/A	7.527	2
	12/31/2010	7.527	8.820	0
	12/31/2011	8.820	7.701	0
	12/31/2012	7.701	9.694	0
	12/31/2013	9.694	9.682	0
	12/31/2014	9.682	10.679	0
	12/31/2015	10.679	10.214	0
	12/31/2016	10.214	10.213	2
	12/31/2017	10.213	10.864	1
3.15%
	12/31/2009	N/A	7.514	0
	12/31/2010	7.514	8.799	0
	12/31/2011	8.799	7.679	0
	12/31/2012	7.679	9.661	0
	12/31/2013	9.661	9.645	1
	12/31/2014	9.645	10.632	6
	12/31/2015	10.632	10.165	12
	12/31/2016	10.165	10.158	12
	12/31/2017	10.158	10.801	13
3.20%
	12/31/2013	N/A	10.351	0
	12/31/2014	10.351	11.406	0
	12/31/2015	11.406	10.899	0
	12/31/2016	10.899	10.886	1
	12/31/2017	10.886	11.569	1
3.25%
	12/31/2013	N/A	10.312	0
	12/31/2014	10.312	11.356	0
	12/31/2015	11.356	10.846	0
	12/31/2016	10.846	10.828	0
	12/31/2017	10.828	11.502	0
3.30%
	12/31/2013	N/A	9.535	0
	12/31/2014	9.535	10.496	6
	12/31/2015	10.496	10.019	12
	12/31/2016	10.019	9.997	12
	12/31/2017	9.997	10.614	13
3.35%
	12/31/2013	N/A	10.233	0
	12/31/2014	10.233	11.258	0
	12/31/2015	11.258	10.741	3
	12/31/2016	10.741	10.713	3
	12/31/2017	10.713	11.368	0
3.40%
	12/31/2013	N/A	10.193	0
	12/31/2014	10.193	11.209	0
	12/31/2015	11.209	10.689	0
	12/31/2016	10.689	10.656	0
	12/31/2017	10.656	11.302	0
AZL MSCI Emerging Markets Equity Index
1.65%
	12/31/2009	N/A	10.714	84
	12/31/2010	10.714	11.846	300
	12/31/2011	11.846	9.640	517
	12/31/2012	9.640	11.476	495
	12/31/2013	11.476	11.052	357
	12/31/2014	11.052	10.303	251
	12/31/2015	10.303	8.829	202
	12/31/2016	8.829	9.544	162
	12/31/2017	9.544	12.826	117
1.70%
	12/31/2009	N/A	10.695	212
	12/31/2010	10.695	11.818	254
	12/31/2011	11.818	9.612	401
	12/31/2012	9.612	11.438	385
	12/31/2013	11.438	11.009	312
	12/31/2014	11.009	10.259	266
	12/31/2015	10.259	8.786	236
	12/31/2016	8.786	9.493	200
	12/31/2017	9.493	12.751	164
1.75%
	12/31/2009	N/A	10.675	1
	12/31/2010	10.675	11.791	20
	12/31/2011	11.791	9.585	54
	12/31/2012	9.585	11.400	47
	12/31/2013	11.400	10.967	23
	12/31/2014	10.967	10.214	21
	12/31/2015	10.214	8.744	19
	12/31/2016	8.744	9.442	18
	12/31/2017	9.442	12.677	13
1.80%
	12/31/2009	N/A	10.656	294
	12/31/2010	10.656	11.763	325
	12/31/2011	11.763	9.558	316
	12/31/2012	9.558	11.362	251
	12/31/2013	11.362	10.925	208
	12/31/2014	10.925	10.170	137
	12/31/2015	10.170	8.702	128
	12/31/2016	8.702	9.392	100
	12/31/2017	9.392	12.604	78
1.95%
	12/31/2009	N/A	10.597	123
	12/31/2010	10.597	11.681	209
	12/31/2011	11.681	9.477	251
	12/31/2012	9.477	11.249	243
	12/31/2013	11.249	10.800	191
	12/31/2014	10.800	10.039	170
	12/31/2015	10.039	8.576	135
	12/31/2016	8.576	9.243	93
	12/31/2017	9.243	12.385	69
2.05%
	12/31/2009	N/A	10.558	124
	12/31/2010	10.558	11.627	164
	12/31/2011	11.627	9.424	184
	12/31/2012	9.424	11.174	186
	12/31/2013	11.174	10.717	144
	12/31/2014	10.717	9.952	72
	12/31/2015	9.952	8.494	74
	12/31/2016	8.494	9.145	58
	12/31/2017	9.145	12.241	46
2.10%
	12/31/2009	N/A	10.538	561
	12/31/2010	10.538	11.599	605
	12/31/2011	11.599	9.397	613
	12/31/2012	9.397	11.136	571
	12/31/2013	11.136	10.676	599
	12/31/2014	10.676	9.909	513
	12/31/2015	9.909	8.453	460
	12/31/2016	8.453	9.096	379
	12/31/2017	9.096	12.169	331
2.15%
	12/31/2009	N/A	10.519	18
	12/31/2010	10.519	11.573	19
	12/31/2011	11.573	9.370	16
	12/31/2012	9.370	11.100	15
	12/31/2013	11.100	10.635	14
	12/31/2014	10.635	9.866	9
	12/31/2015	9.866	8.412	10
	12/31/2016	8.412	9.048	10
	12/31/2017	9.048	12.099	9
2.20%
	12/31/2009	N/A	10.500	448
	12/31/2010	10.500	11.545	596
	12/31/2011	11.545	9.343	609
	12/31/2012	9.343	11.062	542
	12/31/2013	11.062	10.594	516
	12/31/2014	10.594	9.823	480
	12/31/2015	9.823	8.371	451
	12/31/2016	8.371	8.999	422
	12/31/2017	8.999	12.028	358
2.25%
	12/31/2009	N/A	10.480	306
	12/31/2010	10.480	11.518	389
	12/31/2011	11.518	9.317	405
	12/31/2012	9.317	11.025	346
	12/31/2013	11.025	10.554	330
	12/31/2014	10.554	9.780	331
	12/31/2015	9.780	8.331	327
	12/31/2016	8.331	8.951	246
	12/31/2017	8.951	11.958	212
2.30%
	12/31/2009	N/A	10.461	6
	12/31/2010	10.461	11.491	9
	12/31/2011	11.491	9.290	8
	12/31/2012	9.290	10.988	8
	12/31/2013	10.988	10.513	6
	12/31/2014	10.513	9.738	7
	12/31/2015	9.738	8.290	6
	12/31/2016	8.290	8.903	2
	12/31/2017	8.903	11.888	1
2.35%
	12/31/2009	N/A	10.442	661
	12/31/2010	10.442	11.464	757
	12/31/2011	11.464	9.264	739
	12/31/2012	9.264	10.952	668
	12/31/2013	10.952	10.473	585
	12/31/2014	10.473	9.696	544
	12/31/2015	9.696	8.250	543
	12/31/2016	8.250	8.856	485
	12/31/2017	8.856	11.819	456
2.40%
	12/31/2009	N/A	10.423	654
	12/31/2010	10.423	11.437	569
	12/31/2011	11.437	9.238	419
	12/31/2012	9.238	10.915	369
	12/31/2013	10.915	10.433	340
	12/31/2014	10.433	9.654	353
	12/31/2015	9.654	8.211	276
	12/31/2016	8.211	8.809	253
	12/31/2017	8.809	11.750	201
2.45%
	12/31/2009	N/A	10.404	137
	12/31/2010	10.404	11.411	163
	12/31/2011	11.411	9.212	166
	12/31/2012	9.212	10.879	149
	12/31/2013	10.879	10.393	112
	12/31/2014	10.393	9.612	94
	12/31/2015	9.612	8.171	96
	12/31/2016	8.171	8.762	88
	12/31/2017	8.762	11.682	71
2.50%
	12/31/2009	N/A	10.384	456
	12/31/2010	10.384	11.384	471
	12/31/2011	11.384	9.186	531
	12/31/2012	9.186	10.843	477
	12/31/2013	10.843	10.353	439
	12/31/2014	10.353	9.570	407
	12/31/2015	9.570	8.131	409
	12/31/2016	8.131	8.715	377
	12/31/2017	8.715	11.614	329
2.55%
	12/31/2009	N/A	10.365	226
	12/31/2010	10.365	11.357	232
	12/31/2011	11.357	9.160	244
	12/31/2012	9.160	10.806	218
	12/31/2013	10.806	10.313	205
	12/31/2014	10.313	9.529	183
	12/31/2015	9.529	8.092	169
	12/31/2016	8.092	8.669	134
	12/31/2017	8.669	11.546	114
2.60%
	12/31/2009	N/A	10.346	177
	12/31/2010	10.346	11.331	210
	12/31/2011	11.331	9.134	230
	12/31/2012	9.134	10.770	190
	12/31/2013	10.770	10.274	151
	12/31/2014	10.274	9.488	189
	12/31/2015	9.488	8.053	197
	12/31/2016	8.053	8.623	183
	12/31/2017	8.623	11.479	148
2.65%
	12/31/2009	N/A	10.327	267
	12/31/2010	10.327	11.304	254
	12/31/2011	11.304	9.108	245
	12/31/2012	9.108	10.734	224
	12/31/2013	10.734	10.234	220
	12/31/2014	10.234	9.447	220
	12/31/2015	9.447	8.014	212
	12/31/2016	8.014	8.577	192
	12/31/2017	8.577	11.412	166
2.70%
	12/31/2009	N/A	10.308	120
	12/31/2010	10.308	11.278	114
	12/31/2011	11.278	9.082	86
	12/31/2012	9.082	10.699	81
	12/31/2013	10.699	10.195	75
	12/31/2014	10.195	9.406	57
	12/31/2015	9.406	7.975	60
	12/31/2016	7.975	8.531	57
	12/31/2017	8.531	11.346	82
2.75%
	12/31/2009	N/A	10.289	84
	12/31/2010	10.289	11.252	64
	12/31/2011	11.252	9.056	73
	12/31/2012	9.056	10.663	63
	12/31/2013	10.663	10.156	76
	12/31/2014	10.156	9.365	84
	12/31/2015	9.365	7.937	83
	12/31/2016	7.937	8.485	79
	12/31/2017	8.485	11.280	72
2.80%
	12/31/2009	N/A	10.270	135
	12/31/2010	10.270	11.225	144
	12/31/2011	11.225	9.030	138
	12/31/2012	9.030	10.627	127
	12/31/2013	10.627	10.117	86
	12/31/2014	10.117	9.324	66
	12/31/2015	9.324	7.899	83
	12/31/2016	7.899	8.440	99
	12/31/2017	8.440	11.214	131
2.85%
	12/31/2009	N/A	10.251	71
	12/31/2010	10.251	11.199	63
	12/31/2011	11.199	9.005	67
	12/31/2012	9.005	10.592	60
	12/31/2013	10.592	10.078	54
	12/31/2014	10.078	9.284	56
	12/31/2015	9.284	7.860	59
	12/31/2016	7.860	8.395	59
	12/31/2017	8.395	11.149	57
2.90%
	12/31/2009	N/A	10.233	67
	12/31/2010	10.233	11.173	62
	12/31/2011	11.173	8.979	59
	12/31/2012	8.979	10.557	58
	12/31/2013	10.557	10.040	54
	12/31/2014	10.040	9.244	72
	12/31/2015	9.244	7.822	83
	12/31/2016	7.822	8.351	74
	12/31/2017	8.351	11.084	77
2.95%
	12/31/2009	N/A	10.214	111
	12/31/2010	10.214	11.147	49
	12/31/2011	11.147	8.954	34
	12/31/2012	8.954	10.521	34
	12/31/2013	10.521	10.001	35
	12/31/2014	10.001	9.204	39
	12/31/2015	9.204	7.785	30
	12/31/2016	7.785	8.306	47
	12/31/2017	8.306	11.019	50
3.00%
	12/31/2009	N/A	10.196	4
	12/31/2010	10.196	11.122	7
	12/31/2011	11.122	8.929	0
	12/31/2012	8.929	10.487	2
	12/31/2013	10.487	9.964	5
	12/31/2014	9.964	9.165	15
	12/31/2015	9.165	7.748	19
	12/31/2016	7.748	8.263	19
	12/31/2017	8.263	10.956	18
3.05%
	12/31/2009	N/A	10.177	7
	12/31/2010	10.177	11.095	0
	12/31/2011	11.095	8.903	0
	12/31/2012	8.903	10.452	0
	12/31/2013	10.452	9.925	11
	12/31/2014	9.925	9.124	30
	12/31/2015	9.124	7.710	39
	12/31/2016	7.710	8.218	40
	12/31/2017	8.218	10.892	40
3.10%
	12/31/2009	N/A	10.158	4
	12/31/2010	10.158	11.069	3
	12/31/2011	11.069	8.878	0
	12/31/2012	8.878	10.417	0
	12/31/2013	10.417	9.887	0
	12/31/2014	9.887	9.085	0
	12/31/2015	9.085	7.673	0
	12/31/2016	7.673	8.174	2
	12/31/2017	8.174	10.828	3
3.15%
	12/31/2009	N/A	10.139	2
	12/31/2010	10.139	11.043	0
	12/31/2011	11.043	8.853	0
	12/31/2012	8.853	10.382	0
	12/31/2013	10.382	9.849	3
	12/31/2014	9.849	9.046	11
	12/31/2015	9.046	7.636	19
	12/31/2016	7.636	8.131	16
	12/31/2017	8.131	10.765	13
3.20%
	12/31/2013	N/A	10.660	1
	12/31/2014	10.660	9.785	2
	12/31/2015	9.785	8.256	2
	12/31/2016	8.256	8.787	2
	12/31/2017	8.787	11.628	3
3.25%
	12/31/2013	N/A	10.619	1
	12/31/2014	10.619	9.743	1
	12/31/2015	9.743	8.216	1
	12/31/2016	8.216	8.740	1
	12/31/2017	8.740	11.561	1
3.30%
	12/31/2013	N/A	9.737	0
	12/31/2014	9.737	8.929	5
	12/31/2015	8.929	7.526	6
	12/31/2016	7.526	8.002	6
	12/31/2017	8.002	10.579	6
3.35%
	12/31/2013	N/A	10.538	0
	12/31/2014	10.538	9.659	0
	12/31/2015	9.659	8.137	0
	12/31/2016	8.137	8.647	0
	12/31/2017	8.647	11.426	1
3.40%
	12/31/2013	N/A	10.497	0
	12/31/2014	10.497	9.617	0
	12/31/2015	9.617	8.098	0
	12/31/2016	8.098	8.601	0
	12/31/2017	8.601	11.360	0
AZL MSCI Global Equity Index Fund
1.65%
	12/31/2014	N/A	15.557	6
	12/31/2015	15.557	13.379	14
	12/31/2016	13.379	13.038	8
	12/31/2017	13.038	15.670	16
1.70%
	12/31/2014	N/A	15.513	3
	12/31/2015	15.513	13.335	12
	12/31/2016	13.335	12.988	19
	12/31/2017	12.988	15.602	47
1.75%
	12/31/2014	N/A	15.469	0
	12/31/2015	15.469	13.290	0
	12/31/2016	13.290	12.938	0
	12/31/2017	12.938	15.535	0
1.95%
	12/31/2014	N/A	15.295	4
	12/31/2015	15.295	13.114	5
	12/31/2016	13.114	12.741	1
	12/31/2017	12.741	15.267	6
2.05%
	12/31/2014	N/A	15.208	0
	12/31/2015	15.208	13.027	0
	12/31/2016	13.027	12.644	0
	12/31/2017	12.644	15.136	0
AZL MVP Balanced Index Strategy Fund
1.65%
	12/31/2012	N/A	10.676	701
	12/31/2013	10.676	11.821	763
	12/31/2014	11.821	12.335	786
	12/31/2015	12.335	12.106	1017
	12/31/2016	12.106	12.695	951
	12/31/2017	12.695	13.912	1007
1.70%
	12/31/2012	N/A	10.671	907
	12/31/2013	10.671	11.809	1367
	12/31/2014	11.809	12.317	1300
	12/31/2015	12.317	12.082	1387
	12/31/2016	12.082	12.664	1485
	12/31/2017	12.664	13.870	1232
1.75%
	12/31/2012	N/A	10.666	57
	12/31/2013	10.666	11.797	55
	12/31/2014	11.797	12.299	26
	12/31/2015	12.299	12.058	20
	12/31/2016	12.058	12.632	23
	12/31/2017	12.632	13.829	20
1.80%
	12/31/2015	N/A	12.034	39
	12/31/2016	12.034	12.601	50
	12/31/2017	12.601	13.788	49
1.95%
	12/31/2012	N/A	10.645	611
	12/31/2013	10.645	11.751	822
	12/31/2014	11.751	12.226	467
	12/31/2015	12.226	11.963	472
	12/31/2016	11.963	12.507	537
	12/31/2017	12.507	13.665	499
2.05%
	12/31/2012	N/A	10.635	0
	12/31/2013	10.635	11.728	0
	12/31/2014	11.728	12.190	0
	12/31/2015	12.190	11.915	26
	12/31/2016	11.915	12.445	16
	12/31/2017	12.445	13.583	16
2.10%
	12/31/2015	N/A	11.892	42
	12/31/2016	11.892	12.414	20
	12/31/2017	12.414	13.543	21
2.15%
	12/31/2015	N/A	11.868	8
	12/31/2016	11.868	12.384	4
	12/31/2017	12.384	13.502	4
2.20%
	12/31/2015	N/A	11.845	14
	12/31/2016	11.845	12.353	46
	12/31/2017	12.353	13.462	47
2.25%
	12/31/2015	N/A	11.821	12
	12/31/2016	11.821	12.322	71
	12/31/2017	12.322	13.422	62
2.30%
	12/31/2015	N/A	11.798	0
	12/31/2016	11.798	12.291	0
	12/31/2017	12.291	13.382	0
2.35%
	12/31/2015	N/A	11.774	45
	12/31/2016	11.774	12.261	44
	12/31/2017	12.261	13.342	65
2.40%
	12/31/2015	N/A	11.751	3
	12/31/2016	11.751	12.230	253
	12/31/2017	12.230	13.302	78
2.45%
	12/31/2015	N/A	11.727	2
	12/31/2016	11.727	12.200	6
	12/31/2017	12.200	13.263	8
2.50%
	12/31/2015	N/A	11.704	44
	12/31/2016	11.704	12.170	42
	12/31/2017	12.170	13.223	70
2.55%
	12/31/2015	N/A	11.681	2
	12/31/2016	11.681	12.139	2
	12/31/2017	12.139	13.184	4
2.60%
	12/31/2015	N/A	11.658	9
	12/31/2016	11.658	12.109	21
	12/31/2017	12.109	13.144	41
2.65%
	12/31/2015	N/A	11.635	2
	12/31/2016	11.635	12.079	53
	12/31/2017	12.079	13.105	24
2.70%
	12/31/2015	N/A	11.611	0
	12/31/2016	11.611	12.049	50
	12/31/2017	12.049	13.066	2
2.75%
	12/31/2015	N/A	11.588	15
	12/31/2016	11.588	12.019	25
	12/31/2017	12.019	13.027	32
2.80%
	12/31/2015	N/A	11.565	26
	12/31/2016	11.565	11.989	60
	12/31/2017	11.989	12.988	24
2.85%
	12/31/2015	N/A	11.542	0
	12/31/2016	11.542	11.960	1
	12/31/2017	11.960	12.950	0
2.90%
	12/31/2015	N/A	11.519	3
	12/31/2016	11.519	11.930	3
	12/31/2017	11.930	12.911	5
2.95%
	12/31/2015	N/A	11.497	0
	12/31/2016	11.497	11.900	154
	12/31/2017	11.900	12.872	0
3.00%
	12/31/2015	N/A	11.474	1
	12/31/2016	11.474	11.871	12
	12/31/2017	11.871	12.834	11
3.05%
	12/31/2015	N/A	11.451	0
	12/31/2016	11.451	11.841	4
	12/31/2017	11.841	12.796	13
3.10%
	12/31/2015	N/A	11.428	0
	12/31/2016	11.428	11.812	0
	12/31/2017	11.812	12.758	0
3.15%
	12/31/2015	N/A	11.406	0
	12/31/2016	11.406	11.782	0
	12/31/2017	11.782	12.720	0
3.20%
	12/31/2015	N/A	11.383	0
	12/31/2016	11.383	11.753	2
	12/31/2017	11.753	12.682	3
3.25%
	12/31/2015	N/A	11.360	0
	12/31/2016	11.360	11.724	0
	12/31/2017	11.724	12.644	0
3.30%
	12/31/2015	N/A	11.338	0
	12/31/2016	11.338	11.695	0
	12/31/2017	11.695	12.606	0
3.35%
	12/31/2015	N/A	11.315	0
	12/31/2016	11.315	11.666	0
	12/31/2017	11.666	12.568	0
3.40%
	12/31/2015	N/A	11.293	0
	12/31/2016	11.293	11.637	0
	12/31/2017	11.637	12.531	0
AZL MVP BlackRock Global Strategy Plus Fund
1.65%
	12/31/2012	N/A	10.501	5346
	12/31/2013	10.501	11.783	5574
	12/31/2014	11.783	11.824	5378
	12/31/2015	11.824	11.456	5035
	12/31/2016	11.456	11.656	4340
	12/31/2017	11.656	12.778	3700
1.70%
	12/31/2012	N/A	10.495	3924
	12/31/2013	10.495	11.771	5863
	12/31/2014	11.771	11.806	5635
	12/31/2015	11.806	11.434	5281
	12/31/2016	11.434	11.627	4894
	12/31/2017	11.627	12.740	4357
1.75%
	12/31/2012	N/A	10.490	183
	12/31/2013	10.490	11.760	191
	12/31/2014	11.760	11.788	172
	12/31/2015	11.788	11.411	130
	12/31/2016	11.411	11.598	129
	12/31/2017	11.598	12.702	102
1.95%
	12/31/2012	N/A	10.470	1444
	12/31/2013	10.470	11.713	1390
	12/31/2014	11.713	11.718	1219
	12/31/2015	11.718	11.321	1039
	12/31/2016	11.321	11.483	839
	12/31/2017	11.483	12.551	697
2.05%
	12/31/2012	N/A	10.460	1
	12/31/2013	10.460	11.690	3
	12/31/2014	11.690	11.684	2
	12/31/2015	11.684	11.276	2
	12/31/2016	11.276	11.426	2
	12/31/2017	11.426	12.476	0
AZL MVP DFA Multi-Strategy Fund
1.65%
	12/31/2015	N/A	9.393	111
	12/31/2016	9.393	10.075	178
	12/31/2017	10.075	11.155	309
1.70%
	12/31/2015	N/A	9.390	215
	12/31/2016	9.390	10.067	280
	12/31/2017	10.067	11.140	383
1.75%
	12/31/2015	N/A	9.386	51
	12/31/2016	9.386	10.058	43
	12/31/2017	10.058	11.125	40
1.95%
	12/31/2015	N/A	9.373	20
	12/31/2016	9.373	10.025	51
	12/31/2017	10.025	11.065	131
2.05%
	12/31/2015	N/A	9.367	1
	12/31/2016	9.367	10.008	1
	12/31/2017	10.008	11.036	4
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
1.65%
	12/31/2012	N/A	10.568	422
	12/31/2013	10.568	12.244	568
	12/31/2014	12.244	12.325	598
	12/31/2015	12.325	11.370	519
	12/31/2016	11.370	11.276	413
	12/31/2017	11.276	12.304	357
1.70%
	12/31/2012	N/A	10.565	648
	12/31/2013	10.565	12.234	2014
	12/31/2014	12.234	12.309	1601
	12/31/2015	12.309	11.349	1590
	12/31/2016	11.349	11.249	1383
	12/31/2017	11.249	12.269	1284
1.75%
	12/31/2012	N/A	10.561	7
	12/31/2013	10.561	12.224	13
	12/31/2014	12.224	12.292	26
	12/31/2015	12.292	11.329	25
	12/31/2016	11.329	11.223	25
	12/31/2017	11.223	12.234	23
1.95%
	12/31/2012	N/A	10.547	136
	12/31/2013	10.547	12.183	146
	12/31/2014	12.183	12.227	203
	12/31/2015	12.227	11.245	189
	12/31/2016	11.245	11.119	145
	12/31/2017	11.119	12.096	126
2.05%
	12/31/2012	N/A	10.539	0
	12/31/2013	10.539	12.162	1
	12/31/2014	12.162	12.194	0
	12/31/2015	12.194	11.204	0
	12/31/2016	11.204	11.067	0
	12/31/2017	11.067	12.028	0
AZL MVP Fusion Dynamic Balanced Fund
1.65%
	12/31/2008	12.041	8.593	127
	12/31/2009	8.593	10.710	491
	12/31/2010	10.710	11.701	3397
	12/31/2011	11.701	11.406	5962
	12/31/2012	11.406	12.497	6596
	12/31/2013	12.497	13.700	7749
	12/31/2014	13.700	14.094	6836
	12/31/2015	14.094	13.620	6045
	12/31/2016	13.620	14.191	5200
	12/31/2017	14.191	15.667	4461
1.70%
	12/31/2008	12.025	8.577	720
	12/31/2009	8.577	10.685	1218
	12/31/2010	10.685	11.668	4728
	12/31/2011	11.668	11.368	7079
	12/31/2012	11.368	12.449	7000
	12/31/2013	12.449	13.641	8476
	12/31/2014	13.641	14.026	7934
	12/31/2015	14.026	13.548	7406
	12/31/2016	13.548	14.109	6692
	12/31/2017	14.109	15.568	6103
1.75%
	12/31/2009	N/A	10.660	26
	12/31/2010	10.660	11.635	309
	12/31/2011	11.635	11.330	449
	12/31/2012	11.330	12.401	438
	12/31/2013	12.401	13.582	364
	12/31/2014	13.582	13.958	338
	12/31/2015	13.958	13.476	290
	12/31/2016	13.476	14.026	240
	12/31/2017	14.026	15.469	214
1.80%
	12/31/2008	N/A	8.546	1350
	12/31/2009	8.546	10.635	2498
	12/31/2010	10.635	11.602	2833
	12/31/2011	11.602	11.293	2890
	12/31/2012	11.293	12.354	2854
	12/31/2013	12.354	13.523	2902
	12/31/2014	13.523	13.891	3127
	12/31/2015	13.891	13.404	2949
	12/31/2016	13.404	13.945	2317
	12/31/2017	13.945	15.372	1934
1.95%
	12/31/2008	11.944	8.499	108
	12/31/2009	8.499	10.561	1360
	12/31/2010	10.561	11.503	2154
	12/31/2011	11.503	11.180	2804
	12/31/2012	11.180	12.212	2954
	12/31/2013	12.212	13.348	3126
	12/31/2014	13.348	13.691	3053
	12/31/2015	13.691	13.191	3022
	12/31/2016	13.191	13.703	2681
	12/31/2017	13.703	15.082	2328
2.05%
	12/31/2008	N/A	8.468	598
	12/31/2009	8.468	10.512	1254
	12/31/2010	10.512	11.439	1419
	12/31/2011	11.439	11.106	1521
	12/31/2012	11.106	12.119	1522
	12/31/2013	12.119	13.233	1487
	12/31/2014	13.233	13.559	1408
	12/31/2015	13.559	13.051	1269
	12/31/2016	13.051	13.544	928
	12/31/2017	13.544	14.893	782
2.10%
	12/31/2008	11.897	8.452	1073
	12/31/2009	8.452	10.487	2218
	12/31/2010	10.487	11.406	2599
	12/31/2011	11.406	11.069	2866
	12/31/2012	11.069	12.072	2687
	12/31/2013	12.072	13.176	2580
	12/31/2014	13.176	13.493	2372
	12/31/2015	13.493	12.981	1895
	12/31/2016	12.981	13.465	1598
	12/31/2017	13.465	14.798	1462
2.15%
	12/31/2008	N/A	8.437	81
	12/31/2009	8.437	10.463	120
	12/31/2010	10.463	11.374	215
	12/31/2011	11.374	11.032	246
	12/31/2012	11.032	12.026	244
	12/31/2013	12.026	13.119	265
	12/31/2014	13.119	13.429	314
	12/31/2015	13.429	12.913	327
	12/31/2016	12.913	13.387	324
	12/31/2017	13.387	14.705	302
2.20%
	12/31/2008	11.865	8.421	706
	12/31/2009	8.421	10.438	1825
	12/31/2010	10.438	11.341	1781
	12/31/2011	11.341	10.995	1642
	12/31/2012	10.995	11.980	1574
	12/31/2013	11.980	13.062	1471
	12/31/2014	13.062	13.363	1435
	12/31/2015	13.363	12.843	1316
	12/31/2016	12.843	13.308	1236
	12/31/2017	13.308	14.612	1080
2.25%
	12/31/2008	11.849	8.405	443
	12/31/2009	8.405	10.414	1142
	12/31/2010	10.414	11.309	1104
	12/31/2011	11.309	10.958	1107
	12/31/2012	10.958	11.934	1113
	12/31/2013	11.934	13.005	1111
	12/31/2014	13.005	13.299	1014
	12/31/2015	13.299	12.775	1057
	12/31/2016	12.775	13.231	1072
	12/31/2017	13.231	14.519	946
2.30%
	12/31/2009	N/A	10.389	9
	12/31/2010	10.389	11.277	10
	12/31/2011	11.277	10.922	10
	12/31/2012	10.922	11.888	9
	12/31/2013	11.888	12.949	8
	12/31/2014	12.949	13.235	8
	12/31/2015	13.235	12.707	9
	12/31/2016	12.707	13.154	10
	12/31/2017	13.154	14.427	11
2.35%
	12/31/2008	11.817	8.374	1053
	12/31/2009	8.374	10.365	3398
	12/31/2010	10.365	11.245	3517
	12/31/2011	11.245	10.886	3589
	12/31/2012	10.886	11.843	3445
	12/31/2013	11.843	12.893	3174
	12/31/2014	12.893	13.171	2853
	12/31/2015	13.171	12.639	2633
	12/31/2016	12.639	13.077	2288
	12/31/2017	13.077	14.336	2053
2.40%
	12/31/2008	11.802	8.359	537
	12/31/2009	8.359	10.341	890
	12/31/2010	10.341	11.213	988
	12/31/2011	11.213	10.849	928
	12/31/2012	10.849	11.797	810
	12/31/2013	11.797	12.837	735
	12/31/2014	12.837	13.107	652
	12/31/2015	13.107	12.572	574
	12/31/2016	12.572	13.001	579
	12/31/2017	13.001	14.246	582
2.45%
	12/31/2008	11.786	8.344	544
	12/31/2009	8.344	10.317	692
	12/31/2010	10.317	11.181	612
	12/31/2011	11.181	10.813	579
	12/31/2012	10.813	11.752	517
	12/31/2013	11.752	12.781	494
	12/31/2014	12.781	13.044	428
	12/31/2015	13.044	12.505	413
	12/31/2016	12.505	12.925	388
	12/31/2017	12.925	14.156	344
2.50%
	12/31/2008	11.770	8.328	1108
	12/31/2009	8.328	10.293	3051
	12/31/2010	10.293	11.150	2985
	12/31/2011	11.150	10.777	2931
	12/31/2012	10.777	11.707	2803
	12/31/2013	11.707	12.726	2733
	12/31/2014	12.726	12.981	2430
	12/31/2015	12.981	12.438	2315
	12/31/2016	12.438	12.850	2044
	12/31/2017	12.850	14.066	1731
2.55%
	12/31/2008	11.754	8.313	106
	12/31/2009	8.313	10.269	350
	12/31/2010	10.269	11.118	463
	12/31/2011	11.118	10.741	463
	12/31/2012	10.741	11.662	444
	12/31/2013	11.662	12.671	429
	12/31/2014	12.671	12.918	339
	12/31/2015	12.918	12.372	278
	12/31/2016	12.372	12.775	258
	12/31/2017	12.775	13.977	264
2.60%
	12/31/2008	11.739	8.298	422
	12/31/2009	8.298	10.245	1639
	12/31/2010	10.245	11.087	1705
	12/31/2011	11.087	10.705	1554
	12/31/2012	10.705	11.617	1473
	12/31/2013	11.617	12.616	1362
	12/31/2014	12.616	12.856	1556
	12/31/2015	12.856	12.306	1564
	12/31/2016	12.306	12.701	1420
	12/31/2017	12.701	13.889	1291
2.65%
	12/31/2008	11.723	8.283	614
	12/31/2009	8.283	10.221	1620
	12/31/2010	10.221	11.055	1634
	12/31/2011	11.055	10.670	1518
	12/31/2012	10.670	11.573	1562
	12/31/2013	11.573	12.561	1480
	12/31/2014	12.561	12.794	1366
	12/31/2015	12.794	12.241	1306
	12/31/2016	12.241	12.627	1191
	12/31/2017	12.627	13.801	1138
2.70%
	12/31/2008	11.707	8.267	109
	12/31/2009	8.267	10.197	332
	12/31/2010	10.197	11.024	326
	12/31/2011	11.024	10.634	293
	12/31/2012	10.634	11.529	255
	12/31/2013	11.529	12.507	238
	12/31/2014	12.507	12.732	203
	12/31/2015	12.732	12.175	158
	12/31/2016	12.175	12.553	151
	12/31/2017	12.553	13.714	152
2.75%
	12/31/2008	11.692	8.252	64
	12/31/2009	8.252	10.173	922
	12/31/2010	10.173	10.993	1017
	12/31/2011	10.993	10.599	1117
	12/31/2012	10.599	11.484	1123
	12/31/2013	11.484	12.453	941
	12/31/2014	12.453	12.670	894
	12/31/2015	12.670	12.111	874
	12/31/2016	12.111	12.480	869
	12/31/2017	12.480	13.627	915
2.80%
	12/31/2008	11.676	8.237	90
	12/31/2009	8.237	10.149	616
	12/31/2010	10.149	10.961	776
	12/31/2011	10.961	10.563	726
	12/31/2012	10.563	11.440	841
	12/31/2013	11.440	12.399	644
	12/31/2014	12.399	12.609	541
	12/31/2015	12.609	12.046	510
	12/31/2016	12.046	12.407	500
	12/31/2017	12.407	13.541	446
2.85%
	12/31/2008	11.660	8.222	21
	12/31/2009	8.222	10.125	131
	12/31/2010	10.125	10.930	132
	12/31/2011	10.930	10.528	132
	12/31/2012	10.528	11.397	121
	12/31/2013	11.397	12.345	114
	12/31/2014	12.345	12.548	146
	12/31/2015	12.548	11.982	137
	12/31/2016	11.982	12.335	119
	12/31/2017	12.335	13.456	110
2.90%
	12/31/2008	11.645	8.207	28
	12/31/2009	8.207	10.102	302
	12/31/2010	10.102	10.899	277
	12/31/2011	10.899	10.493	271
	12/31/2012	10.493	11.353	288
	12/31/2013	11.353	12.292	324
	12/31/2014	12.292	12.488	380
	12/31/2015	12.488	11.918	385
	12/31/2016	11.918	12.263	372
	12/31/2017	12.263	13.371	393
2.95%
	12/31/2008	11.629	8.192	39
	12/31/2009	8.192	10.078	323
	12/31/2010	10.078	10.869	365
	12/31/2011	10.869	10.458	268
	12/31/2012	10.458	11.309	207
	12/31/2013	11.309	12.238	227
	12/31/2014	12.238	12.428	259
	12/31/2015	12.428	11.855	240
	12/31/2016	11.855	12.192	164
	12/31/2017	12.192	13.286	145
3.00%
	12/31/2008	N/A	8.177	10
	12/31/2009	8.177	10.056	26
	12/31/2010	10.056	10.839	26
	12/31/2011	10.839	10.424	26
	12/31/2012	10.424	11.267	27
	12/31/2013	11.267	12.186	28
	12/31/2014	12.186	12.369	82
	12/31/2015	12.369	11.793	95
	12/31/2016	11.793	12.122	90
	12/31/2017	12.122	13.203	83
3.05%
	12/31/2009	N/A	10.031	155
	12/31/2010	10.031	10.807	198
	12/31/2011	10.807	10.389	201
	12/31/2012	10.389	11.223	194
	12/31/2013	11.223	12.133	148
	12/31/2014	12.133	12.308	168
	12/31/2015	12.308	11.729	165
	12/31/2016	11.729	12.051	176
	12/31/2017	12.051	13.119	152
3.10%
	12/31/2009	N/A	10.008	29
	12/31/2010	10.008	10.777	39
	12/31/2011	10.777	10.354	24
	12/31/2012	10.354	11.180	28
	12/31/2013	11.180	12.080	26
	12/31/2014	12.080	12.249	42
	12/31/2015	12.249	11.667	37
	12/31/2016	11.667	11.981	35
	12/31/2017	11.981	13.036	34
3.15%
	12/31/2009	N/A	9.985	0
	12/31/2010	9.985	10.746	9
	12/31/2011	10.746	10.320	6
	12/31/2012	10.320	11.137	2
	12/31/2013	11.137	12.028	40
	12/31/2014	12.028	12.190	56
	12/31/2015	12.190	11.605	58
	12/31/2016	11.605	11.911	59
	12/31/2017	11.911	12.954	64
3.20%
	12/31/2013	N/A	12.220	6
	12/31/2014	12.220	12.378	10
	12/31/2015	12.378	11.778	8
	12/31/2016	11.778	12.083	10
	12/31/2017	12.083	13.134	24
3.25%
	12/31/2013	N/A	12.167	0
	12/31/2014	12.167	12.318	0
	12/31/2015	12.318	11.715	0
	12/31/2016	11.715	12.012	0
	12/31/2017	12.012	13.051	0
3.30%
	12/31/2013	N/A	11.873	0
	12/31/2014	11.873	12.015	1
	12/31/2015	12.015	11.421	1
	12/31/2016	11.421	11.705	0
	12/31/2017	11.705	12.711	2
3.35%
	12/31/2013	N/A	12.062	0
	12/31/2014	12.062	12.199	3
	12/31/2015	12.199	11.590	3
	12/31/2016	11.590	11.873	26
	12/31/2017	11.873	12.887	29
3.40%
	12/31/2013	N/A	12.009	0
	12/31/2014	12.009	12.140	0
	12/31/2015	12.140	11.529	0
	12/31/2016	11.529	11.803	0
	12/31/2017	11.803	12.805	0
AZL MVP Fusion Dynamic Conservative Fund
1.65%
	12/31/2009	N/A	10.149	27
	12/31/2010	10.149	11.077	1209
	12/31/2011	11.077	10.967	2589
	12/31/2012	10.967	12.002	2989
	12/31/2013	12.002	12.745	2636
	12/31/2014	12.745	13.140	2202
	12/31/2015	13.140	12.824	2033
	12/31/2016	12.824	13.285	1828
	12/31/2017	13.285	14.285	1560
1.70%
	12/31/2009	N/A	10.148	35
	12/31/2010	10.148	11.071	1101
	12/31/2011	11.071	10.955	2513
	12/31/2012	10.955	11.983	2736
	12/31/2013	11.983	12.719	2745
	12/31/2014	12.719	13.105	2628
	12/31/2015	13.105	12.785	2440
	12/31/2016	12.785	13.238	2355
	12/31/2017	13.238	14.227	2023
1.75%
	12/31/2009	N/A	10.147	17
	12/31/2010	10.147	11.064	101
	12/31/2011	11.064	10.943	216
	12/31/2012	10.943	11.963	265
	12/31/2013	11.963	12.692	202
	12/31/2014	12.692	13.071	174
	12/31/2015	13.071	12.745	155
	12/31/2016	12.745	13.190	138
	12/31/2017	13.190	14.169	115
1.80%
	12/31/2009	N/A	10.146	4
	12/31/2010	10.146	11.058	15
	12/31/2011	11.058	10.931	50
	12/31/2012	10.931	11.944	103
	12/31/2013	11.944	12.665	97
	12/31/2014	12.665	13.038	78
	12/31/2015	13.038	12.706	80
	12/31/2016	12.706	13.143	63
	12/31/2017	13.143	14.111	62
1.95%
	12/31/2009	N/A	10.143	79
	12/31/2010	10.143	11.038	292
	12/31/2011	11.038	10.895	563
	12/31/2012	10.895	11.887	642
	12/31/2013	11.887	12.586	643
	12/31/2014	12.586	12.936	508
	12/31/2015	12.936	12.588	488
	12/31/2016	12.588	13.002	483
	12/31/2017	13.002	13.938	338
2.05%
	12/31/2009	N/A	10.141	0
	12/31/2010	10.141	11.025	57
	12/31/2011	11.025	10.871	153
	12/31/2012	10.871	11.849	149
	12/31/2013	11.849	12.533	92
	12/31/2014	12.533	12.869	87
	12/31/2015	12.869	12.510	76
	12/31/2016	12.510	12.909	85
	12/31/2017	12.909	13.825	64
2.10%
	12/31/2009	N/A	10.140	8
	12/31/2010	10.140	11.018	36
	12/31/2011	11.018	10.859	78
	12/31/2012	10.859	11.830	138
	12/31/2013	11.830	12.507	114
	12/31/2014	12.507	12.836	115
	12/31/2015	12.836	12.472	117
	12/31/2016	12.472	12.862	84
	12/31/2017	12.862	13.768	89
2.15%
	12/31/2009	N/A	10.139	0
	12/31/2010	10.139	11.012	1
	12/31/2011	11.012	10.847	2
	12/31/2012	10.847	11.811	0
	12/31/2013	11.811	12.481	0
	12/31/2014	12.481	12.803	0
	12/31/2015	12.803	12.433	0
	12/31/2016	12.433	12.816	0
	12/31/2017	12.816	13.712	0
2.20%
	12/31/2009	N/A	10.138	12
	12/31/2010	10.138	11.005	131
	12/31/2011	11.005	10.835	171
	12/31/2012	10.835	11.793	178
	12/31/2013	11.793	12.455	174
	12/31/2014	12.455	12.769	231
	12/31/2015	12.769	12.395	221
	12/31/2016	12.395	12.770	193
	12/31/2017	12.770	13.656	181
2.25%
	12/31/2009	N/A	10.137	3
	12/31/2010	10.137	10.999	58
	12/31/2011	10.999	10.824	92
	12/31/2012	10.824	11.774	93
	12/31/2013	11.774	12.429	97
	12/31/2014	12.429	12.736	106
	12/31/2015	12.736	12.356	105
	12/31/2016	12.356	12.724	89
	12/31/2017	12.724	13.600	65
2.30%
	12/31/2009	N/A	10.136	0
	12/31/2010	10.136	10.992	0
	12/31/2011	10.992	10.812	0
	12/31/2012	10.812	11.755	0
	12/31/2013	11.755	12.403	0
	12/31/2014	12.403	12.703	0
	12/31/2015	12.703	12.318	0
	12/31/2016	12.318	12.678	0
	12/31/2017	12.678	13.544	0
2.35%
	12/31/2009	N/A	10.135	9
	12/31/2010	10.135	10.985	143
	12/31/2011	10.985	10.800	332
	12/31/2012	10.800	11.736	512
	12/31/2013	11.736	12.377	410
	12/31/2014	12.377	12.670	364
	12/31/2015	12.670	12.280	419
	12/31/2016	12.280	12.633	373
	12/31/2017	12.633	13.489	299
2.40%
	12/31/2009	N/A	10.134	5
	12/31/2010	10.134	10.979	66
	12/31/2011	10.979	10.788	16
	12/31/2012	10.788	11.718	121
	12/31/2013	11.718	12.351	16
	12/31/2014	12.351	12.637	50
	12/31/2015	12.637	12.242	41
	12/31/2016	12.242	12.588	75
	12/31/2017	12.588	13.434	66
2.45%
	12/31/2009	N/A	10.133	3
	12/31/2010	10.133	10.972	68
	12/31/2011	10.972	10.776	88
	12/31/2012	10.776	11.699	86
	12/31/2013	11.699	12.325	94
	12/31/2014	12.325	12.605	103
	12/31/2015	12.605	12.204	78
	12/31/2016	12.204	12.542	75
	12/31/2017	12.542	13.379	79
2.50%
	12/31/2009	N/A	10.132	34
	12/31/2010	10.132	10.966	273
	12/31/2011	10.966	10.764	312
	12/31/2012	10.764	11.680	449
	12/31/2013	11.680	12.299	369
	12/31/2014	12.299	12.572	332
	12/31/2015	12.572	12.167	411
	12/31/2016	12.167	12.497	351
	12/31/2017	12.497	13.324	345
2.55%
	12/31/2009	N/A	10.131	0
	12/31/2010	10.131	10.959	7
	12/31/2011	10.959	10.753	52
	12/31/2012	10.753	11.661	27
	12/31/2013	11.661	12.273	27
	12/31/2014	12.273	12.539	27
	12/31/2015	12.539	12.129	26
	12/31/2016	12.129	12.452	26
	12/31/2017	12.452	13.270	23
2.60%
	12/31/2009	N/A	10.130	1
	12/31/2010	10.130	10.953	46
	12/31/2011	10.953	10.741	245
	12/31/2012	10.741	11.643	223
	12/31/2013	11.643	12.247	220
	12/31/2014	12.247	12.507	156
	12/31/2015	12.507	12.091	169
	12/31/2016	12.091	12.408	227
	12/31/2017	12.408	13.215	215
2.65%
	12/31/2009	N/A	10.130	13
	12/31/2010	10.130	10.946	82
	12/31/2011	10.946	10.729	207
	12/31/2012	10.729	11.624	197
	12/31/2013	11.624	12.222	169
	12/31/2014	12.222	12.474	99
	12/31/2015	12.474	12.054	84
	12/31/2016	12.054	12.363	99
	12/31/2017	12.363	13.161	94
2.70%
	12/31/2009	N/A	10.129	0
	12/31/2010	10.129	10.940	3
	12/31/2011	10.940	10.717	134
	12/31/2012	10.717	11.606	135
	12/31/2013	11.606	12.196	127
	12/31/2014	12.196	12.442	127
	12/31/2015	12.442	12.017	127
	12/31/2016	12.017	12.319	127
	12/31/2017	12.319	13.108	127
2.75%
	12/31/2009	N/A	10.128	97
	12/31/2010	10.128	10.933	136
	12/31/2011	10.933	10.706	124
	12/31/2012	10.706	11.587	206
	12/31/2013	11.587	12.171	161
	12/31/2014	12.171	12.410	184
	12/31/2015	12.410	11.980	175
	12/31/2016	11.980	12.274	228
	12/31/2017	12.274	13.054	170
2.80%
	12/31/2009	N/A	10.127	0
	12/31/2010	10.127	10.927	44
	12/31/2011	10.927	10.694	49
	12/31/2012	10.694	11.569	113
	12/31/2013	11.569	12.145	47
	12/31/2014	12.145	12.378	60
	12/31/2015	12.378	11.942	79
	12/31/2016	11.942	12.230	109
	12/31/2017	12.230	13.001	107
2.85%
	12/31/2009	N/A	10.126	0
	12/31/2010	10.126	10.920	37
	12/31/2011	10.920	10.682	40
	12/31/2012	10.682	11.550	38
	12/31/2013	11.550	12.120	75
	12/31/2014	12.120	12.345	72
	12/31/2015	12.345	11.906	36
	12/31/2016	11.906	12.186	15
	12/31/2017	12.186	12.948	16
2.90%
	12/31/2009	N/A	10.125	0
	12/31/2010	10.125	10.914	2
	12/31/2011	10.914	10.671	117
	12/31/2012	10.671	11.532	121
	12/31/2013	11.532	12.094	2
	12/31/2014	12.094	12.313	2
	12/31/2015	12.313	11.869	10
	12/31/2016	11.869	12.143	10
	12/31/2017	12.143	12.895	11
2.95%
	12/31/2009	N/A	10.124	0
	12/31/2010	10.124	10.907	16
	12/31/2011	10.907	10.659	0
	12/31/2012	10.659	11.513	39
	12/31/2013	11.513	12.069	45
	12/31/2014	12.069	12.281	8
	12/31/2015	12.281	11.832	0
	12/31/2016	11.832	12.099	8
	12/31/2017	12.099	12.842	11
3.00%
	12/31/2009	N/A	10.123	0
	12/31/2010	10.123	10.901	0
	12/31/2011	10.901	10.647	21
	12/31/2012	10.647	11.495	8
	12/31/2013	11.495	12.044	0
	12/31/2014	12.044	12.250	0
	12/31/2015	12.250	11.795	36
	12/31/2016	11.795	12.056	51
	12/31/2017	12.056	12.789	48
3.05%
	12/31/2009	N/A	10.122	0
	12/31/2010	10.122	10.894	1
	12/31/2011	10.894	10.636	0
	12/31/2012	10.636	11.477	20
	12/31/2013	11.477	12.018	0
	12/31/2014	12.018	12.218	5
	12/31/2015	12.218	11.759	6
	12/31/2016	11.759	12.012	11
	12/31/2017	12.012	12.737	18
3.10%
	12/31/2009	N/A	10.121	0
	12/31/2010	10.121	10.888	0
	12/31/2011	10.888	10.624	0
	12/31/2012	10.624	11.458	0
	12/31/2013	11.458	11.993	20
	12/31/2014	11.993	12.186	0
	12/31/2015	12.186	11.723	0
	12/31/2016	11.723	11.969	20
	12/31/2017	11.969	12.685	18
3.15%
	12/31/2009	N/A	10.120	0
	12/31/2010	10.120	10.881	0
	12/31/2011	10.881	10.612	0
	12/31/2012	10.612	11.440	0
	12/31/2013	11.440	11.968	0
	12/31/2014	11.968	12.155	5
	12/31/2015	12.155	11.686	5
	12/31/2016	11.686	11.926	5
	12/31/2017	11.926	12.633	4
3.20%
	12/31/2013	N/A	11.937	0
	12/31/2014	11.937	12.117	0
	12/31/2015	12.117	11.644	0
	12/31/2016	11.644	11.877	17
	12/31/2017	11.877	12.575	16
3.25%
	12/31/2013	N/A	11.912	0
	12/31/2014	11.912	12.085	0
	12/31/2015	12.085	11.608	0
	12/31/2016	11.608	11.834	0
	12/31/2017	11.834	12.523	0
3.30%
	12/31/2013	N/A	11.893	0
	12/31/2014	11.893	12.060	0
	12/31/2015	12.060	11.578	0
	12/31/2016	11.578	11.798	0
	12/31/2017	11.798	12.479	0
3.35%
	12/31/2013	N/A	11.862	0
	12/31/2014	11.862	12.022	0
	12/31/2015	12.022	11.536	0
	12/31/2016	11.536	11.749	0
	12/31/2017	11.749	12.421	0
3.40%
	12/31/2013	N/A	11.837	0
	12/31/2014	11.837	11.991	0
	12/31/2015	11.991	11.500	0
	12/31/2016	11.500	11.707	0
	12/31/2017	11.707	12.370	0
AZL MVP Fusion Dynamic Moderate Fund
1.65%
	12/31/2008	12.313	8.144	680
	12/31/2009	8.144	10.368	1908
	12/31/2010	10.368	11.396	9904
	12/31/2011	11.396	10.892	17048
	12/31/2012	10.892	12.055	17984
	12/31/2013	12.055	13.657	20030
	12/31/2014	13.657	14.002	18177
	12/31/2015	14.002	13.482	15709
	12/31/2016	13.482	13.887	13885
	12/31/2017	13.887	15.571	12159
1.70%
	12/31/2008	12.297	8.129	832
	12/31/2009	8.129	10.344	2440
	12/31/2010	10.344	11.364	11113
	12/31/2011	11.364	10.855	16477
	12/31/2012	10.855	12.009	17360
	12/31/2013	12.009	13.597	20150
	12/31/2014	13.597	13.935	18507
	12/31/2015	13.935	13.410	16954
	12/31/2016	13.410	13.807	15859
	12/31/2017	13.807	15.472	14086
1.75%
	12/31/2009	N/A	10.320	56
	12/31/2010	10.320	11.331	267
	12/31/2011	11.331	10.819	411
	12/31/2012	10.819	11.963	453
	12/31/2013	11.963	13.539	555
	12/31/2014	13.539	13.867	428
	12/31/2015	13.867	13.339	401
	12/31/2016	13.339	13.726	377
	12/31/2017	13.726	15.375	313
1.80%
	12/31/2008	N/A	8.100	191
	12/31/2009	8.100	10.296	415
	12/31/2010	10.296	11.300	431
	12/31/2011	11.300	10.783	435
	12/31/2012	10.783	11.917	367
	12/31/2013	11.917	13.480	301
	12/31/2014	13.480	13.801	266
	12/31/2015	13.801	13.268	208
	12/31/2016	13.268	13.647	131
	12/31/2017	13.647	15.278	100
1.95%
	12/31/2008	12.215	8.055	96
	12/31/2009	8.055	10.223	1071
	12/31/2010	10.223	11.203	3846
	12/31/2011	11.203	10.676	5295
	12/31/2012	10.676	11.780	5010
	12/31/2013	11.780	13.306	4987
	12/31/2014	13.306	13.601	4309
	12/31/2015	13.601	13.057	3777
	12/31/2016	13.057	13.409	3400
	12/31/2017	13.409	14.990	3078
2.05%
	12/31/2008	N/A	8.026	23
	12/31/2009	8.026	10.176	119
	12/31/2010	10.176	11.140	217
	12/31/2011	11.140	10.605	295
	12/31/2012	10.605	11.691	279
	12/31/2013	11.691	13.191	244
	12/31/2014	13.191	13.471	221
	12/31/2015	13.471	12.919	209
	12/31/2016	12.919	13.254	189
	12/31/2017	13.254	14.801	175
2.10%
	12/31/2008	12.166	8.011	858
	12/31/2009	8.011	10.152	1597
	12/31/2010	10.152	11.108	1696
	12/31/2011	11.108	10.569	1701
	12/31/2012	10.569	11.645	1657
	12/31/2013	11.645	13.133	1490
	12/31/2014	13.133	13.405	1228
	12/31/2015	13.405	12.849	1108
	12/31/2016	12.849	13.176	970
	12/31/2017	13.176	14.707	874
2.15%
	12/31/2008	N/A	7.996	38
	12/31/2009	7.996	10.129	48
	12/31/2010	10.129	11.077	44
	12/31/2011	11.077	10.535	36
	12/31/2012	10.535	11.601	32
	12/31/2013	11.601	13.077	30
	12/31/2014	13.077	13.341	28
	12/31/2015	13.341	12.781	15
	12/31/2016	12.781	13.100	13
	12/31/2017	13.100	14.615	6
2.20%
	12/31/2008	12.133	7.981	1201
	12/31/2009	7.981	10.105	2277
	12/31/2010	10.105	11.046	2315
	12/31/2011	11.046	10.499	2190
	12/31/2012	10.499	11.556	2040
	12/31/2013	11.556	13.020	1989
	12/31/2014	13.020	13.276	1904
	12/31/2015	13.276	12.713	1697
	12/31/2016	12.713	13.023	1507
	12/31/2017	13.023	14.522	1420
2.25%
	12/31/2008	12.117	7.966	392
	12/31/2009	7.966	10.081	881
	12/31/2010	10.081	11.014	1036
	12/31/2011	11.014	10.464	1074
	12/31/2012	10.464	11.512	1025
	12/31/2013	11.512	12.963	866
	12/31/2014	12.963	13.212	640
	12/31/2015	13.212	12.645	574
	12/31/2016	12.645	12.947	584
	12/31/2017	12.947	14.430	546
2.30%
	12/31/2009	N/A	10.057	0
	12/31/2010	10.057	10.983	0
	12/31/2011	10.983	10.429	0
	12/31/2012	10.429	11.468	0
	12/31/2013	11.468	12.907	0
	12/31/2014	12.907	13.148	0
	12/31/2015	13.148	12.578	0
	12/31/2016	12.578	12.872	0
	12/31/2017	12.872	14.339	0
2.35%
	12/31/2008	12.085	7.937	1340
	12/31/2009	7.937	10.034	7863
	12/31/2010	10.034	10.952	8130
	12/31/2011	10.952	10.394	7841
	12/31/2012	10.394	11.424	7307
	12/31/2013	11.424	12.851	6936
	12/31/2014	12.851	13.085	6340
	12/31/2015	13.085	12.511	5894
	12/31/2016	12.511	12.797	5187
	12/31/2017	12.797	14.248	4780
2.40%
	12/31/2008	12.069	7.923	497
	12/31/2009	7.923	10.011	1006
	12/31/2010	10.011	10.921	1056
	12/31/2011	10.921	10.360	922
	12/31/2012	10.360	11.380	881
	12/31/2013	11.380	12.796	776
	12/31/2014	12.796	13.022	755
	12/31/2015	13.022	12.444	707
	12/31/2016	12.444	12.723	668
	12/31/2017	12.723	14.158	699
2.45%
	12/31/2008	12.053	7.908	613
	12/31/2009	7.908	9.987	852
	12/31/2010	9.987	10.890	937
	12/31/2011	10.890	10.325	884
	12/31/2012	10.325	11.337	832
	12/31/2013	11.337	12.740	675
	12/31/2014	12.740	12.959	638
	12/31/2015	12.959	12.378	553
	12/31/2016	12.378	12.649	523
	12/31/2017	12.649	14.069	459
2.50%
	12/31/2008	12.037	7.894	925
	12/31/2009	7.894	9.964	6838
	12/31/2010	9.964	10.859	7256
	12/31/2011	10.859	10.291	7175
	12/31/2012	10.291	11.293	6978
	12/31/2013	11.293	12.685	6826
	12/31/2014	12.685	12.896	6118
	12/31/2015	12.896	12.312	5814
	12/31/2016	12.312	12.575	5427
	12/31/2017	12.575	13.980	4832
2.55%
	12/31/2008	12.020	7.879	185
	12/31/2009	7.879	9.941	533
	12/31/2010	9.941	10.828	639
	12/31/2011	10.828	10.257	577
	12/31/2012	10.257	11.250	578
	12/31/2013	11.250	12.630	558
	12/31/2014	12.630	12.834	417
	12/31/2015	12.834	12.246	323
	12/31/2016	12.246	12.502	306
	12/31/2017	12.502	13.892	238
2.60%
	12/31/2008	12.004	7.865	473
	12/31/2009	7.865	9.917	3823
	12/31/2010	9.917	10.798	4090
	12/31/2011	10.798	10.222	4062
	12/31/2012	10.222	11.207	3997
	12/31/2013	11.207	12.576	3757
	12/31/2014	12.576	12.772	3754
	12/31/2015	12.772	12.181	3428
	12/31/2016	12.181	12.429	3238
	12/31/2017	12.429	13.804	2985
2.65%
	12/31/2008	11.988	7.850	553
	12/31/2009	7.850	9.894	3079
	12/31/2010	9.894	10.767	3338
	12/31/2011	10.767	10.188	3257
	12/31/2012	10.188	11.164	3168
	12/31/2013	11.164	12.521	3150
	12/31/2014	12.521	12.710	2898
	12/31/2015	12.710	12.116	2746
	12/31/2016	12.116	12.356	2531
	12/31/2017	12.356	13.717	2346
2.70%
	12/31/2008	11.972	7.836	126
	12/31/2009	7.836	9.871	403
	12/31/2010	9.871	10.736	401
	12/31/2011	10.736	10.154	365
	12/31/2012	10.154	11.121	335
	12/31/2013	11.121	12.467	338
	12/31/2014	12.467	12.649	316
	12/31/2015	12.649	12.052	256
	12/31/2016	12.052	12.284	272
	12/31/2017	12.284	13.630	256
2.75%
	12/31/2008	11.956	7.821	209
	12/31/2009	7.821	9.848	2547
	12/31/2010	9.848	10.706	2769
	12/31/2011	10.706	10.121	2567
	12/31/2012	10.121	11.078	2428
	12/31/2013	11.078	12.413	2453
	12/31/2014	12.413	12.588	2640
	12/31/2015	12.588	11.987	2483
	12/31/2016	11.987	12.213	2330
	12/31/2017	12.213	13.544	2182
2.80%
	12/31/2008	11.940	7.807	163
	12/31/2009	7.807	9.825	1988
	12/31/2010	9.825	10.676	2206
	12/31/2011	10.676	10.087	2130
	12/31/2012	10.087	11.036	2029
	12/31/2013	11.036	12.359	1950
	12/31/2014	12.359	12.527	1609
	12/31/2015	12.527	11.924	1503
	12/31/2016	11.924	12.142	1362
	12/31/2017	12.142	13.458	1289
2.85%
	12/31/2008	11.924	7.793	31
	12/31/2009	7.793	9.802	292
	12/31/2010	9.802	10.645	308
	12/31/2011	10.645	10.053	256
	12/31/2012	10.053	10.994	246
	12/31/2013	10.994	12.306	224
	12/31/2014	12.306	12.467	267
	12/31/2015	12.467	11.860	240
	12/31/2016	11.860	12.071	236
	12/31/2017	12.071	13.373	258
2.90%
	12/31/2008	11.908	7.778	63
	12/31/2009	7.778	9.779	1160
	12/31/2010	9.779	10.615	1359
	12/31/2011	10.615	10.020	1218
	12/31/2012	10.020	10.951	1234
	12/31/2013	10.951	12.252	1201
	12/31/2014	12.252	12.406	1002
	12/31/2015	12.406	11.797	974
	12/31/2016	11.797	12.001	949
	12/31/2017	12.001	13.289	756
2.95%
	12/31/2008	11.893	7.764	78
	12/31/2009	7.764	9.756	679
	12/31/2010	9.756	10.585	814
	12/31/2011	10.585	9.986	668
	12/31/2012	9.986	10.909	625
	12/31/2013	10.909	12.199	647
	12/31/2014	12.199	12.346	458
	12/31/2015	12.346	11.734	380
	12/31/2016	11.734	11.931	311
	12/31/2017	11.931	13.205	268
3.00%
	12/31/2008	N/A	7.750	2
	12/31/2009	7.750	9.734	61
	12/31/2010	9.734	10.556	46
	12/31/2011	10.556	9.954	21
	12/31/2012	9.954	10.869	16
	12/31/2013	10.869	12.147	19
	12/31/2014	12.147	12.288	46
	12/31/2015	12.288	11.673	78
	12/31/2016	11.673	11.862	100
	12/31/2017	11.862	13.122	115
3.05%
	12/31/2009	N/A	9.711	647
	12/31/2010	9.711	10.526	676
	12/31/2011	10.526	9.920	634
	12/31/2012	9.920	10.826	610
	12/31/2013	10.826	12.094	556
	12/31/2014	12.094	12.228	594
	12/31/2015	12.228	11.610	600
	12/31/2016	11.610	11.793	551
	12/31/2017	11.793	13.039	534
3.10%
	12/31/2009	N/A	9.688	343
	12/31/2010	9.688	10.496	251
	12/31/2011	10.496	9.887	253
	12/31/2012	9.887	10.785	125
	12/31/2013	10.785	12.042	144
	12/31/2014	12.042	12.169	142
	12/31/2015	12.169	11.548	130
	12/31/2016	11.548	11.724	127
	12/31/2017	11.724	12.956	113
3.15%
	12/31/2009	N/A	9.666	17
	12/31/2010	9.666	10.466	37
	12/31/2011	10.466	9.854	21
	12/31/2012	9.854	10.744	24
	12/31/2013	10.744	11.990	47
	12/31/2014	11.990	12.110	110
	12/31/2015	12.110	11.487	124
	12/31/2016	11.487	11.656	179
	12/31/2017	11.656	12.875	144
3.20%
	12/31/2013	N/A	12.296	0
	12/31/2014	12.296	12.414	16
	12/31/2015	12.414	11.769	29
	12/31/2016	11.769	11.936	24
	12/31/2017	11.936	13.177	99
3.25%
	12/31/2013	N/A	12.243	0
	12/31/2014	12.243	12.354	0
	12/31/2015	12.354	11.706	0
	12/31/2016	11.706	11.867	0
	12/31/2017	11.867	13.094	0
3.30%
	12/31/2013	N/A	11.835	0
	12/31/2014	11.835	11.936	35
	12/31/2015	11.936	11.305	35
	12/31/2016	11.305	11.454	41
	12/31/2017	11.454	12.633	37
3.35%
	12/31/2013	N/A	12.137	0
	12/31/2014	12.137	12.235	0
	12/31/2015	12.235	11.581	0
	12/31/2016	11.581	11.729	0
	12/31/2017	11.729	12.929	7
3.40%
	12/31/2013	N/A	12.085	0
	12/31/2014	12.085	12.175	0
	12/31/2015	12.175	11.520	0
	12/31/2016	11.520	11.660	0
	12/31/2017	11.660	12.847	0
AZL MVP Growth Index Strategy Fund
1.65%
	12/31/2012	N/A	10.921	3223
	12/31/2013	10.921	12.981	3497
	12/31/2014	12.981	13.596	3420
	12/31/2015	13.596	13.266	4494
	12/31/2016	13.266	13.936	5219
	12/31/2017	13.936	15.896	6106
1.70%
	12/31/2012	N/A	10.915	2960
	12/31/2013	10.915	12.969	5306
	12/31/2014	12.969	13.575	5249
	12/31/2015	13.575	13.240	5418
	12/31/2016	13.240	13.901	6550
	12/31/2017	13.901	15.849	7110
1.75%
	12/31/2012	N/A	10.910	126
	12/31/2013	10.910	12.956	125
	12/31/2014	12.956	13.555	124
	12/31/2015	13.555	13.213	111
	12/31/2016	13.213	13.866	110
	12/31/2017	13.866	15.802	128
1.80%
	12/31/2015	N/A	13.187	5
	12/31/2016	13.187	13.832	245
	12/31/2017	13.832	15.755	185
1.95%
	12/31/2012	N/A	10.889	1120
	12/31/2013	10.889	12.905	1108
	12/31/2014	12.905	13.475	1224
	12/31/2015	13.475	13.109	1907
	12/31/2016	13.109	13.729	2068
	12/31/2017	13.729	15.614	2128
2.05%
	12/31/2012	N/A	10.878	4
	12/31/2013	10.878	12.879	5
	12/31/2014	12.879	13.435	17
	12/31/2015	13.435	13.057	82
	12/31/2016	13.057	13.661	144
	12/31/2017	13.661	15.521	123
2.10%
	12/31/2015	N/A	13.031	42
	12/31/2016	13.031	13.627	1310
	12/31/2017	13.627	15.475	1279
2.15%
	12/31/2015	N/A	13.005	0
	12/31/2016	13.005	13.593	1
	12/31/2017	13.593	15.429	1
2.20%
	12/31/2015	N/A	12.979	205
	12/31/2016	12.979	13.559	1707
	12/31/2017	13.559	15.383	1644
2.25%
	12/31/2015	N/A	12.953	49
	12/31/2016	12.953	13.526	810
	12/31/2017	13.526	15.337	878
2.30%
	12/31/2015	N/A	12.927	0
	12/31/2016	12.927	13.492	0
	12/31/2017	13.492	15.291	0
2.35%
	12/31/2015	N/A	12.902	355
	12/31/2016	12.902	13.459	3119
	12/31/2017	13.459	15.245	3263
2.40%
	12/31/2015	N/A	12.876	119
	12/31/2016	12.876	13.425	1596
	12/31/2017	13.425	15.200	1660
2.45%
	12/31/2015	N/A	12.851	35
	12/31/2016	12.851	13.392	643
	12/31/2017	13.392	15.155	622
2.50%
	12/31/2015	N/A	12.825	220
	12/31/2016	12.825	13.359	2443
	12/31/2017	13.359	15.109	2757
2.55%
	12/31/2015	N/A	12.800	60
	12/31/2016	12.800	13.325	665
	12/31/2017	13.325	15.064	686
2.60%
	12/31/2015	N/A	12.774	124
	12/31/2016	12.774	13.292	999
	12/31/2017	13.292	15.019	1365
2.65%
	12/31/2015	N/A	12.749	117
	12/31/2016	12.749	13.259	1246
	12/31/2017	13.259	14.975	1326
2.70%
	12/31/2015	N/A	12.723	24
	12/31/2016	12.723	13.226	233
	12/31/2017	13.226	14.930	256
2.75%
	12/31/2015	N/A	12.698	105
	12/31/2016	12.698	13.193	466
	12/31/2017	13.193	14.886	631
2.80%
	12/31/2015	N/A	12.673	57
	12/31/2016	12.673	13.161	401
	12/31/2017	13.161	14.841	424
2.85%
	12/31/2015	N/A	12.648	15
	12/31/2016	12.648	13.128	158
	12/31/2017	13.128	14.797	158
2.90%
	12/31/2015	N/A	12.623	61
	12/31/2016	12.623	13.095	267
	12/31/2017	13.095	14.753	294
2.95%
	12/31/2015	N/A	12.598	7
	12/31/2016	12.598	13.063	91
	12/31/2017	13.063	14.709	194
3.00%
	12/31/2015	N/A	12.573	3
	12/31/2016	12.573	13.030	27
	12/31/2017	13.030	14.665	29
3.05%
	12/31/2015	N/A	12.548	5
	12/31/2016	12.548	12.998	233
	12/31/2017	12.998	14.621	247
3.10%
	12/31/2015	N/A	12.523	1
	12/31/2016	12.523	12.966	2
	12/31/2017	12.966	14.578	7
3.15%
	12/31/2015	N/A	12.498	2
	12/31/2016	12.498	12.933	39
	12/31/2017	12.933	14.534	50
3.20%
	12/31/2015	N/A	12.473	0
	12/31/2016	12.473	12.901	10
	12/31/2017	12.901	14.491	12
3.25%
	12/31/2015	N/A	12.448	0
	12/31/2016	12.448	12.869	0
	12/31/2017	12.869	14.447	0
3.30%
	12/31/2015	N/A	12.424	0
	12/31/2016	12.424	12.837	19
	12/31/2017	12.837	14.404	34
3.35%
	12/31/2015	N/A	12.399	0
	12/31/2016	12.399	12.805	6
	12/31/2017	12.805	14.361	5
3.40%
	12/31/2015	N/A	12.374	0
	12/31/2016	12.374	12.773	0
	12/31/2017	12.773	14.319	0
AZL MVP Moderate Index Strategy Fund
1.65%
	12/31/2012	N/A	10.715	944
	12/31/2013	10.715	13.056	1268
	12/31/2014	13.056	13.924	1393
	12/31/2015	13.924	13.256	1337
	12/31/2016	13.256	13.748	1007
	12/31/2017	13.748	15.310	838
1.70%
	12/31/2012	N/A	10.710	1195
	12/31/2013	10.710	13.044	2361
	12/31/2014	13.044	13.903	2405
	12/31/2015	13.903	13.230	2293
	12/31/2016	13.230	13.714	2118
	12/31/2017	13.714	15.265	1893
1.75%
	12/31/2012	N/A	10.704	28
	12/31/2013	10.704	13.031	54
	12/31/2014	13.031	13.883	60
	12/31/2015	13.883	13.203	49
	12/31/2016	13.203	13.679	35
	12/31/2017	13.679	15.219	32
1.95%
	12/31/2012	N/A	10.683	326
	12/31/2013	10.683	12.979	429
	12/31/2014	12.979	13.800	535
	12/31/2015	13.800	13.099	535
	12/31/2016	13.099	13.544	400
	12/31/2017	13.544	15.038	359
2.05%
	12/31/2012	N/A	10.673	12
	12/31/2013	10.673	12.954	13
	12/31/2014	12.954	13.759	7
	12/31/2015	13.759	13.047	6
	12/31/2016	13.047	13.477	1
	12/31/2017	13.477	14.949	1
AZL MVP T. Rowe Price Cap Appreciation Plus Fund
1.65%
	12/31/2014	N/A	10.942	2971
	12/31/2015	10.942	11.210	5441
	12/31/2016	11.210	11.867	7285
	12/31/2017	11.867	13.332	7321
1.70%
	12/31/2014	N/A	10.937	1746
	12/31/2015	10.937	11.199	3598
	12/31/2016	11.199	11.849	4279
	12/31/2017	11.849	13.305	4855
1.75%
	12/31/2014	N/A	10.931	410
	12/31/2015	10.931	11.188	643
	12/31/2016	11.188	11.831	769
	12/31/2017	11.831	13.279	763
1.95%
	12/31/2014	N/A	10.910	1466
	12/31/2015	10.910	11.144	2202
	12/31/2016	11.144	11.761	2392
	12/31/2017	11.761	13.174	2544
2.05%
	12/31/2014	N/A	10.899	84
	12/31/2015	10.899	11.122	152
	12/31/2016	11.122	11.726	183
	12/31/2017	11.726	13.122	155
AZL Russell 1000 Growth Index Fund
1.65%
	12/31/2014	N/A	17.570	1
	12/31/2015	17.570	18.122	50
	12/31/2016	18.122	18.972	585
	12/31/2017	18.972	24.053	419
1.70%
	12/31/2014	N/A	17.529	8
	12/31/2015	17.529	18.071	48
	12/31/2016	18.071	18.908	920
	12/31/2017	18.908	23.961	857
1.75%
	12/31/2014	N/A	17.488	0
	12/31/2015	17.488	18.020	13
	12/31/2016	18.020	18.845	54
	12/31/2017	18.845	23.869	43
1.80%
	12/31/2016	N/A	18.069	248
	12/31/2017	18.069	22.875	197
1.95%
	12/31/2014	N/A	17.325	10
	12/31/2015	17.325	17.816	19
	12/31/2016	17.816	18.595	327
	12/31/2017	18.595	23.506	261
2.05%
	12/31/2014	N/A	17.244	0
	12/31/2015	17.244	17.715	0
	12/31/2016	17.715	18.472	129
	12/31/2017	18.472	23.326	107
2.10%
	12/31/2016	N/A	17.602	461
	12/31/2017	17.602	22.216	381
2.15%
	12/31/2016	N/A	17.525	4
	12/31/2017	17.525	22.109	5
2.20%
	12/31/2016	N/A	17.449	625
	12/31/2017	17.449	22.001	539
2.25%
	12/31/2016	N/A	17.373	467
	12/31/2017	17.373	21.894	409
2.30%
	12/31/2016	N/A	17.297	6
	12/31/2017	17.297	21.788	3
2.35%
	12/31/2016	N/A	17.221	786
	12/31/2017	17.221	21.682	694
2.40%
	12/31/2016	N/A	17.146	351
	12/31/2017	17.146	21.577	281
2.45%
	12/31/2016	N/A	17.072	153
	12/31/2017	17.072	21.472	127
2.50%
	12/31/2016	N/A	16.997	664
	12/31/2017	16.997	21.368	552
2.55%
	12/31/2016	N/A	16.923	258
	12/31/2017	16.923	21.264	217
2.60%
	12/31/2016	N/A	16.849	179
	12/31/2017	16.849	21.161	169
2.65%
	12/31/2016	N/A	16.776	473
	12/31/2017	16.776	21.058	372
2.70%
	12/31/2016	N/A	16.703	56
	12/31/2017	16.703	20.956	55
2.75%
	12/31/2016	N/A	16.630	187
	12/31/2017	16.630	20.854	173
2.80%
	12/31/2016	N/A	16.557	105
	12/31/2017	16.557	20.753	96
2.85%
	12/31/2016	N/A	16.485	69
	12/31/2017	16.485	20.652	65
2.90%
	12/31/2016	N/A	16.413	141
	12/31/2017	16.413	20.552	140
2.95%
	12/31/2016	N/A	16.342	52
	12/31/2017	16.342	20.452	48
3.00%
	12/31/2016	N/A	16.271	11
	12/31/2017	16.271	20.353	16
3.05%
	12/31/2016	N/A	16.200	82
	12/31/2017	16.200	20.254	78
3.10%
	12/31/2016	N/A	16.129	2
	12/31/2017	16.129	20.156	2
3.15%
	12/31/2016	N/A	16.059	23
	12/31/2017	16.059	20.058	19
3.20%
	12/31/2016	N/A	15.989	8
	12/31/2017	15.989	19.960	9
3.25%
	12/31/2016	N/A	15.919	0
	12/31/2017	15.919	19.863	0
3.30%
	12/31/2016	N/A	15.850	8
	12/31/2017	15.850	19.767	8
3.35%
	12/31/2016	N/A	15.780	0
	12/31/2017	15.780	19.671	2
3.40%
	12/31/2016	N/A	15.712	0
	12/31/2017	15.712	19.575	0
AZL Russell 1000 Value Index Fund
1.65%
	12/31/2014	N/A	16.730	19
	12/31/2015	16.730	15.728	33
	12/31/2016	15.728	17.970	315
	12/31/2017	17.970	19.978	254
1.70%
	12/31/2014	N/A	16.691	25
	12/31/2015	16.691	15.684	48
	12/31/2016	15.684	17.910	649
	12/31/2017	17.910	19.901	544
1.75%
	12/31/2014	N/A	16.652	1
	12/31/2015	16.652	15.639	1
	12/31/2016	15.639	17.850	54
	12/31/2017	17.850	19.825	47
1.80%
	12/31/2016	N/A	17.128	186
	12/31/2017	17.128	19.014	162
1.95%
	12/31/2014	N/A	16.497	16
	12/31/2015	16.497	15.463	14
	12/31/2016	15.463	17.613	227
	12/31/2017	17.613	19.523	225
2.05%
	12/31/2014	N/A	16.420	0
	12/31/2015	16.420	15.375	0
	12/31/2016	15.375	17.496	137
	12/31/2017	17.496	19.374	125
2.10%
	12/31/2016	N/A	16.685	415
	12/31/2017	16.685	18.467	357
2.15%
	12/31/2016	N/A	16.612	11
	12/31/2017	16.612	18.377	11
2.20%
	12/31/2016	N/A	16.540	373
	12/31/2017	16.540	18.288	367
2.25%
	12/31/2016	N/A	16.468	338
	12/31/2017	16.468	18.199	319
2.30%
	12/31/2016	N/A	16.396	0
	12/31/2017	16.396	18.110	0
2.35%
	12/31/2016	N/A	16.325	508
	12/31/2017	16.325	18.023	490
2.40%
	12/31/2016	N/A	16.254	242
	12/31/2017	16.254	17.935	211
2.45%
	12/31/2016	N/A	16.183	129
	12/31/2017	16.183	17.848	107
2.50%
	12/31/2016	N/A	16.112	342
	12/31/2017	16.112	17.761	302
2.55%
	12/31/2016	N/A	16.042	131
	12/31/2017	16.042	17.675	125
2.60%
	12/31/2016	N/A	15.972	142
	12/31/2017	15.972	17.589	141
2.65%
	12/31/2016	N/A	15.902	243
	12/31/2017	15.902	17.504	228
2.70%
	12/31/2016	N/A	15.833	51
	12/31/2017	15.833	17.419	41
2.75%
	12/31/2016	N/A	15.764	146
	12/31/2017	15.764	17.334	143
2.80%
	12/31/2016	N/A	15.695	50
	12/31/2017	15.695	17.250	41
2.85%
	12/31/2016	N/A	15.627	32
	12/31/2017	15.627	17.166	38
2.90%
	12/31/2016	N/A	15.559	97
	12/31/2017	15.559	17.083	93
2.95%
	12/31/2016	N/A	15.491	40
	12/31/2017	15.491	17.000	33
3.00%
	12/31/2016	N/A	15.423	16
	12/31/2017	15.423	16.917	19
3.05%
	12/31/2016	N/A	15.356	38
	12/31/2017	15.356	16.835	45
3.10%
	12/31/2016	N/A	15.289	1
	12/31/2017	15.289	16.753	1
3.15%
	12/31/2016	N/A	15.222	10
	12/31/2017	15.222	16.672	12
3.20%
	12/31/2016	N/A	15.156	12
	12/31/2017	15.156	16.591	12
3.25%
	12/31/2016	N/A	15.090	0
	12/31/2017	15.090	16.511	0
3.30%
	12/31/2016	N/A	15.024	6
	12/31/2017	15.024	16.430	7
3.35%
	12/31/2016	N/A	14.959	8
	12/31/2017	14.959	16.351	4
3.40%
	12/31/2016	N/A	14.894	0
	12/31/2017	14.894	16.271	0
AZL S&P 500 Index Fund
1.65%
	12/31/2008	9.865	6.053	159
	12/31/2009	6.053	7.464	280
	12/31/2010	7.464	8.412	373
	12/31/2011	8.412	8.403	799
	12/31/2012	8.403	9.539	1125
	12/31/2013	9.539	12.353	1315
	12/31/2014	12.353	13.745	1255
	12/31/2015	13.745	13.648	1036
	12/31/2016	13.648	14.962	1013
	12/31/2017	14.962	17.861	744
1.70%
	12/31/2008	9.862	6.048	471
	12/31/2009	6.048	7.454	595
	12/31/2010	7.454	8.396	559
	12/31/2011	8.396	8.383	884
	12/31/2012	8.383	9.512	1173
	12/31/2013	9.512	12.312	1465
	12/31/2014	12.312	13.692	1418
	12/31/2015	13.692	13.589	1286
	12/31/2016	13.589	14.890	1828
	12/31/2017	14.890	17.766	1576
1.75%
	12/31/2009	N/A	7.444	14
	12/31/2010	7.444	8.381	47
	12/31/2011	8.381	8.364	37
	12/31/2012	8.364	9.485	54
	12/31/2013	9.485	12.271	64
	12/31/2014	12.271	13.640	71
	12/31/2015	13.640	13.530	73
	12/31/2016	13.530	14.818	114
	12/31/2017	14.818	17.672	84
1.80%
	12/31/2008	N/A	6.038	431
	12/31/2009	6.038	7.434	2386
	12/31/2010	7.434	8.366	2034
	12/31/2011	8.366	8.344	1828
	12/31/2012	8.344	9.458	1695
	12/31/2013	9.458	12.230	1657
	12/31/2014	12.230	13.588	1571
	12/31/2015	13.588	13.472	1120
	12/31/2016	13.472	14.747	1141
	12/31/2017	14.747	17.578	933
1.95%
	12/31/2008	9.846	6.023	59
	12/31/2009	6.023	7.404	1216
	12/31/2010	7.404	8.320	1135
	12/31/2011	8.320	8.286	1091
	12/31/2012	8.286	9.378	1212
	12/31/2013	9.378	12.108	1118
	12/31/2014	12.108	13.432	980
	12/31/2015	13.432	13.298	856
	12/31/2016	13.298	14.534	951
	12/31/2017	14.534	17.299	765
2.05%
	12/31/2008	N/A	6.013	79
	12/31/2009	6.013	7.385	539
	12/31/2010	7.385	8.289	540
	12/31/2011	8.289	8.247	399
	12/31/2012	8.247	9.325	393
	12/31/2013	9.325	12.028	328
	12/31/2014	12.028	13.329	285
	12/31/2015	13.329	13.183	219
	12/31/2016	13.183	14.394	256
	12/31/2017	14.394	17.115	222
2.10%
	12/31/2008	9.836	6.008	328
	12/31/2009	6.008	7.375	2122
	12/31/2010	7.375	8.274	2162
	12/31/2011	8.274	8.228	2123
	12/31/2012	8.228	9.298	2332
	12/31/2013	9.298	11.987	1913
	12/31/2014	11.987	13.278	1848
	12/31/2015	13.278	13.126	1850
	12/31/2016	13.126	14.325	2103
	12/31/2017	14.325	17.024	1862
2.15%
	12/31/2008	N/A	6.003	20
	12/31/2009	6.003	7.365	78
	12/31/2010	7.365	8.259	42
	12/31/2011	8.259	8.209	18
	12/31/2012	8.209	9.272	16
	12/31/2013	9.272	11.947	5
	12/31/2014	11.947	13.227	4
	12/31/2015	13.227	13.069	19
	12/31/2016	13.069	14.255	34
	12/31/2017	14.255	16.933	35
2.20%
	12/31/2008	9.829	5.998	299
	12/31/2009	5.998	7.355	1962
	12/31/2010	7.355	8.244	1873
	12/31/2011	8.244	8.190	1708
	12/31/2012	8.190	9.246	1766
	12/31/2013	9.246	11.908	1604
	12/31/2014	11.908	13.177	1422
	12/31/2015	13.177	13.012	1295
	12/31/2016	13.012	14.187	1802
	12/31/2017	14.187	16.843	1500
2.25%
	12/31/2008	9.826	5.993	145
	12/31/2009	5.993	7.345	1347
	12/31/2010	7.345	8.228	1158
	12/31/2011	8.228	8.171	1005
	12/31/2012	8.171	9.219	924
	12/31/2013	9.219	11.868	761
	12/31/2014	11.868	13.126	696
	12/31/2015	13.126	12.956	564
	12/31/2016	12.956	14.118	949
	12/31/2017	14.118	16.753	835
2.30%
	12/31/2009	N/A	7.335	8
	12/31/2010	7.335	8.213	8
	12/31/2011	8.213	8.152	4
	12/31/2012	8.152	9.193	0
	12/31/2013	9.193	11.828	0
	12/31/2014	11.828	13.076	0
	12/31/2015	13.076	12.900	0
	12/31/2016	12.900	14.050	14
	12/31/2017	14.050	16.664	9
2.35%
	12/31/2008	9.819	5.983	909
	12/31/2009	5.983	7.326	1879
	12/31/2010	7.326	8.198	1786
	12/31/2011	8.198	8.133	1685
	12/31/2012	8.133	9.167	1796
	12/31/2013	9.167	11.789	1583
	12/31/2014	11.789	13.026	1418
	12/31/2015	13.026	12.844	1272
	12/31/2016	12.844	13.982	2195
	12/31/2017	13.982	16.575	1794
2.40%
	12/31/2008	9.816	5.978	138
	12/31/2009	5.978	7.316	1235
	12/31/2010	7.316	8.183	1092
	12/31/2011	8.183	8.114	1057
	12/31/2012	8.114	9.141	1008
	12/31/2013	9.141	11.750	824
	12/31/2014	11.750	12.976	978
	12/31/2015	12.976	12.788	846
	12/31/2016	12.788	13.915	957
	12/31/2017	13.915	16.487	779
2.45%
	12/31/2008	9.813	5.973	112
	12/31/2009	5.973	7.306	573
	12/31/2010	7.306	8.168	528
	12/31/2011	8.168	8.095	498
	12/31/2012	8.095	9.115	470
	12/31/2013	9.115	11.711	376
	12/31/2014	11.711	12.926	335
	12/31/2015	12.926	12.733	306
	12/31/2016	12.733	13.848	482
	12/31/2017	13.848	16.399	404
2.50%
	12/31/2008	9.809	5.968	342
	12/31/2009	5.968	7.296	1701
	12/31/2010	7.296	8.153	1554
	12/31/2011	8.153	8.076	1434
	12/31/2012	8.076	9.090	1402
	12/31/2013	9.090	11.671	1221
	12/31/2014	11.671	12.877	1054
	12/31/2015	12.877	12.678	961
	12/31/2016	12.678	13.781	1474
	12/31/2017	13.781	16.312	1300
2.55%
	12/31/2008	9.806	5.963	53
	12/31/2009	5.963	7.286	582
	12/31/2010	7.286	8.138	786
	12/31/2011	8.138	8.057	731
	12/31/2012	8.057	9.064	694
	12/31/2013	9.064	11.633	594
	12/31/2014	11.633	12.827	513
	12/31/2015	12.827	12.623	475
	12/31/2016	12.623	13.714	559
	12/31/2017	13.714	16.225	463
2.60%
	12/31/2008	9.803	5.958	101
	12/31/2009	5.958	7.277	654
	12/31/2010	7.277	8.123	584
	12/31/2011	8.123	8.038	512
	12/31/2012	8.038	9.038	574
	12/31/2013	9.038	11.594	536
	12/31/2014	11.594	12.778	595
	12/31/2015	12.778	12.568	571
	12/31/2016	12.568	13.648	952
	12/31/2017	13.648	16.139	840
2.65%
	12/31/2008	9.799	5.953	314
	12/31/2009	5.953	7.267	1287
	12/31/2010	7.267	8.108	896
	12/31/2011	8.108	8.019	818
	12/31/2012	8.019	9.012	743
	12/31/2013	9.012	11.555	681
	12/31/2014	11.555	12.729	609
	12/31/2015	12.729	12.514	538
	12/31/2016	12.514	13.582	739
	12/31/2017	13.582	16.053	696
2.70%
	12/31/2008	9.796	5.948	82
	12/31/2009	5.948	7.257	322
	12/31/2010	7.257	8.093	283
	12/31/2011	8.093	8.001	212
	12/31/2012	8.001	8.987	166
	12/31/2013	8.987	11.517	151
	12/31/2014	11.517	12.681	122
	12/31/2015	12.681	12.460	87
	12/31/2016	12.460	13.516	132
	12/31/2017	13.516	15.968	105
2.75%
	12/31/2008	9.793	5.943	20
	12/31/2009	5.943	7.248	267
	12/31/2010	7.248	8.079	192
	12/31/2011	8.079	7.982	209
	12/31/2012	7.982	8.961	142
	12/31/2013	8.961	11.478	234
	12/31/2014	11.478	12.632	230
	12/31/2015	12.632	12.406	282
	12/31/2016	12.406	13.451	454
	12/31/2017	13.451	15.883	407
2.80%
	12/31/2008	9.790	5.938	32
	12/31/2009	5.938	7.238	222
	12/31/2010	7.238	8.064	173
	12/31/2011	8.064	7.963	145
	12/31/2012	7.963	8.936	172
	12/31/2013	8.936	11.440	136
	12/31/2014	11.440	12.584	122
	12/31/2015	12.584	12.352	123
	12/31/2016	12.352	13.386	200
	12/31/2017	13.386	15.798	190
2.85%
	12/31/2008	9.786	5.933	5
	12/31/2009	5.933	7.228	153
	12/31/2010	7.228	8.049	150
	12/31/2011	8.049	7.945	138
	12/31/2012	7.945	8.911	128
	12/31/2013	8.911	11.402	115
	12/31/2014	11.402	12.535	80
	12/31/2015	12.535	12.299	71
	12/31/2016	12.299	13.322	79
	12/31/2017	13.322	15.714	78
2.90%
	12/31/2008	9.783	5.928	17
	12/31/2009	5.928	7.219	259
	12/31/2010	7.219	8.034	179
	12/31/2011	8.034	7.926	174
	12/31/2012	7.926	8.885	181
	12/31/2013	8.885	11.364	203
	12/31/2014	11.364	12.487	207
	12/31/2015	12.487	12.245	224
	12/31/2016	12.245	13.257	343
	12/31/2017	13.257	15.630	307
2.95%
	12/31/2008	9.780	5.923	21
	12/31/2009	5.923	7.209	191
	12/31/2010	7.209	8.019	65
	12/31/2011	8.019	7.908	56
	12/31/2012	7.908	8.860	73
	12/31/2013	8.860	11.326	67
	12/31/2014	11.326	12.439	58
	12/31/2015	12.439	12.192	38
	12/31/2016	12.192	13.193	93
	12/31/2017	13.193	15.547	85
3.00%
	12/31/2008	N/A	5.918	1
	12/31/2009	5.918	7.199	7
	12/31/2010	7.199	8.005	1
	12/31/2011	8.005	7.889	1
	12/31/2012	7.889	8.835	18
	12/31/2013	8.835	11.288	36
	12/31/2014	11.288	12.392	39
	12/31/2015	12.392	12.140	29
	12/31/2016	12.140	13.130	72
	12/31/2017	13.130	15.464	42
3.05%
	12/31/2009	N/A	7.190	9
	12/31/2010	7.190	7.990	0
	12/31/2011	7.990	7.871	0
	12/31/2012	7.871	8.810	0
	12/31/2013	8.810	11.251	23
	12/31/2014	11.251	12.344	53
	12/31/2015	12.344	12.087	69
	12/31/2016	12.087	13.066	168
	12/31/2017	13.066	15.382	134
3.10%
	12/31/2009	N/A	7.180	125
	12/31/2010	7.180	7.975	0
	12/31/2011	7.975	7.853	0
	12/31/2012	7.853	8.785	0
	12/31/2013	8.785	11.213	0
	12/31/2014	11.213	12.297	8
	12/31/2015	12.297	12.035	8
	12/31/2016	12.035	13.003	19
	12/31/2017	13.003	15.300	13
3.15%
	12/31/2009	N/A	7.170	0
	12/31/2010	7.170	7.961	0
	12/31/2011	7.961	7.834	0
	12/31/2012	7.834	8.760	0
	12/31/2013	8.760	11.176	21
	12/31/2014	11.176	12.250	37
	12/31/2015	12.250	11.983	30
	12/31/2016	11.983	12.940	52
	12/31/2017	12.940	15.219	54
3.20%
	12/31/2013	N/A	11.853	0
	12/31/2014	11.853	12.985	10
	12/31/2015	12.985	12.696	13
	12/31/2016	12.696	13.704	38
	12/31/2017	13.704	16.108	56
3.25%
	12/31/2013	N/A	11.813	0
	12/31/2014	11.813	12.935	0
	12/31/2015	12.935	12.640	0
	12/31/2016	12.640	13.637	0
	12/31/2017	13.637	16.022	0
3.30%
	12/31/2013	N/A	11.064	1
	12/31/2014	11.064	12.110	57
	12/31/2015	12.110	11.828	55
	12/31/2016	11.828	12.754	74
	12/31/2017	12.754	14.977	69
3.35%
	12/31/2013	N/A	11.734	0
	12/31/2014	11.734	12.836	14
	12/31/2015	12.836	12.531	12
	12/31/2016	12.531	13.506	16
	12/31/2017	13.506	15.852	11
3.40%
	12/31/2013	N/A	11.695	0
	12/31/2014	11.695	12.787	0
	12/31/2015	12.787	12.477	0
	12/31/2016	12.477	13.441	0
	12/31/2017	13.441	15.767	0
AZL Small Cap Stock Index Fund
1.65%
	12/31/2008	9.314	6.326	76
	12/31/2009	6.326	7.768	30
	12/31/2010	7.768	9.589	71
	12/31/2011	9.589	9.460	239
	12/31/2012	9.460	10.776	533
	12/31/2013	10.776	14.905	397
	12/31/2014	14.905	15.428	305
	12/31/2015	15.428	14.797	196
	12/31/2016	14.797	18.297	432
	12/31/2017	18.297	20.292	307
1.70%
	12/31/2008	9.310	6.321	128
	12/31/2009	6.321	7.758	74
	12/31/2010	7.758	9.571	147
	12/31/2011	9.571	9.438	273
	12/31/2012	9.438	10.746	353
	12/31/2013	10.746	14.855	294
	12/31/2014	14.855	15.369	274
	12/31/2015	15.369	14.733	225
	12/31/2016	14.733	18.209	731
	12/31/2017	18.209	20.184	577
1.75%
	12/31/2009	N/A	7.748	0
	12/31/2010	7.748	9.554	16
	12/31/2011	9.554	9.416	28
	12/31/2012	9.416	10.715	29
	12/31/2013	10.715	14.806	15
	12/31/2014	14.806	15.310	26
	12/31/2015	15.310	14.669	26
	12/31/2016	14.669	18.121	52
	12/31/2017	18.121	20.077	44
1.80%
	12/31/2008	N/A	6.310	155
	12/31/2009	6.310	7.737	314
	12/31/2010	7.737	9.536	310
	12/31/2011	9.536	9.394	282
	12/31/2012	9.394	10.685	248
	12/31/2013	10.685	14.756	232
	12/31/2014	14.756	15.252	152
	12/31/2015	15.252	14.606	132
	12/31/2016	14.606	18.034	289
	12/31/2017	18.034	19.970	239
1.95%
	12/31/2008	9.295	6.294	13
	12/31/2009	6.294	7.706	121
	12/31/2010	7.706	9.484	149
	12/31/2011	9.484	9.329	181
	12/31/2012	9.329	10.594	204
	12/31/2013	10.594	14.609	177
	12/31/2014	14.609	15.077	175
	12/31/2015	15.077	14.417	129
	12/31/2016	14.417	17.774	307
	12/31/2017	17.774	19.653	218
2.05%
	12/31/2008	N/A	6.284	33
	12/31/2009	6.284	7.686	101
	12/31/2010	7.686	9.449	105
	12/31/2011	9.449	9.285	112
	12/31/2012	9.285	10.534	121
	12/31/2013	10.534	14.512	105
	12/31/2014	14.512	14.962	75
	12/31/2015	14.962	14.293	56
	12/31/2016	14.293	17.602	170
	12/31/2017	17.602	19.444	145
2.10%
	12/31/2008	9.285	6.279	129
	12/31/2009	6.279	7.676	470
	12/31/2010	7.676	9.432	491
	12/31/2011	9.432	9.263	484
	12/31/2012	9.263	10.504	495
	12/31/2013	10.504	14.464	451
	12/31/2014	14.464	14.904	294
	12/31/2015	14.904	14.231	353
	12/31/2016	14.231	17.517	724
	12/31/2017	17.517	19.341	663
2.15%
	12/31/2008	N/A	6.273	3
	12/31/2009	6.273	7.665	16
	12/31/2010	7.665	9.415	12
	12/31/2011	9.415	9.242	12
	12/31/2012	9.242	10.474	9
	12/31/2013	10.474	14.416	9
	12/31/2014	14.416	14.847	4
	12/31/2015	14.847	14.169	4
	12/31/2016	14.169	17.433	8
	12/31/2017	17.433	19.238	7
2.20%
	12/31/2008	9.279	6.268	139
	12/31/2009	6.268	7.655	272
	12/31/2010	7.655	9.397	287
	12/31/2011	9.397	9.220	256
	12/31/2012	9.220	10.445	275
	12/31/2013	10.445	14.367	295
	12/31/2014	14.367	14.790	316
	12/31/2015	14.790	14.108	291
	12/31/2016	14.108	17.349	720
	12/31/2017	17.349	19.135	621
2.25%
	12/31/2008	9.276	6.263	87
	12/31/2009	6.263	7.645	187
	12/31/2010	7.645	9.380	184
	12/31/2011	9.380	9.199	191
	12/31/2012	9.199	10.415	181
	12/31/2013	10.415	14.320	195
	12/31/2014	14.320	14.734	178
	12/31/2015	14.734	14.047	146
	12/31/2016	14.047	17.265	418
	12/31/2017	17.265	19.034	377
2.30%
	12/31/2009	N/A	7.635	3
	12/31/2010	7.635	9.363	0
	12/31/2011	9.363	9.177	0
	12/31/2012	9.177	10.386	0
	12/31/2013	10.386	14.272	0
	12/31/2014	14.272	14.677	0
	12/31/2015	14.677	13.986	0
	12/31/2016	13.986	17.182	2
	12/31/2017	17.182	18.932	1
2.35%
	12/31/2008	9.270	6.252	187
	12/31/2009	6.252	7.624	318
	12/31/2010	7.624	9.346	286
	12/31/2011	9.346	9.156	266
	12/31/2012	9.156	10.356	270
	12/31/2013	10.356	14.224	360
	12/31/2014	14.224	14.621	342
	12/31/2015	14.621	13.925	285
	12/31/2016	13.925	17.099	891
	12/31/2017	17.099	18.831	740
2.40%
	12/31/2008	9.267	6.247	84
	12/31/2009	6.247	7.614	239
	12/31/2010	7.614	9.328	216
	12/31/2011	9.328	9.134	224
	12/31/2012	9.134	10.327	202
	12/31/2013	10.327	14.177	225
	12/31/2014	14.177	14.565	152
	12/31/2015	14.565	13.865	159
	12/31/2016	13.865	17.016	384
	12/31/2017	17.016	18.731	330
2.45%
	12/31/2008	9.264	6.242	57
	12/31/2009	6.242	7.604	103
	12/31/2010	7.604	9.311	107
	12/31/2011	9.311	9.113	91
	12/31/2012	9.113	10.298	79
	12/31/2013	10.298	14.130	76
	12/31/2014	14.130	14.509	52
	12/31/2015	14.509	13.805	45
	12/31/2016	13.805	16.934	196
	12/31/2017	16.934	18.631	159
2.50%
	12/31/2008	9.261	6.237	98
	12/31/2009	6.237	7.594	205
	12/31/2010	7.594	9.294	191
	12/31/2011	9.294	9.092	181
	12/31/2012	9.092	10.268	188
	12/31/2013	10.268	14.083	237
	12/31/2014	14.083	14.454	218
	12/31/2015	14.454	13.745	178
	12/31/2016	13.745	16.852	627
	12/31/2017	16.852	18.532	543
2.55%
	12/31/2008	9.257	6.232	22
	12/31/2009	6.232	7.584	87
	12/31/2010	7.584	9.277	88
	12/31/2011	9.277	9.071	84
	12/31/2012	9.071	10.239	85
	12/31/2013	10.239	14.036	92
	12/31/2014	14.036	14.398	75
	12/31/2015	14.398	13.686	53
	12/31/2016	13.686	16.771	300
	12/31/2017	16.771	18.434	258
2.60%
	12/31/2008	9.254	6.226	75
	12/31/2009	6.226	7.574	132
	12/31/2010	7.574	9.260	147
	12/31/2011	9.260	9.050	140
	12/31/2012	9.050	10.210	130
	12/31/2013	10.210	13.989	131
	12/31/2014	13.989	14.343	150
	12/31/2015	14.343	13.626	134
	12/31/2016	13.626	16.690	288
	12/31/2017	16.690	18.335	277
2.65%
	12/31/2008	9.251	6.221	58
	12/31/2009	6.221	7.563	143
	12/31/2010	7.563	9.243	119
	12/31/2011	9.243	9.028	111
	12/31/2012	9.028	10.181	104
	12/31/2013	10.181	13.942	134
	12/31/2014	13.942	14.288	138
	12/31/2015	14.288	13.567	149
	12/31/2016	13.567	16.609	545
	12/31/2017	16.609	18.238	451
2.70%
	12/31/2008	9.248	6.216	15
	12/31/2009	6.216	7.553	67
	12/31/2010	7.553	9.226	42
	12/31/2011	9.226	9.007	37
	12/31/2012	9.007	10.152	25
	12/31/2013	10.152	13.896	45
	12/31/2014	13.896	14.233	24
	12/31/2015	14.233	13.509	38
	12/31/2016	13.509	16.529	76
	12/31/2017	16.529	18.141	50
2.75%
	12/31/2008	9.245	6.211	23
	12/31/2009	6.211	7.543	53
	12/31/2010	7.543	9.209	26
	12/31/2011	9.209	8.986	28
	12/31/2012	8.986	10.124	20
	12/31/2013	10.124	13.849	58
	12/31/2014	13.849	14.179	63
	12/31/2015	14.179	13.450	61
	12/31/2016	13.450	16.449	215
	12/31/2017	16.449	18.044	209
2.80%
	12/31/2008	9.242	6.206	7
	12/31/2009	6.206	7.533	52
	12/31/2010	7.533	9.192	60
	12/31/2011	9.192	8.965	53
	12/31/2012	8.965	10.095	59
	12/31/2013	10.095	13.803	72
	12/31/2014	13.803	14.125	33
	12/31/2015	14.125	13.392	51
	12/31/2016	13.392	16.370	103
	12/31/2017	16.370	17.948	72
2.85%
	12/31/2008	9.239	6.200	1
	12/31/2009	6.200	7.523	7
	12/31/2010	7.523	9.175	4
	12/31/2011	9.175	8.944	4
	12/31/2012	8.944	10.066	4
	12/31/2013	10.066	13.757	30
	12/31/2014	13.757	14.070	20
	12/31/2015	14.070	13.334	17
	12/31/2016	13.334	16.291	48
	12/31/2017	16.291	17.853	49
2.90%
	12/31/2008	9.236	6.195	12
	12/31/2009	6.195	7.513	35
	12/31/2010	7.513	9.159	24
	12/31/2011	9.159	8.924	25
	12/31/2012	8.924	10.038	25
	12/31/2013	10.038	13.711	44
	12/31/2014	13.711	14.017	47
	12/31/2015	14.017	13.276	47
	12/31/2016	13.276	16.212	162
	12/31/2017	16.212	17.758	161
2.95%
	12/31/2008	9.233	6.190	3
	12/31/2009	6.190	7.503	89
	12/31/2010	7.503	9.142	5
	12/31/2011	9.142	8.903	5
	12/31/2012	8.903	10.009	5
	12/31/2013	10.009	13.666	10
	12/31/2014	13.666	13.963	16
	12/31/2015	13.963	13.219	14
	12/31/2016	13.219	16.134	51
	12/31/2017	16.134	17.663	46
3.00%
	12/31/2008	N/A	6.185	1
	12/31/2009	6.185	7.493	1
	12/31/2010	7.493	9.125	0
	12/31/2011	9.125	8.882	0
	12/31/2012	8.882	9.981	2
	12/31/2013	9.981	13.620	9
	12/31/2014	13.620	13.909	15
	12/31/2015	13.909	13.162	15
	12/31/2016	13.162	16.056	27
	12/31/2017	16.056	17.569	27
3.05%
	12/31/2009	N/A	7.483	3
	12/31/2010	7.483	9.108	0
	12/31/2011	9.108	8.861	0
	12/31/2012	8.861	9.953	0
	12/31/2013	9.953	13.575	2
	12/31/2014	13.575	13.856	25
	12/31/2015	13.856	13.105	25
	12/31/2016	13.105	15.979	116
	12/31/2017	15.979	17.475	124
3.10%
	12/31/2009	N/A	7.473	1
	12/31/2010	7.473	9.092	0
	12/31/2011	9.092	8.841	0
	12/31/2012	8.841	9.925	0
	12/31/2013	9.925	13.529	0
	12/31/2014	13.529	13.803	1
	12/31/2015	13.803	13.048	1
	12/31/2016	13.048	15.902	6
	12/31/2017	15.902	17.382	3
3.15%
	12/31/2009	N/A	7.463	0
	12/31/2010	7.463	9.075	0
	12/31/2011	9.075	8.820	0
	12/31/2012	8.820	9.896	0
	12/31/2013	9.896	13.484	0
	12/31/2014	13.484	13.750	14
	12/31/2015	13.750	12.991	5
	12/31/2016	12.991	15.825	20
	12/31/2017	15.825	17.290	20
3.20%
	12/31/2013	N/A	14.195	0
	12/31/2014	14.195	14.467	1
	12/31/2015	14.467	13.662	1
	12/31/2016	13.662	16.634	15
	12/31/2017	16.634	18.165	14
3.25%
	12/31/2013	N/A	14.148	0
	12/31/2014	14.148	14.412	0
	12/31/2015	14.412	13.603	0
	12/31/2016	13.603	16.553	0
	12/31/2017	16.553	18.068	0
3.30%
	12/31/2013	N/A	13.350	0
	12/31/2014	13.350	13.593	1
	12/31/2015	13.593	12.823	1
	12/31/2016	12.823	15.597	15
	12/31/2017	15.597	17.015	15
3.35%
	12/31/2013	N/A	14.053	0
	12/31/2014	14.053	14.301	0
	12/31/2015	14.301	13.485	0
	12/31/2016	13.485	16.394	2
	12/31/2017	16.394	17.876	1
3.40%
	12/31/2013	N/A	14.006	0
	12/31/2014	14.006	14.247	0
	12/31/2015	14.247	13.427	0
	12/31/2016	13.427	16.314	0
	12/31/2017	16.314	17.780	0
AZL T. Rowe Price Capital Appreciation Fund
1.65%
	12/31/2008	13.347	7.811	212
	12/31/2009	7.811	10.129	81
	12/31/2010	10.129	11.163	238
	12/31/2011	11.163	10.520	449
	12/31/2012	10.520	11.622	511
	12/31/2013	11.622	14.855	453
	12/31/2014	14.855	16.332	434
	12/31/2015	16.332	16.878	434
	12/31/2016	16.878	17.904	339
	12/31/2017	17.904	20.261	248
1.70%
	12/31/2008	13.306	7.783	419
	12/31/2009	7.783	10.088	169
	12/31/2010	10.088	11.112	370
	12/31/2011	11.112	10.467	531
	12/31/2012	10.467	11.557	688
	12/31/2013	11.557	14.765	708
	12/31/2014	14.765	16.225	699
	12/31/2015	16.225	16.759	679
	12/31/2016	16.759	17.768	737
	12/31/2017	17.768	20.097	698
1.75%
	12/31/2009	N/A	10.039	1
	12/31/2010	10.039	11.053	8
	12/31/2011	11.053	10.405	32
	12/31/2012	10.405	11.484	31
	12/31/2013	11.484	14.663	50
	12/31/2014	14.663	16.105	95
	12/31/2015	16.105	16.628	93
	12/31/2016	16.628	17.620	88
	12/31/2017	17.620	19.920	71
1.80%
	12/31/2008	N/A	7.728	313
	12/31/2009	7.728	10.006	610
	12/31/2010	10.006	11.011	579
	12/31/2011	11.011	10.361	544
	12/31/2012	10.361	11.429	534
	12/31/2013	11.429	14.586	446
	12/31/2014	14.586	16.013	423
	12/31/2015	16.013	16.524	405
	12/31/2016	16.524	17.501	268
	12/31/2017	17.501	19.775	257
1.95%
	12/31/2008	13.103	7.645	71
	12/31/2009	7.645	9.884	596
	12/31/2010	9.884	10.860	775
	12/31/2011	10.860	10.204	833
	12/31/2012	10.204	11.239	870
	12/31/2013	11.239	14.322	785
	12/31/2014	14.322	15.699	722
	12/31/2015	15.699	16.176	554
	12/31/2016	16.176	17.107	499
	12/31/2017	17.107	19.301	423
2.05%
	12/31/2008	N/A	7.591	65
	12/31/2009	7.591	9.804	155
	12/31/2010	9.804	10.762	190
	12/31/2011	10.762	10.101	217
	12/31/2012	10.101	11.114	198
	12/31/2013	11.114	14.149	165
	12/31/2014	14.149	15.494	142
	12/31/2015	15.494	15.949	207
	12/31/2016	15.949	16.850	183
	12/31/2017	16.850	18.992	170
2.10%
	12/31/2008	12.982	7.563	340
	12/31/2009	7.563	9.763	557
	12/31/2010	9.763	10.712	570
	12/31/2011	10.712	10.050	514
	12/31/2012	10.050	11.052	520
	12/31/2013	11.052	14.063	466
	12/31/2014	14.063	15.392	430
	12/31/2015	15.392	15.836	493
	12/31/2016	15.836	16.722	534
	12/31/2017	16.722	18.839	508
2.15%
	12/31/2008	N/A	7.536	7
	12/31/2009	7.536	9.724	13
	12/31/2010	9.724	10.664	15
	12/31/2011	10.664	9.999	15
	12/31/2012	9.999	10.991	14
	12/31/2013	10.991	13.978	9
	12/31/2014	13.978	15.292	8
	12/31/2015	15.292	15.725	7
	12/31/2016	15.725	16.597	9
	12/31/2017	16.597	18.688	11
2.20%
	12/31/2008	12.902	7.509	481
	12/31/2009	7.509	9.684	691
	12/31/2010	9.684	10.614	701
	12/31/2011	10.614	9.948	678
	12/31/2012	9.948	10.929	668
	12/31/2013	10.929	13.893	585
	12/31/2014	13.893	15.191	597
	12/31/2015	15.191	15.613	763
	12/31/2016	15.613	16.470	797
	12/31/2017	16.470	18.537	865
2.25%
	12/31/2008	12.863	7.482	164
	12/31/2009	7.482	9.644	474
	12/31/2010	9.644	10.566	503
	12/31/2011	10.566	9.898	490
	12/31/2012	9.898	10.868	495
	12/31/2013	10.868	13.809	393
	12/31/2014	13.809	15.091	375
	12/31/2015	15.091	15.503	520
	12/31/2016	15.503	16.346	661
	12/31/2017	16.346	18.387	613
2.30%
	12/31/2009	N/A	9.605	10
	12/31/2010	9.605	10.517	9
	12/31/2011	10.517	9.847	9
	12/31/2012	9.847	10.808	5
	12/31/2013	10.808	13.725	3
	12/31/2014	13.725	14.992	7
	12/31/2015	14.992	15.393	3
	12/31/2016	15.393	16.222	3
	12/31/2017	16.222	18.239	7
2.35%
	12/31/2008	12.784	7.429	650
	12/31/2009	7.429	9.566	1020
	12/31/2010	9.566	10.469	1046
	12/31/2011	10.469	9.797	934
	12/31/2012	9.797	10.748	868
	12/31/2013	10.748	13.642	767
	12/31/2014	13.642	14.894	786
	12/31/2015	14.894	15.284	1117
	12/31/2016	15.284	16.100	1479
	12/31/2017	16.100	18.092	1608
2.40%
	12/31/2008	12.744	7.402	189
	12/31/2009	7.402	9.527	296
	12/31/2010	9.527	10.421	312
	12/31/2011	10.421	9.748	301
	12/31/2012	9.748	10.688	328
	12/31/2013	10.688	13.559	283
	12/31/2014	13.559	14.796	294
	12/31/2015	14.796	15.177	440
	12/31/2016	15.177	15.978	627
	12/31/2017	15.978	17.947	459
2.45%
	12/31/2008	12.705	7.376	264
	12/31/2009	7.376	9.488	322
	12/31/2010	9.488	10.374	314
	12/31/2011	10.374	9.698	283
	12/31/2012	9.698	10.628	250
	12/31/2013	10.628	13.477	208
	12/31/2014	13.477	14.699	225
	12/31/2015	14.699	15.069	265
	12/31/2016	15.069	15.857	325
	12/31/2017	15.857	17.802	324
2.50%
	12/31/2008	12.666	7.349	371
	12/31/2009	7.349	9.450	652
	12/31/2010	9.450	10.326	637
	12/31/2011	10.326	9.649	626
	12/31/2012	9.649	10.569	577
	12/31/2013	10.569	13.395	541
	12/31/2014	13.395	14.602	581
	12/31/2015	14.602	14.963	827
	12/31/2016	14.963	15.738	1140
	12/31/2017	15.738	17.659	1333
2.55%
	12/31/2008	12.627	7.323	101
	12/31/2009	7.323	9.411	368
	12/31/2010	9.411	10.279	316
	12/31/2011	10.279	9.600	316
	12/31/2012	9.600	10.510	299
	12/31/2013	10.510	13.314	283
	12/31/2014	13.314	14.506	262
	12/31/2015	14.506	14.857	260
	12/31/2016	14.857	15.619	314
	12/31/2017	15.619	17.517	217
2.60%
	12/31/2008	12.588	7.297	234
	12/31/2009	7.297	9.373	335
	12/31/2010	9.373	10.232	307
	12/31/2011	10.232	9.552	283
	12/31/2012	9.552	10.452	270
	12/31/2013	10.452	13.233	233
	12/31/2014	13.233	14.411	298
	12/31/2015	14.411	14.752	596
	12/31/2016	14.752	15.501	884
	12/31/2017	15.501	17.376	1006
2.65%
	12/31/2008	12.549	7.271	220
	12/31/2009	7.271	9.334	362
	12/31/2010	9.334	10.185	345
	12/31/2011	10.185	9.503	328
	12/31/2012	9.503	10.394	315
	12/31/2013	10.394	13.152	301
	12/31/2014	13.152	14.316	347
	12/31/2015	14.316	14.648	507
	12/31/2016	14.648	15.383	786
	12/31/2017	15.383	17.236	955
2.70%
	12/31/2008	12.511	7.245	22
	12/31/2009	7.245	9.296	52
	12/31/2010	9.296	10.139	80
	12/31/2011	10.139	9.455	70
	12/31/2012	9.455	10.336	57
	12/31/2013	10.336	13.073	60
	12/31/2014	13.073	14.223	61
	12/31/2015	14.223	14.545	94
	12/31/2016	14.545	15.267	196
	12/31/2017	15.267	17.097	248
2.75%
	12/31/2008	12.472	7.219	66
	12/31/2009	7.219	9.259	132
	12/31/2010	9.259	10.092	107
	12/31/2011	10.092	9.407	86
	12/31/2012	9.407	10.278	73
	12/31/2013	10.278	12.993	115
	12/31/2014	12.993	14.129	158
	12/31/2015	14.129	14.442	280
	12/31/2016	14.442	15.152	505
	12/31/2017	15.152	16.959	608
2.80%
	12/31/2008	12.434	7.193	77
	12/31/2009	7.193	9.221	125
	12/31/2010	9.221	10.046	130
	12/31/2011	10.046	9.359	126
	12/31/2012	9.359	10.221	109
	12/31/2013	10.221	12.915	107
	12/31/2014	12.915	14.036	141
	12/31/2015	14.036	14.340	243
	12/31/2016	14.340	15.037	301
	12/31/2017	15.037	16.823	388
2.85%
	12/31/2008	12.395	7.167	22
	12/31/2009	7.167	9.183	40
	12/31/2010	9.183	10.000	42
	12/31/2011	10.000	9.312	29
	12/31/2012	9.312	10.164	25
	12/31/2013	10.164	12.836	25
	12/31/2014	12.836	13.944	34
	12/31/2015	13.944	14.239	42
	12/31/2016	14.239	14.924	76
	12/31/2017	14.924	16.687	121
2.90%
	12/31/2008	12.357	7.142	68
	12/31/2009	7.142	9.146	101
	12/31/2010	9.146	9.954	93
	12/31/2011	9.954	9.265	94
	12/31/2012	9.265	10.107	93
	12/31/2013	10.107	12.758	74
	12/31/2014	12.758	13.853	88
	12/31/2015	13.853	14.138	298
	12/31/2016	14.138	14.811	427
	12/31/2017	14.811	16.553	480
2.95%
	12/31/2008	12.319	7.116	29
	12/31/2009	7.116	9.108	49
	12/31/2010	9.108	9.909	40
	12/31/2011	9.909	9.218	38
	12/31/2012	9.218	10.051	26
	12/31/2013	10.051	12.681	30
	12/31/2014	12.681	13.762	32
	12/31/2015	13.762	14.039	42
	12/31/2016	14.039	14.699	83
	12/31/2017	14.699	16.420	283
3.00%
	12/31/2008	N/A	7.091	0
	12/31/2009	7.091	9.072	3
	12/31/2010	9.072	9.864	0
	12/31/2011	9.864	9.172	0
	12/31/2012	9.172	9.996	0
	12/31/2013	9.996	12.605	9
	12/31/2014	12.605	13.673	21
	12/31/2015	13.673	13.941	24
	12/31/2016	13.941	14.589	36
	12/31/2017	14.589	16.289	44
3.05%
	12/31/2009	N/A	9.035	1
	12/31/2010	9.035	9.819	0
	12/31/2011	9.819	9.125	0
	12/31/2012	9.125	9.940	0
	12/31/2013	9.940	12.528	19
	12/31/2014	12.528	13.582	61
	12/31/2015	13.582	13.841	139
	12/31/2016	13.841	14.478	268
	12/31/2017	14.478	16.157	315
3.10%
	12/31/2009	N/A	8.998	3
	12/31/2010	8.998	9.774	0
	12/31/2011	9.774	9.078	0
	12/31/2012	9.078	9.884	0
	12/31/2013	9.884	12.452	0
	12/31/2014	12.452	13.493	3
	12/31/2015	13.493	13.744	4
	12/31/2016	13.744	14.369	24
	12/31/2017	14.369	16.027	32
3.15%
	12/31/2009	N/A	8.961	2
	12/31/2010	8.961	9.729	0
	12/31/2011	9.729	9.032	0
	12/31/2012	9.032	9.829	0
	12/31/2013	9.829	12.376	7
	12/31/2014	12.376	13.404	20
	12/31/2015	13.404	13.647	77
	12/31/2016	13.647	14.260	27
	12/31/2017	14.260	15.898	40
3.20%
	12/31/2013	N/A	13.431	1
	12/31/2014	13.431	14.540	6
	12/31/2015	14.540	14.795	39
	12/31/2016	14.795	15.452	44
	12/31/2017	15.452	17.218	46
3.25%
	12/31/2013	N/A	13.349	0
	12/31/2014	13.349	14.444	0
	12/31/2015	14.444	14.690	0
	12/31/2016	14.690	15.335	0
	12/31/2017	15.335	17.079	0
3.30%
	12/31/2013	N/A	12.153	1
	12/31/2014	12.153	13.143	8
	12/31/2015	13.143	13.361	9
	12/31/2016	13.361	13.940	14
	12/31/2017	13.940	15.518	15
3.35%
	12/31/2013	N/A	13.188	0
	12/31/2014	13.188	14.255	0
	12/31/2015	14.255	14.483	2
	12/31/2016	14.483	15.104	2
	12/31/2017	15.104	16.805	5
3.40%
	12/31/2013	N/A	13.108	0
	12/31/2014	13.108	14.161	0
	12/31/2015	14.161	14.381	0
	12/31/2016	14.381	14.990	0
	12/31/2017	14.990	16.670	0
BlackRock Global Allocation V.I. Fund
1.65%
	12/31/2008	N/A	7.906	123
	12/31/2009	7.906	9.403	1740
	12/31/2010	9.403	10.152	12264
	12/31/2011	10.152	9.623	24279
	12/31/2012	9.623	10.408	26127
	12/31/2013	10.408	11.714	24262
	12/31/2014	11.714	11.745	21710
	12/31/2015	11.745	11.437	17965
	12/31/2016	11.437	11.678	15420
	12/31/2017	11.678	13.062	13044
1.70%
	12/31/2008	N/A	7.903	337
	12/31/2009	7.903	9.396	1656
	12/31/2010	9.396	10.139	10583
	12/31/2011	10.139	9.605	18302
	12/31/2012	9.605	10.384	19622
	12/31/2013	10.384	11.680	18535
	12/31/2014	11.680	11.705	16738
	12/31/2015	11.705	11.393	15307
	12/31/2016	11.393	11.627	13596
	12/31/2017	11.627	12.999	11816
1.75%
	12/31/2009	N/A	9.388	64
	12/31/2010	9.388	10.125	811
	12/31/2011	10.125	9.588	2830
	12/31/2012	9.588	10.360	2440
	12/31/2013	10.360	11.647	1968
	12/31/2014	11.647	11.666	1895
	12/31/2015	11.666	11.349	1467
	12/31/2016	11.349	11.577	1183
	12/31/2017	11.577	12.936	916
1.80%
	12/31/2008	N/A	7.898	681
	12/31/2009	7.898	9.380	2077
	12/31/2010	9.380	10.112	2389
	12/31/2011	10.112	9.570	2320
	12/31/2012	9.570	10.335	2270
	12/31/2013	10.335	11.614	1912
	12/31/2014	11.614	11.628	1695
	12/31/2015	11.628	11.306	1332
	12/31/2016	11.306	11.527	949
	12/31/2017	11.527	12.873	688
1.95%
	12/31/2008	N/A	7.890	34
	12/31/2009	7.890	9.356	1818
	12/31/2010	9.356	10.071	4912
	12/31/2011	10.071	9.518	7554
	12/31/2012	9.518	10.263	7942
	12/31/2013	10.263	11.516	7484
	12/31/2014	11.516	11.512	6371
	12/31/2015	11.512	11.176	5322
	12/31/2016	11.176	11.378	4534
	12/31/2017	11.378	12.688	3819
2.05%
	12/31/2008	N/A	7.885	920
	12/31/2009	7.885	9.341	1768
	12/31/2010	9.341	10.044	1908
	12/31/2011	10.044	9.483	1797
	12/31/2012	9.483	10.215	1779
	12/31/2013	10.215	11.451	1294
	12/31/2014	11.451	11.435	1091
	12/31/2015	11.435	11.091	867
	12/31/2016	11.091	11.279	612
	12/31/2017	11.279	12.566	509
2.10%
	12/31/2008	N/A	7.882	800
	12/31/2009	7.882	9.333	1699
	12/31/2010	9.333	10.031	2090
	12/31/2011	10.031	9.465	2327
	12/31/2012	9.465	10.191	2499
	12/31/2013	10.191	11.418	2305
	12/31/2014	11.418	11.397	2040
	12/31/2015	11.397	11.048	1201
	12/31/2016	11.048	11.230	1045
	12/31/2017	11.230	12.505	989
2.15%
	12/31/2008	N/A	7.880	53
	12/31/2009	7.880	9.325	68
	12/31/2010	9.325	10.018	74
	12/31/2011	10.018	9.448	58
	12/31/2012	9.448	10.168	60
	12/31/2013	10.168	11.386	53
	12/31/2014	11.386	11.359	52
	12/31/2015	11.359	11.006	45
	12/31/2016	11.006	11.182	37
	12/31/2017	11.182	12.445	32
2.20%
	12/31/2008	N/A	7.877	1133
	12/31/2009	7.877	9.317	2993
	12/31/2010	9.317	10.004	3212
	12/31/2011	10.004	9.431	3080
	12/31/2012	9.431	10.144	3028
	12/31/2013	10.144	11.354	2872
	12/31/2014	11.354	11.321	2614
	12/31/2015	11.321	10.964	2408
	12/31/2016	10.964	11.133	2109
	12/31/2017	11.133	12.385	1846
2.25%
	12/31/2008	N/A	7.874	411
	12/31/2009	7.874	9.310	1347
	12/31/2010	9.310	9.991	1425
	12/31/2011	9.991	9.414	1681
	12/31/2012	9.414	10.120	1677
	12/31/2013	10.120	11.321	1465
	12/31/2014	11.321	11.283	1281
	12/31/2015	11.283	10.922	1310
	12/31/2016	10.922	11.085	1252
	12/31/2017	11.085	12.325	1017
2.30%
	12/31/2009	N/A	9.302	42
	12/31/2010	9.302	9.978	48
	12/31/2011	9.978	9.396	41
	12/31/2012	9.396	10.097	8
	12/31/2013	10.097	11.289	7
	12/31/2014	11.289	11.246	6
	12/31/2015	11.246	10.880	6
	12/31/2016	10.880	11.037	5
	12/31/2017	11.037	12.266	5
2.35%
	12/31/2008	N/A	7.869	1572
	12/31/2009	7.869	9.294	7831
	12/31/2010	9.294	9.964	8298
	12/31/2011	9.964	9.379	8696
	12/31/2012	9.379	10.073	8412
	12/31/2013	10.073	11.257	7798
	12/31/2014	11.257	11.208	6938
	12/31/2015	11.208	10.838	6263
	12/31/2016	10.838	10.990	5687
	12/31/2017	10.990	12.206	5217
2.40%
	12/31/2008	N/A	7.866	234
	12/31/2009	7.866	9.286	809
	12/31/2010	9.286	9.951	1028
	12/31/2011	9.951	9.362	766
	12/31/2012	9.362	10.049	925
	12/31/2013	10.049	11.225	738
	12/31/2014	11.225	11.171	689
	12/31/2015	11.171	10.797	600
	12/31/2016	10.797	10.942	584
	12/31/2017	10.942	12.148	622
2.45%
	12/31/2008	N/A	7.864	924
	12/31/2009	7.864	9.278	1416
	12/31/2010	9.278	9.938	1515
	12/31/2011	9.938	9.345	1520
	12/31/2012	9.345	10.026	1494
	12/31/2013	10.026	11.194	1428
	12/31/2014	11.194	11.134	1231
	12/31/2015	11.134	10.756	1105
	12/31/2016	10.756	10.895	1075
	12/31/2017	10.895	12.089	920
2.50%
	12/31/2008	N/A	7.861	779
	12/31/2009	7.861	9.271	6283
	12/31/2010	9.271	9.924	7202
	12/31/2011	9.924	9.328	7321
	12/31/2012	9.328	10.003	7083
	12/31/2013	10.003	11.162	6585
	12/31/2014	11.162	11.097	5635
	12/31/2015	11.097	10.714	4969
	12/31/2016	10.714	10.847	4553
	12/31/2017	10.847	12.031	4095
2.55%
	12/31/2008	N/A	7.858	164
	12/31/2009	7.858	9.263	514
	12/31/2010	9.263	9.911	514
	12/31/2011	9.911	9.310	617
	12/31/2012	9.310	9.979	582
	12/31/2013	9.979	11.130	549
	12/31/2014	11.130	11.060	515
	12/31/2015	11.060	10.673	466
	12/31/2016	10.673	10.801	409
	12/31/2017	10.801	11.973	461
2.60%
	12/31/2008	N/A	7.856	892
	12/31/2009	7.856	9.255	4588
	12/31/2010	9.255	9.898	4770
	12/31/2011	9.898	9.293	4749
	12/31/2012	9.293	9.956	4554
	12/31/2013	9.956	11.099	4154
	12/31/2014	11.099	11.023	4099
	12/31/2015	11.023	10.633	3776
	12/31/2016	10.633	10.754	3376
	12/31/2017	10.754	11.915	3168
2.65%
	12/31/2008	N/A	7.853	488
	12/31/2009	7.853	9.248	2606
	12/31/2010	9.248	9.885	2959
	12/31/2011	9.885	9.276	3022
	12/31/2012	9.276	9.933	3120
	12/31/2013	9.933	11.067	2846
	12/31/2014	11.067	10.986	2483
	12/31/2015	10.986	10.592	2169
	12/31/2016	10.592	10.707	2069
	12/31/2017	10.707	11.857	1914
2.70%
	12/31/2008	N/A	7.851	122
	12/31/2009	7.851	9.240	233
	12/31/2010	9.240	9.871	269
	12/31/2011	9.871	9.259	318
	12/31/2012	9.259	9.910	280
	12/31/2013	9.910	11.036	283
	12/31/2014	11.036	10.950	272
	12/31/2015	10.950	10.551	243
	12/31/2016	10.551	10.661	216
	12/31/2017	10.661	11.800	197
2.75%
	12/31/2008	N/A	7.848	173
	12/31/2009	7.848	9.232	2924
	12/31/2010	9.232	9.858	3216
	12/31/2011	9.858	9.242	2948
	12/31/2012	9.242	9.886	2848
	12/31/2013	9.886	11.005	2778
	12/31/2014	11.005	10.913	2813
	12/31/2015	10.913	10.511	2500
	12/31/2016	10.511	10.615	2275
	12/31/2017	10.615	11.743	2102
2.80%
	12/31/2008	N/A	7.845	169
	12/31/2009	7.845	9.224	1646
	12/31/2010	9.224	9.845	1798
	12/31/2011	9.845	9.225	1833
	12/31/2012	9.225	9.863	1840
	12/31/2013	9.863	10.974	1706
	12/31/2014	10.974	10.877	1510
	12/31/2015	10.877	10.471	1345
	12/31/2016	10.471	10.569	1221
	12/31/2017	10.569	11.687	1081
2.85%
	12/31/2008	N/A	7.843	58
	12/31/2009	7.843	9.217	213
	12/31/2010	9.217	9.832	215
	12/31/2011	9.832	9.209	196
	12/31/2012	9.209	9.840	198
	12/31/2013	9.840	10.942	215
	12/31/2014	10.942	10.840	220
	12/31/2015	10.840	10.430	198
	12/31/2016	10.430	10.523	203
	12/31/2017	10.523	11.630	198
2.90%
	12/31/2008	N/A	7.840	76
	12/31/2009	7.840	9.209	909
	12/31/2010	9.209	9.819	1127
	12/31/2011	9.819	9.192	1095
	12/31/2012	9.192	9.817	1133
	12/31/2013	9.817	10.911	1297
	12/31/2014	10.911	10.804	1200
	12/31/2015	10.804	10.390	1031
	12/31/2016	10.390	10.478	944
	12/31/2017	10.478	11.574	846
2.95%
	12/31/2008	N/A	7.837	52
	12/31/2009	7.837	9.201	459
	12/31/2010	9.201	9.806	515
	12/31/2011	9.806	9.175	475
	12/31/2012	9.175	9.794	451
	12/31/2013	9.794	10.881	388
	12/31/2014	10.881	10.768	383
	12/31/2015	10.768	10.351	375
	12/31/2016	10.351	10.432	298
	12/31/2017	10.432	11.518	205
3.00%
	12/31/2008	N/A	7.835	66
	12/31/2009	7.835	9.194	43
	12/31/2010	9.194	9.793	84
	12/31/2011	9.793	9.158	66
	12/31/2012	9.158	9.772	37
	12/31/2013	9.772	10.850	41
	12/31/2014	10.850	10.732	161
	12/31/2015	10.732	10.311	98
	12/31/2016	10.311	10.387	103
	12/31/2017	10.387	11.463	84
3.05%
	12/31/2009	N/A	9.186	731
	12/31/2010	9.186	9.780	802
	12/31/2011	9.780	9.141	739
	12/31/2012	9.141	9.749	735
	12/31/2013	9.749	10.819	675
	12/31/2014	10.819	10.697	683
	12/31/2015	10.697	10.272	591
	12/31/2016	10.272	10.342	505
	12/31/2017	10.342	11.407	452
3.10%
	12/31/2009	N/A	9.178	115
	12/31/2010	9.178	9.767	156
	12/31/2011	9.767	9.124	129
	12/31/2012	9.124	9.726	134
	12/31/2013	9.726	10.788	138
	12/31/2014	10.788	10.661	128
	12/31/2015	10.661	10.232	125
	12/31/2016	10.232	10.297	124
	12/31/2017	10.297	11.352	120
3.15%
	12/31/2009	N/A	9.171	12
	12/31/2010	9.171	9.753	18
	12/31/2011	9.753	9.108	25
	12/31/2012	9.108	9.703	18
	12/31/2013	9.703	10.758	40
	12/31/2014	10.758	10.626	76
	12/31/2015	10.626	10.193	102
	12/31/2016	10.193	10.253	109
	12/31/2017	10.253	11.298	101
3.20%
	12/31/2013	N/A	25.835	0
	12/31/2014	25.835	25.505	3
	12/31/2015	25.505	24.454	5
	12/31/2016	24.454	24.585	5
	12/31/2017	24.585	27.077	25
3.25%
	12/31/2013	N/A	25.554	0
	12/31/2014	25.554	25.215	0
	12/31/2015	25.215	24.164	0
	12/31/2016	24.164	24.281	0
	12/31/2017	24.281	26.729	0
3.30%
	12/31/2013	N/A	10.667	0
	12/31/2014	10.667	10.520	18
	12/31/2015	10.520	10.076	27
	12/31/2016	10.076	10.120	50
	12/31/2017	10.120	11.135	53
3.35%
	12/31/2013	N/A	25.001	0
	12/31/2014	25.001	24.645	6
	12/31/2015	24.645	23.594	5
	12/31/2016	23.594	23.685	5
	12/31/2017	23.685	26.046	5
3.40%
	12/31/2013	N/A	24.729	0
	12/31/2014	24.729	24.364	0
	12/31/2015	24.364	23.314	0
	12/31/2016	23.314	23.392	0
	12/31/2017	23.392	25.712	0
Davis VA Financial Portfolio
1.65%
	12/31/2008	15.522	8.189	18
	12/31/2009	8.189	11.372	13
	12/31/2010	11.372	12.427	3
	12/31/2011	12.427	11.251	3
	12/31/2012	11.251	13.150	2
	12/31/2013	13.150	16.978	1
	12/31/2014	16.978	18.846	0
	12/31/2015	18.846	18.909	0
	12/31/2016	18.909	21.250	0
	12/31/2017	21.250	25.381	0
1.70%
	12/31/2008	15.460	8.152	72
	12/31/2009	8.152	11.315	31
	12/31/2010	11.315	12.359	29
	12/31/2011	12.359	11.185	25
	12/31/2012	11.185	13.065	22
	12/31/2013	13.065	16.860	18
	12/31/2014	16.860	18.706	17
	12/31/2015	18.706	18.759	17
	12/31/2016	18.759	21.071	7
	12/31/2017	21.071	25.154	8
1.75%
	12/31/2009	N/A	11.250	0
	12/31/2010	11.250	12.282	0
	12/31/2011	12.282	11.109	0
	12/31/2012	11.109	12.971	0
	12/31/2013	12.971	16.730	0
	12/31/2014	16.730	18.552	0
	12/31/2015	18.552	18.596	0
	12/31/2016	18.596	20.877	0
	12/31/2017	20.877	24.910	0
1.80%
	12/31/2008	N/A	8.080	53
	12/31/2009	8.080	11.204	123
	12/31/2010	11.204	12.225	89
	12/31/2011	12.225	11.052	74
	12/31/2012	11.052	12.897	62
	12/31/2013	12.897	16.627	52
	12/31/2014	16.627	18.429	31
	12/31/2015	18.429	18.463	27
	12/31/2016	18.463	20.718	15
	12/31/2017	20.718	24.707	13
1.95%
	12/31/2008	15.157	7.972	29
	12/31/2009	7.972	11.038	69
	12/31/2010	11.038	12.026	61
	12/31/2011	12.026	10.856	54
	12/31/2012	10.856	12.650	49
	12/31/2013	12.650	16.283	38
	12/31/2014	16.283	18.021	31
	12/31/2015	18.021	18.027	20
	12/31/2016	18.027	20.198	15
	12/31/2017	20.198	24.052	7
2.05%
	12/31/2008	N/A	7.902	21
	12/31/2009	7.902	10.929	28
	12/31/2010	10.929	11.896	22
	12/31/2011	11.896	10.727	17
	12/31/2012	10.727	12.487	14
	12/31/2013	12.487	16.058	11
	12/31/2014	16.058	17.754	6
	12/31/2015	17.754	17.742	6
	12/31/2016	17.742	19.859	5
	12/31/2017	19.859	23.625	3
2.10%
	12/31/2008	14.978	7.866	92
	12/31/2009	7.866	10.875	184
	12/31/2010	10.875	11.831	188
	12/31/2011	11.831	10.664	115
	12/31/2012	10.664	12.407	99
	12/31/2013	12.407	15.947	84
	12/31/2014	15.947	17.622	59
	12/31/2015	17.622	17.601	57
	12/31/2016	17.601	19.692	48
	12/31/2017	19.692	23.414	44
2.15%
	12/31/2008	N/A	7.831	0
	12/31/2009	7.831	10.821	10
	12/31/2010	10.821	11.767	1
	12/31/2011	11.767	10.600	0
	12/31/2012	10.600	12.327	0
	12/31/2013	12.327	15.836	0
	12/31/2014	15.836	17.490	0
	12/31/2015	17.490	17.462	0
	12/31/2016	17.462	19.526	0
	12/31/2017	19.526	23.205	0
2.20%
	12/31/2008	14.860	7.797	103
	12/31/2009	7.797	10.768	189
	12/31/2010	10.768	11.702	183
	12/31/2011	11.702	10.537	172
	12/31/2012	10.537	12.247	161
	12/31/2013	12.247	15.726	139
	12/31/2014	15.726	17.360	117
	12/31/2015	17.360	17.323	105
	12/31/2016	17.323	19.361	93
	12/31/2017	19.361	22.998	99
2.25%
	12/31/2008	14.801	7.762	35
	12/31/2009	7.762	10.714	85
	12/31/2010	10.714	11.639	81
	12/31/2011	11.639	10.475	70
	12/31/2012	10.475	12.168	63
	12/31/2013	12.168	15.617	51
	12/31/2014	15.617	17.231	41
	12/31/2015	17.231	17.186	33
	12/31/2016	17.186	19.198	27
	12/31/2017	19.198	22.793	31
2.30%
	12/31/2009	N/A	10.661	1
	12/31/2010	10.661	11.575	1
	12/31/2011	11.575	10.412	0
	12/31/2012	10.412	12.090	0
	12/31/2013	12.090	15.509	0
	12/31/2014	15.509	17.103	0
	12/31/2015	17.103	17.049	0
	12/31/2016	17.049	19.036	0
	12/31/2017	19.036	22.589	0
2.35%
	12/31/2008	14.684	7.693	143
	12/31/2009	7.693	10.608	210
	12/31/2010	10.608	11.512	209
	12/31/2011	11.512	10.351	199
	12/31/2012	10.351	12.012	185
	12/31/2013	12.012	15.401	158
	12/31/2014	15.401	16.976	129
	12/31/2015	16.976	16.914	105
	12/31/2016	16.914	18.876	87
	12/31/2017	18.876	22.388	110
2.40%
	12/31/2008	14.626	7.659	77
	12/31/2009	7.659	10.556	94
	12/31/2010	10.556	11.449	86
	12/31/2011	11.449	10.289	82
	12/31/2012	10.289	11.935	74
	12/31/2013	11.935	15.294	66
	12/31/2014	15.294	16.850	56
	12/31/2015	16.850	16.780	52
	12/31/2016	16.780	18.717	48
	12/31/2017	18.717	22.188	42
2.45%
	12/31/2008	14.569	7.624	33
	12/31/2009	7.624	10.504	59
	12/31/2010	10.504	11.387	72
	12/31/2011	11.387	10.228	66
	12/31/2012	10.228	11.858	55
	12/31/2013	11.858	15.188	41
	12/31/2014	15.188	16.724	33
	12/31/2015	16.724	16.647	29
	12/31/2016	16.647	18.559	26
	12/31/2017	18.559	21.990	22
2.50%
	12/31/2008	14.511	7.591	85
	12/31/2009	7.591	10.452	118
	12/31/2010	10.452	11.325	111
	12/31/2011	11.325	10.167	112
	12/31/2012	10.167	11.781	112
	12/31/2013	11.781	15.083	97
	12/31/2014	15.083	16.600	78
	12/31/2015	16.600	16.515	70
	12/31/2016	16.515	18.403	65
	12/31/2017	18.403	21.794	63
2.55%
	12/31/2008	14.454	7.557	51
	12/31/2009	7.557	10.400	82
	12/31/2010	10.400	11.263	79
	12/31/2011	11.263	10.107	73
	12/31/2012	10.107	11.706	68
	12/31/2013	11.706	14.978	59
	12/31/2014	14.978	16.477	40
	12/31/2015	16.477	16.384	35
	12/31/2016	16.384	18.247	32
	12/31/2017	18.247	21.599	31
2.60%
	12/31/2008	14.396	7.523	39
	12/31/2009	7.523	10.349	51
	12/31/2010	10.349	11.202	46
	12/31/2011	11.202	10.047	37
	12/31/2012	10.047	11.630	31
	12/31/2013	11.630	14.874	29
	12/31/2014	14.874	16.354	26
	12/31/2015	16.354	16.254	20
	12/31/2016	16.254	18.094	16
	12/31/2017	18.094	21.407	16
2.65%
	12/31/2008	14.340	7.490	63
	12/31/2009	7.490	10.297	73
	12/31/2010	10.297	11.141	98
	12/31/2011	11.141	9.987	93
	12/31/2012	9.987	11.555	86
	12/31/2013	11.555	14.771	80
	12/31/2014	14.771	16.233	69
	12/31/2015	16.233	16.125	64
	12/31/2016	16.125	17.941	56
	12/31/2017	17.941	21.216	50
2.70%
	12/31/2008	14.283	7.456	17
	12/31/2009	7.456	10.246	23
	12/31/2010	10.246	11.080	11
	12/31/2011	11.080	9.928	13
	12/31/2012	9.928	11.481	23
	12/31/2013	11.481	14.668	27
	12/31/2014	14.668	16.112	28
	12/31/2015	16.112	15.997	18
	12/31/2016	15.997	17.790	8
	12/31/2017	17.790	21.026	9
2.75%
	12/31/2008	14.226	7.423	16
	12/31/2009	7.423	10.196	18
	12/31/2010	10.196	11.020	14
	12/31/2011	11.020	9.869	8
	12/31/2012	9.869	11.407	6
	12/31/2013	11.407	14.567	8
	12/31/2014	14.567	15.992	13
	12/31/2015	15.992	15.870	11
	12/31/2016	15.870	17.640	13
	12/31/2017	17.640	20.839	12
2.80%
	12/31/2008	14.170	7.390	29
	12/31/2009	7.390	10.145	21
	12/31/2010	10.145	10.960	10
	12/31/2011	10.960	9.810	10
	12/31/2012	9.810	11.333	21
	12/31/2013	11.333	14.465	36
	12/31/2014	14.465	15.873	25
	12/31/2015	15.873	15.744	12
	12/31/2016	15.744	17.491	6
	12/31/2017	17.491	20.653	6
2.85%
	12/31/2008	14.114	7.357	4
	12/31/2009	7.357	10.095	13
	12/31/2010	10.095	10.900	15
	12/31/2011	10.900	9.752	12
	12/31/2012	9.752	11.260	12
	12/31/2013	11.260	14.365	13
	12/31/2014	14.365	15.755	17
	12/31/2015	15.755	15.619	12
	12/31/2016	15.619	17.344	11
	12/31/2017	17.344	20.468	10
2.90%
	12/31/2008	14.058	7.324	10
	12/31/2009	7.324	10.045	17
	12/31/2010	10.045	10.841	15
	12/31/2011	10.841	9.694	6
	12/31/2012	9.694	11.188	6
	12/31/2013	11.188	14.265	7
	12/31/2014	14.265	15.638	17
	12/31/2015	15.638	15.495	19
	12/31/2016	15.495	17.198	19
	12/31/2017	17.198	20.286	21
2.95%
	12/31/2008	14.003	7.292	2
	12/31/2009	7.292	9.995	6
	12/31/2010	9.995	10.782	4
	12/31/2011	10.782	9.636	5
	12/31/2012	9.636	11.116	8
	12/31/2013	11.116	14.166	15
	12/31/2014	14.166	15.522	9
	12/31/2015	15.522	15.373	10
	12/31/2016	15.373	17.053	2
	12/31/2017	17.053	20.105	2
3.00%
	12/31/2008	N/A	7.259	0
	12/31/2009	7.259	9.946	0
	12/31/2010	9.946	10.723	0
	12/31/2011	10.723	9.579	0
	12/31/2012	9.579	11.044	0
	12/31/2013	11.044	14.068	0
	12/31/2014	14.068	15.406	0
	12/31/2015	15.406	15.251	1
	12/31/2016	15.251	16.909	1
	12/31/2017	16.909	19.925	6
3.05%
	12/31/2009	N/A	9.896	6
	12/31/2010	9.896	10.665	0
	12/31/2011	10.665	9.522	0
	12/31/2012	9.522	10.973	0
	12/31/2013	10.973	13.970	6
	12/31/2014	13.970	15.292	14
	12/31/2015	15.292	15.130	14
	12/31/2016	15.130	16.766	12
	12/31/2017	16.766	19.748	10
3.10%
	12/31/2009	N/A	9.847	0
	12/31/2010	9.847	10.607	0
	12/31/2011	10.607	9.465	0
	12/31/2012	9.465	10.902	0
	12/31/2013	10.902	13.873	0
	12/31/2014	13.873	15.178	0
	12/31/2015	15.178	15.010	0
	12/31/2016	15.010	16.625	0
	12/31/2017	16.625	19.571	0
3.15%
	12/31/2009	N/A	9.799	0
	12/31/2010	9.799	10.549	0
	12/31/2011	10.549	9.409	0
	12/31/2012	9.409	10.832	0
	12/31/2013	10.832	13.777	2
	12/31/2014	13.777	15.065	4
	12/31/2015	15.065	14.891	4
	12/31/2016	14.891	16.485	4
	12/31/2017	16.485	19.397	3
3.20%
	12/31/2013	N/A	13.093	0
	12/31/2014	13.093	14.310	1
	12/31/2015	14.310	14.137	1
	12/31/2016	14.137	15.643	1
	12/31/2017	15.643	18.397	1
3.25%
	12/31/2013	N/A	12.998	1
	12/31/2014	12.998	14.199	1
	12/31/2015	14.199	14.020	1
	12/31/2016	14.020	15.506	1
	12/31/2017	15.506	18.227	1
3.30%
	12/31/2013	N/A	10.798	0
	12/31/2014	10.798	11.790	0
	12/31/2015	11.790	11.636	1
	12/31/2016	11.636	12.863	1
	12/31/2017	12.863	15.112	1
3.35%
	12/31/2013	N/A	12.811	0
	12/31/2014	12.811	13.980	0
	12/31/2015	13.980	13.791	0
	12/31/2016	13.791	15.237	0
	12/31/2017	15.237	17.892	0
3.40%
	12/31/2013	N/A	12.718	0
	12/31/2014	12.718	13.872	0
	12/31/2015	13.872	13.677	0
	12/31/2016	13.677	15.104	0
	12/31/2017	15.104	17.727	0
Fidelity VIP FundsManager 50% Portfolio
1.65%
	12/31/2011	N/A	10.627	142
	12/31/2012	10.627	11.510	186
	12/31/2013	11.510	12.982	184
	12/31/2014	12.982	13.401	233
	12/31/2015	13.401	13.180	208
	12/31/2016	13.180	13.493	203
	12/31/2017	13.493	15.163	163
1.70%
	12/31/2011	N/A	10.596	223
	12/31/2012	10.596	11.472	269
	12/31/2013	11.472	12.932	350
	12/31/2014	12.932	13.343	350
	12/31/2015	13.343	13.116	325
	12/31/2016	13.116	13.421	298
	12/31/2017	13.421	15.074	301
1.75%
	12/31/2011	N/A	10.566	0
	12/31/2012	10.566	11.433	0
	12/31/2013	11.433	12.882	1
	12/31/2014	12.882	13.285	1
	12/31/2015	13.285	13.052	2
	12/31/2016	13.052	13.349	2
	12/31/2017	13.349	14.986	2
1.80%
	12/31/2011	N/A	10.536	2
	12/31/2012	10.536	11.395	2
	12/31/2013	11.395	12.832	0
	12/31/2014	12.832	13.227	2
	12/31/2015	13.227	12.989	0
	12/31/2016	12.989	13.277	0
	12/31/2017	13.277	14.899	0
1.95%
	12/31/2011	N/A	10.446	41
	12/31/2012	10.446	11.280	42
	12/31/2013	11.280	12.684	46
	12/31/2014	12.684	13.055	48
	12/31/2015	13.055	12.801	43
	12/31/2016	12.801	13.066	33
	12/31/2017	13.066	14.639	32
2.05%
	12/31/2011	N/A	10.387	7
	12/31/2012	10.387	11.205	8
	12/31/2013	11.205	12.587	7
	12/31/2014	12.587	12.942	7
	12/31/2015	12.942	12.677	3
	12/31/2016	12.677	12.926	3
	12/31/2017	12.926	14.468	3
2.10%
	12/31/2011	N/A	10.357	0
	12/31/2012	10.357	11.167	1
	12/31/2013	11.167	12.538	2
	12/31/2014	12.538	12.885	5
	12/31/2015	12.885	12.615	4
	12/31/2016	12.615	12.857	17
	12/31/2017	12.857	14.384	13
2.15%
	12/31/2011	N/A	10.327	0
	12/31/2012	10.327	11.130	0
	12/31/2013	11.130	12.490	0
	12/31/2014	12.490	12.829	0
	12/31/2015	12.829	12.554	0
	12/31/2016	12.554	12.788	0
	12/31/2017	12.788	14.300	0
2.20%
	12/31/2011	N/A	10.298	0
	12/31/2012	10.298	11.092	0
	12/31/2013	11.092	12.442	7
	12/31/2014	12.442	12.774	13
	12/31/2015	12.774	12.493	19
	12/31/2016	12.493	12.720	30
	12/31/2017	12.720	14.216	29
2.25%
	12/31/2011	N/A	10.268	0
	12/31/2012	10.268	11.055	16
	12/31/2013	11.055	12.394	25
	12/31/2014	12.394	12.718	18
	12/31/2015	12.718	12.433	20
	12/31/2016	12.433	12.652	26
	12/31/2017	12.652	14.133	27
2.30%
	12/31/2011	N/A	10.239	1
	12/31/2012	10.239	11.018	1
	12/31/2013	11.018	12.346	0
	12/31/2014	12.346	12.663	0
	12/31/2015	12.663	12.372	0
	12/31/2016	12.372	12.584	0
	12/31/2017	12.584	14.051	0
2.35%
	12/31/2011	N/A	10.210	14
	12/31/2012	10.210	10.981	30
	12/31/2013	10.981	12.298	29
	12/31/2014	12.298	12.607	29
	12/31/2015	12.607	12.312	38
	12/31/2016	12.312	12.517	55
	12/31/2017	12.517	13.969	51
2.40%
	12/31/2011	N/A	10.181	0
	12/31/2012	10.181	10.944	0
	12/31/2013	10.944	12.251	0
	12/31/2014	12.251	12.553	2
	12/31/2015	12.553	12.253	12
	12/31/2016	12.253	12.450	16
	12/31/2017	12.450	13.887	45
2.45%
	12/31/2011	N/A	10.152	9
	12/31/2012	10.152	10.907	9
	12/31/2013	10.907	12.204	8
	12/31/2014	12.204	12.498	13
	12/31/2015	12.498	12.193	13
	12/31/2016	12.193	12.383	15
	12/31/2017	12.383	13.806	12
2.50%
	12/31/2011	N/A	10.123	46
	12/31/2012	10.123	10.871	50
	12/31/2013	10.871	12.157	29
	12/31/2014	12.157	12.444	13
	12/31/2015	12.444	12.134	19
	12/31/2016	12.134	12.317	17
	12/31/2017	12.317	13.725	82
2.55%
	12/31/2011	N/A	10.094	0
	12/31/2012	10.094	10.834	4
	12/31/2013	10.834	12.110	3
	12/31/2014	12.110	12.389	3
	12/31/2015	12.389	12.075	3
	12/31/2016	12.075	12.251	3
	12/31/2017	12.251	13.645	3
2.60%
	12/31/2011	N/A	10.065	11
	12/31/2012	10.065	10.798	9
	12/31/2013	10.798	12.063	27
	12/31/2014	12.063	12.335	14
	12/31/2015	12.335	12.017	11
	12/31/2016	12.017	12.186	12
	12/31/2017	12.186	13.565	7
2.65%
	12/31/2011	N/A	10.036	2
	12/31/2012	10.036	10.762	6
	12/31/2013	10.762	12.017	6
	12/31/2014	12.017	12.282	14
	12/31/2015	12.282	11.958	16
	12/31/2016	11.958	12.121	18
	12/31/2017	12.121	13.486	17
2.70%
	12/31/2011	N/A	10.008	0
	12/31/2012	10.008	10.726	0
	12/31/2013	10.726	11.970	3
	12/31/2014	11.970	12.228	3
	12/31/2015	12.228	11.900	3
	12/31/2016	11.900	12.056	0
	12/31/2017	12.056	13.407	0
2.75%
	12/31/2011	N/A	9.979	3
	12/31/2012	9.979	10.690	8
	12/31/2013	10.690	11.924	1
	12/31/2014	11.924	12.175	12
	12/31/2015	12.175	11.843	11
	12/31/2016	11.843	11.991	10
	12/31/2017	11.991	13.329	11
2.80%
	12/31/2011	N/A	9.950	0
	12/31/2012	9.950	10.654	1
	12/31/2013	10.654	11.878	1
	12/31/2014	11.878	12.122	1
	12/31/2015	12.122	11.785	1
	12/31/2016	11.785	11.927	5
	12/31/2017	11.927	13.251	4
2.85%
	12/31/2011	N/A	9.922	0
	12/31/2012	9.922	10.618	0
	12/31/2013	10.618	11.832	0
	12/31/2014	11.832	12.069	0
	12/31/2015	12.069	11.728	0
	12/31/2016	11.728	11.863	0
	12/31/2017	11.863	13.173	0
2.90%
	12/31/2011	N/A	9.894	0
	12/31/2012	9.894	10.582	0
	12/31/2013	10.582	11.787	3
	12/31/2014	11.787	12.017	0
	12/31/2015	12.017	11.671	0
	12/31/2016	11.671	11.800	1
	12/31/2017	11.800	13.096	1
2.95%
	12/31/2011	N/A	9.865	0
	12/31/2012	9.865	10.547	0
	12/31/2013	10.547	11.741	0
	12/31/2014	11.741	11.964	0
	12/31/2015	11.964	11.615	1
	12/31/2016	11.615	11.737	1
	12/31/2017	11.737	13.020	0
3.00%
	12/31/2011	N/A	9.837	0
	12/31/2012	9.837	10.511	0
	12/31/2013	10.511	11.696	0
	12/31/2014	11.696	11.912	0
	12/31/2015	11.912	11.558	0
	12/31/2016	11.558	11.674	0
	12/31/2017	11.674	12.944	0
3.05%
	12/31/2011	N/A	9.809	0
	12/31/2012	9.809	10.476	2
	12/31/2013	10.476	11.651	8
	12/31/2014	11.651	11.861	7
	12/31/2015	11.861	11.502	13
	12/31/2016	11.502	11.612	13
	12/31/2017	11.612	12.868	5
3.10%
	12/31/2011	N/A	9.781	0
	12/31/2012	9.781	10.441	0
	12/31/2013	10.441	11.606	0
	12/31/2014	11.606	11.809	0
	12/31/2015	11.809	11.446	0
	12/31/2016	11.446	11.549	0
	12/31/2017	11.549	12.793	0
3.15%
	12/31/2011	N/A	9.753	0
	12/31/2012	9.753	10.406	0
	12/31/2013	10.406	11.561	0
	12/31/2014	11.561	11.758	0
	12/31/2015	11.758	11.391	0
	12/31/2016	11.391	11.488	0
	12/31/2017	11.488	12.718	0
3.20%
	12/31/2013	N/A	11.511	0
	12/31/2014	11.511	11.700	0
	12/31/2015	11.700	11.330	0
	12/31/2016	11.330	11.420	0
	12/31/2017	11.420	12.637	0
3.25%
	12/31/2013	N/A	11.466	0
	12/31/2014	11.466	11.649	0
	12/31/2015	11.649	11.275	0
	12/31/2016	11.275	11.359	0
	12/31/2017	11.359	12.563	0
3.30%
	12/31/2013	N/A	11.428	0
	12/31/2014	11.428	11.605	0
	12/31/2015	11.605	11.226	0
	12/31/2016	11.226	11.304	0
	12/31/2017	11.304	12.496	0
3.35%
	12/31/2013	N/A	11.378	0
	12/31/2014	11.378	11.548	0
	12/31/2015	11.548	11.165	0
	12/31/2016	11.165	11.238	0
	12/31/2017	11.238	12.417	0
3.40%
	12/31/2013	N/A	11.334	0
	12/31/2014	11.334	11.497	0
	12/31/2015	11.497	11.111	0
	12/31/2016	11.111	11.178	0
	12/31/2017	11.178	12.344	0
Fidelity VIP FundsManager 60% Portfolio
1.65%
	12/31/2011	N/A	9.586	826
	12/31/2012	9.586	10.509	1054
	12/31/2013	10.509	12.238	1209
	12/31/2014	12.238	12.671	995
	12/31/2015	12.671	12.497	908
	12/31/2016	12.497	12.864	776
	12/31/2017	12.864	14.775	681
1.70%
	12/31/2011	N/A	9.565	660
	12/31/2012	9.565	10.481	762
	12/31/2013	10.481	12.199	934
	12/31/2014	12.199	12.624	807
	12/31/2015	12.624	12.445	726
	12/31/2016	12.445	12.804	726
	12/31/2017	12.804	14.699	664
1.75%
	12/31/2011	N/A	9.544	63
	12/31/2012	9.544	10.453	23
	12/31/2013	10.453	12.160	25
	12/31/2014	12.160	12.578	194
	12/31/2015	12.578	12.393	158
	12/31/2016	12.393	12.744	147
	12/31/2017	12.744	14.623	138
1.80%
	12/31/2011	N/A	9.523	0
	12/31/2012	9.523	10.425	5
	12/31/2013	10.425	12.122	6
	12/31/2014	12.122	12.532	5
	12/31/2015	12.532	12.341	2
	12/31/2016	12.341	12.685	2
	12/31/2017	12.685	14.547	5
1.95%
	12/31/2011	N/A	9.461	137
	12/31/2012	9.461	10.341	161
	12/31/2013	10.341	12.007	233
	12/31/2014	12.007	12.394	186
	12/31/2015	12.394	12.188	168
	12/31/2016	12.188	12.508	177
	12/31/2017	12.508	14.323	178
2.05%
	12/31/2011	N/A	9.420	24
	12/31/2012	9.420	10.286	23
	12/31/2013	10.286	11.930	38
	12/31/2014	11.930	12.303	28
	12/31/2015	12.303	12.086	14
	12/31/2016	12.086	12.391	14
	12/31/2017	12.391	14.175	13
2.10%
	12/31/2011	N/A	9.399	1
	12/31/2012	9.399	10.258	17
	12/31/2013	10.258	11.893	2
	12/31/2014	11.893	12.258	1
	12/31/2015	12.258	12.036	24
	12/31/2016	12.036	12.333	26
	12/31/2017	12.333	14.102	50
2.15%
	12/31/2011	N/A	9.379	0
	12/31/2012	9.379	10.231	0
	12/31/2013	10.231	11.855	0
	12/31/2014	11.855	12.213	0
	12/31/2015	12.213	11.985	0
	12/31/2016	11.985	12.276	0
	12/31/2017	12.276	14.029	0
2.20%
	12/31/2011	N/A	9.358	7
	12/31/2012	9.358	10.203	7
	12/31/2013	10.203	11.817	32
	12/31/2014	11.817	12.168	26
	12/31/2015	12.168	11.935	47
	12/31/2016	11.935	12.218	27
	12/31/2017	12.218	13.956	75
2.25%
	12/31/2011	N/A	9.338	41
	12/31/2012	9.338	10.176	0
	12/31/2013	10.176	11.780	52
	12/31/2014	11.780	12.123	58
	12/31/2015	12.123	11.885	108
	12/31/2016	11.885	12.161	98
	12/31/2017	12.161	13.884	102
2.30%
	12/31/2011	N/A	9.318	0
	12/31/2012	9.318	10.149	0
	12/31/2013	10.149	11.742	0
	12/31/2014	11.742	12.079	0
	12/31/2015	12.079	11.836	0
	12/31/2016	11.836	12.104	0
	12/31/2017	12.104	13.813	0
2.35%
	12/31/2011	N/A	9.297	59
	12/31/2012	9.297	10.122	130
	12/31/2013	10.122	11.705	221
	12/31/2014	11.705	12.034	215
	12/31/2015	12.034	11.786	283
	12/31/2016	11.786	12.048	259
	12/31/2017	12.048	13.741	367
2.40%
	12/31/2011	N/A	9.277	6
	12/31/2012	9.277	10.094	6
	12/31/2013	10.094	11.668	10
	12/31/2014	11.668	11.990	10
	12/31/2015	11.990	11.737	21
	12/31/2016	11.737	11.991	16
	12/31/2017	11.991	13.670	23
2.45%
	12/31/2011	N/A	9.257	5
	12/31/2012	9.257	10.067	15
	12/31/2013	10.067	11.631	17
	12/31/2014	11.631	11.946	11
	12/31/2015	11.946	11.688	13
	12/31/2016	11.688	11.935	6
	12/31/2017	11.935	13.599	6
2.50%
	12/31/2011	N/A	9.237	18
	12/31/2012	9.237	10.040	77
	12/31/2013	10.040	11.594	116
	12/31/2014	11.594	11.902	138
	12/31/2015	11.902	11.639	208
	12/31/2016	11.639	11.880	185
	12/31/2017	11.880	13.529	348
2.55%
	12/31/2011	N/A	9.217	0
	12/31/2012	9.217	10.014	0
	12/31/2013	10.014	11.557	2
	12/31/2014	11.557	11.858	2
	12/31/2015	11.858	11.591	4
	12/31/2016	11.591	11.824	10
	12/31/2017	11.824	13.459	39
2.60%
	12/31/2011	N/A	9.197	10
	12/31/2012	9.197	9.987	4
	12/31/2013	9.987	11.520	15
	12/31/2014	11.520	11.815	31
	12/31/2015	11.815	11.543	35
	12/31/2016	11.543	11.769	44
	12/31/2017	11.769	13.390	64
2.65%
	12/31/2011	N/A	9.177	16
	12/31/2012	9.177	9.960	22
	12/31/2013	9.960	11.483	51
	12/31/2014	11.483	11.771	63
	12/31/2015	11.771	11.494	90
	12/31/2016	11.494	11.714	75
	12/31/2017	11.714	13.321	83
2.70%
	12/31/2011	N/A	9.157	0
	12/31/2012	9.157	9.933	6
	12/31/2013	9.933	11.447	2
	12/31/2014	11.447	11.728	2
	12/31/2015	11.728	11.446	3
	12/31/2016	11.446	11.659	3
	12/31/2017	11.659	13.252	2
2.75%
	12/31/2011	N/A	9.137	26
	12/31/2012	9.137	9.907	12
	12/31/2013	9.907	11.411	56
	12/31/2014	11.411	11.685	60
	12/31/2015	11.685	11.399	39
	12/31/2016	11.399	11.605	78
	12/31/2017	11.605	13.183	133
2.80%
	12/31/2011	N/A	9.117	11
	12/31/2012	9.117	9.880	14
	12/31/2013	9.880	11.374	40
	12/31/2014	11.374	11.642	60
	12/31/2015	11.642	11.351	66
	12/31/2016	11.351	11.551	56
	12/31/2017	11.551	13.115	56
2.85%
	12/31/2011	N/A	9.097	14
	12/31/2012	9.097	9.854	14
	12/31/2013	9.854	11.338	13
	12/31/2014	11.338	11.599	15
	12/31/2015	11.599	11.304	14
	12/31/2016	11.304	11.497	14
	12/31/2017	11.497	13.047	16
2.90%
	12/31/2011	N/A	9.077	0
	12/31/2012	9.077	9.827	0
	12/31/2013	9.827	11.302	10
	12/31/2014	11.302	11.557	5
	12/31/2015	11.557	11.256	5
	12/31/2016	11.256	11.443	16
	12/31/2017	11.443	12.980	26
2.95%
	12/31/2011	N/A	9.057	9
	12/31/2012	9.057	9.801	4
	12/31/2013	9.801	11.266	7
	12/31/2014	11.266	11.514	6
	12/31/2015	11.514	11.209	4
	12/31/2016	11.209	11.389	4
	12/31/2017	11.389	12.913	1
3.00%
	12/31/2011	N/A	9.038	0
	12/31/2012	9.038	9.775	0
	12/31/2013	9.775	11.230	0
	12/31/2014	11.230	11.472	12
	12/31/2015	11.472	11.163	12
	12/31/2016	11.163	11.336	0
	12/31/2017	11.336	12.846	8
3.05%
	12/31/2011	N/A	9.018	7
	12/31/2012	9.018	9.748	8
	12/31/2013	9.748	11.195	15
	12/31/2014	11.195	11.430	4
	12/31/2015	11.430	11.116	12
	12/31/2016	11.116	11.283	17
	12/31/2017	11.283	12.780	5
3.10%
	12/31/2011	N/A	8.998	4
	12/31/2012	8.998	9.722	2
	12/31/2013	9.722	11.159	2
	12/31/2014	11.159	11.388	1
	12/31/2015	11.388	11.070	0
	12/31/2016	11.070	11.231	0
	12/31/2017	11.231	12.714	5
3.15%
	12/31/2011	N/A	8.979	0
	12/31/2012	8.979	9.696	0
	12/31/2013	9.696	11.124	0
	12/31/2014	11.124	11.346	0
	12/31/2015	11.346	11.023	1
	12/31/2016	11.023	11.178	1
	12/31/2017	11.178	12.648	1
3.20%
	12/31/2013	N/A	11.083	0
	12/31/2014	11.083	11.298	0
	12/31/2015	11.298	10.972	0
	12/31/2016	10.972	11.120	0
	12/31/2017	11.120	12.576	0
3.25%
	12/31/2013	N/A	11.047	0
	12/31/2014	11.047	11.256	0
	12/31/2015	11.256	10.926	0
	12/31/2016	10.926	11.068	0
	12/31/2017	11.068	12.511	0
3.30%
	12/31/2013	N/A	11.018	0
	12/31/2014	11.018	11.221	1
	12/31/2015	11.221	10.886	0
	12/31/2016	10.886	11.022	1
	12/31/2017	11.022	12.453	5
3.35%
	12/31/2013	N/A	10.977	0
	12/31/2014	10.977	11.174	0
	12/31/2015	11.174	10.835	0
	12/31/2016	10.835	10.965	0
	12/31/2017	10.965	12.382	0
3.40%
	12/31/2013	N/A	10.942	0
	12/31/2014	10.942	11.132	0
	12/31/2015	11.132	10.789	0
	12/31/2016	10.789	10.913	0
	12/31/2017	10.913	12.317	0
Franklin Founding Funds Allocation VIP Fund
1.65%
	12/31/2008	9.235	5.825	641
	12/31/2009	5.825	7.463	237
	12/31/2010	7.463	8.093	115
	12/31/2011	8.093	7.839	230
	12/31/2012	7.839	8.892	228
	12/31/2013	8.892	10.825	158
	12/31/2014	10.825	10.951	124
	12/31/2015	10.951	10.103	118
	12/31/2016	10.103	11.247	97
	12/31/2017	11.247	12.389	75
1.70%
	12/31/2008	9.232	5.821	576
	12/31/2009	5.821	7.454	294
	12/31/2010	7.454	8.079	344
	12/31/2011	8.079	7.821	372
	12/31/2012	7.821	8.867	341
	12/31/2013	8.867	10.790	251
	12/31/2014	10.790	10.910	199
	12/31/2015	10.910	10.060	191
	12/31/2016	10.060	11.194	180
	12/31/2017	11.194	12.324	139
1.75%
	12/31/2009	N/A	7.444	0
	12/31/2010	7.444	8.065	5
	12/31/2011	8.065	7.804	3
	12/31/2012	7.804	8.843	2
	12/31/2013	8.843	10.755	1
	12/31/2014	10.755	10.870	1
	12/31/2015	10.870	10.017	1
	12/31/2016	10.017	11.141	1
	12/31/2017	11.141	12.260	1
1.80%
	12/31/2008	N/A	5.812	415
	12/31/2009	5.812	7.435	682
	12/31/2010	7.435	8.051	660
	12/31/2011	8.051	7.786	624
	12/31/2012	7.786	8.819	569
	12/31/2013	8.819	10.720	426
	12/31/2014	10.720	10.829	382
	12/31/2015	10.829	9.975	299
	12/31/2016	9.975	11.088	191
	12/31/2017	11.088	12.195	158
1.95%
	12/31/2008	9.221	5.799	93
	12/31/2009	5.799	7.407	178
	12/31/2010	7.407	8.009	224
	12/31/2011	8.009	7.733	214
	12/31/2012	7.733	8.746	204
	12/31/2013	8.746	10.616	167
	12/31/2014	10.616	10.707	133
	12/31/2015	10.707	9.848	87
	12/31/2016	9.848	10.931	65
	12/31/2017	10.931	12.005	51
2.05%
	12/31/2008	N/A	5.790	172
	12/31/2009	5.790	7.389	446
	12/31/2010	7.389	7.981	249
	12/31/2011	7.981	7.699	224
	12/31/2012	7.699	8.698	209
	12/31/2013	8.698	10.547	135
	12/31/2014	10.547	10.627	110
	12/31/2015	10.627	9.765	85
	12/31/2016	9.765	10.828	62
	12/31/2017	10.828	11.879	48
2.10%
	12/31/2008	9.214	5.786	1049
	12/31/2009	5.786	7.380	1312
	12/31/2010	7.380	7.967	1298
	12/31/2011	7.967	7.682	1211
	12/31/2012	7.682	8.674	1178
	12/31/2013	8.674	10.513	947
	12/31/2014	10.513	10.588	836
	12/31/2015	10.588	9.724	683
	12/31/2016	9.724	10.777	546
	12/31/2017	10.777	11.817	473
2.15%
	12/31/2008	N/A	5.781	24
	12/31/2009	5.781	7.370	48
	12/31/2010	7.370	7.953	26
	12/31/2011	7.953	7.664	17
	12/31/2012	7.664	8.650	16
	12/31/2013	8.650	10.479	10
	12/31/2014	10.479	10.548	9
	12/31/2015	10.548	9.682	8
	12/31/2016	9.682	10.725	8
	12/31/2017	10.725	11.755	4
2.20%
	12/31/2008	9.209	5.777	1583
	12/31/2009	5.777	7.361	2179
	12/31/2010	7.361	7.939	2142
	12/31/2011	7.939	7.647	2159
	12/31/2012	7.647	8.626	1878
	12/31/2013	8.626	10.445	1713
	12/31/2014	10.445	10.508	1424
	12/31/2015	10.508	9.641	1300
	12/31/2016	9.641	10.674	1128
	12/31/2017	10.674	11.693	1010
2.25%
	12/31/2008	9.207	5.773	809
	12/31/2009	5.773	7.352	979
	12/31/2010	7.352	7.925	1036
	12/31/2011	7.925	7.630	1025
	12/31/2012	7.630	8.603	961
	12/31/2013	8.603	10.411	758
	12/31/2014	10.411	10.470	660
	12/31/2015	10.470	9.601	615
	12/31/2016	9.601	10.624	513
	12/31/2017	10.624	11.633	449
2.30%
	12/31/2009	N/A	7.342	3
	12/31/2010	7.342	7.911	0
	12/31/2011	7.911	7.613	0
	12/31/2012	7.613	8.579	0
	12/31/2013	8.579	10.377	0
	12/31/2014	10.377	10.430	0
	12/31/2015	10.430	9.559	0
	12/31/2016	9.559	10.573	0
	12/31/2017	10.573	11.571	0
2.35%
	12/31/2008	9.202	5.764	2248
	12/31/2009	5.764	7.333	3057
	12/31/2010	7.333	7.897	2869
	12/31/2011	7.897	7.596	2707
	12/31/2012	7.596	8.556	2535
	12/31/2013	8.556	10.343	2120
	12/31/2014	10.343	10.391	1851
	12/31/2015	10.391	9.519	1700
	12/31/2016	9.519	10.523	1554
	12/31/2017	10.523	11.511	1495
2.40%
	12/31/2008	9.200	5.760	853
	12/31/2009	5.760	7.325	1339
	12/31/2010	7.325	7.884	1015
	12/31/2011	7.884	7.579	967
	12/31/2012	7.579	8.533	942
	12/31/2013	8.533	10.310	792
	12/31/2014	10.310	10.352	654
	12/31/2015	10.352	9.479	560
	12/31/2016	9.479	10.474	599
	12/31/2017	10.474	11.451	473
2.45%
	12/31/2008	9.198	5.755	1287
	12/31/2009	5.755	7.315	1301
	12/31/2010	7.315	7.870	1188
	12/31/2011	7.870	7.561	1087
	12/31/2012	7.561	8.509	986
	12/31/2013	8.509	10.276	865
	12/31/2014	10.276	10.313	810
	12/31/2015	10.313	9.438	656
	12/31/2016	9.438	10.424	632
	12/31/2017	10.424	11.390	544
2.50%
	12/31/2008	9.195	5.751	1436
	12/31/2009	5.751	7.306	1944
	12/31/2010	7.306	7.856	1770
	12/31/2011	7.856	7.544	1636
	12/31/2012	7.544	8.485	1470
	12/31/2013	8.485	10.243	1277
	12/31/2014	10.243	10.274	1138
	12/31/2015	10.274	9.398	1025
	12/31/2016	9.398	10.374	921
	12/31/2017	10.374	11.331	784
2.55%
	12/31/2008	9.194	5.747	432
	12/31/2009	5.747	7.297	600
	12/31/2010	7.297	7.843	641
	12/31/2011	7.843	7.528	609
	12/31/2012	7.528	8.462	566
	12/31/2013	8.462	10.210	487
	12/31/2014	10.210	10.237	429
	12/31/2015	10.237	9.359	368
	12/31/2016	9.359	10.326	319
	12/31/2017	10.326	11.272	247
2.60%
	12/31/2008	9.191	5.742	750
	12/31/2009	5.742	7.288	855
	12/31/2010	7.288	7.829	833
	12/31/2011	7.829	7.511	678
	12/31/2012	7.511	8.439	628
	12/31/2013	8.439	10.176	666
	12/31/2014	10.176	10.198	833
	12/31/2015	10.198	9.319	806
	12/31/2016	9.319	10.276	698
	12/31/2017	10.276	11.212	649
2.65%
	12/31/2008	9.188	5.738	847
	12/31/2009	5.738	7.278	1105
	12/31/2010	7.278	7.815	942
	12/31/2011	7.815	7.494	771
	12/31/2012	7.494	8.415	742
	12/31/2013	8.415	10.143	624
	12/31/2014	10.143	10.159	486
	12/31/2015	10.159	9.279	396
	12/31/2016	9.279	10.227	339
	12/31/2017	10.227	11.154	293
2.70%
	12/31/2008	9.187	5.734	152
	12/31/2009	5.734	7.270	171
	12/31/2010	7.270	7.802	141
	12/31/2011	7.802	7.477	131
	12/31/2012	7.477	8.393	124
	12/31/2013	8.393	10.111	136
	12/31/2014	10.111	10.122	99
	12/31/2015	10.122	9.240	83
	12/31/2016	9.240	10.180	59
	12/31/2017	10.180	11.096	52
2.75%
	12/31/2008	9.184	5.729	198
	12/31/2009	5.729	7.260	195
	12/31/2010	7.260	7.788	195
	12/31/2011	7.788	7.460	187
	12/31/2012	7.460	8.369	160
	12/31/2013	8.369	10.078	215
	12/31/2014	10.078	10.083	363
	12/31/2015	10.083	9.200	295
	12/31/2016	9.200	10.131	275
	12/31/2017	10.131	11.037	218
2.80%
	12/31/2008	9.182	5.725	145
	12/31/2009	5.725	7.251	206
	12/31/2010	7.251	7.774	204
	12/31/2011	7.774	7.443	191
	12/31/2012	7.443	8.346	189
	12/31/2013	8.346	10.045	116
	12/31/2014	10.045	10.046	89
	12/31/2015	10.046	9.161	65
	12/31/2016	9.161	10.083	60
	12/31/2017	10.083	10.979	51
2.85%
	12/31/2008	9.180	5.721	94
	12/31/2009	5.721	7.243	170
	12/31/2010	7.243	7.761	142
	12/31/2011	7.761	7.427	132
	12/31/2012	7.427	8.324	102
	12/31/2013	8.324	10.013	85
	12/31/2014	10.013	10.009	94
	12/31/2015	10.009	9.123	92
	12/31/2016	9.123	10.036	109
	12/31/2017	10.036	10.923	101
2.90%
	12/31/2008	9.177	5.717	131
	12/31/2009	5.717	7.233	172
	12/31/2010	7.233	7.747	191
	12/31/2011	7.747	7.410	185
	12/31/2012	7.410	8.300	169
	12/31/2013	8.300	9.980	229
	12/31/2014	9.980	9.971	338
	12/31/2015	9.971	9.084	307
	12/31/2016	9.084	9.987	291
	12/31/2017	9.987	10.865	316
2.95%
	12/31/2008	9.175	5.712	86
	12/31/2009	5.712	7.224	163
	12/31/2010	7.224	7.733	168
	12/31/2011	7.733	7.393	174
	12/31/2012	7.393	8.278	173
	12/31/2013	8.278	9.947	168
	12/31/2014	9.947	9.933	111
	12/31/2015	9.933	9.045	89
	12/31/2016	9.045	9.940	80
	12/31/2017	9.940	10.808	62
3.00%
	12/31/2008	N/A	5.708	10
	12/31/2009	5.708	7.215	5
	12/31/2010	7.215	7.720	18
	12/31/2011	7.720	7.377	22
	12/31/2012	7.377	8.255	1
	12/31/2013	8.255	9.915	21
	12/31/2014	9.915	9.896	18
	12/31/2015	9.896	9.007	28
	12/31/2016	9.007	9.893	20
	12/31/2017	9.893	10.751	24
3.05%
	12/31/2009	N/A	7.206	30
	12/31/2010	7.206	7.706	0
	12/31/2011	7.706	7.360	0
	12/31/2012	7.360	8.232	0
	12/31/2013	8.232	9.883	48
	12/31/2014	9.883	9.859	68
	12/31/2015	9.859	8.969	92
	12/31/2016	8.969	9.846	81
	12/31/2017	9.846	10.695	96
3.10%
	12/31/2009	N/A	7.197	0
	12/31/2010	7.197	7.693	0
	12/31/2011	7.693	7.343	0
	12/31/2012	7.343	8.210	0
	12/31/2013	8.210	9.851	0
	12/31/2014	9.851	9.822	0
	12/31/2015	9.822	8.931	0
	12/31/2016	8.931	9.799	0
	12/31/2017	9.799	10.639	0
3.15%
	12/31/2009	N/A	7.188	0
	12/31/2010	7.188	7.679	0
	12/31/2011	7.679	7.327	0
	12/31/2012	7.327	8.187	0
	12/31/2013	8.187	9.819	168
	12/31/2014	9.819	9.785	190
	12/31/2015	9.785	8.893	178
	12/31/2016	8.893	9.753	161
	12/31/2017	9.753	10.583	146
3.20%
	12/31/2013	N/A	10.085	5
	12/31/2014	10.085	10.046	8
	12/31/2015	10.046	9.125	8
	12/31/2016	9.125	10.003	7
	12/31/2017	10.003	10.849	5
3.25%
	12/31/2013	N/A	10.053	0
	12/31/2014	10.053	10.008	0
	12/31/2015	10.008	9.086	0
	12/31/2016	9.086	9.955	0
	12/31/2017	9.955	10.792	0
3.30%
	12/31/2013	N/A	9.723	11
	12/31/2014	9.723	9.676	10
	12/31/2015	9.676	8.780	10
	12/31/2016	8.780	9.615	9
	12/31/2017	9.615	10.418	8
3.35%
	12/31/2013	N/A	9.987	14
	12/31/2014	9.987	9.933	50
	12/31/2015	9.933	9.009	49
	12/31/2016	9.009	9.861	47
	12/31/2017	9.861	10.679	37
3.40%
	12/31/2013	N/A	9.955	0
	12/31/2014	9.955	9.896	1
	12/31/2015	9.896	8.971	1
	12/31/2016	8.971	9.814	1
	12/31/2017	9.814	10.623	0
Franklin Income VIP Fund
1.65%
	12/31/2008	46.247	31.998	283
	12/31/2009	31.998	42.677	31
	12/31/2010	42.677	47.299	60
	12/31/2011	47.299	47.636	297
	12/31/2012	47.636	52.780	757
	12/31/2013	52.780	59.154	806
	12/31/2014	59.154	60.872	822
	12/31/2015	60.872	55.652	718
	12/31/2016	55.652	62.417	611
	12/31/2017	62.417	67.337	538
1.70%
	12/31/2008	45.811	31.680	349
	12/31/2009	31.680	42.233	94
	12/31/2010	42.233	46.782	111
	12/31/2011	46.782	47.092	317
	12/31/2012	47.092	52.152	868
	12/31/2013	52.152	58.420	1047
	12/31/2014	58.420	60.087	1103
	12/31/2015	60.087	54.907	968
	12/31/2016	54.907	61.551	893
	12/31/2017	61.551	66.370	843
1.75%
	12/31/2009	N/A	41.784	0
	12/31/2010	41.784	46.262	2
	12/31/2011	46.262	46.546	16
	12/31/2012	46.546	51.520	35
	12/31/2013	51.520	57.684	38
	12/31/2014	57.684	59.300	29
	12/31/2015	59.300	54.161	19
	12/31/2016	54.161	60.684	16
	12/31/2017	60.684	65.402	11
1.80%
	12/31/2008	N/A	31.055	343
	12/31/2009	31.055	41.357	571
	12/31/2010	41.357	45.767	613
	12/31/2011	45.767	46.024	664
	12/31/2012	46.024	50.917	713
	12/31/2013	50.917	56.980	737
	12/31/2014	56.980	58.547	778
	12/31/2015	58.547	53.447	784
	12/31/2016	53.447	59.854	641
	12/31/2017	59.854	64.475	547
1.95%
	12/31/2008	43.691	30.139	71
	12/31/2009	30.139	40.077	72
	12/31/2010	40.077	44.284	100
	12/31/2011	44.284	44.467	156
	12/31/2012	44.467	49.120	288
	12/31/2013	49.120	54.887	307
	12/31/2014	54.887	56.312	336
	12/31/2015	56.312	51.329	275
	12/31/2016	51.329	57.396	205
	12/31/2017	57.396	61.735	176
2.05%
	12/31/2008	N/A	29.544	140
	12/31/2009	29.544	39.246	283
	12/31/2010	39.246	43.323	286
	12/31/2011	43.323	43.458	329
	12/31/2012	43.458	47.957	359
	12/31/2013	47.957	53.534	369
	12/31/2014	53.534	54.869	371
	12/31/2015	54.869	49.963	355
	12/31/2016	49.963	55.814	328
	12/31/2017	55.814	59.973	315
2.10%
	12/31/2008	42.467	29.250	296
	12/31/2009	29.250	38.837	636
	12/31/2010	38.837	42.850	668
	12/31/2011	42.850	42.962	654
	12/31/2012	42.962	47.386	644
	12/31/2013	47.386	52.870	697
	12/31/2014	52.870	54.161	697
	12/31/2015	54.161	49.295	606
	12/31/2016	49.295	55.039	505
	12/31/2017	55.039	59.111	467
2.15%
	12/31/2008	N/A	28.960	15
	12/31/2009	28.960	38.433	14
	12/31/2010	38.433	42.382	15
	12/31/2011	42.382	42.472	5
	12/31/2012	42.472	46.822	5
	12/31/2013	46.822	52.215	6
	12/31/2014	52.215	53.463	9
	12/31/2015	53.463	48.635	9
	12/31/2016	48.635	54.275	6
	12/31/2017	54.275	58.262	6
2.20%
	12/31/2008	41.669	28.672	231
	12/31/2009	28.672	38.032	361
	12/31/2010	38.032	41.919	354
	12/31/2011	41.919	41.987	327
	12/31/2012	41.987	46.265	331
	12/31/2013	46.265	51.567	347
	12/31/2014	51.567	52.774	323
	12/31/2015	52.774	47.984	290
	12/31/2016	47.984	53.522	264
	12/31/2017	53.522	57.425	247
2.25%
	12/31/2008	41.276	28.388	143
	12/31/2009	28.388	37.636	334
	12/31/2010	37.636	41.462	326
	12/31/2011	41.462	41.508	326
	12/31/2012	41.508	45.714	323
	12/31/2013	45.714	50.928	313
	12/31/2014	50.928	52.093	300
	12/31/2015	52.093	47.341	258
	12/31/2016	47.341	52.779	242
	12/31/2017	52.779	56.599	230
2.30%
	12/31/2009	N/A	37.244	2
	12/31/2010	37.244	41.009	0
	12/31/2011	41.009	41.034	2
	12/31/2012	41.034	45.170	8
	12/31/2013	45.170	50.296	7
	12/31/2014	50.296	51.421	0
	12/31/2015	51.421	46.707	0
	12/31/2016	46.707	52.046	0
	12/31/2017	52.046	55.786	0
2.35%
	12/31/2008	40.502	27.827	343
	12/31/2009	27.827	36.855	544
	12/31/2010	36.855	40.561	517
	12/31/2011	40.561	40.566	492
	12/31/2012	40.566	44.632	512
	12/31/2013	44.632	49.673	543
	12/31/2014	49.673	50.758	542
	12/31/2015	50.758	46.082	486
	12/31/2016	46.082	51.324	441
	12/31/2017	51.324	54.984	385
2.40%
	12/31/2008	40.120	27.551	128
	12/31/2009	27.551	36.471	312
	12/31/2010	36.471	40.119	284
	12/31/2011	40.119	40.103	270
	12/31/2012	40.103	44.100	256
	12/31/2013	44.100	49.057	257
	12/31/2014	49.057	50.104	254
	12/31/2015	50.104	45.465	233
	12/31/2016	45.465	50.611	242
	12/31/2017	50.611	54.194	189
2.45%
	12/31/2008	39.741	27.277	128
	12/31/2009	27.277	36.091	144
	12/31/2010	36.091	39.681	150
	12/31/2011	39.681	39.646	136
	12/31/2012	39.646	43.575	122
	12/31/2013	43.575	48.448	123
	12/31/2014	48.448	49.458	100
	12/31/2015	49.458	44.856	93
	12/31/2016	44.856	49.909	87
	12/31/2017	49.909	53.415	72
2.50%
	12/31/2008	39.367	27.007	239
	12/31/2009	27.007	35.715	380
	12/31/2010	35.715	39.247	355
	12/31/2011	39.247	39.194	363
	12/31/2012	39.194	43.056	365
	12/31/2013	43.056	47.847	425
	12/31/2014	47.847	48.820	432
	12/31/2015	48.820	44.256	386
	12/31/2016	44.256	49.216	362
	12/31/2017	49.216	52.647	306
2.55%
	12/31/2008	38.995	26.738	56
	12/31/2009	26.738	35.343	150
	12/31/2010	35.343	38.819	151
	12/31/2011	38.819	38.746	143
	12/31/2012	38.746	42.544	139
	12/31/2013	42.544	47.254	126
	12/31/2014	47.254	48.191	111
	12/31/2015	48.191	43.663	102
	12/31/2016	43.663	48.533	94
	12/31/2017	48.533	51.890	86
2.60%
	12/31/2008	38.628	26.473	160
	12/31/2009	26.473	34.975	179
	12/31/2010	34.975	38.395	149
	12/31/2011	38.395	38.304	173
	12/31/2012	38.304	42.037	176
	12/31/2013	42.037	46.668	204
	12/31/2014	46.668	47.569	235
	12/31/2015	47.569	43.079	207
	12/31/2016	43.079	47.859	202
	12/31/2017	47.859	51.145	203
2.65%
	12/31/2008	38.263	26.210	109
	12/31/2009	26.210	34.610	208
	12/31/2010	34.610	37.976	193
	12/31/2011	37.976	37.867	208
	12/31/2012	37.867	41.537	204
	12/31/2013	41.537	46.089	203
	12/31/2014	46.089	46.956	201
	12/31/2015	46.956	42.502	180
	12/31/2016	42.502	47.195	176
	12/31/2017	47.195	50.410	174
2.70%
	12/31/2008	37.903	25.950	11
	12/31/2009	25.950	34.249	41
	12/31/2010	34.249	37.562	40
	12/31/2011	37.562	37.435	34
	12/31/2012	37.435	41.042	33
	12/31/2013	41.042	45.518	33
	12/31/2014	45.518	46.350	32
	12/31/2015	46.350	41.933	22
	12/31/2016	41.933	46.540	23
	12/31/2017	46.540	49.685	21
2.75%
	12/31/2008	37.545	25.692	30
	12/31/2009	25.692	33.892	63
	12/31/2010	33.892	37.151	52
	12/31/2011	37.151	37.008	54
	12/31/2012	37.008	40.553	69
	12/31/2013	40.553	44.953	99
	12/31/2014	44.953	45.753	150
	12/31/2015	45.753	41.372	147
	12/31/2016	41.372	45.893	133
	12/31/2017	45.893	48.971	134
2.80%
	12/31/2008	37.191	25.437	43
	12/31/2009	25.437	33.539	90
	12/31/2010	33.539	36.746	59
	12/31/2011	36.746	36.586	45
	12/31/2012	36.586	40.071	52
	12/31/2013	40.071	44.396	69
	12/31/2014	44.396	45.163	102
	12/31/2015	45.163	40.818	79
	12/31/2016	40.818	45.256	77
	12/31/2017	45.256	48.267	61
2.85%
	12/31/2008	36.840	25.185	5
	12/31/2009	25.185	33.190	28
	12/31/2010	33.190	36.345	24
	12/31/2011	36.345	36.168	28
	12/31/2012	36.168	39.593	31
	12/31/2013	39.593	43.845	34
	12/31/2014	43.845	44.580	36
	12/31/2015	44.580	40.271	38
	12/31/2016	40.271	44.628	36
	12/31/2017	44.628	47.573	37
2.90%
	12/31/2008	36.493	24.935	33
	12/31/2009	24.935	32.844	61
	12/31/2010	32.844	35.948	51
	12/31/2011	35.948	35.756	67
	12/31/2012	35.756	39.122	50
	12/31/2013	39.122	43.302	49
	12/31/2014	43.302	44.006	92
	12/31/2015	44.006	39.732	74
	12/31/2016	39.732	44.009	68
	12/31/2017	44.009	46.889	80
2.95%
	12/31/2008	36.149	24.687	16
	12/31/2009	24.687	32.501	12
	12/31/2010	32.501	35.556	18
	12/31/2011	35.556	35.348	15
	12/31/2012	35.348	38.656	16
	12/31/2013	38.656	42.765	20
	12/31/2014	42.765	43.438	31
	12/31/2015	43.438	39.200	27
	12/31/2016	39.200	43.398	28
	12/31/2017	43.398	46.216	25
3.00%
	12/31/2008	N/A	24.442	1
	12/31/2009	24.442	32.163	3
	12/31/2010	32.163	35.167	1
	12/31/2011	35.167	34.944	1
	12/31/2012	34.944	38.196	1
	12/31/2013	38.196	42.234	9
	12/31/2014	42.234	42.878	13
	12/31/2015	42.878	38.676	15
	12/31/2016	38.676	42.795	13
	12/31/2017	42.795	45.551	15
3.05%
	12/31/2009	N/A	31.828	2
	12/31/2010	31.828	34.783	0
	12/31/2011	34.783	34.546	19
	12/31/2012	34.546	37.741	1
	12/31/2013	37.741	41.711	10
	12/31/2014	41.711	42.325	43
	12/31/2015	42.325	38.158	37
	12/31/2016	38.158	42.201	47
	12/31/2017	42.201	44.897	69
3.10%
	12/31/2009	N/A	31.496	2
	12/31/2010	31.496	34.404	0
	12/31/2011	34.404	34.152	0
	12/31/2012	34.152	37.292	0
	12/31/2013	37.292	41.193	1
	12/31/2014	41.193	41.779	1
	12/31/2015	41.779	37.647	2
	12/31/2016	37.647	41.616	3
	12/31/2017	41.616	44.251	3
3.15%
	12/31/2009	N/A	31.168	0
	12/31/2010	31.168	34.028	0
	12/31/2011	34.028	33.762	0
	12/31/2012	33.762	36.848	0
	12/31/2013	36.848	40.683	10
	12/31/2014	40.683	41.241	22
	12/31/2015	41.241	37.143	19
	12/31/2016	37.143	41.038	19
	12/31/2017	41.038	43.615	19
3.20%
	12/31/2013	N/A	39.652	2
	12/31/2014	39.652	40.175	4
	12/31/2015	40.175	36.165	4
	12/31/2016	36.165	39.938	4
	12/31/2017	39.938	42.425	5
3.25%
	12/31/2013	N/A	39.160	2
	12/31/2014	39.160	39.657	2
	12/31/2015	39.657	35.681	2
	12/31/2016	35.681	39.383	2
	12/31/2017	39.383	41.815	2
3.30%
	12/31/2013	N/A	39.188	0
	12/31/2014	39.188	39.666	6
	12/31/2015	39.666	35.671	9
	12/31/2016	35.671	39.352	9
	12/31/2017	39.352	41.761	9
3.35%
	12/31/2013	N/A	38.194	0
	12/31/2014	38.194	38.640	2
	12/31/2015	38.640	34.731	2
	12/31/2016	34.731	38.297	2
	12/31/2017	38.297	40.621	1
3.40%
	12/31/2013	N/A	37.720	0
	12/31/2014	37.720	38.142	0
	12/31/2015	38.142	34.266	0
	12/31/2016	34.266	37.765	0
	12/31/2017	37.765	40.037	0
Franklin Mutual Shares VIP Fund
1.65%
	12/31/2008	23.484	14.527	413
	12/31/2009	14.527	18.011	79
	12/31/2010	18.011	19.700	139
	12/31/2011	19.700	19.176	313
	12/31/2012	19.176	21.547	400
	12/31/2013	21.547	27.184	346
	12/31/2014	27.184	28.644	271
	12/31/2015	28.644	26.784	192
	12/31/2016	26.784	30.577	130
	12/31/2017	30.577	32.588	89
1.70%
	12/31/2008	23.353	14.439	687
	12/31/2009	14.439	17.893	184
	12/31/2010	17.893	19.561	206
	12/31/2011	19.561	19.032	272
	12/31/2012	19.032	21.374	379
	12/31/2013	21.374	26.952	465
	12/31/2014	26.952	28.385	400
	12/31/2015	28.385	26.529	349
	12/31/2016	26.529	30.270	296
	12/31/2017	30.270	32.245	245
1.75%
	12/31/2009	N/A	17.778	1
	12/31/2010	17.778	19.425	10
	12/31/2011	19.425	18.890	20
	12/31/2012	18.890	21.204	17
	12/31/2013	21.204	26.724	41
	12/31/2014	26.724	28.131	24
	12/31/2015	28.131	26.279	16
	12/31/2016	26.279	29.969	12
	12/31/2017	29.969	31.909	6
1.80%
	12/31/2008	N/A	14.265	202
	12/31/2009	14.265	17.659	400
	12/31/2010	17.659	19.286	380
	12/31/2011	19.286	18.745	382
	12/31/2012	18.745	21.031	343
	12/31/2013	21.031	26.494	272
	12/31/2014	26.494	27.874	239
	12/31/2015	27.874	26.026	182
	12/31/2016	26.026	29.666	112
	12/31/2017	29.666	31.570	83
1.95%
	12/31/2008	22.711	14.007	79
	12/31/2009	14.007	17.314	167
	12/31/2010	17.314	18.881	208
	12/31/2011	18.881	18.324	235
	12/31/2012	18.324	20.528	247
	12/31/2013	20.528	25.820	220
	12/31/2014	25.820	27.125	201
	12/31/2015	27.125	25.288	168
	12/31/2016	25.288	28.782	127
	12/31/2017	28.782	30.584	101
2.05%
	12/31/2008	N/A	13.837	67
	12/31/2009	13.837	17.088	169
	12/31/2010	17.088	18.615	255
	12/31/2011	18.615	18.048	249
	12/31/2012	18.048	20.199	222
	12/31/2013	20.199	25.381	160
	12/31/2014	25.381	26.637	125
	12/31/2015	26.637	24.808	87
	12/31/2016	24.808	28.208	58
	12/31/2017	28.208	29.944	45
2.10%
	12/31/2008	22.334	13.754	334
	12/31/2009	13.754	16.976	836
	12/31/2010	16.976	18.484	893
	12/31/2011	18.484	17.912	861
	12/31/2012	17.912	20.036	868
	12/31/2013	20.036	25.164	721
	12/31/2014	25.164	26.396	649
	12/31/2015	26.396	24.572	450
	12/31/2016	24.572	27.925	369
	12/31/2017	27.925	29.629	331
2.15%
	12/31/2008	N/A	13.670	6
	12/31/2009	13.670	16.865	22
	12/31/2010	16.865	18.354	19
	12/31/2011	18.354	17.777	17
	12/31/2012	17.777	19.875	15
	12/31/2013	19.875	24.949	12
	12/31/2014	24.949	26.158	11
	12/31/2015	26.158	24.337	11
	12/31/2016	24.337	27.645	8
	12/31/2017	27.645	29.317	7
2.20%
	12/31/2008	22.086	13.587	388
	12/31/2009	13.587	16.754	650
	12/31/2010	16.754	18.224	654
	12/31/2011	18.224	17.643	643
	12/31/2012	17.643	19.715	579
	12/31/2013	19.715	24.736	532
	12/31/2014	24.736	25.921	473
	12/31/2015	25.921	24.105	425
	12/31/2016	24.105	27.367	376
	12/31/2017	27.367	29.008	341
2.25%
	12/31/2008	21.963	13.505	214
	12/31/2009	13.505	16.644	573
	12/31/2010	16.644	18.096	544
	12/31/2011	18.096	17.510	532
	12/31/2012	17.510	19.556	504
	12/31/2013	19.556	24.525	445
	12/31/2014	24.525	25.687	377
	12/31/2015	25.687	23.876	328
	12/31/2016	23.876	27.093	284
	12/31/2017	27.093	28.703	261
2.30%
	12/31/2009	N/A	16.535	2
	12/31/2010	16.535	17.968	6
	12/31/2011	17.968	17.377	7
	12/31/2012	17.377	19.399	8
	12/31/2013	19.399	24.315	10
	12/31/2014	24.315	25.455	9
	12/31/2015	25.455	23.648	11
	12/31/2016	23.648	26.821	11
	12/31/2017	26.821	28.401	0
2.35%
	12/31/2008	21.720	13.342	523
	12/31/2009	13.342	16.427	887
	12/31/2010	16.427	17.841	913
	12/31/2011	17.841	17.246	882
	12/31/2012	17.246	19.243	814
	12/31/2013	19.243	24.107	674
	12/31/2014	24.107	25.225	625
	12/31/2015	25.225	23.422	531
	12/31/2016	23.422	26.552	466
	12/31/2017	26.552	28.102	426
2.40%
	12/31/2008	21.599	13.261	193
	12/31/2009	13.261	16.319	550
	12/31/2010	16.319	17.715	538
	12/31/2011	17.715	17.116	482
	12/31/2012	17.116	19.088	438
	12/31/2013	19.088	23.901	394
	12/31/2014	23.901	24.997	339
	12/31/2015	24.997	23.199	262
	12/31/2016	23.199	26.286	239
	12/31/2017	26.286	27.806	219
2.45%
	12/31/2008	21.479	13.181	201
	12/31/2009	13.181	16.212	255
	12/31/2010	16.212	17.590	268
	12/31/2011	17.590	16.987	246
	12/31/2012	16.987	18.934	196
	12/31/2013	18.934	23.697	162
	12/31/2014	23.697	24.771	107
	12/31/2015	24.771	22.978	101
	12/31/2016	22.978	26.022	88
	12/31/2017	26.022	27.514	74
2.50%
	12/31/2008	21.359	13.101	385
	12/31/2009	13.101	16.106	620
	12/31/2010	16.106	17.466	608
	12/31/2011	17.466	16.859	596
	12/31/2012	16.859	18.782	541
	12/31/2013	18.782	23.495	507
	12/31/2014	23.495	24.547	412
	12/31/2015	24.547	22.759	368
	12/31/2016	22.759	25.761	332
	12/31/2017	25.761	27.224	316
2.55%
	12/31/2008	21.241	13.021	99
	12/31/2009	13.021	16.000	361
	12/31/2010	16.000	17.343	390
	12/31/2011	17.343	16.731	337
	12/31/2012	16.731	18.631	305
	12/31/2013	18.631	23.294	288
	12/31/2014	23.294	24.325	227
	12/31/2015	24.325	22.542	193
	12/31/2016	22.542	25.503	147
	12/31/2017	25.503	26.938	146
2.60%
	12/31/2008	21.122	12.942	179
	12/31/2009	12.942	15.895	250
	12/31/2010	15.895	17.221	240
	12/31/2011	17.221	16.605	219
	12/31/2012	16.605	18.481	192
	12/31/2013	18.481	23.095	207
	12/31/2014	23.095	24.105	210
	12/31/2015	24.105	22.327	204
	12/31/2016	22.327	25.247	186
	12/31/2017	25.247	26.654	163
2.65%
	12/31/2008	21.005	12.864	222
	12/31/2009	12.864	15.791	369
	12/31/2010	15.791	17.099	367
	12/31/2011	17.099	16.480	360
	12/31/2012	16.480	18.332	334
	12/31/2013	18.332	22.898	313
	12/31/2014	22.898	23.887	268
	12/31/2015	23.887	22.114	230
	12/31/2016	22.114	24.994	201
	12/31/2017	24.994	26.374	209
2.70%
	12/31/2008	20.888	12.786	23
	12/31/2009	12.786	15.687	81
	12/31/2010	15.687	16.979	85
	12/31/2011	16.979	16.355	66
	12/31/2012	16.355	18.184	55
	12/31/2013	18.184	22.702	46
	12/31/2014	22.702	23.671	37
	12/31/2015	23.671	21.903	27
	12/31/2016	21.903	24.743	21
	12/31/2017	24.743	26.096	22
2.75%
	12/31/2008	20.772	12.709	27
	12/31/2009	12.709	15.584	54
	12/31/2010	15.584	16.859	51
	12/31/2011	16.859	16.232	49
	12/31/2012	16.232	18.038	41
	12/31/2013	18.038	22.508	96
	12/31/2014	22.508	23.457	127
	12/31/2015	23.457	21.694	146
	12/31/2016	21.694	24.495	129
	12/31/2017	24.495	25.822	142
2.80%
	12/31/2008	20.656	12.632	48
	12/31/2009	12.632	15.482	123
	12/31/2010	15.482	16.740	108
	12/31/2011	16.740	16.109	93
	12/31/2012	16.109	17.893	76
	12/31/2013	17.893	22.316	62
	12/31/2014	22.316	23.245	55
	12/31/2015	23.245	21.487	47
	12/31/2016	21.487	24.249	42
	12/31/2017	24.249	25.550	31
2.85%
	12/31/2008	20.541	12.555	11
	12/31/2009	12.555	15.381	68
	12/31/2010	15.381	16.622	72
	12/31/2011	16.622	15.988	63
	12/31/2012	15.988	17.749	58
	12/31/2013	17.749	22.125	56
	12/31/2014	22.125	23.035	52
	12/31/2015	23.035	21.283	49
	12/31/2016	21.283	24.006	46
	12/31/2017	24.006	25.281	47
2.90%
	12/31/2008	20.427	12.479	19
	12/31/2009	12.479	15.280	26
	12/31/2010	15.280	16.505	25
	12/31/2011	16.505	15.867	25
	12/31/2012	15.867	17.606	21
	12/31/2013	17.606	21.936	48
	12/31/2014	21.936	22.827	78
	12/31/2015	22.827	21.080	84
	12/31/2016	21.080	23.765	80
	12/31/2017	23.765	25.015	102
2.95%
	12/31/2008	20.314	12.403	25
	12/31/2009	12.403	15.180	40
	12/31/2010	15.180	16.388	42
	12/31/2011	16.388	15.747	38
	12/31/2012	15.747	17.464	36
	12/31/2013	17.464	21.749	30
	12/31/2014	21.749	22.620	28
	12/31/2015	22.620	20.879	24
	12/31/2016	20.879	23.527	23
	12/31/2017	23.527	24.752	19
3.00%
	12/31/2008	N/A	12.328	0
	12/31/2009	12.328	15.080	0
	12/31/2010	15.080	16.273	2
	12/31/2011	16.273	15.628	0
	12/31/2012	15.628	17.324	0
	12/31/2013	17.324	21.563	12
	12/31/2014	21.563	22.416	16
	12/31/2015	22.416	20.680	14
	12/31/2016	20.680	23.291	12
	12/31/2017	23.291	24.491	14
3.05%
	12/31/2009	N/A	14.981	3
	12/31/2010	14.981	16.158	0
	12/31/2011	16.158	15.510	0
	12/31/2012	15.510	17.184	0
	12/31/2013	17.184	21.379	7
	12/31/2014	21.379	22.213	59
	12/31/2015	22.213	20.482	79
	12/31/2016	20.482	23.057	73
	12/31/2017	23.057	24.233	76
3.10%
	12/31/2009	N/A	14.883	0
	12/31/2010	14.883	16.044	0
	12/31/2011	16.044	15.393	0
	12/31/2012	15.393	17.046	0
	12/31/2013	17.046	21.196	1
	12/31/2014	21.196	22.012	1
	12/31/2015	22.012	20.287	2
	12/31/2016	20.287	22.826	3
	12/31/2017	22.826	23.978	3
3.15%
	12/31/2009	N/A	14.785	0
	12/31/2010	14.785	15.931	0
	12/31/2011	15.931	15.277	0
	12/31/2012	15.277	16.909	0
	12/31/2013	16.909	21.015	11
	12/31/2014	21.015	21.813	17
	12/31/2015	21.813	20.094	20
	12/31/2016	20.094	22.597	14
	12/31/2017	22.597	23.726	15
3.20%
	12/31/2013	N/A	21.543	1
	12/31/2014	21.543	22.350	6
	12/31/2015	22.350	20.578	5
	12/31/2016	20.578	23.130	9
	12/31/2017	23.130	24.274	8
3.25%
	12/31/2013	N/A	21.359	0
	12/31/2014	21.359	22.148	0
	12/31/2015	22.148	20.382	0
	12/31/2016	20.382	22.898	0
	12/31/2017	22.898	24.018	0
3.30%
	12/31/2013	N/A	20.481	0
	12/31/2014	20.481	21.227	9
	12/31/2015	21.227	19.524	14
	12/31/2016	19.524	21.924	14
	12/31/2017	21.924	22.985	13
3.35%
	12/31/2013	N/A	20.995	0
	12/31/2014	20.995	21.749	4
	12/31/2015	21.749	19.994	7
	12/31/2016	19.994	22.441	3
	12/31/2017	22.441	23.515	2
3.40%
	12/31/2013	N/A	20.815	0
	12/31/2014	20.815	21.553	0
	12/31/2015	21.553	19.804	0
	12/31/2016	19.804	22.215	0
	12/31/2017	22.215	23.267	0
Franklin U.S. Government Securities VIP Fund
1.65%
	12/31/2008	25.001	26.457	13
	12/31/2009	26.457	26.829	25
	12/31/2010	26.829	27.784	268
	12/31/2011	27.784	28.883	601
	12/31/2012	28.883	28.944	869
	12/31/2013	28.944	27.833	591
	12/31/2014	27.833	28.304	597
	12/31/2015	28.304	27.973	556
	12/31/2016	27.973	27.698	404
	12/31/2017	27.698	27.610	335
1.70%
	12/31/2008	24.767	26.196	86
	12/31/2009	26.196	26.551	144
	12/31/2010	26.551	27.483	371
	12/31/2011	27.483	28.555	586
	12/31/2012	28.555	28.601	788
	12/31/2013	28.601	27.490	713
	12/31/2014	27.490	27.941	696
	12/31/2015	27.941	27.600	668
	12/31/2016	27.600	27.315	633
	12/31/2017	27.315	27.215	558
1.75%
	12/31/2009	N/A	26.193	14
	12/31/2010	26.193	27.098	41
	12/31/2011	27.098	28.142	65
	12/31/2012	28.142	28.173	101
	12/31/2013	28.173	27.064	47
	12/31/2014	27.064	27.495	43
	12/31/2015	27.495	27.146	34
	12/31/2016	27.146	26.852	30
	12/31/2017	26.852	26.741	25
1.80%
	12/31/2008	N/A	25.682	78
	12/31/2009	25.682	26.004	202
	12/31/2010	26.004	26.890	249
	12/31/2011	26.890	27.911	226
	12/31/2012	27.911	27.928	245
	12/31/2013	27.928	26.816	226
	12/31/2014	26.816	27.229	240
	12/31/2015	27.229	26.870	122
	12/31/2016	26.870	26.565	93
	12/31/2017	26.565	26.442	79
1.95%
	12/31/2008	23.629	24.930	13
	12/31/2009	24.930	25.205	101
	12/31/2010	25.205	26.024	245
	12/31/2011	26.024	26.972	352
	12/31/2012	26.972	26.948	342
	12/31/2013	26.948	25.836	337
	12/31/2014	25.836	26.194	326
	12/31/2015	26.194	25.810	302
	12/31/2016	25.810	25.480	207
	12/31/2017	25.480	25.324	171
2.05%
	12/31/2008	N/A	24.440	40
	12/31/2009	24.440	24.685	58
	12/31/2010	24.685	25.462	53
	12/31/2011	25.462	26.364	58
	12/31/2012	26.364	26.313	58
	12/31/2013	26.313	25.202	46
	12/31/2014	25.202	25.526	40
	12/31/2015	25.526	25.127	40
	12/31/2016	25.127	24.781	32
	12/31/2017	24.781	24.604	26
2.10%
	12/31/2008	22.971	24.199	108
	12/31/2009	24.199	24.430	226
	12/31/2010	24.430	25.186	262
	12/31/2011	25.186	26.065	194
	12/31/2012	26.065	26.002	195
	12/31/2013	26.002	24.891	181
	12/31/2014	24.891	25.199	157
	12/31/2015	25.199	24.792	151
	12/31/2016	24.792	24.438	166
	12/31/2017	24.438	24.252	129
2.15%
	12/31/2008	N/A	23.961	7
	12/31/2009	23.961	24.177	18
	12/31/2010	24.177	24.913	16
	12/31/2011	24.913	25.769	15
	12/31/2012	25.769	25.694	30
	12/31/2013	25.694	24.584	23
	12/31/2014	24.584	24.876	16
	12/31/2015	24.876	24.462	4
	12/31/2016	24.462	24.101	4
	12/31/2017	24.101	23.905	3
2.20%
	12/31/2008	22.543	23.725	137
	12/31/2009	23.725	23.926	193
	12/31/2010	23.926	24.642	177
	12/31/2011	24.642	25.477	181
	12/31/2012	25.477	25.390	243
	12/31/2013	25.390	24.281	200
	12/31/2014	24.281	24.557	201
	12/31/2015	24.557	24.136	167
	12/31/2016	24.136	23.768	182
	12/31/2017	23.768	23.563	170
2.25%
	12/31/2008	22.332	23.491	40
	12/31/2009	23.491	23.679	186
	12/31/2010	23.679	24.375	198
	12/31/2011	24.375	25.188	176
	12/31/2012	25.188	25.089	174
	12/31/2013	25.089	23.982	125
	12/31/2014	23.982	24.242	116
	12/31/2015	24.242	23.815	135
	12/31/2016	23.815	23.439	98
	12/31/2017	23.439	23.226	92
2.30%
	12/31/2009	N/A	23.434	5
	12/31/2010	23.434	24.111	4
	12/31/2011	24.111	24.902	3
	12/31/2012	24.902	24.792	4
	12/31/2013	24.792	23.686	3
	12/31/2014	23.686	23.931	3
	12/31/2015	23.931	23.497	3
	12/31/2016	23.497	23.115	3
	12/31/2017	23.115	22.894	2
2.35%
	12/31/2008	21.916	23.030	148
	12/31/2009	23.030	23.191	494
	12/31/2010	23.191	23.849	468
	12/31/2011	23.849	24.620	567
	12/31/2012	24.620	24.498	458
	12/31/2013	24.498	23.394	311
	12/31/2014	23.394	23.624	295
	12/31/2015	23.624	23.184	298
	12/31/2016	23.184	22.796	271
	12/31/2017	22.796	22.566	247
2.40%
	12/31/2008	21.711	22.803	85
	12/31/2009	22.803	22.951	215
	12/31/2010	22.951	23.590	133
	12/31/2011	23.590	24.340	104
	12/31/2012	24.340	24.208	93
	12/31/2013	24.208	23.105	82
	12/31/2014	23.105	23.321	69
	12/31/2015	23.321	22.876	67
	12/31/2016	22.876	22.481	69
	12/31/2017	22.481	22.243	61
2.45%
	12/31/2008	21.507	22.578	50
	12/31/2009	22.578	22.713	98
	12/31/2010	22.713	23.334	95
	12/31/2011	23.334	24.064	120
	12/31/2012	24.064	23.922	123
	12/31/2013	23.922	22.820	69
	12/31/2014	22.820	23.021	61
	12/31/2015	23.021	22.571	65
	12/31/2016	22.571	22.171	59
	12/31/2017	22.171	21.925	47
2.50%
	12/31/2008	21.306	22.355	118
	12/31/2009	22.355	22.478	439
	12/31/2010	22.478	23.081	485
	12/31/2011	23.081	23.791	414
	12/31/2012	23.791	23.639	326
	12/31/2013	23.639	22.539	267
	12/31/2014	22.539	22.726	245
	12/31/2015	22.726	22.270	247
	12/31/2016	22.270	21.864	233
	12/31/2017	21.864	21.612	207
2.55%
	12/31/2008	21.106	22.135	25
	12/31/2009	22.135	22.245	53
	12/31/2010	22.245	22.831	67
	12/31/2011	22.831	23.522	63
	12/31/2012	23.522	23.359	50
	12/31/2013	23.359	22.261	47
	12/31/2014	22.261	22.435	47
	12/31/2015	22.435	21.973	81
	12/31/2016	21.973	21.562	50
	12/31/2017	21.562	21.302	42
2.60%
	12/31/2008	20.909	21.916	87
	12/31/2009	21.916	22.015	243
	12/31/2010	22.015	22.583	255
	12/31/2011	22.583	23.255	235
	12/31/2012	23.255	23.082	227
	12/31/2013	23.082	21.986	150
	12/31/2014	21.986	22.147	148
	12/31/2015	22.147	21.681	217
	12/31/2016	21.681	21.264	189
	12/31/2017	21.264	20.998	102
2.65%
	12/31/2008	20.713	21.700	86
	12/31/2009	21.700	21.787	371
	12/31/2010	21.787	22.338	310
	12/31/2011	22.338	22.991	302
	12/31/2012	22.991	22.809	284
	12/31/2013	22.809	21.715	227
	12/31/2014	21.715	21.863	221
	12/31/2015	21.863	21.392	206
	12/31/2016	21.392	20.971	189
	12/31/2017	20.971	20.697	169
2.70%
	12/31/2008	20.519	21.486	18
	12/31/2009	21.486	21.561	24
	12/31/2010	21.561	22.096	36
	12/31/2011	22.096	22.730	26
	12/31/2012	22.730	22.539	20
	12/31/2013	22.539	21.447	17
	12/31/2014	21.447	21.582	19
	12/31/2015	21.582	21.107	16
	12/31/2016	21.107	20.681	16
	12/31/2017	20.681	20.401	14
2.75%
	12/31/2008	20.327	21.274	13
	12/31/2009	21.274	21.338	81
	12/31/2010	21.338	21.856	96
	12/31/2011	21.856	22.472	88
	12/31/2012	22.472	22.272	91
	12/31/2013	22.272	21.183	54
	12/31/2014	21.183	21.305	61
	12/31/2015	21.305	20.826	76
	12/31/2016	20.826	20.395	84
	12/31/2017	20.395	20.109	79
2.80%
	12/31/2008	20.137	21.065	30
	12/31/2009	21.065	21.117	194
	12/31/2010	21.117	21.619	146
	12/31/2011	21.619	22.217	138
	12/31/2012	22.217	22.008	138
	12/31/2013	22.008	20.921	100
	12/31/2014	20.921	21.032	98
	12/31/2015	21.032	20.548	89
	12/31/2016	20.548	20.114	90
	12/31/2017	20.114	19.822	73
2.85%
	12/31/2008	19.948	20.857	10
	12/31/2009	20.857	20.898	16
	12/31/2010	20.898	21.384	14
	12/31/2011	21.384	21.965	14
	12/31/2012	21.965	21.748	28
	12/31/2013	21.748	20.663	16
	12/31/2014	20.663	20.762	17
	12/31/2015	20.762	20.275	38
	12/31/2016	20.275	19.836	14
	12/31/2017	19.836	19.538	11
2.90%
	12/31/2008	19.761	20.651	7
	12/31/2009	20.651	20.682	83
	12/31/2010	20.682	21.152	71
	12/31/2011	21.152	21.716	115
	12/31/2012	21.716	21.490	58
	12/31/2013	21.490	20.408	23
	12/31/2014	20.408	20.496	18
	12/31/2015	20.496	20.004	19
	12/31/2016	20.004	19.562	22
	12/31/2017	19.562	19.258	25
2.95%
	12/31/2008	19.576	20.448	14
	12/31/2009	20.448	20.468	97
	12/31/2010	20.468	20.923	65
	12/31/2011	20.923	21.470	72
	12/31/2012	21.470	21.236	40
	12/31/2013	21.236	20.157	32
	12/31/2014	20.157	20.233	42
	12/31/2015	20.233	19.738	36
	12/31/2016	19.738	19.291	25
	12/31/2017	19.291	18.983	24
3.00%
	12/31/2008	N/A	20.246	0
	12/31/2009	20.246	20.256	1
	12/31/2010	20.256	20.696	0
	12/31/2011	20.696	21.226	8
	12/31/2012	21.226	20.984	8
	12/31/2013	20.984	19.908	8
	12/31/2014	19.908	19.973	7
	12/31/2015	19.973	19.475	16
	12/31/2016	19.475	19.025	11
	12/31/2017	19.025	18.711	11
3.05%
	12/31/2009	N/A	20.046	27
	12/31/2010	20.046	20.471	23
	12/31/2011	20.471	20.986	95
	12/31/2012	20.986	20.736	23
	12/31/2013	20.736	19.663	9
	12/31/2014	19.663	19.717	10
	12/31/2015	19.717	19.216	13
	12/31/2016	19.216	18.762	12
	12/31/2017	18.762	18.444	9
3.10%
	12/31/2009	N/A	19.838	76
	12/31/2010	19.838	20.249	54
	12/31/2011	20.249	20.747	34
	12/31/2012	20.747	20.490	22
	12/31/2013	20.490	19.420	19
	12/31/2014	19.420	19.464	19
	12/31/2015	19.464	18.960	15
	12/31/2016	18.960	18.503	15
	12/31/2017	18.503	18.180	15
3.15%
	12/31/2009	N/A	19.633	1
	12/31/2010	19.633	20.029	1
	12/31/2011	20.029	20.512	0
	12/31/2012	20.512	20.248	0
	12/31/2013	20.248	19.180	0
	12/31/2014	19.180	19.215	1
	12/31/2015	19.215	18.707	5
	12/31/2016	18.707	18.247	4
	12/31/2017	18.247	17.920	4
3.20%
	12/31/2013	N/A	18.441	0
	12/31/2014	18.441	18.465	0
	12/31/2015	18.465	17.968	0
	12/31/2016	17.968	17.518	0
	12/31/2017	17.518	17.195	0
3.25%
	12/31/2013	N/A	18.214	0
	12/31/2014	18.214	18.228	0
	12/31/2015	18.228	17.729	0
	12/31/2016	17.729	17.275	0
	12/31/2017	17.275	16.948	0
3.30%
	12/31/2013	N/A	18.479	0
	12/31/2014	18.479	18.485	0
	12/31/2015	18.485	17.969	0
	12/31/2016	17.969	17.501	0
	12/31/2017	17.501	17.161	0
3.35%
	12/31/2013	N/A	17.767	0
	12/31/2014	17.767	17.763	0
	12/31/2015	17.763	17.259	0
	12/31/2016	17.259	16.801	0
	12/31/2017	16.801	16.467	1
3.40%
	12/31/2013	N/A	17.548	0
	12/31/2014	17.548	17.535	0
	12/31/2015	17.535	17.029	0
	12/31/2016	17.029	16.569	0
	12/31/2017	16.569	16.231	0
JPMorgan Insurance Trust Core Bond Portfolio
1.65%
	12/31/2014	N/A	13.221	7
	12/31/2015	13.221	13.117	101
	12/31/2016	13.117	13.140	99
	12/31/2017	13.140	13.352	65
1.70%
	12/31/2014	N/A	13.166	38
	12/31/2015	13.166	13.056	124
	12/31/2016	13.056	13.072	93
	12/31/2017	13.072	13.276	110
1.75%
	12/31/2014	N/A	13.111	0
	12/31/2015	13.111	12.995	5
	12/31/2016	12.995	13.004	197
	12/31/2017	13.004	13.201	206
1.95%
	12/31/2014	N/A	12.893	5
	12/31/2015	12.893	12.753	8
	12/31/2016	12.753	12.737	7
	12/31/2017	12.737	12.904	12
2.05%
	12/31/2014	N/A	12.786	0
	12/31/2015	12.786	12.634	0
	12/31/2016	12.634	12.605	0
	12/31/2017	12.605	12.758	0
MFS VIT Total Return Bond Portfolio
1.65%
	12/31/2014	N/A	17.112	94
	12/31/2015	17.112	16.734	199
	12/31/2016	16.734	17.120	201
	12/31/2017	17.120	17.545	226
1.70%
	12/31/2014	N/A	16.987	139
	12/31/2015	16.987	16.603	132
	12/31/2016	16.603	16.978	129
	12/31/2017	16.978	17.391	174
1.75%
	12/31/2014	N/A	16.862	63
	12/31/2015	16.862	16.474	65
	12/31/2016	16.474	16.837	70
	12/31/2017	16.837	17.238	68
1.95%
	12/31/2014	N/A	16.374	67
	12/31/2015	16.374	15.965	44
	12/31/2016	15.965	16.284	30
	12/31/2017	16.284	16.639	41
2.05%
	12/31/2014	N/A	16.135	0
	12/31/2015	16.135	15.716	0
	12/31/2016	15.716	16.014	0
	12/31/2017	16.014	16.347	0
PIMCO VIT All Asset Portfolio
1.65%
	12/31/2008	12.834	10.624	97
	12/31/2009	10.624	12.704	201
	12/31/2010	12.704	14.132	1459
	12/31/2011	14.132	14.173	3008
	12/31/2012	14.173	16.024	4199
	12/31/2013	16.024	15.805	3561
	12/31/2014	15.805	15.620	2873
	12/31/2015	15.620	13.983	2155
	12/31/2016	13.983	15.533	1775
	12/31/2017	15.533	17.348	1574
1.70%
	12/31/2008	12.811	10.599	77
	12/31/2009	10.599	12.668	164
	12/31/2010	12.668	14.085	1261
	12/31/2011	14.085	14.119	2220
	12/31/2012	14.119	15.954	3214
	12/31/2013	15.954	15.728	3123
	12/31/2014	15.728	15.536	2769
	12/31/2015	15.536	13.902	2559
	12/31/2016	13.902	15.435	2309
	12/31/2017	15.435	17.230	2077
1.75%
	12/31/2009	N/A	13.367	4
	12/31/2010	13.367	14.855	200
	12/31/2011	14.855	14.883	445
	12/31/2012	14.883	16.809	584
	12/31/2013	16.809	16.563	456
	12/31/2014	16.563	16.352	229
	12/31/2015	16.352	14.625	119
	12/31/2016	14.625	16.229	142
	12/31/2017	16.229	18.108	122
1.80%
	12/31/2008	N/A	10.550	128
	12/31/2009	10.550	12.597	378
	12/31/2010	12.597	13.992	509
	12/31/2011	13.992	14.011	644
	12/31/2012	14.011	15.816	875
	12/31/2013	15.816	15.577	871
	12/31/2014	15.577	15.371	844
	12/31/2015	15.371	13.740	794
	12/31/2016	13.740	15.240	581
	12/31/2017	15.240	16.996	657
1.95%
	12/31/2008	12.694	10.476	9
	12/31/2009	10.476	12.490	214
	12/31/2010	12.490	13.852	689
	12/31/2011	13.852	13.851	1116
	12/31/2012	13.851	15.612	1361
	12/31/2013	15.612	15.352	1161
	12/31/2014	15.352	15.127	918
	12/31/2015	15.127	13.502	798
	12/31/2016	13.502	14.953	710
	12/31/2017	14.953	16.651	576
2.05%
	12/31/2008	N/A	10.427	262
	12/31/2009	10.427	12.419	243
	12/31/2010	12.419	13.760	308
	12/31/2011	13.760	13.745	342
	12/31/2012	13.745	15.477	380
	12/31/2013	15.477	15.204	324
	12/31/2014	15.204	14.966	275
	12/31/2015	14.966	13.345	177
	12/31/2016	13.345	14.765	131
	12/31/2017	14.765	16.425	114
2.10%
	12/31/2008	12.624	10.403	175
	12/31/2009	10.403	12.384	340
	12/31/2010	12.384	13.714	380
	12/31/2011	13.714	13.692	420
	12/31/2012	13.692	15.410	457
	12/31/2013	15.410	15.131	458
	12/31/2014	15.131	14.887	407
	12/31/2015	14.887	13.267	360
	12/31/2016	13.267	14.671	315
	12/31/2017	14.671	16.313	195
2.15%
	12/31/2008	N/A	10.378	8
	12/31/2009	10.378	12.349	6
	12/31/2010	12.349	13.669	11
	12/31/2011	13.669	13.640	9
	12/31/2012	13.640	15.343	11
	12/31/2013	15.343	15.058	10
	12/31/2014	15.058	14.807	10
	12/31/2015	14.807	13.190	7
	12/31/2016	13.190	14.579	7
	12/31/2017	14.579	16.202	2
2.20%
	12/31/2008	12.578	10.354	122
	12/31/2009	10.354	12.314	316
	12/31/2010	12.314	13.623	395
	12/31/2011	13.623	13.588	406
	12/31/2012	13.588	15.277	456
	12/31/2013	15.277	14.985	359
	12/31/2014	14.985	14.729	312
	12/31/2015	14.729	13.113	242
	12/31/2016	13.113	14.487	212
	12/31/2017	14.487	16.091	190
2.25%
	12/31/2008	12.555	10.330	42
	12/31/2009	10.330	12.279	161
	12/31/2010	12.279	13.578	218
	12/31/2011	13.578	13.536	272
	12/31/2012	13.536	15.211	313
	12/31/2013	15.211	14.913	268
	12/31/2014	14.913	14.650	252
	12/31/2015	14.650	13.037	195
	12/31/2016	13.037	14.395	178
	12/31/2017	14.395	15.982	166
2.30%
	12/31/2009	N/A	12.244	0
	12/31/2010	12.244	13.532	0
	12/31/2011	13.532	13.484	0
	12/31/2012	13.484	15.145	6
	12/31/2013	15.145	14.841	8
	12/31/2014	14.841	14.572	14
	12/31/2015	14.572	12.961	18
	12/31/2016	12.961	14.304	19
	12/31/2017	14.304	15.873	10
2.35%
	12/31/2008	12.509	10.282	233
	12/31/2009	10.282	12.210	973
	12/31/2010	12.210	13.487	1180
	12/31/2011	13.487	13.432	1271
	12/31/2012	13.432	15.079	1360
	12/31/2013	15.079	14.769	1278
	12/31/2014	14.769	14.495	1070
	12/31/2015	14.495	12.886	888
	12/31/2016	12.886	14.214	832
	12/31/2017	14.214	15.765	700
2.40%
	12/31/2008	12.486	10.258	43
	12/31/2009	10.258	12.175	97
	12/31/2010	12.175	13.442	135
	12/31/2011	13.442	13.381	162
	12/31/2012	13.381	15.014	185
	12/31/2013	15.014	14.698	193
	12/31/2014	14.698	14.417	159
	12/31/2015	14.417	12.811	163
	12/31/2016	12.811	14.124	98
	12/31/2017	14.124	15.657	165
2.45%
	12/31/2008	12.463	10.234	131
	12/31/2009	10.234	12.141	209
	12/31/2010	12.141	13.398	223
	12/31/2011	13.398	13.330	260
	12/31/2012	13.330	14.949	283
	12/31/2013	14.949	14.627	271
	12/31/2014	14.627	14.341	230
	12/31/2015	14.341	12.736	207
	12/31/2016	12.736	14.035	186
	12/31/2017	14.035	15.550	171
2.50%
	12/31/2008	12.440	10.210	103
	12/31/2009	10.210	12.106	811
	12/31/2010	12.106	13.353	1108
	12/31/2011	13.353	13.279	1068
	12/31/2012	13.279	14.884	1090
	12/31/2013	14.884	14.556	1032
	12/31/2014	14.556	14.264	890
	12/31/2015	14.264	12.662	768
	12/31/2016	12.662	13.946	815
	12/31/2017	13.946	15.444	643
2.55%
	12/31/2008	12.417	10.186	19
	12/31/2009	10.186	12.072	64
	12/31/2010	12.072	13.308	73
	12/31/2011	13.308	13.228	82
	12/31/2012	13.228	14.820	83
	12/31/2013	14.820	14.486	69
	12/31/2014	14.486	14.188	49
	12/31/2015	14.188	12.588	43
	12/31/2016	12.588	13.858	63
	12/31/2017	13.858	15.339	65
2.60%
	12/31/2008	12.394	10.162	170
	12/31/2009	10.162	12.038	476
	12/31/2010	12.038	13.264	515
	12/31/2011	13.264	13.177	566
	12/31/2012	13.177	14.756	565
	12/31/2013	14.756	14.416	530
	12/31/2014	14.416	14.113	495
	12/31/2015	14.113	12.515	471
	12/31/2016	12.515	13.770	434
	12/31/2017	13.770	15.235	396
2.65%
	12/31/2008	12.372	10.139	55
	12/31/2009	10.139	12.004	400
	12/31/2010	12.004	13.220	472
	12/31/2011	13.220	13.127	525
	12/31/2012	13.127	14.692	565
	12/31/2013	14.692	14.347	509
	12/31/2014	14.347	14.038	460
	12/31/2015	14.038	12.442	378
	12/31/2016	12.442	13.683	362
	12/31/2017	13.683	15.131	315
2.70%
	12/31/2008	12.349	10.115	9
	12/31/2009	10.115	11.970	58
	12/31/2010	11.970	13.176	85
	12/31/2011	13.176	13.076	85
	12/31/2012	13.076	14.628	87
	12/31/2013	14.628	14.277	90
	12/31/2014	14.277	13.963	60
	12/31/2015	13.963	12.370	55
	12/31/2016	12.370	13.597	73
	12/31/2017	13.597	15.028	69
2.75%
	12/31/2008	12.326	10.091	16
	12/31/2009	10.091	11.936	320
	12/31/2010	11.936	13.132	325
	12/31/2011	13.132	13.026	384
	12/31/2012	13.026	14.565	405
	12/31/2013	14.565	14.208	329
	12/31/2014	14.208	13.889	278
	12/31/2015	13.889	12.298	225
	12/31/2016	12.298	13.511	223
	12/31/2017	13.511	14.925	210
2.80%
	12/31/2008	12.304	10.068	12
	12/31/2009	10.068	11.902	173
	12/31/2010	11.902	13.088	242
	12/31/2011	13.088	12.977	225
	12/31/2012	12.977	14.502	237
	12/31/2013	14.502	14.140	225
	12/31/2014	14.140	13.815	205
	12/31/2015	13.815	12.226	194
	12/31/2016	12.226	13.425	187
	12/31/2017	13.425	14.824	203
2.85%
	12/31/2008	12.281	10.044	3
	12/31/2009	10.044	11.868	56
	12/31/2010	11.868	13.045	57
	12/31/2011	13.045	12.927	62
	12/31/2012	12.927	14.439	68
	12/31/2013	14.439	14.072	61
	12/31/2014	14.072	13.741	60
	12/31/2015	13.741	12.155	43
	12/31/2016	12.155	13.341	29
	12/31/2017	13.341	14.723	38
2.90%
	12/31/2008	12.259	10.021	9
	12/31/2009	10.021	11.834	126
	12/31/2010	11.834	13.001	150
	12/31/2011	13.001	12.877	155
	12/31/2012	12.877	14.377	167
	12/31/2013	14.377	14.004	135
	12/31/2014	14.004	13.668	128
	12/31/2015	13.668	12.084	112
	12/31/2016	12.084	13.256	112
	12/31/2017	13.256	14.622	103
2.95%
	12/31/2008	12.236	9.997	7
	12/31/2009	9.997	11.801	55
	12/31/2010	11.801	12.958	84
	12/31/2011	12.958	12.828	70
	12/31/2012	12.828	14.314	87
	12/31/2013	14.314	13.936	69
	12/31/2014	13.936	13.595	67
	12/31/2015	13.595	12.014	62
	12/31/2016	12.014	13.172	63
	12/31/2017	13.172	14.523	63
3.00%
	12/31/2008	N/A	9.974	0
	12/31/2009	9.974	11.767	13
	12/31/2010	11.767	12.915	15
	12/31/2011	12.915	12.779	12
	12/31/2012	12.779	14.252	24
	12/31/2013	14.252	13.869	12
	12/31/2014	13.869	13.523	21
	12/31/2015	13.523	11.944	9
	12/31/2016	11.944	13.089	9
	12/31/2017	13.089	14.424	12
3.05%
	12/31/2009	N/A	11.734	79
	12/31/2010	11.734	12.872	69
	12/31/2011	12.872	12.730	60
	12/31/2012	12.730	14.191	69
	12/31/2013	14.191	13.802	35
	12/31/2014	13.802	13.451	40
	12/31/2015	13.451	11.874	34
	12/31/2016	11.874	13.007	57
	12/31/2017	13.007	14.325	59
3.10%
	12/31/2009	N/A	11.701	29
	12/31/2010	11.701	12.829	35
	12/31/2011	12.829	12.681	31
	12/31/2012	12.681	14.129	34
	12/31/2013	14.129	13.735	34
	12/31/2014	13.735	13.379	29
	12/31/2015	13.379	11.805	30
	12/31/2016	11.805	12.924	26
	12/31/2017	12.924	14.228	20
3.15%
	12/31/2009	N/A	11.668	6
	12/31/2010	11.668	12.786	6
	12/31/2011	12.786	12.633	6
	12/31/2012	12.633	14.068	4
	12/31/2013	14.068	13.669	3
	12/31/2014	13.669	13.308	8
	12/31/2015	13.308	11.736	8
	12/31/2016	11.736	12.843	9
	12/31/2017	12.843	14.131	7
3.20%
	12/31/2013	N/A	14.343	1
	12/31/2014	14.343	13.957	2
	12/31/2015	13.957	12.302	1
	12/31/2016	12.302	13.455	2
	12/31/2017	13.455	14.798	6
3.25%
	12/31/2013	N/A	14.266	0
	12/31/2014	14.266	13.875	0
	12/31/2015	13.875	12.225	0
	12/31/2016	12.225	13.364	0
	12/31/2017	13.364	14.689	0
3.30%
	12/31/2013	N/A	13.472	0
	12/31/2014	13.472	13.096	5
	12/31/2015	13.096	11.532	5
	12/31/2016	11.532	12.601	5
	12/31/2017	12.601	13.844	5
3.35%
	12/31/2013	N/A	14.114	0
	12/31/2014	14.114	13.714	2
	12/31/2015	13.714	12.070	4
	12/31/2016	12.070	13.182	5
	12/31/2017	13.182	14.475	5
3.40%
	12/31/2013	N/A	14.039	0
	12/31/2014	14.039	13.634	0
	12/31/2015	13.634	11.994	0
	12/31/2016	11.994	13.092	0
	12/31/2017	13.092	14.369	0
PIMCO VIT Balanced Allocation Portfolio
1.65%
	12/31/2012	N/A	10.220	305
	12/31/2013	10.220	9.438	324
	12/31/2014	9.438	9.736	274
	12/31/2015	9.736	9.476	251
	12/31/2016	9.476	9.595	228
	12/31/2017	9.595	10.805	197
1.70%
	12/31/2012	N/A	10.216	368
	12/31/2013	10.216	9.430	802
	12/31/2014	9.430	9.723	742
	12/31/2015	9.723	9.458	724
	12/31/2016	9.458	9.573	671
	12/31/2017	9.573	10.774	636
1.75%
	12/31/2012	N/A	10.213	6
	12/31/2013	10.213	9.422	7
	12/31/2014	9.422	9.710	7
	12/31/2015	9.710	9.441	5
	12/31/2016	9.441	9.550	2
	12/31/2017	9.550	10.743	2
1.95%
	12/31/2012	N/A	10.199	29
	12/31/2013	10.199	9.390	62
	12/31/2014	9.390	9.659	61
	12/31/2015	9.659	9.372	64
	12/31/2016	9.372	9.461	53
	12/31/2017	9.461	10.622	33
2.05%
	12/31/2012	N/A	10.192	0
	12/31/2013	10.192	9.375	0
	12/31/2014	9.375	9.633	0
	12/31/2015	9.633	9.337	0
	12/31/2016	9.337	9.417	0
	12/31/2017	9.417	10.562	0
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
	12/31/2008	12.730	7.038	105
	12/31/2009	7.038	9.798	55
	12/31/2010	9.798	12.001	198
	12/31/2011	12.001	10.913	349
	12/31/2012	10.913	11.312	352
	12/31/2013	11.312	9.491	285
	12/31/2014	9.491	7.616	210
	12/31/2015	7.616	5.566	179
	12/31/2016	5.566	6.304	150
	12/31/2017	6.304	6.335	127
1.70%
	12/31/2008	12.713	7.025	247
	12/31/2009	7.025	9.775	134
	12/31/2010	9.775	11.967	267
	12/31/2011	11.967	10.877	453
	12/31/2012	10.877	11.269	441
	12/31/2013	11.269	9.450	424
	12/31/2014	9.450	7.579	323
	12/31/2015	7.579	5.536	320
	12/31/2016	5.536	6.268	275
	12/31/2017	6.268	6.295	212
1.75%
	12/31/2009	N/A	9.752	4
	12/31/2010	9.752	11.933	16
	12/31/2011	11.933	10.841	25
	12/31/2012	10.841	11.226	24
	12/31/2013	11.226	9.409	20
	12/31/2014	9.409	7.542	13
	12/31/2015	7.542	5.506	12
	12/31/2016	5.506	6.231	10
	12/31/2017	6.231	6.255	9
1.80%
	12/31/2008	N/A	7.000	241
	12/31/2009	7.000	9.730	445
	12/31/2010	9.730	11.900	381
	12/31/2011	11.900	10.804	356
	12/31/2012	10.804	11.183	327
	12/31/2013	11.183	9.369	326
	12/31/2014	9.369	7.506	220
	12/31/2015	7.506	5.477	244
	12/31/2016	5.477	6.195	170
	12/31/2017	6.195	6.215	143
1.95%
	12/31/2008	12.629	6.961	34
	12/31/2009	6.961	9.662	218
	12/31/2010	9.662	11.799	262
	12/31/2011	11.799	10.697	315
	12/31/2012	10.697	11.054	299
	12/31/2013	11.054	9.247	300
	12/31/2014	9.247	7.398	269
	12/31/2015	7.398	5.390	262
	12/31/2016	5.390	6.087	169
	12/31/2017	6.087	6.098	147
2.05%
	12/31/2008	N/A	6.935	101
	12/31/2009	6.935	9.617	144
	12/31/2010	9.617	11.732	108
	12/31/2011	11.732	10.626	151
	12/31/2012	10.626	10.970	115
	12/31/2013	10.970	9.167	76
	12/31/2014	9.167	7.327	41
	12/31/2015	7.327	5.333	44
	12/31/2016	5.333	6.016	35
	12/31/2017	6.016	6.022	27
2.10%
	12/31/2008	12.578	6.923	288
	12/31/2009	6.923	9.594	507
	12/31/2010	9.594	11.699	470
	12/31/2011	11.699	10.590	415
	12/31/2012	10.590	10.928	406
	12/31/2013	10.928	9.128	431
	12/31/2014	9.128	7.291	388
	12/31/2015	7.291	5.304	463
	12/31/2016	5.304	5.981	393
	12/31/2017	5.981	5.984	418
2.15%
	12/31/2008	N/A	6.910	15
	12/31/2009	6.910	9.572	17
	12/31/2010	9.572	11.665	18
	12/31/2011	11.665	10.555	11
	12/31/2012	10.555	10.886	7
	12/31/2013	10.886	9.088	8
	12/31/2014	9.088	7.256	8
	12/31/2015	7.256	5.276	10
	12/31/2016	5.276	5.947	10
	12/31/2017	5.947	5.946	10
2.20%
	12/31/2008	12.544	6.897	414
	12/31/2009	6.897	9.549	694
	12/31/2010	9.549	11.632	630
	12/31/2011	11.632	10.520	642
	12/31/2012	10.520	10.844	592
	12/31/2013	10.844	9.049	640
	12/31/2014	9.049	7.221	627
	12/31/2015	7.221	5.248	695
	12/31/2016	5.248	5.912	638
	12/31/2017	5.912	5.908	617
2.25%
	12/31/2008	12.528	6.885	159
	12/31/2009	6.885	9.527	387
	12/31/2010	9.527	11.599	446
	12/31/2011	11.599	10.485	417
	12/31/2012	10.485	10.803	404
	12/31/2013	10.803	9.010	395
	12/31/2014	9.010	7.186	408
	12/31/2015	7.186	5.220	445
	12/31/2016	5.220	5.878	332
	12/31/2017	5.878	5.871	297
2.30%
	12/31/2009	N/A	9.505	7
	12/31/2010	9.505	11.566	3
	12/31/2011	11.566	10.450	1
	12/31/2012	10.450	10.761	0
	12/31/2013	10.761	8.971	0
	12/31/2014	8.971	7.151	0
	12/31/2015	7.151	5.192	1
	12/31/2016	5.192	5.843	0
	12/31/2017	5.843	5.834	0
2.35%
	12/31/2008	12.494	6.859	513
	12/31/2009	6.859	9.483	852
	12/31/2010	9.483	11.534	783
	12/31/2011	11.534	10.415	748
	12/31/2012	10.415	10.720	685
	12/31/2013	10.720	8.932	693
	12/31/2014	8.932	7.117	681
	12/31/2015	7.117	5.165	835
	12/31/2016	5.165	5.809	740
	12/31/2017	5.809	5.797	734
2.40%
	12/31/2008	12.478	6.847	187
	12/31/2009	6.847	9.460	275
	12/31/2010	9.460	11.501	307
	12/31/2011	11.501	10.380	301
	12/31/2012	10.380	10.679	296
	12/31/2013	10.679	8.893	282
	12/31/2014	8.893	7.083	249
	12/31/2015	7.083	5.137	292
	12/31/2016	5.137	5.775	278
	12/31/2017	5.775	5.760	324
2.45%
	12/31/2008	12.461	6.834	182
	12/31/2009	6.834	9.438	252
	12/31/2010	9.438	11.468	241
	12/31/2011	11.468	10.346	204
	12/31/2012	10.346	10.638	193
	12/31/2013	10.638	8.855	194
	12/31/2014	8.855	7.048	170
	12/31/2015	7.048	5.110	195
	12/31/2016	5.110	5.742	177
	12/31/2017	5.742	5.724	179
2.50%
	12/31/2008	12.444	6.822	360
	12/31/2009	6.822	9.416	569
	12/31/2010	9.416	11.436	514
	12/31/2011	11.436	10.311	530
	12/31/2012	10.311	10.597	484
	12/31/2013	10.597	8.816	467
	12/31/2014	8.816	7.014	480
	12/31/2015	7.014	5.083	551
	12/31/2016	5.083	5.708	510
	12/31/2017	5.708	5.688	536
2.55%
	12/31/2008	12.428	6.809	88
	12/31/2009	6.809	9.394	253
	12/31/2010	9.394	11.403	234
	12/31/2011	11.403	10.277	255
	12/31/2012	10.277	10.557	218
	12/31/2013	10.557	8.778	223
	12/31/2014	8.778	6.980	195
	12/31/2015	6.980	5.056	255
	12/31/2016	5.056	5.675	221
	12/31/2017	5.675	5.652	206
2.60%
	12/31/2008	12.411	6.797	120
	12/31/2009	6.797	9.372	180
	12/31/2010	9.372	11.371	148
	12/31/2011	11.371	10.243	158
	12/31/2012	10.243	10.516	137
	12/31/2013	10.516	8.740	181
	12/31/2014	8.740	6.947	214
	12/31/2015	6.947	5.029	279
	12/31/2016	5.029	5.642	209
	12/31/2017	5.642	5.616	212
2.65%
	12/31/2008	12.394	6.784	218
	12/31/2009	6.784	9.350	341
	12/31/2010	9.350	11.339	442
	12/31/2011	11.339	10.208	396
	12/31/2012	10.208	10.476	398
	12/31/2013	10.476	8.702	322
	12/31/2014	8.702	6.913	310
	12/31/2015	6.913	5.002	344
	12/31/2016	5.002	5.609	310
	12/31/2017	5.609	5.581	287
2.70%
	12/31/2008	12.378	6.772	48
	12/31/2009	6.772	9.329	107
	12/31/2010	9.329	11.307	107
	12/31/2011	11.307	10.174	105
	12/31/2012	10.174	10.436	75
	12/31/2013	10.436	8.664	76
	12/31/2014	8.664	6.880	88
	12/31/2015	6.880	4.975	85
	12/31/2016	4.975	5.577	79
	12/31/2017	5.577	5.545	78
2.75%
	12/31/2008	12.361	6.759	36
	12/31/2009	6.759	9.307	75
	12/31/2010	9.307	11.275	101
	12/31/2011	11.275	10.141	98
	12/31/2012	10.141	10.396	98
	12/31/2013	10.396	8.627	79
	12/31/2014	8.627	6.847	82
	12/31/2015	6.847	4.949	113
	12/31/2016	4.949	5.544	123
	12/31/2017	5.544	5.510	135
2.80%
	12/31/2008	12.345	6.747	80
	12/31/2009	6.747	9.285	160
	12/31/2010	9.285	11.243	100
	12/31/2011	11.243	10.107	101
	12/31/2012	10.107	10.356	84
	12/31/2013	10.356	8.590	84
	12/31/2014	8.590	6.813	74
	12/31/2015	6.813	4.922	94
	12/31/2016	4.922	5.512	93
	12/31/2017	5.512	5.475	89
2.85%
	12/31/2008	12.328	6.734	22
	12/31/2009	6.734	9.263	54
	12/31/2010	9.263	11.211	56
	12/31/2011	11.211	10.073	51
	12/31/2012	10.073	10.316	47
	12/31/2013	10.316	8.552	55
	12/31/2014	8.552	6.781	39
	12/31/2015	6.781	4.896	50
	12/31/2016	4.896	5.480	41
	12/31/2017	5.480	5.441	42
2.90%
	12/31/2008	12.312	6.722	43
	12/31/2009	6.722	9.242	63
	12/31/2010	9.242	11.179	51
	12/31/2011	11.179	10.040	48
	12/31/2012	10.040	10.277	45
	12/31/2013	10.277	8.515	61
	12/31/2014	8.515	6.748	83
	12/31/2015	6.748	4.870	110
	12/31/2016	4.870	5.448	102
	12/31/2017	5.448	5.406	113
2.95%
	12/31/2008	12.295	6.710	46
	12/31/2009	6.710	9.220	65
	12/31/2010	9.220	11.147	46
	12/31/2011	11.147	10.006	53
	12/31/2012	10.006	10.237	43
	12/31/2013	10.237	8.478	49
	12/31/2014	8.478	6.715	50
	12/31/2015	6.715	4.844	60
	12/31/2016	4.844	5.416	47
	12/31/2017	5.416	5.372	47
3.00%
	12/31/2008	N/A	6.697	3
	12/31/2009	6.697	9.199	7
	12/31/2010	9.199	11.116	9
	12/31/2011	11.116	9.973	6
	12/31/2012	9.973	10.198	5
	12/31/2013	10.198	8.442	5
	12/31/2014	8.442	6.683	9
	12/31/2015	6.683	4.818	15
	12/31/2016	4.818	5.385	8
	12/31/2017	5.385	5.338	9
3.05%
	12/31/2009	N/A	9.177	9
	12/31/2010	9.177	11.084	0
	12/31/2011	11.084	9.940	0
	12/31/2012	9.940	10.159	0
	12/31/2013	10.159	8.405	2
	12/31/2014	8.405	6.651	43
	12/31/2015	6.651	4.793	69
	12/31/2016	4.793	5.353	64
	12/31/2017	5.353	5.305	68
3.10%
	12/31/2009	N/A	9.156	21
	12/31/2010	9.156	11.053	3
	12/31/2011	11.053	9.906	0
	12/31/2012	9.906	10.120	0
	12/31/2013	10.120	8.369	0
	12/31/2014	8.369	6.618	0
	12/31/2015	6.618	4.767	0
	12/31/2016	4.767	5.322	4
	12/31/2017	5.322	5.271	3
3.15%
	12/31/2009	N/A	9.134	2
	12/31/2010	9.134	11.022	0
	12/31/2011	11.022	9.873	0
	12/31/2012	9.873	10.081	0
	12/31/2013	10.081	8.333	10
	12/31/2014	8.333	6.586	20
	12/31/2015	6.586	4.742	32
	12/31/2016	4.742	5.291	23
	12/31/2017	5.291	5.238	26
3.20%
	12/31/2013	N/A	9.220	0
	12/31/2014	9.220	7.285	0
	12/31/2015	7.285	5.242	2
	12/31/2016	5.242	5.846	2
	12/31/2017	5.846	5.784	2
3.25%
	12/31/2013	N/A	9.177	0
	12/31/2014	9.177	7.246	0
	12/31/2015	7.246	5.212	0
	12/31/2016	5.212	5.809	0
	12/31/2017	5.809	5.745	0
3.30%
	12/31/2013	N/A	8.225	0
	12/31/2014	8.225	6.492	7
	12/31/2015	6.492	4.666	11
	12/31/2016	4.666	5.199	14
	12/31/2017	5.199	5.139	18
3.35%
	12/31/2013	N/A	9.090	0
	12/31/2014	9.090	7.171	19
	12/31/2015	7.171	5.152	23
	12/31/2016	5.152	5.737	21
	12/31/2017	5.737	5.668	23
3.40%
	12/31/2013	N/A	9.046	0
	12/31/2014	9.046	7.133	0
	12/31/2015	7.133	5.122	0
	12/31/2016	5.122	5.701	0
	12/31/2017	5.701	5.630	0
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
	12/31/2008	12.205	10.253	29
	12/31/2009	10.253	13.170	133
	12/31/2010	13.170	14.530	999
	12/31/2011	14.530	15.198	1423
	12/31/2012	15.198	17.624	1339
	12/31/2013	17.624	16.128	1325
	12/31/2014	16.128	16.106	1208
	12/31/2015	16.106	15.486	1047
	12/31/2016	15.486	17.266	846
	12/31/2017	17.266	18.664	670
1.70%
	12/31/2008	12.189	10.234	134
	12/31/2009	10.234	13.139	207
	12/31/2010	13.139	14.489	1138
	12/31/2011	14.489	15.148	1556
	12/31/2012	15.148	17.557	1435
	12/31/2013	17.557	16.058	1421
	12/31/2014	16.058	16.028	1313
	12/31/2015	16.028	15.404	1175
	12/31/2016	15.404	17.165	1049
	12/31/2017	17.165	18.546	907
1.75%
	12/31/2009	N/A	13.108	10
	12/31/2010	13.108	14.448	80
	12/31/2011	14.448	15.097	272
	12/31/2012	15.097	17.490	241
	12/31/2013	17.490	15.989	211
	12/31/2014	15.989	15.951	128
	12/31/2015	15.951	15.322	125
	12/31/2016	15.322	17.065	123
	12/31/2017	17.065	18.429	40
1.80%
	12/31/2008	N/A	10.196	47
	12/31/2009	10.196	13.077	134
	12/31/2010	13.077	14.407	203
	12/31/2011	14.407	15.047	190
	12/31/2012	15.047	17.423	173
	12/31/2013	17.423	15.919	190
	12/31/2014	15.919	15.874	195
	12/31/2015	15.874	15.240	187
	12/31/2016	15.240	16.966	143
	12/31/2017	16.966	18.313	119
1.95%
	12/31/2008	12.108	10.140	13
	12/31/2009	10.140	12.986	93
	12/31/2010	12.986	14.285	377
	12/31/2011	14.285	14.897	474
	12/31/2012	14.897	17.223	453
	12/31/2013	17.223	15.713	414
	12/31/2014	15.713	15.645	332
	12/31/2015	15.645	14.998	568
	12/31/2016	14.998	16.671	530
	12/31/2017	16.671	17.968	485
2.05%
	12/31/2008	N/A	10.103	16
	12/31/2009	10.103	12.925	61
	12/31/2010	12.925	14.204	139
	12/31/2011	14.204	14.798	149
	12/31/2012	14.798	17.091	120
	12/31/2013	17.091	15.578	101
	12/31/2014	15.578	15.494	77
	12/31/2015	15.494	14.839	64
	12/31/2016	14.839	16.478	38
	12/31/2017	16.478	17.741	26
2.10%
	12/31/2008	12.059	10.084	71
	12/31/2009	10.084	12.895	143
	12/31/2010	12.895	14.164	169
	12/31/2011	14.164	14.748	147
	12/31/2012	14.748	17.026	152
	12/31/2013	17.026	15.510	151
	12/31/2014	15.510	15.419	130
	12/31/2015	15.419	14.760	117
	12/31/2016	14.760	16.382	103
	12/31/2017	16.382	17.629	92
2.15%
	12/31/2008	N/A	10.066	1
	12/31/2009	10.066	12.865	5
	12/31/2010	12.865	14.124	10
	12/31/2011	14.124	14.699	1
	12/31/2012	14.699	16.960	2
	12/31/2013	16.960	15.443	2
	12/31/2014	15.443	15.345	2
	12/31/2015	15.345	14.681	3
	12/31/2016	14.681	16.286	2
	12/31/2017	16.286	17.518	1
2.20%
	12/31/2008	12.027	10.047	126
	12/31/2009	10.047	12.835	219
	12/31/2010	12.835	14.084	296
	12/31/2011	14.084	14.650	241
	12/31/2012	14.650	16.895	226
	12/31/2013	16.895	15.376	233
	12/31/2014	15.376	15.271	183
	12/31/2015	15.271	14.603	136
	12/31/2016	14.603	16.191	122
	12/31/2017	16.191	17.407	142
2.25%
	12/31/2008	12.011	10.029	22
	12/31/2009	10.029	12.805	88
	12/31/2010	12.805	14.044	133
	12/31/2011	14.044	14.602	156
	12/31/2012	14.602	16.831	155
	12/31/2013	16.831	15.310	153
	12/31/2014	15.310	15.197	95
	12/31/2015	15.197	14.525	84
	12/31/2016	14.525	16.097	86
	12/31/2017	16.097	17.297	79
2.30%
	12/31/2009	N/A	12.775	1
	12/31/2010	12.775	14.004	3
	12/31/2011	14.004	14.553	0
	12/31/2012	14.553	16.766	0
	12/31/2013	16.766	15.243	0
	12/31/2014	15.243	15.124	0
	12/31/2015	15.124	14.448	0
	12/31/2016	14.448	16.003	0
	12/31/2017	16.003	17.188	0
2.35%
	12/31/2008	11.979	9.992	109
	12/31/2009	9.992	12.745	374
	12/31/2010	12.745	13.964	576
	12/31/2011	13.964	14.504	485
	12/31/2012	14.504	16.702	453
	12/31/2013	16.702	15.177	397
	12/31/2014	15.177	15.051	327
	12/31/2015	15.051	14.371	264
	12/31/2016	14.371	15.910	208
	12/31/2017	15.910	17.079	217
2.40%
	12/31/2008	11.963	9.974	63
	12/31/2009	9.974	12.716	148
	12/31/2010	12.716	13.925	183
	12/31/2011	13.925	14.456	174
	12/31/2012	14.456	16.638	149
	12/31/2013	16.638	15.111	149
	12/31/2014	15.111	14.978	128
	12/31/2015	14.978	14.294	99
	12/31/2016	14.294	15.817	93
	12/31/2017	15.817	16.971	93
2.45%
	12/31/2008	11.947	9.955	48
	12/31/2009	9.955	12.686	59
	12/31/2010	12.686	13.885	106
	12/31/2011	13.885	14.408	83
	12/31/2012	14.408	16.574	69
	12/31/2013	16.574	15.046	46
	12/31/2014	15.046	14.906	43
	12/31/2015	14.906	14.218	29
	12/31/2016	14.218	15.725	27
	12/31/2017	15.725	16.864	24
2.50%
	12/31/2008	11.931	9.937	90
	12/31/2009	9.937	12.656	259
	12/31/2010	12.656	13.846	351
	12/31/2011	13.846	14.360	265
	12/31/2012	14.360	16.511	231
	12/31/2013	16.511	14.981	194
	12/31/2014	14.981	14.834	157
	12/31/2015	14.834	14.142	137
	12/31/2016	14.142	15.634	122
	12/31/2017	15.634	16.757	125
2.55%
	12/31/2008	11.915	9.919	26
	12/31/2009	9.919	12.627	78
	12/31/2010	12.627	13.807	112
	12/31/2011	13.807	14.312	89
	12/31/2012	14.312	16.447	75
	12/31/2013	16.447	14.916	81
	12/31/2014	14.916	14.762	77
	12/31/2015	14.762	14.067	68
	12/31/2016	14.067	15.543	60
	12/31/2017	15.543	16.651	51
2.60%
	12/31/2008	11.899	9.901	40
	12/31/2009	9.901	12.597	120
	12/31/2010	12.597	13.767	227
	12/31/2011	13.767	14.264	193
	12/31/2012	14.264	16.384	152
	12/31/2013	16.384	14.851	88
	12/31/2014	14.851	14.691	102
	12/31/2015	14.691	13.992	76
	12/31/2016	13.992	15.452	67
	12/31/2017	15.452	16.546	55
2.65%
	12/31/2008	11.883	9.882	42
	12/31/2009	9.882	12.568	162
	12/31/2010	12.568	13.728	205
	12/31/2011	13.728	14.217	175
	12/31/2012	14.217	16.321	164
	12/31/2013	16.321	14.787	169
	12/31/2014	14.787	14.620	157
	12/31/2015	14.620	13.918	137
	12/31/2016	13.918	15.362	122
	12/31/2017	15.362	16.442	112
2.70%
	12/31/2008	11.867	9.864	11
	12/31/2009	9.864	12.538	53
	12/31/2010	12.538	13.690	55
	12/31/2011	13.690	14.169	28
	12/31/2012	14.169	16.259	26
	12/31/2013	16.259	14.723	24
	12/31/2014	14.723	14.549	25
	12/31/2015	14.549	13.843	18
	12/31/2016	13.843	15.273	21
	12/31/2017	15.273	16.338	12
2.75%
	12/31/2008	11.851	9.846	19
	12/31/2009	9.846	12.509	63
	12/31/2010	12.509	13.651	75
	12/31/2011	13.651	14.122	73
	12/31/2012	14.122	16.197	53
	12/31/2013	16.197	14.659	47
	12/31/2014	14.659	14.479	93
	12/31/2015	14.479	13.770	81
	12/31/2016	13.770	15.184	73
	12/31/2017	15.184	16.235	69
2.80%
	12/31/2008	11.835	9.828	9
	12/31/2009	9.828	12.480	111
	12/31/2010	12.480	13.612	141
	12/31/2011	13.612	14.075	88
	12/31/2012	14.075	16.135	82
	12/31/2013	16.135	14.596	83
	12/31/2014	14.596	14.409	65
	12/31/2015	14.409	13.696	61
	12/31/2016	13.696	15.095	48
	12/31/2017	15.095	16.132	46
2.85%
	12/31/2008	11.820	9.810	6
	12/31/2009	9.810	12.451	25
	12/31/2010	12.451	13.573	31
	12/31/2011	13.573	14.028	31
	12/31/2012	14.028	16.073	29
	12/31/2013	16.073	14.533	17
	12/31/2014	14.533	14.339	12
	12/31/2015	14.339	13.623	11
	12/31/2016	13.623	15.007	10
	12/31/2017	15.007	16.030	10
2.90%
	12/31/2008	11.804	9.792	11
	12/31/2009	9.792	12.422	48
	12/31/2010	12.422	13.535	44
	12/31/2011	13.535	13.982	37
	12/31/2012	13.982	16.011	38
	12/31/2013	16.011	14.470	31
	12/31/2014	14.470	14.270	39
	12/31/2015	14.270	13.551	36
	12/31/2016	13.551	14.920	31
	12/31/2017	14.920	15.929	32
2.95%
	12/31/2008	11.788	9.774	4
	12/31/2009	9.774	12.393	72
	12/31/2010	12.393	13.497	39
	12/31/2011	13.497	13.935	17
	12/31/2012	13.935	15.950	29
	12/31/2013	15.950	14.407	17
	12/31/2014	14.407	14.201	18
	12/31/2015	14.201	13.479	16
	12/31/2016	13.479	14.833	13
	12/31/2017	14.833	15.828	11
3.00%
	12/31/2008	N/A	9.756	0
	12/31/2009	9.756	12.364	6
	12/31/2010	12.364	13.458	6
	12/31/2011	13.458	13.889	5
	12/31/2012	13.889	15.889	4
	12/31/2013	15.889	14.345	5
	12/31/2014	14.345	14.133	2
	12/31/2015	14.133	13.407	0
	12/31/2016	13.407	14.747	0
	12/31/2017	14.747	15.728	6
3.05%
	12/31/2009	N/A	12.335	20
	12/31/2010	12.335	13.420	26
	12/31/2011	13.420	13.842	25
	12/31/2012	13.842	15.828	26
	12/31/2013	15.828	14.282	10
	12/31/2014	14.282	14.064	11
	12/31/2015	14.064	13.336	11
	12/31/2016	13.336	14.661	10
	12/31/2017	14.661	15.629	17
3.10%
	12/31/2009	N/A	12.306	17
	12/31/2010	12.306	13.382	31
	12/31/2011	13.382	13.796	21
	12/31/2012	13.796	15.767	21
	12/31/2013	15.767	14.221	6
	12/31/2014	14.221	13.997	6
	12/31/2015	13.997	13.264	5
	12/31/2016	13.264	14.576	6
	12/31/2017	14.576	15.530	5
3.15%
	12/31/2009	N/A	12.277	3
	12/31/2010	12.277	13.344	21
	12/31/2011	13.344	13.750	2
	12/31/2012	13.750	15.707	1
	12/31/2013	15.707	14.159	3
	12/31/2014	14.159	13.929	4
	12/31/2015	13.929	13.194	3
	12/31/2016	13.194	14.491	4
	12/31/2017	14.491	15.432	3
3.20%
	12/31/2013	N/A	22.102	0
	12/31/2014	22.102	21.732	0
	12/31/2015	21.732	20.575	0
	12/31/2016	20.575	22.586	0
	12/31/2017	22.586	24.041	0
3.25%
	12/31/2013	N/A	21.978	0
	12/31/2014	21.978	21.599	0
	12/31/2015	21.599	20.439	0
	12/31/2016	20.439	22.425	0
	12/31/2017	22.425	23.858	0
3.30%
	12/31/2013	N/A	13.976	0
	12/31/2014	13.976	13.728	0
	12/31/2015	13.728	12.984	1
	12/31/2016	12.984	14.239	3
	12/31/2017	14.239	15.141	4
3.35%
	12/31/2013	N/A	21.731	0
	12/31/2014	21.731	21.335	1
	12/31/2015	21.335	20.169	1
	12/31/2016	20.169	22.107	1
	12/31/2017	22.107	23.496	1
3.40%
	12/31/2013	N/A	21.609	0
	12/31/2014	21.609	21.205	0
	12/31/2015	21.205	20.036	0
	12/31/2016	20.036	21.950	0
	12/31/2017	21.950	23.317	0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.65%
	12/31/2008	10.371	10.114	56
	12/31/2009	10.114	11.627	43
	12/31/2010	11.627	12.770	371
	12/31/2011	12.770	13.513	523
	12/31/2012	13.513	14.214	512
	12/31/2013	14.214	12.796	507
	12/31/2014	12.796	12.872	434
	12/31/2015	12.872	12.150	361
	12/31/2016	12.150	12.435	323
	12/31/2017	12.435	13.288	285
1.70%
	12/31/2008	10.357	10.096	223
	12/31/2009	10.096	11.600	137
	12/31/2010	11.600	12.734	595
	12/31/2011	12.734	13.468	736
	12/31/2012	13.468	14.159	709
	12/31/2013	14.159	12.741	752
	12/31/2014	12.741	12.809	738
	12/31/2015	12.809	12.086	695
	12/31/2016	12.086	12.362	637
	12/31/2017	12.362	13.204	547
1.75%
	12/31/2009	N/A	11.572	5
	12/31/2010	11.572	12.698	19
	12/31/2011	12.698	13.423	42
	12/31/2012	13.423	14.105	39
	12/31/2013	14.105	12.685	23
	12/31/2014	12.685	12.748	22
	12/31/2015	12.748	12.021	15
	12/31/2016	12.021	12.290	15
	12/31/2017	12.290	13.120	12
1.80%
	12/31/2008	N/A	10.059	91
	12/31/2009	10.059	11.545	199
	12/31/2010	11.545	12.662	174
	12/31/2011	12.662	13.378	154
	12/31/2012	13.378	14.051	154
	12/31/2013	14.051	12.630	155
	12/31/2014	12.630	12.686	158
	12/31/2015	12.686	11.957	147
	12/31/2016	11.957	12.219	101
	12/31/2017	12.219	13.037	69
1.95%
	12/31/2008	10.288	10.003	30
	12/31/2009	10.003	11.465	113
	12/31/2010	11.465	12.554	222
	12/31/2011	12.554	13.245	335
	12/31/2012	13.245	13.890	287
	12/31/2013	13.890	12.467	303
	12/31/2014	12.467	12.503	288
	12/31/2015	12.503	11.767	246
	12/31/2016	11.767	12.007	226
	12/31/2017	12.007	12.792	199
2.05%
	12/31/2008	N/A	9.967	93
	12/31/2009	9.967	11.411	58
	12/31/2010	11.411	12.483	76
	12/31/2011	12.483	13.157	91
	12/31/2012	13.157	13.784	88
	12/31/2013	13.784	12.359	90
	12/31/2014	12.359	12.383	87
	12/31/2015	12.383	11.642	61
	12/31/2016	11.642	11.867	36
	12/31/2017	11.867	12.631	37
2.10%
	12/31/2008	10.247	9.948	100
	12/31/2009	9.948	11.385	161
	12/31/2010	11.385	12.448	142
	12/31/2011	12.448	13.113	124
	12/31/2012	13.113	13.731	152
	12/31/2013	13.731	12.306	144
	12/31/2014	12.306	12.323	123
	12/31/2015	12.323	11.580	113
	12/31/2016	11.580	11.798	102
	12/31/2017	11.798	12.551	81
2.15%
	12/31/2008	N/A	9.930	6
	12/31/2009	9.930	11.358	4
	12/31/2010	11.358	12.412	4
	12/31/2011	12.412	13.069	3
	12/31/2012	13.069	13.678	2
	12/31/2013	13.678	12.252	2
	12/31/2014	12.252	12.263	2
	12/31/2015	12.263	11.519	1
	12/31/2016	11.519	11.729	1
	12/31/2017	11.729	12.471	1
2.20%
	12/31/2008	10.219	9.912	188
	12/31/2009	9.912	11.331	277
	12/31/2010	11.331	12.377	257
	12/31/2011	12.377	13.026	225
	12/31/2012	13.026	13.626	208
	12/31/2013	13.626	12.199	211
	12/31/2014	12.199	12.204	191
	12/31/2015	12.204	11.457	157
	12/31/2016	11.457	11.661	135
	12/31/2017	11.661	12.393	144
2.25%
	12/31/2008	10.206	9.894	70
	12/31/2009	9.894	11.305	133
	12/31/2010	11.305	12.342	158
	12/31/2011	12.342	12.982	143
	12/31/2012	12.982	13.574	156
	12/31/2013	13.574	12.147	133
	12/31/2014	12.147	12.145	128
	12/31/2015	12.145	11.396	105
	12/31/2016	11.396	11.593	92
	12/31/2017	11.593	12.314	83
2.30%
	12/31/2009	N/A	11.279	2
	12/31/2010	11.279	12.307	0
	12/31/2011	12.307	12.939	0
	12/31/2012	12.939	13.522	0
	12/31/2013	13.522	12.094	0
	12/31/2014	12.094	12.087	0
	12/31/2015	12.087	11.336	0
	12/31/2016	11.336	11.526	0
	12/31/2017	11.526	12.236	0
2.35%
	12/31/2008	10.178	9.857	246
	12/31/2009	9.857	11.252	494
	12/31/2010	11.252	12.272	467
	12/31/2011	12.272	12.896	391
	12/31/2012	12.896	13.470	354
	12/31/2013	13.470	12.042	326
	12/31/2014	12.042	12.028	275
	12/31/2015	12.028	11.275	239
	12/31/2016	11.275	11.459	205
	12/31/2017	11.459	12.159	186
2.40%
	12/31/2008	10.165	9.839	73
	12/31/2009	9.839	11.226	208
	12/31/2010	11.226	12.237	234
	12/31/2011	12.237	12.853	169
	12/31/2012	12.853	13.418	141
	12/31/2013	13.418	11.989	133
	12/31/2014	11.989	11.970	162
	12/31/2015	11.970	11.215	106
	12/31/2016	11.215	11.392	90
	12/31/2017	11.392	12.082	84
2.45%
	12/31/2008	10.151	9.821	58
	12/31/2009	9.821	11.200	94
	12/31/2010	11.200	12.203	106
	12/31/2011	12.203	12.810	91
	12/31/2012	12.810	13.367	73
	12/31/2013	13.367	11.937	68
	12/31/2014	11.937	11.912	60
	12/31/2015	11.912	11.155	54
	12/31/2016	11.155	11.325	51
	12/31/2017	11.325	12.006	46
2.50%
	12/31/2008	10.138	9.803	186
	12/31/2009	9.803	11.174	338
	12/31/2010	11.174	12.168	305
	12/31/2011	12.168	12.767	265
	12/31/2012	12.767	13.316	246
	12/31/2013	13.316	11.886	215
	12/31/2014	11.886	11.855	194
	12/31/2015	11.855	11.096	147
	12/31/2016	11.096	11.260	142
	12/31/2017	11.260	11.930	150
2.55%
	12/31/2008	10.124	9.785	37
	12/31/2009	9.785	11.147	106
	12/31/2010	11.147	12.134	98
	12/31/2011	12.134	12.725	87
	12/31/2012	12.725	13.265	70
	12/31/2013	13.265	11.834	58
	12/31/2014	11.834	11.798	59
	12/31/2015	11.798	11.037	59
	12/31/2016	11.037	11.194	51
	12/31/2017	11.194	11.855	45
2.60%
	12/31/2008	10.111	9.767	71
	12/31/2009	9.767	11.121	121
	12/31/2010	11.121	12.099	130
	12/31/2011	12.099	12.682	112
	12/31/2012	12.682	13.214	104
	12/31/2013	13.214	11.783	109
	12/31/2014	11.783	11.741	91
	12/31/2015	11.741	10.978	93
	12/31/2016	10.978	11.129	87
	12/31/2017	11.129	11.780	96
2.65%
	12/31/2008	10.097	9.749	99
	12/31/2009	9.749	11.095	237
	12/31/2010	11.095	12.065	253
	12/31/2011	12.065	12.640	249
	12/31/2012	12.640	13.163	230
	12/31/2013	13.163	11.732	188
	12/31/2014	11.732	11.684	167
	12/31/2015	11.684	10.920	142
	12/31/2016	10.920	11.064	119
	12/31/2017	11.064	11.705	108
2.70%
	12/31/2008	10.084	9.731	31
	12/31/2009	9.731	11.069	50
	12/31/2010	11.069	12.031	61
	12/31/2011	12.031	12.598	43
	12/31/2012	12.598	13.113	35
	12/31/2013	13.113	11.681	28
	12/31/2014	11.681	11.628	24
	12/31/2015	11.628	10.861	17
	12/31/2016	10.861	11.000	16
	12/31/2017	11.000	11.631	29
2.75%
	12/31/2008	10.070	9.713	23
	12/31/2009	9.713	11.044	88
	12/31/2010	11.044	11.997	84
	12/31/2011	11.997	12.556	69
	12/31/2012	12.556	13.062	64
	12/31/2013	13.062	11.631	64
	12/31/2014	11.631	11.571	60
	12/31/2015	11.571	10.804	67
	12/31/2016	10.804	10.935	66
	12/31/2017	10.935	11.558	64
2.80%
	12/31/2008	10.057	9.695	27
	12/31/2009	9.695	11.018	92
	12/31/2010	11.018	11.963	105
	12/31/2011	11.963	12.514	86
	12/31/2012	12.514	13.012	79
	12/31/2013	13.012	11.580	77
	12/31/2014	11.580	11.515	72
	12/31/2015	11.515	10.746	66
	12/31/2016	10.746	10.872	59
	12/31/2017	10.872	11.485	43
2.85%
	12/31/2008	10.043	9.678	2
	12/31/2009	9.678	10.992	10
	12/31/2010	10.992	11.929	19
	12/31/2011	11.929	12.473	4
	12/31/2012	12.473	12.962	4
	12/31/2013	12.962	11.530	6
	12/31/2014	11.530	11.460	6
	12/31/2015	11.460	10.689	5
	12/31/2016	10.689	10.808	5
	12/31/2017	10.808	11.412	8
2.90%
	12/31/2008	10.030	9.660	12
	12/31/2009	9.660	10.966	57
	12/31/2010	10.966	11.895	53
	12/31/2011	11.895	12.431	39
	12/31/2012	12.431	12.913	36
	12/31/2013	12.913	11.480	37
	12/31/2014	11.480	11.405	39
	12/31/2015	11.405	10.632	39
	12/31/2016	10.632	10.746	38
	12/31/2017	10.746	11.340	38
2.95%
	12/31/2008	10.016	9.642	6
	12/31/2009	9.642	10.941	66
	12/31/2010	10.941	11.861	76
	12/31/2011	11.861	12.390	61
	12/31/2012	12.390	12.863	62
	12/31/2013	12.863	11.430	47
	12/31/2014	11.430	11.349	43
	12/31/2015	11.349	10.575	40
	12/31/2016	10.575	10.683	30
	12/31/2017	10.683	11.269	21
3.00%
	12/31/2008	N/A	9.624	1
	12/31/2009	9.624	10.915	4
	12/31/2010	10.915	11.828	7
	12/31/2011	11.828	12.348	7
	12/31/2012	12.348	12.814	10
	12/31/2013	12.814	11.381	2
	12/31/2014	11.381	11.295	2
	12/31/2015	11.295	10.519	2
	12/31/2016	10.519	10.621	2
	12/31/2017	10.621	11.197	2
3.05%
	12/31/2009	N/A	10.890	20
	12/31/2010	10.890	11.794	15
	12/31/2011	11.794	12.307	15
	12/31/2012	12.307	12.765	12
	12/31/2013	12.765	11.332	8
	12/31/2014	11.332	11.240	8
	12/31/2015	11.240	10.463	10
	12/31/2016	10.463	10.559	7
	12/31/2017	10.559	11.127	15
3.10%
	12/31/2009	N/A	10.864	19
	12/31/2010	10.864	11.761	18
	12/31/2011	11.761	12.266	20
	12/31/2012	12.266	12.716	21
	12/31/2013	12.716	11.283	17
	12/31/2014	11.283	11.186	14
	12/31/2015	11.186	10.407	14
	12/31/2016	10.407	10.497	14
	12/31/2017	10.497	11.056	14
3.15%
	12/31/2009	N/A	10.839	5
	12/31/2010	10.839	11.727	5
	12/31/2011	11.727	12.225	5
	12/31/2012	12.225	12.667	6
	12/31/2013	12.667	11.234	7
	12/31/2014	11.234	11.132	8
	12/31/2015	11.132	10.352	13
	12/31/2016	10.352	10.436	11
	12/31/2017	10.436	10.986	7
3.20%
	12/31/2013	N/A	15.188	0
	12/31/2014	15.188	15.043	0
	12/31/2015	15.043	13.982	0
	12/31/2016	13.982	14.089	0
	12/31/2017	14.089	14.824	0
3.25%
	12/31/2013	N/A	15.098	0
	12/31/2014	15.098	14.946	0
	12/31/2015	14.946	13.884	0
	12/31/2016	13.884	13.984	0
	12/31/2017	13.984	14.706	0
3.30%
	12/31/2013	N/A	11.088	0
	12/31/2014	11.088	10.971	0
	12/31/2015	10.971	10.187	1
	12/31/2016	10.187	10.255	5
	12/31/2017	10.255	10.779	6
3.35%
	12/31/2013	N/A	14.917	0
	12/31/2014	14.917	14.753	0
	12/31/2015	14.753	13.691	0
	12/31/2016	13.691	13.776	0
	12/31/2017	13.776	14.473	0
3.40%
	12/31/2013	N/A	14.828	0
	12/31/2014	14.828	14.657	0
	12/31/2015	14.657	13.596	0
	12/31/2016	13.596	13.673	0
	12/31/2017	13.673	14.358	0
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.65%
	12/31/2011	N/A	9.797	608
	12/31/2012	9.797	10.233	990
	12/31/2013	10.233	9.749	1003
	12/31/2014	9.749	9.446	1007
	12/31/2015	9.446	8.824	958
	12/31/2016	8.824	9.269	834
	12/31/2017	9.269	9.508	769
1.70%
	12/31/2011	N/A	9.794	358
	12/31/2012	9.794	10.224	839
	12/31/2013	10.224	9.736	1132
	12/31/2014	9.736	9.429	1111
	12/31/2015	9.429	8.803	1149
	12/31/2016	8.803	9.242	1148
	12/31/2017	9.242	9.477	1117
1.75%
	12/31/2011	N/A	9.791	28
	12/31/2012	9.791	10.216	47
	12/31/2013	10.216	9.723	26
	12/31/2014	9.723	9.411	19
	12/31/2015	9.411	8.783	17
	12/31/2016	8.783	9.216	21
	12/31/2017	9.216	9.445	10
1.80%
	12/31/2011	N/A	9.788	7
	12/31/2012	9.788	10.207	11
	12/31/2013	10.207	9.710	9
	12/31/2014	9.710	9.394	16
	12/31/2015	9.394	8.762	9
	12/31/2016	8.762	9.190	15
	12/31/2017	9.190	9.414	29
1.95%
	12/31/2011	N/A	9.778	234
	12/31/2012	9.778	10.182	387
	12/31/2013	10.182	9.671	291
	12/31/2014	9.671	9.342	273
	12/31/2015	9.342	8.701	243
	12/31/2016	8.701	9.112	303
	12/31/2017	9.112	9.320	217
2.05%
	12/31/2011	N/A	9.771	17
	12/31/2012	9.771	10.164	21
	12/31/2013	10.164	9.645	22
	12/31/2014	9.645	9.308	18
	12/31/2015	9.308	8.660	21
	12/31/2016	8.660	9.061	14
	12/31/2017	9.061	9.258	46
2.10%
	12/31/2011	N/A	9.768	5
	12/31/2012	9.768	10.156	11
	12/31/2013	10.156	9.632	28
	12/31/2014	9.632	9.291	33
	12/31/2015	9.291	8.640	33
	12/31/2016	8.640	9.035	32
	12/31/2017	9.035	9.227	56
2.15%
	12/31/2011	N/A	9.765	1
	12/31/2012	9.765	10.147	0
	12/31/2013	10.147	9.619	0
	12/31/2014	9.619	9.274	0
	12/31/2015	9.274	8.620	0
	12/31/2016	8.620	9.009	0
	12/31/2017	9.009	9.196	0
2.20%
	12/31/2011	N/A	9.761	29
	12/31/2012	9.761	10.139	38
	12/31/2013	10.139	9.606	43
	12/31/2014	9.606	9.257	51
	12/31/2015	9.257	8.600	48
	12/31/2016	8.600	8.984	42
	12/31/2017	8.984	9.166	27
2.25%
	12/31/2011	N/A	9.758	12
	12/31/2012	9.758	10.130	22
	12/31/2013	10.130	9.593	22
	12/31/2014	9.593	9.240	28
	12/31/2015	9.240	8.580	33
	12/31/2016	8.580	8.958	39
	12/31/2017	8.958	9.135	55
2.30%
	12/31/2011	N/A	9.755	6
	12/31/2012	9.755	10.122	11
	12/31/2013	10.122	9.581	12
	12/31/2014	9.581	9.223	0
	12/31/2015	9.223	8.560	0
	12/31/2016	8.560	8.933	0
	12/31/2017	8.933	9.105	0
2.35%
	12/31/2011	N/A	9.752	59
	12/31/2012	9.752	10.113	58
	12/31/2013	10.113	9.568	52
	12/31/2014	9.568	9.206	60
	12/31/2015	9.206	8.540	61
	12/31/2016	8.540	8.908	79
	12/31/2017	8.908	9.074	35
2.40%
	12/31/2011	N/A	9.748	7
	12/31/2012	9.748	10.105	22
	12/31/2013	10.105	9.555	25
	12/31/2014	9.555	9.189	36
	12/31/2015	9.189	8.520	34
	12/31/2016	8.520	8.882	45
	12/31/2017	8.882	9.044	20
2.45%
	12/31/2011	N/A	9.745	24
	12/31/2012	9.745	10.097	6
	12/31/2013	10.097	9.542	21
	12/31/2014	9.542	9.172	14
	12/31/2015	9.172	8.500	8
	12/31/2016	8.500	8.857	6
	12/31/2017	8.857	9.014	14
2.50%
	12/31/2011	N/A	9.742	60
	12/31/2012	9.742	10.088	70
	12/31/2013	10.088	9.529	49
	12/31/2014	9.529	9.155	53
	12/31/2015	9.155	8.480	31
	12/31/2016	8.480	8.832	74
	12/31/2017	8.832	8.984	47
2.55%
	12/31/2011	N/A	9.738	1
	12/31/2012	9.738	10.080	4
	12/31/2013	10.080	9.517	9
	12/31/2014	9.517	9.139	4
	12/31/2015	9.139	8.460	7
	12/31/2016	8.460	8.807	6
	12/31/2017	8.807	8.954	4
2.60%
	12/31/2011	N/A	9.735	40
	12/31/2012	9.735	10.071	40
	12/31/2013	10.071	9.504	49
	12/31/2014	9.504	9.122	36
	12/31/2015	9.122	8.440	27
	12/31/2016	8.440	8.782	24
	12/31/2017	8.782	8.924	30
2.65%
	12/31/2011	N/A	9.732	48
	12/31/2012	9.732	10.063	6
	12/31/2013	10.063	9.491	15
	12/31/2014	9.491	9.105	7
	12/31/2015	9.105	8.421	12
	12/31/2016	8.421	8.757	12
	12/31/2017	8.757	8.894	10
2.70%
	12/31/2011	N/A	9.729	1
	12/31/2012	9.729	10.054	3
	12/31/2013	10.054	9.479	10
	12/31/2014	9.479	9.088	2
	12/31/2015	9.088	8.401	2
	12/31/2016	8.401	8.732	2
	12/31/2017	8.732	8.865	1
2.75%
	12/31/2011	N/A	9.725	12
	12/31/2012	9.725	10.046	16
	12/31/2013	10.046	9.466	11
	12/31/2014	9.466	9.072	15
	12/31/2015	9.072	8.381	16
	12/31/2016	8.381	8.708	10
	12/31/2017	8.708	8.835	7
2.80%
	12/31/2011	N/A	9.722	6
	12/31/2012	9.722	10.037	6
	12/31/2013	10.037	9.453	4
	12/31/2014	9.453	9.055	2
	12/31/2015	9.055	8.362	5
	12/31/2016	8.362	8.683	5
	12/31/2017	8.683	8.806	5
2.85%
	12/31/2011	N/A	9.719	5
	12/31/2012	9.719	10.029	5
	12/31/2013	10.029	9.441	4
	12/31/2014	9.441	9.038	4
	12/31/2015	9.038	8.342	3
	12/31/2016	8.342	8.658	3
	12/31/2017	8.658	8.777	2
2.90%
	12/31/2011	N/A	9.716	66
	12/31/2012	9.716	10.021	159
	12/31/2013	10.021	9.428	0
	12/31/2014	9.428	9.022	0
	12/31/2015	9.022	8.323	0
	12/31/2016	8.323	8.634	20
	12/31/2017	8.634	8.747	4
2.95%
	12/31/2011	N/A	9.712	1
	12/31/2012	9.712	10.012	1
	12/31/2013	10.012	9.415	2
	12/31/2014	9.415	9.005	4
	12/31/2015	9.005	8.303	0
	12/31/2016	8.303	8.609	0
	12/31/2017	8.609	8.718	0
3.00%
	12/31/2011	N/A	9.709	0
	12/31/2012	9.709	10.004	0
	12/31/2013	10.004	9.403	0
	12/31/2014	9.403	8.989	0
	12/31/2015	8.989	8.284	4
	12/31/2016	8.284	8.585	4
	12/31/2017	8.585	8.689	0
3.05%
	12/31/2011	N/A	9.706	66
	12/31/2012	9.706	9.995	155
	12/31/2013	9.995	9.390	0
	12/31/2014	9.390	8.972	0
	12/31/2015	8.972	8.264	0
	12/31/2016	8.264	8.560	0
	12/31/2017	8.560	8.660	0
3.10%
	12/31/2011	N/A	9.703	0
	12/31/2012	9.703	9.987	0
	12/31/2013	9.987	9.378	0
	12/31/2014	9.378	8.956	0
	12/31/2015	8.956	8.245	0
	12/31/2016	8.245	8.536	0
	12/31/2017	8.536	8.631	0
3.15%
	12/31/2011	N/A	9.699	0
	12/31/2012	9.699	9.979	0
	12/31/2013	9.979	9.365	0
	12/31/2014	9.365	8.939	0
	12/31/2015	8.939	8.226	0
	12/31/2016	8.226	8.512	0
	12/31/2017	8.512	8.602	0
3.20%
	12/31/2013	N/A	9.348	0
	12/31/2014	9.348	8.918	0
	12/31/2015	8.918	8.202	3
	12/31/2016	8.202	8.483	0
	12/31/2017	8.483	8.569	0
3.25%
	12/31/2013	N/A	9.335	0
	12/31/2014	9.335	8.902	0
	12/31/2015	8.902	8.183	0
	12/31/2016	8.183	8.459	0
	12/31/2017	8.459	8.541	0
3.30%
	12/31/2013	N/A	9.323	0
	12/31/2014	9.323	8.886	0
	12/31/2015	8.886	8.165	0
	12/31/2016	8.165	8.436	0
	12/31/2017	8.436	8.513	0
3.35%
	12/31/2013	N/A	9.310	0
	12/31/2014	9.310	8.869	0
	12/31/2015	8.869	8.145	0
	12/31/2016	8.145	8.411	0
	12/31/2017	8.411	8.484	0
3.40%
	12/31/2013	N/A	9.297	0
	12/31/2014	9.297	8.852	0
	12/31/2015	8.852	8.126	0
	12/31/2016	8.126	8.387	0
	12/31/2017	8.387	8.455	0
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
1.65%
	12/31/2009	N/A	10.006	85
	12/31/2010	10.006	10.960	2429
	12/31/2011	10.960	10.594	5248
	12/31/2012	10.594	11.344	5592
	12/31/2013	11.344	10.280	4702
	12/31/2014	10.280	10.587	3619
	12/31/2015	10.587	10.399	2865
	12/31/2016	10.399	10.642	2377
	12/31/2017	10.642	11.943	2064
1.70%
	12/31/2009	N/A	10.005	66
	12/31/2010	10.005	10.953	1769
	12/31/2011	10.953	10.582	3530
	12/31/2012	10.582	11.326	3742
	12/31/2013	11.326	10.259	3603
	12/31/2014	10.259	10.560	3111
	12/31/2015	10.560	10.367	2777
	12/31/2016	10.367	10.604	2417
	12/31/2017	10.604	11.894	2096
1.75%
	12/31/2009	N/A	10.004	4
	12/31/2010	10.004	10.947	309
	12/31/2011	10.947	10.571	740
	12/31/2012	10.571	11.308	723
	12/31/2013	11.308	10.237	642
	12/31/2014	10.237	10.533	221
	12/31/2015	10.533	10.335	173
	12/31/2016	10.335	10.566	152
	12/31/2017	10.566	11.845	148
1.80%
	12/31/2009	N/A	10.003	4
	12/31/2010	10.003	10.940	93
	12/31/2011	10.940	10.559	118
	12/31/2012	10.559	11.290	104
	12/31/2013	11.290	10.216	55
	12/31/2014	10.216	10.505	36
	12/31/2015	10.505	10.303	25
	12/31/2016	10.303	10.528	20
	12/31/2017	10.528	11.797	13
1.95%
	12/31/2009	N/A	10.000	18
	12/31/2010	10.000	10.921	564
	12/31/2011	10.921	10.524	1162
	12/31/2012	10.524	11.236	1193
	12/31/2013	11.236	10.152	1126
	12/31/2014	10.152	10.424	899
	12/31/2015	10.424	10.208	769
	12/31/2016	10.208	10.415	654
	12/31/2017	10.415	11.653	545
2.05%
	12/31/2009	N/A	9.998	2
	12/31/2010	9.998	10.908	59
	12/31/2011	10.908	10.501	133
	12/31/2012	10.501	11.200	118
	12/31/2013	11.200	10.109	103
	12/31/2014	10.109	10.370	80
	12/31/2015	10.370	10.145	61
	12/31/2016	10.145	10.341	46
	12/31/2017	10.341	11.558	29
2.10%
	12/31/2009	N/A	9.997	15
	12/31/2010	9.997	10.901	192
	12/31/2011	10.901	10.490	254
	12/31/2012	10.490	11.182	308
	12/31/2013	11.182	10.088	231
	12/31/2014	10.088	10.343	210
	12/31/2015	10.343	10.113	205
	12/31/2016	10.113	10.303	187
	12/31/2017	10.303	11.510	176
2.15%
	12/31/2009	N/A	9.996	0
	12/31/2010	9.996	10.895	25
	12/31/2011	10.895	10.478	24
	12/31/2012	10.478	11.164	26
	12/31/2013	11.164	10.067	22
	12/31/2014	10.067	10.316	20
	12/31/2015	10.316	10.082	17
	12/31/2016	10.082	10.266	15
	12/31/2017	10.266	11.463	14
2.20%
	12/31/2009	N/A	9.995	38
	12/31/2010	9.995	10.888	240
	12/31/2011	10.888	10.467	275
	12/31/2012	10.467	11.146	183
	12/31/2013	11.146	10.046	120
	12/31/2014	10.046	10.289	92
	12/31/2015	10.289	10.051	128
	12/31/2016	10.051	10.230	111
	12/31/2017	10.230	11.416	96
2.25%
	12/31/2009	N/A	9.994	7
	12/31/2010	9.994	10.882	182
	12/31/2011	10.882	10.455	123
	12/31/2012	10.455	11.129	129
	12/31/2013	11.129	10.025	137
	12/31/2014	10.025	10.262	135
	12/31/2015	10.262	10.020	126
	12/31/2016	10.020	10.193	129
	12/31/2017	10.193	11.370	88
2.30%
	12/31/2009	N/A	9.993	0
	12/31/2010	9.993	10.875	0
	12/31/2011	10.875	10.444	1
	12/31/2012	10.444	11.111	1
	12/31/2013	11.111	10.004	0
	12/31/2014	10.004	10.236	0
	12/31/2015	10.236	9.989	0
	12/31/2016	9.989	10.156	0
	12/31/2017	10.156	11.323	0
2.35%
	12/31/2009	N/A	9.992	90
	12/31/2010	9.992	10.869	486
	12/31/2011	10.869	10.433	682
	12/31/2012	10.433	11.093	634
	12/31/2013	11.093	9.983	540
	12/31/2014	9.983	10.209	408
	12/31/2015	10.209	9.958	453
	12/31/2016	9.958	10.120	356
	12/31/2017	10.120	11.277	334
2.40%
	12/31/2009	N/A	9.991	0
	12/31/2010	9.991	10.862	72
	12/31/2011	10.862	10.421	99
	12/31/2012	10.421	11.075	94
	12/31/2013	11.075	9.962	81
	12/31/2014	9.962	10.183	75
	12/31/2015	10.183	9.927	85
	12/31/2016	9.927	10.083	77
	12/31/2017	10.083	11.231	158
2.45%
	12/31/2009	N/A	9.990	3
	12/31/2010	9.990	10.856	86
	12/31/2011	10.856	10.410	113
	12/31/2012	10.410	11.058	105
	12/31/2013	11.058	9.941	102
	12/31/2014	9.941	10.156	76
	12/31/2015	10.156	9.896	68
	12/31/2016	9.896	10.047	72
	12/31/2017	10.047	11.185	62
2.50%
	12/31/2009	N/A	9.989	25
	12/31/2010	9.989	10.849	332
	12/31/2011	10.849	10.398	495
	12/31/2012	10.398	11.040	457
	12/31/2013	11.040	9.920	395
	12/31/2014	9.920	10.130	317
	12/31/2015	10.130	9.866	266
	12/31/2016	9.866	10.011	213
	12/31/2017	10.011	11.139	189
2.55%
	12/31/2009	N/A	9.989	1
	12/31/2010	9.989	10.843	11
	12/31/2011	10.843	10.387	17
	12/31/2012	10.387	11.022	12
	12/31/2013	11.022	9.900	15
	12/31/2014	9.900	10.104	19
	12/31/2015	10.104	9.835	18
	12/31/2016	9.835	9.975	12
	12/31/2017	9.975	11.094	14
2.60%
	12/31/2009	N/A	9.988	9
	12/31/2010	9.988	10.836	71
	12/31/2011	10.836	10.376	142
	12/31/2012	10.376	11.005	127
	12/31/2013	11.005	9.879	106
	12/31/2014	9.879	10.078	89
	12/31/2015	10.078	9.805	68
	12/31/2016	9.805	9.939	74
	12/31/2017	9.939	11.048	83
2.65%
	12/31/2009	N/A	9.987	9
	12/31/2010	9.987	10.830	178
	12/31/2011	10.830	10.364	279
	12/31/2012	10.364	10.987	306
	12/31/2013	10.987	9.858	271
	12/31/2014	9.858	10.051	231
	12/31/2015	10.051	9.775	235
	12/31/2016	9.775	9.904	205
	12/31/2017	9.904	11.003	170
2.70%
	12/31/2009	N/A	9.986	0
	12/31/2010	9.986	10.823	27
	12/31/2011	10.823	10.353	61
	12/31/2012	10.353	10.970	72
	12/31/2013	10.970	9.837	57
	12/31/2014	9.837	10.025	54
	12/31/2015	10.025	9.744	69
	12/31/2016	9.744	9.868	24
	12/31/2017	9.868	10.958	20
2.75%
	12/31/2009	N/A	9.985	1
	12/31/2010	9.985	10.817	57
	12/31/2011	10.817	10.342	198
	12/31/2012	10.342	10.952	163
	12/31/2013	10.952	9.817	117
	12/31/2014	9.817	9.999	83
	12/31/2015	9.999	9.714	55
	12/31/2016	9.714	9.833	62
	12/31/2017	9.833	10.913	57
2.80%
	12/31/2009	N/A	9.984	9
	12/31/2010	9.984	10.810	62
	12/31/2011	10.810	10.330	108
	12/31/2012	10.330	10.935	114
	12/31/2013	10.935	9.796	124
	12/31/2014	9.796	9.973	104
	12/31/2015	9.973	9.684	103
	12/31/2016	9.684	9.797	66
	12/31/2017	9.797	10.869	61
2.85%
	12/31/2009	N/A	9.983	0
	12/31/2010	9.983	10.804	9
	12/31/2011	10.804	10.319	32
	12/31/2012	10.319	10.917	39
	12/31/2013	10.917	9.776	42
	12/31/2014	9.776	9.948	23
	12/31/2015	9.948	9.654	23
	12/31/2016	9.654	9.762	4
	12/31/2017	9.762	10.824	4
2.90%
	12/31/2009	N/A	9.982	2
	12/31/2010	9.982	10.798	29
	12/31/2011	10.798	10.308	64
	12/31/2012	10.308	10.900	65
	12/31/2013	10.900	9.755	21
	12/31/2014	9.755	9.922	18
	12/31/2015	9.922	9.624	23
	12/31/2016	9.624	9.727	18
	12/31/2017	9.727	10.780	22
2.95%
	12/31/2009	N/A	9.981	1
	12/31/2010	9.981	10.791	70
	12/31/2011	10.791	10.296	123
	12/31/2012	10.296	10.882	146
	12/31/2013	10.882	9.735	120
	12/31/2014	9.735	9.896	95
	12/31/2015	9.896	9.595	21
	12/31/2016	9.595	9.692	19
	12/31/2017	9.692	10.736	30
3.00%
	12/31/2009	N/A	9.980	0
	12/31/2010	9.980	10.785	3
	12/31/2011	10.785	10.285	3
	12/31/2012	10.285	10.865	8
	12/31/2013	10.865	9.714	2
	12/31/2014	9.714	9.870	10
	12/31/2015	9.870	9.565	2
	12/31/2016	9.565	9.657	2
	12/31/2017	9.657	10.692	2
3.05%
	12/31/2009	N/A	9.979	0
	12/31/2010	9.979	10.778	37
	12/31/2011	10.778	10.274	50
	12/31/2012	10.274	10.848	59
	12/31/2013	10.848	9.694	21
	12/31/2014	9.694	9.845	16
	12/31/2015	9.845	9.535	11
	12/31/2016	9.535	9.623	15
	12/31/2017	9.623	10.648	41
3.10%
	12/31/2009	N/A	9.978	3
	12/31/2010	9.978	10.772	43
	12/31/2011	10.772	10.263	38
	12/31/2012	10.263	10.830	40
	12/31/2013	10.830	9.674	23
	12/31/2014	9.674	9.819	24
	12/31/2015	9.819	9.506	22
	12/31/2016	9.506	9.588	16
	12/31/2017	9.588	10.605	11
3.15%
	12/31/2009	N/A	9.977	0
	12/31/2010	9.977	10.765	0
	12/31/2011	10.765	10.251	0
	12/31/2012	10.251	10.813	0
	12/31/2013	10.813	9.653	0
	12/31/2014	9.653	9.794	2
	12/31/2015	9.794	9.476	2
	12/31/2016	9.476	9.554	2
	12/31/2017	9.554	10.562	2
3.20%
	12/31/2013	N/A	11.249	0
	12/31/2014	11.249	11.406	0
	12/31/2015	11.406	11.031	2
	12/31/2016	11.031	11.116	1
	12/31/2017	11.116	12.282	1
3.25%
	12/31/2013	N/A	11.222	0
	12/31/2014	11.222	11.374	0
	12/31/2015	11.374	10.994	0
	12/31/2016	10.994	11.073	0
	12/31/2017	11.073	12.229	0
3.30%
	12/31/2013	N/A	9.593	0
	12/31/2014	9.593	9.718	0
	12/31/2015	9.718	9.389	1
	12/31/2016	9.389	9.451	0
	12/31/2017	9.451	10.433	0
3.35%
	12/31/2013	N/A	11.169	0
	12/31/2014	11.169	11.309	0
	12/31/2015	11.309	10.921	0
	12/31/2016	10.921	10.988	0
	12/31/2017	10.988	12.123	0
3.40%
	12/31/2013	N/A	11.143	0
	12/31/2014	11.143	11.276	0
	12/31/2015	11.276	10.884	0
	12/31/2016	10.884	10.945	0
	12/31/2017	10.945	12.070	0
PIMCO VIT High Yield Portfolio
1.65%
	12/31/2008	14.017	10.541	30
	12/31/2009	10.541	14.561	115
	12/31/2010	14.561	16.401	829
	12/31/2011	16.401	16.675	2031
	12/31/2012	16.675	18.751	3509
	12/31/2013	18.751	19.504	3893
	12/31/2014	19.504	19.827	3567
	12/31/2015	19.827	19.182	3255
	12/31/2016	19.182	21.223	2923
	12/31/2017	21.223	22.261	2338
1.70%
	12/31/2008	13.962	10.494	64
	12/31/2009	10.494	14.489	166
	12/31/2010	14.489	16.311	873
	12/31/2011	16.311	16.576	1764
	12/31/2012	16.576	18.630	3056
	12/31/2013	18.630	19.368	3921
	12/31/2014	19.368	19.680	3792
	12/31/2015	19.680	19.030	3650
	12/31/2016	19.030	21.045	3690
	12/31/2017	21.045	22.062	3425
1.75%
	12/31/2009	N/A	13.884	3
	12/31/2010	13.884	15.622	60
	12/31/2011	15.622	15.868	373
	12/31/2012	15.868	17.825	372
	12/31/2013	17.825	18.522	544
	12/31/2014	18.522	18.811	514
	12/31/2015	18.811	18.180	423
	12/31/2016	18.180	20.095	392
	12/31/2017	20.095	21.056	297
1.80%
	12/31/2008	N/A	10.401	44
	12/31/2009	10.401	14.346	297
	12/31/2010	14.346	16.134	467
	12/31/2011	16.134	16.380	745
	12/31/2012	16.380	18.391	501
	12/31/2013	18.391	19.100	626
	12/31/2014	19.100	19.388	602
	12/31/2015	19.388	18.729	446
	12/31/2016	18.729	20.691	430
	12/31/2017	20.691	21.670	403
1.95%
	12/31/2008	13.688	10.263	6
	12/31/2009	10.263	14.134	118
	12/31/2010	14.134	15.872	363
	12/31/2011	15.872	16.089	663
	12/31/2012	16.089	18.038	911
	12/31/2013	18.038	18.706	1055
	12/31/2014	18.706	18.959	997
	12/31/2015	18.959	18.287	902
	12/31/2016	18.287	20.173	836
	12/31/2017	20.173	21.095	748
2.05%
	12/31/2008	N/A	10.172	22
	12/31/2009	10.172	13.995	77
	12/31/2010	13.995	15.699	127
	12/31/2011	15.699	15.899	229
	12/31/2012	15.899	17.806	292
	12/31/2013	17.806	18.447	330
	12/31/2014	18.447	18.678	261
	12/31/2015	18.678	17.998	231
	12/31/2016	17.998	19.834	152
	12/31/2017	19.834	20.720	164
2.10%
	12/31/2008	13.526	10.126	63
	12/31/2009	10.126	13.925	142
	12/31/2010	13.925	15.614	208
	12/31/2011	15.614	15.804	190
	12/31/2012	15.804	17.692	200
	12/31/2013	17.692	18.319	256
	12/31/2014	18.319	18.539	240
	12/31/2015	18.539	17.855	205
	12/31/2016	17.855	19.667	303
	12/31/2017	19.667	20.535	204
2.15%
	12/31/2008	N/A	10.081	6
	12/31/2009	10.081	13.857	5
	12/31/2010	13.857	15.529	12
	12/31/2011	15.529	15.710	34
	12/31/2012	15.710	17.578	32
	12/31/2013	17.578	18.192	49
	12/31/2014	18.192	18.401	52
	12/31/2015	18.401	17.714	15
	12/31/2016	17.714	19.501	11
	12/31/2017	19.501	20.352	17
2.20%
	12/31/2008	13.419	10.037	93
	12/31/2009	10.037	13.788	273
	12/31/2010	13.788	15.444	315
	12/31/2011	15.444	15.617	351
	12/31/2012	15.617	17.464	388
	12/31/2013	17.464	18.065	498
	12/31/2014	18.065	18.265	411
	12/31/2015	18.265	17.573	313
	12/31/2016	17.573	19.337	361
	12/31/2017	19.337	20.171	327
2.25%
	12/31/2008	13.366	9.992	50
	12/31/2009	9.992	13.720	114
	12/31/2010	13.720	15.360	170
	12/31/2011	15.360	15.524	187
	12/31/2012	15.524	17.352	197
	12/31/2013	17.352	17.940	268
	12/31/2014	17.940	18.129	227
	12/31/2015	18.129	17.434	178
	12/31/2016	17.434	19.174	175
	12/31/2017	19.174	19.991	177
2.30%
	12/31/2009	N/A	13.652	1
	12/31/2010	13.652	15.276	2
	12/31/2011	15.276	15.432	4
	12/31/2012	15.432	17.240	7
	12/31/2013	17.240	17.816	7
	12/31/2014	17.816	17.994	7
	12/31/2015	17.994	17.296	9
	12/31/2016	17.296	19.012	9
	12/31/2017	19.012	19.812	1
2.35%
	12/31/2008	13.261	9.903	113
	12/31/2009	9.903	13.584	551
	12/31/2010	13.584	15.193	642
	12/31/2011	15.193	15.340	630
	12/31/2012	15.340	17.129	779
	12/31/2013	17.129	17.692	677
	12/31/2014	17.692	17.860	594
	12/31/2015	17.860	17.158	500
	12/31/2016	17.158	18.852	484
	12/31/2017	18.852	19.635	391
2.40%
	12/31/2008	13.209	9.859	42
	12/31/2009	9.859	13.517	127
	12/31/2010	13.517	15.110	162
	12/31/2011	15.110	15.249	142
	12/31/2012	15.249	17.019	389
	12/31/2013	17.019	17.569	334
	12/31/2014	17.569	17.727	304
	12/31/2015	17.727	17.022	241
	12/31/2016	17.022	18.693	112
	12/31/2017	18.693	19.460	93
2.45%
	12/31/2008	13.156	9.815	51
	12/31/2009	9.815	13.450	112
	12/31/2010	13.450	15.028	132
	12/31/2011	15.028	15.158	122
	12/31/2012	15.158	16.909	152
	12/31/2013	16.909	17.447	163
	12/31/2014	17.447	17.596	130
	12/31/2015	17.596	16.887	115
	12/31/2016	16.887	18.535	92
	12/31/2017	18.535	19.287	80
2.50%
	12/31/2008	13.104	9.771	70
	12/31/2009	9.771	13.383	416
	12/31/2010	13.383	14.946	561
	12/31/2011	14.946	15.068	458
	12/31/2012	15.068	16.800	602
	12/31/2013	16.800	17.326	574
	12/31/2014	17.326	17.465	466
	12/31/2015	17.465	16.753	377
	12/31/2016	16.753	18.379	350
	12/31/2017	18.379	19.115	286
2.55%
	12/31/2008	13.053	9.728	22
	12/31/2009	9.728	13.317	53
	12/31/2010	13.317	14.865	76
	12/31/2011	14.865	14.979	68
	12/31/2012	14.979	16.692	86
	12/31/2013	16.692	17.206	96
	12/31/2014	17.206	17.335	81
	12/31/2015	17.335	16.620	62
	12/31/2016	16.620	18.224	58
	12/31/2017	18.224	18.944	46
2.60%
	12/31/2008	13.001	9.685	41
	12/31/2009	9.685	13.251	183
	12/31/2010	13.251	14.784	215
	12/31/2011	14.784	14.890	204
	12/31/2012	14.890	16.584	265
	12/31/2013	16.584	17.087	311
	12/31/2014	17.087	17.206	266
	12/31/2015	17.206	16.489	256
	12/31/2016	16.489	18.071	254
	12/31/2017	18.071	18.775	176
2.65%
	12/31/2008	12.950	9.641	39
	12/31/2009	9.641	13.186	203
	12/31/2010	13.186	14.703	259
	12/31/2011	14.703	14.801	272
	12/31/2012	14.801	16.477	312
	12/31/2013	16.477	16.968	329
	12/31/2014	16.968	17.078	280
	12/31/2015	17.078	16.358	245
	12/31/2016	16.358	17.918	234
	12/31/2017	17.918	18.607	191
2.70%
	12/31/2008	12.898	9.599	12
	12/31/2009	9.599	13.120	72
	12/31/2010	13.120	14.623	39
	12/31/2011	14.623	14.713	42
	12/31/2012	14.713	16.371	42
	12/31/2013	16.371	16.850	29
	12/31/2014	16.850	16.951	24
	12/31/2015	16.951	16.228	21
	12/31/2016	16.228	17.767	26
	12/31/2017	17.767	18.441	18
2.75%
	12/31/2008	12.847	9.556	18
	12/31/2009	9.556	13.055	117
	12/31/2010	13.055	14.543	170
	12/31/2011	14.543	14.626	231
	12/31/2012	14.626	16.266	254
	12/31/2013	16.266	16.733	196
	12/31/2014	16.733	16.825	113
	12/31/2015	16.825	16.099	113
	12/31/2016	16.099	17.618	124
	12/31/2017	17.618	18.277	110
2.80%
	12/31/2008	12.797	9.513	3
	12/31/2009	9.513	12.991	109
	12/31/2010	12.991	14.464	138
	12/31/2011	14.464	14.539	123
	12/31/2012	14.539	16.161	129
	12/31/2013	16.161	16.617	123
	12/31/2014	16.617	16.700	91
	12/31/2015	16.700	15.972	62
	12/31/2016	15.972	17.469	87
	12/31/2017	17.469	18.114	66
2.85%
	12/31/2008	12.746	9.471	4
	12/31/2009	9.471	12.927	30
	12/31/2010	12.927	14.385	23
	12/31/2011	14.385	14.452	31
	12/31/2012	14.452	16.057	24
	12/31/2013	16.057	16.502	14
	12/31/2014	16.502	16.576	22
	12/31/2015	16.576	15.845	21
	12/31/2016	15.845	17.322	24
	12/31/2017	17.322	17.952	20
2.90%
	12/31/2008	12.696	9.429	21
	12/31/2009	9.429	12.863	116
	12/31/2010	12.863	14.307	107
	12/31/2011	14.307	14.366	121
	12/31/2012	14.366	15.953	80
	12/31/2013	15.953	16.387	83
	12/31/2014	16.387	16.452	48
	12/31/2015	16.452	15.719	46
	12/31/2016	15.719	17.176	61
	12/31/2017	17.176	17.792	45
2.95%
	12/31/2008	12.645	9.387	8
	12/31/2009	9.387	12.799	141
	12/31/2010	12.799	14.229	125
	12/31/2011	14.229	14.281	55
	12/31/2012	14.281	15.850	105
	12/31/2013	15.850	16.274	67
	12/31/2014	16.274	16.330	58
	12/31/2015	16.330	15.595	41
	12/31/2016	15.595	17.031	41
	12/31/2017	17.031	17.633	42
3.00%
	12/31/2008	N/A	9.345	0
	12/31/2009	9.345	12.736	22
	12/31/2010	12.736	14.152	8
	12/31/2011	14.152	14.196	9
	12/31/2012	14.196	15.748	15
	12/31/2013	15.748	16.161	11
	12/31/2014	16.161	16.209	13
	12/31/2015	16.209	15.471	11
	12/31/2016	15.471	16.888	14
	12/31/2017	16.888	17.476	7
3.05%
	12/31/2009	N/A	12.672	85
	12/31/2010	12.672	14.075	98
	12/31/2011	14.075	14.112	95
	12/31/2012	14.112	15.647	52
	12/31/2013	15.647	16.048	50
	12/31/2014	16.048	16.088	26
	12/31/2015	16.088	15.348	23
	12/31/2016	15.348	16.745	32
	12/31/2017	16.745	17.320	34
3.10%
	12/31/2009	N/A	12.610	14
	12/31/2010	12.610	13.998	17
	12/31/2011	13.998	14.028	8
	12/31/2012	14.028	15.546	35
	12/31/2013	15.546	15.937	18
	12/31/2014	15.937	15.968	11
	12/31/2015	15.968	15.226	10
	12/31/2016	15.226	16.604	7
	12/31/2017	16.604	17.165	6
3.15%
	12/31/2009	N/A	12.547	1
	12/31/2010	12.547	13.922	14
	12/31/2011	13.922	13.945	1
	12/31/2012	13.945	15.446	20
	12/31/2013	15.446	15.826	2
	12/31/2014	15.826	15.850	4
	12/31/2015	15.850	15.106	4
	12/31/2016	15.106	16.464	5
	12/31/2017	16.464	17.012	4
3.20%
	12/31/2013	N/A	15.478	0
	12/31/2014	15.478	15.492	2
	12/31/2015	15.492	14.758	1
	12/31/2016	14.758	16.077	3
	12/31/2017	16.077	16.604	4
3.25%
	12/31/2013	N/A	15.356	0
	12/31/2014	15.356	15.364	0
	12/31/2015	15.364	14.628	0
	12/31/2016	14.628	15.927	0
	12/31/2017	15.927	16.441	0
3.30%
	12/31/2013	N/A	15.580	0
	12/31/2014	15.580	15.580	1
	12/31/2015	15.580	14.826	1
	12/31/2016	14.826	16.135	1
	12/31/2017	16.135	16.647	1
3.35%
	12/31/2013	N/A	15.117	1
	12/31/2014	15.117	15.109	2
	12/31/2015	15.109	14.371	2
	12/31/2016	14.371	15.632	1
	12/31/2017	15.632	16.120	2
3.40%
	12/31/2013	N/A	14.999	0
	12/31/2014	14.999	14.984	0
	12/31/2015	14.984	14.244	0
	12/31/2016	14.244	15.487	0
	12/31/2017	15.487	15.962	0
PIMCO VIT Long-Term U.S. Government Portfolio
1.65%
	12/31/2017	N/A	26.999	2
1.70%
	12/31/2017	N/A	26.748	2
1.75%
	12/31/2017	N/A	26.499	0
1.80%
	12/31/2017	N/A	26.253	2
1.95%
	12/31/2017	N/A	25.527	0
2.05%
	12/31/2017	N/A	25.055	0
2.10%
	12/31/2017	N/A	24.822	0
2.15%
	12/31/2017	N/A	24.591	0
2.20%
	12/31/2017	N/A	24.362	0
2.25%
	12/31/2017	N/A	24.136	0
2.30%
	12/31/2017	N/A	23.911	0
2.35%
	12/31/2017	N/A	23.689	0
2.40%
	12/31/2017	N/A	23.469	0
2.45%
	12/31/2017	N/A	23.251	0
2.50%
	12/31/2017	N/A	23.034	0
2.55%
	12/31/2017	N/A	22.820	0
2.60%
	12/31/2017	N/A	22.608	0
PIMCO VIT Real Return Portfolio
1.65%
	12/31/2008	12.181	11.136	64
	12/31/2009	11.136	12.968	116
	12/31/2010	12.968	13.791	1068
	12/31/2011	13.791	15.150	2244
	12/31/2012	15.150	16.206	3671
	12/31/2013	16.206	14.472	2974
	12/31/2014	14.472	14.676	2673
	12/31/2015	14.676	14.045	2305
	12/31/2016	14.045	14.534	2047
	12/31/2017	14.534	14.820	1763
1.70%
	12/31/2008	12.153	11.104	190
	12/31/2009	11.104	12.925	285
	12/31/2010	12.925	13.738	1229
	12/31/2011	13.738	15.085	2613
	12/31/2012	15.085	16.128	3738
	12/31/2013	16.128	14.395	3611
	12/31/2014	14.395	14.591	3399
	12/31/2015	14.591	13.957	3229
	12/31/2016	13.957	14.435	3173
	12/31/2017	14.435	14.711	2855
1.75%
	12/31/2009	N/A	12.872	6
	12/31/2010	12.872	13.674	68
	12/31/2011	13.674	15.007	338
	12/31/2012	15.007	16.037	473
	12/31/2013	16.037	14.307	300
	12/31/2014	14.307	14.494	278
	12/31/2015	14.494	13.857	245
	12/31/2016	13.857	14.325	256
	12/31/2017	14.325	14.592	166
1.80%
	12/31/2008	N/A	11.042	122
	12/31/2009	11.042	12.839	402
	12/31/2010	12.839	13.633	318
	12/31/2011	13.633	14.954	418
	12/31/2012	14.954	15.973	550
	12/31/2013	15.973	14.242	537
	12/31/2014	14.242	14.421	517
	12/31/2015	14.421	13.781	406
	12/31/2016	13.781	14.239	330
	12/31/2017	14.239	14.497	297
1.95%
	12/31/2008	12.011	10.948	37
	12/31/2009	10.948	12.711	277
	12/31/2010	12.711	13.477	462
	12/31/2011	13.477	14.761	928
	12/31/2012	14.761	15.743	1190
	12/31/2013	15.743	14.015	954
	12/31/2014	14.015	14.171	842
	12/31/2015	14.171	13.521	800
	12/31/2016	13.521	13.949	708
	12/31/2017	13.949	14.181	616
2.05%
	12/31/2008	N/A	10.886	75
	12/31/2009	10.886	12.627	190
	12/31/2010	12.627	13.374	280
	12/31/2011	13.374	14.633	346
	12/31/2012	14.633	15.591	391
	12/31/2013	15.591	13.867	269
	12/31/2014	13.867	14.006	277
	12/31/2015	14.006	13.351	181
	12/31/2016	13.351	13.760	131
	12/31/2017	13.760	13.974	127
2.10%
	12/31/2008	11.927	10.855	253
	12/31/2009	10.855	12.585	447
	12/31/2010	12.585	13.322	461
	12/31/2011	13.322	14.570	425
	12/31/2012	14.570	15.516	428
	12/31/2013	15.516	13.793	416
	12/31/2014	13.793	13.925	367
	12/31/2015	13.925	13.266	328
	12/31/2016	13.266	13.666	443
	12/31/2017	13.666	13.872	426
2.15%
	12/31/2008	N/A	10.824	16
	12/31/2009	10.824	12.543	20
	12/31/2010	12.543	13.271	18
	12/31/2011	13.271	14.507	16
	12/31/2012	14.507	15.441	16
	12/31/2013	15.441	13.719	17
	12/31/2014	13.719	13.844	13
	12/31/2015	13.844	13.183	15
	12/31/2016	13.183	13.573	11
	12/31/2017	13.573	13.771	15
2.20%
	12/31/2008	11.872	10.794	262
	12/31/2009	10.794	12.501	512
	12/31/2010	12.501	13.221	479
	12/31/2011	13.221	14.444	486
	12/31/2012	14.444	15.366	518
	12/31/2013	15.366	13.646	435
	12/31/2014	13.646	13.763	404
	12/31/2015	13.763	13.099	367
	12/31/2016	13.099	13.480	362
	12/31/2017	13.480	13.670	336
2.25%
	12/31/2008	11.844	10.763	114
	12/31/2009	10.763	12.459	291
	12/31/2010	12.459	13.170	339
	12/31/2011	13.170	14.382	453
	12/31/2012	14.382	15.292	456
	12/31/2013	15.292	13.573	381
	12/31/2014	13.573	13.683	298
	12/31/2015	13.683	13.016	246
	12/31/2016	13.016	13.388	211
	12/31/2017	13.388	13.570	191
2.30%
	12/31/2009	N/A	12.418	2
	12/31/2010	12.418	13.119	4
	12/31/2011	13.119	14.319	6
	12/31/2012	14.319	15.218	4
	12/31/2013	15.218	13.501	3
	12/31/2014	13.501	13.603	3
	12/31/2015	13.603	12.934	3
	12/31/2016	12.934	13.297	3
	12/31/2017	13.297	13.471	3
2.35%
	12/31/2008	11.789	10.702	431
	12/31/2009	10.702	12.376	953
	12/31/2010	12.376	13.069	940
	12/31/2011	13.069	14.257	994
	12/31/2012	14.257	15.145	1009
	12/31/2013	15.145	13.429	731
	12/31/2014	13.429	13.524	672
	12/31/2015	13.524	12.852	579
	12/31/2016	12.852	13.207	529
	12/31/2017	13.207	13.372	496
2.40%
	12/31/2008	11.761	10.672	160
	12/31/2009	10.672	12.335	264
	12/31/2010	12.335	13.019	286
	12/31/2011	13.019	14.196	398
	12/31/2012	14.196	15.071	455
	12/31/2013	15.071	13.358	223
	12/31/2014	13.358	13.445	167
	12/31/2015	13.445	12.771	153
	12/31/2016	12.771	13.117	146
	12/31/2017	13.117	13.275	142
2.45%
	12/31/2008	11.734	10.641	137
	12/31/2009	10.641	12.294	207
	12/31/2010	12.294	12.969	204
	12/31/2011	12.969	14.134	265
	12/31/2012	14.134	14.999	261
	12/31/2013	14.999	13.287	220
	12/31/2014	13.287	13.367	180
	12/31/2015	13.367	12.690	159
	12/31/2016	12.690	13.027	140
	12/31/2017	13.027	13.178	133
2.50%
	12/31/2008	11.706	10.611	284
	12/31/2009	10.611	12.253	849
	12/31/2010	12.253	12.920	693
	12/31/2011	12.920	14.073	814
	12/31/2012	14.073	14.926	863
	12/31/2013	14.926	13.216	615
	12/31/2014	13.216	13.289	571
	12/31/2015	13.289	12.610	502
	12/31/2016	12.610	12.938	479
	12/31/2017	12.938	13.081	465
2.55%
	12/31/2008	11.679	10.581	87
	12/31/2009	10.581	12.212	200
	12/31/2010	12.212	12.870	191
	12/31/2011	12.870	14.012	233
	12/31/2012	14.012	14.854	234
	12/31/2013	14.854	13.145	158
	12/31/2014	13.145	13.212	126
	12/31/2015	13.212	12.531	95
	12/31/2016	12.531	12.850	88
	12/31/2017	12.850	12.986	132
2.60%
	12/31/2008	11.652	10.551	135
	12/31/2009	10.551	12.171	336
	12/31/2010	12.171	12.821	264
	12/31/2011	12.821	13.952	441
	12/31/2012	13.952	14.782	382
	12/31/2013	14.782	13.075	298
	12/31/2014	13.075	13.135	264
	12/31/2015	13.135	12.451	254
	12/31/2016	12.451	12.762	201
	12/31/2017	12.762	12.891	202
2.65%
	12/31/2008	11.625	10.521	330
	12/31/2009	10.521	12.131	715
	12/31/2010	12.131	12.772	706
	12/31/2011	12.772	13.891	727
	12/31/2012	13.891	14.711	695
	12/31/2013	14.711	13.006	484
	12/31/2014	13.006	13.058	411
	12/31/2015	13.058	12.373	350
	12/31/2016	12.373	12.675	334
	12/31/2017	12.675	12.796	249
2.70%
	12/31/2008	11.598	10.491	26
	12/31/2009	10.491	12.090	100
	12/31/2010	12.090	12.723	91
	12/31/2011	12.723	13.831	87
	12/31/2012	13.831	14.640	81
	12/31/2013	14.640	12.936	65
	12/31/2014	12.936	12.982	55
	12/31/2015	12.982	12.294	50
	12/31/2016	12.294	12.589	46
	12/31/2017	12.589	12.703	44
2.75%
	12/31/2008	11.570	10.462	21
	12/31/2009	10.462	12.050	198
	12/31/2010	12.050	12.674	170
	12/31/2011	12.674	13.771	213
	12/31/2012	13.771	14.569	221
	12/31/2013	14.569	12.868	175
	12/31/2014	12.868	12.907	162
	12/31/2015	12.907	12.217	166
	12/31/2016	12.217	12.503	143
	12/31/2017	12.503	12.610	138
2.80%
	12/31/2008	11.543	10.432	37
	12/31/2009	10.432	12.010	164
	12/31/2010	12.010	12.625	171
	12/31/2011	12.625	13.712	212
	12/31/2012	13.712	14.499	223
	12/31/2013	14.499	12.799	124
	12/31/2014	12.799	12.831	112
	12/31/2015	12.831	12.140	97
	12/31/2016	12.140	12.418	89
	12/31/2017	12.418	12.518	82
2.85%
	12/31/2008	11.516	10.403	11
	12/31/2009	10.403	11.970	41
	12/31/2010	11.970	12.577	43
	12/31/2011	12.577	13.652	39
	12/31/2012	13.652	14.429	40
	12/31/2013	14.429	12.731	28
	12/31/2014	12.731	12.757	14
	12/31/2015	12.757	12.063	18
	12/31/2016	12.063	12.333	17
	12/31/2017	12.333	12.426	15
2.90%
	12/31/2008	11.490	10.373	22
	12/31/2009	10.373	11.930	134
	12/31/2010	11.930	12.529	156
	12/31/2011	12.529	13.593	103
	12/31/2012	13.593	14.359	109
	12/31/2013	14.359	12.663	67
	12/31/2014	12.663	12.682	71
	12/31/2015	12.682	11.987	67
	12/31/2016	11.987	12.249	60
	12/31/2017	12.249	12.335	60
2.95%
	12/31/2008	11.463	10.344	21
	12/31/2009	10.344	11.890	68
	12/31/2010	11.890	12.481	97
	12/31/2011	12.481	13.534	134
	12/31/2012	13.534	14.290	100
	12/31/2013	14.290	12.596	42
	12/31/2014	12.596	12.608	41
	12/31/2015	12.608	11.911	39
	12/31/2016	11.911	12.166	33
	12/31/2017	12.166	12.245	35
3.00%
	12/31/2008	N/A	10.314	3
	12/31/2009	10.314	11.851	19
	12/31/2010	11.851	12.433	20
	12/31/2011	12.433	13.476	36
	12/31/2012	13.476	14.221	28
	12/31/2013	14.221	12.529	28
	12/31/2014	12.529	12.535	12
	12/31/2015	12.535	11.835	9
	12/31/2016	11.835	12.083	16
	12/31/2017	12.083	12.156	18
3.05%
	12/31/2009	N/A	11.811	88
	12/31/2010	11.811	12.385	100
	12/31/2011	12.385	13.417	62
	12/31/2012	13.417	14.152	76
	12/31/2013	14.152	12.462	39
	12/31/2014	12.462	12.462	39
	12/31/2015	12.462	11.761	47
	12/31/2016	11.761	12.000	49
	12/31/2017	12.000	12.067	49
3.10%
	12/31/2009	N/A	11.772	46
	12/31/2010	11.772	12.338	58
	12/31/2011	12.338	13.359	75
	12/31/2012	13.359	14.084	72
	12/31/2013	14.084	12.395	11
	12/31/2014	12.395	12.389	17
	12/31/2015	12.389	11.686	17
	12/31/2016	11.686	11.919	17
	12/31/2017	11.919	11.978	14
3.15%
	12/31/2009	N/A	11.732	3
	12/31/2010	11.732	12.291	3
	12/31/2011	12.291	13.302	57
	12/31/2012	13.302	14.016	23
	12/31/2013	14.016	12.329	8
	12/31/2014	12.329	12.317	9
	12/31/2015	12.317	11.612	10
	12/31/2016	11.612	11.837	10
	12/31/2017	11.837	11.891	12
3.20%
	12/31/2013	N/A	16.384	0
	12/31/2014	16.384	16.360	1
	12/31/2015	16.360	15.416	2
	12/31/2016	15.416	15.706	2
	12/31/2017	15.706	15.769	2
3.25%
	12/31/2013	N/A	16.267	0
	12/31/2014	16.267	16.235	0
	12/31/2015	16.235	15.291	0
	12/31/2016	15.291	15.571	0
	12/31/2017	15.571	15.626	0
3.30%
	12/31/2013	N/A	12.133	0
	12/31/2014	12.133	12.103	0
	12/31/2015	12.103	11.394	0
	12/31/2016	11.394	11.597	3
	12/31/2017	11.597	11.632	5
3.35%
	12/31/2013	N/A	16.036	0
	12/31/2014	16.036	15.989	0
	12/31/2015	15.989	15.044	0
	12/31/2016	15.044	15.304	0
	12/31/2017	15.304	15.343	0
3.40%
	12/31/2013	N/A	15.922	0
	12/31/2014	15.922	15.867	0
	12/31/2015	15.867	14.922	0
	12/31/2016	14.922	15.173	0
	12/31/2017	15.173	15.203	0
PIMCO VIT StocksPlus Global Portfolio
1.65%
	12/31/2010	N/A	10.320	20
	12/31/2011	10.320	9.672	449
	12/31/2012	9.672	10.443	521
	12/31/2013	10.443	12.244	466
	12/31/2014	12.244	12.152	375
	12/31/2015	12.152	10.876	286
	12/31/2016	10.876	11.526	244
	12/31/2017	11.526	13.945	188
1.70%
	12/31/2010	N/A	10.316	12
	12/31/2011	10.316	9.664	727
	12/31/2012	9.664	10.429	718
	12/31/2013	10.429	12.221	686
	12/31/2014	12.221	12.124	535
	12/31/2015	12.124	10.845	430
	12/31/2016	10.845	11.488	356
	12/31/2017	11.488	13.891	279
1.75%
	12/31/2010	N/A	10.313	1
	12/31/2011	10.313	9.656	74
	12/31/2012	9.656	10.415	44
	12/31/2013	10.415	12.199	32
	12/31/2014	12.199	12.095	26
	12/31/2015	12.095	10.814	10
	12/31/2016	10.814	11.450	11
	12/31/2017	11.450	13.838	8
1.80%
	12/31/2010	N/A	10.309	3
	12/31/2011	10.309	9.648	756
	12/31/2012	9.648	10.401	721
	12/31/2013	10.401	12.176	601
	12/31/2014	12.176	12.067	561
	12/31/2015	12.067	10.783	436
	12/31/2016	10.783	11.411	328
	12/31/2017	11.411	13.785	248
1.95%
	12/31/2010	N/A	10.299	6
	12/31/2011	10.299	9.624	586
	12/31/2012	9.624	10.359	565
	12/31/2013	10.359	12.109	508
	12/31/2014	12.109	11.983	398
	12/31/2015	11.983	10.692	346
	12/31/2016	10.692	11.298	264
	12/31/2017	11.298	13.627	210
2.05%
	12/31/2010	N/A	10.292	0
	12/31/2011	10.292	9.608	371
	12/31/2012	9.608	10.332	367
	12/31/2013	10.332	12.065	259
	12/31/2014	12.065	11.927	211
	12/31/2015	11.927	10.631	149
	12/31/2016	10.631	11.223	138
	12/31/2017	11.223	13.523	109
2.10%
	12/31/2010	N/A	10.289	4
	12/31/2011	10.289	9.600	999
	12/31/2012	9.600	10.318	871
	12/31/2013	10.318	12.043	757
	12/31/2014	12.043	11.899	667
	12/31/2015	11.899	10.601	753
	12/31/2016	10.601	11.185	671
	12/31/2017	11.185	13.471	572
2.15%
	12/31/2010	N/A	10.285	1
	12/31/2011	10.285	9.592	49
	12/31/2012	9.592	10.304	48
	12/31/2013	10.304	12.021	44
	12/31/2014	12.021	11.871	44
	12/31/2015	11.871	10.571	31
	12/31/2016	10.571	11.148	37
	12/31/2017	11.148	13.420	34
2.20%
	12/31/2010	N/A	10.282	2
	12/31/2011	10.282	9.584	1048
	12/31/2012	9.584	10.290	1042
	12/31/2013	10.290	11.998	921
	12/31/2014	11.998	11.844	817
	12/31/2015	11.844	10.541	725
	12/31/2016	10.541	11.111	667
	12/31/2017	11.111	13.368	569
2.25%
	12/31/2010	N/A	10.278	0
	12/31/2011	10.278	9.576	733
	12/31/2012	9.576	10.276	700
	12/31/2013	10.276	11.976	604
	12/31/2014	11.976	11.816	511
	12/31/2015	11.816	10.511	471
	12/31/2016	10.511	11.074	426
	12/31/2017	11.074	13.317	333
2.30%
	12/31/2010	N/A	10.275	0
	12/31/2011	10.275	9.568	1
	12/31/2012	9.568	10.263	2
	12/31/2013	10.263	11.954	1
	12/31/2014	11.954	11.788	1
	12/31/2015	11.788	10.481	1
	12/31/2016	10.481	11.037	0
	12/31/2017	11.037	13.266	0
2.35%
	12/31/2010	N/A	10.271	13
	12/31/2011	10.271	9.560	1293
	12/31/2012	9.560	10.249	1251
	12/31/2013	10.249	11.932	1072
	12/31/2014	11.932	11.761	941
	12/31/2015	11.761	10.452	880
	12/31/2016	10.452	11.000	824
	12/31/2017	11.000	13.215	693
2.40%
	12/31/2010	N/A	10.268	0
	12/31/2011	10.268	9.552	571
	12/31/2012	9.552	10.235	560
	12/31/2013	10.235	11.911	495
	12/31/2014	11.911	11.733	463
	12/31/2015	11.733	10.422	435
	12/31/2016	10.422	10.963	400
	12/31/2017	10.963	13.165	330
2.45%
	12/31/2010	N/A	10.264	0
	12/31/2011	10.264	9.544	357
	12/31/2012	9.544	10.222	350
	12/31/2013	10.222	11.889	255
	12/31/2014	11.889	11.706	229
	12/31/2015	11.706	10.393	228
	12/31/2016	10.393	10.927	221
	12/31/2017	10.927	13.114	188
2.50%
	12/31/2010	N/A	10.261	1
	12/31/2011	10.261	9.536	880
	12/31/2012	9.536	10.208	848
	12/31/2013	10.208	11.867	780
	12/31/2014	11.867	11.679	692
	12/31/2015	11.679	10.363	663
	12/31/2016	10.363	10.890	643
	12/31/2017	10.890	13.064	530
2.55%
	12/31/2010	N/A	10.257	0
	12/31/2011	10.257	9.528	614
	12/31/2012	9.528	10.194	588
	12/31/2013	10.194	11.845	556
	12/31/2014	11.845	11.651	495
	12/31/2015	11.651	10.334	451
	12/31/2016	10.334	10.854	433
	12/31/2017	10.854	13.014	349
2.60%
	12/31/2010	N/A	10.254	1
	12/31/2011	10.254	9.520	378
	12/31/2012	9.520	10.181	415
	12/31/2013	10.181	11.823	354
	12/31/2014	11.823	11.624	366
	12/31/2015	11.624	10.304	348
	12/31/2016	10.304	10.818	317
	12/31/2017	10.818	12.964	288
2.65%
	12/31/2010	N/A	10.250	0
	12/31/2011	10.250	9.512	618
	12/31/2012	9.512	10.167	547
	12/31/2013	10.167	11.802	469
	12/31/2014	11.802	11.597	413
	12/31/2015	11.597	10.275	387
	12/31/2016	10.275	10.782	322
	12/31/2017	10.782	12.915	250
2.70%
	12/31/2010	N/A	10.247	0
	12/31/2011	10.247	9.504	93
	12/31/2012	9.504	10.153	66
	12/31/2013	10.153	11.780	50
	12/31/2014	11.780	11.570	38
	12/31/2015	11.570	10.246	39
	12/31/2016	10.246	10.746	33
	12/31/2017	10.746	12.865	24
2.75%
	12/31/2010	N/A	10.244	0
	12/31/2011	10.244	9.496	142
	12/31/2012	9.496	10.140	140
	12/31/2013	10.140	11.758	146
	12/31/2014	11.758	11.543	162
	12/31/2015	11.543	10.217	154
	12/31/2016	10.217	10.710	150
	12/31/2017	10.710	12.816	119
2.80%
	12/31/2010	N/A	10.240	0
	12/31/2011	10.240	9.488	173
	12/31/2012	9.488	10.126	130
	12/31/2013	10.126	11.737	99
	12/31/2014	11.737	11.516	82
	12/31/2015	11.516	10.188	82
	12/31/2016	10.188	10.674	72
	12/31/2017	10.674	12.767	55
2.85%
	12/31/2010	N/A	10.237	0
	12/31/2011	10.237	9.480	78
	12/31/2012	9.480	10.113	76
	12/31/2013	10.113	11.715	55
	12/31/2014	11.715	11.489	37
	12/31/2015	11.489	10.159	37
	12/31/2016	10.159	10.639	37
	12/31/2017	10.639	12.718	39
2.90%
	12/31/2010	N/A	10.233	12
	12/31/2011	10.233	9.472	138
	12/31/2012	9.472	10.099	105
	12/31/2013	10.099	11.694	98
	12/31/2014	11.694	11.462	111
	12/31/2015	11.462	10.130	118
	12/31/2016	10.130	10.603	128
	12/31/2017	10.603	12.669	129
2.95%
	12/31/2010	N/A	10.230	0
	12/31/2011	10.230	9.464	70
	12/31/2012	9.464	10.086	68
	12/31/2013	10.086	11.672	60
	12/31/2014	11.672	11.435	27
	12/31/2015	11.435	10.102	27
	12/31/2016	10.102	10.568	24
	12/31/2017	10.568	12.621	13
3.00%
	12/31/2010	N/A	10.226	0
	12/31/2011	10.226	9.457	1
	12/31/2012	9.457	10.072	1
	12/31/2013	10.072	11.651	16
	12/31/2014	11.651	11.409	16
	12/31/2015	11.409	10.073	17
	12/31/2016	10.073	10.533	16
	12/31/2017	10.533	12.572	12
3.05%
	12/31/2013	N/A	11.469	15
	12/31/2014	11.469	11.225	30
	12/31/2015	11.225	9.906	45
	12/31/2016	9.906	10.353	47
	12/31/2017	10.353	12.352	88
3.10%
	12/31/2013	N/A	11.448	0
	12/31/2014	11.448	11.199	1
	12/31/2015	11.199	9.878	1
	12/31/2016	9.878	10.319	4
	12/31/2017	10.319	12.304	4
3.15%
	12/31/2013	N/A	11.427	8
	12/31/2014	11.427	11.172	15
	12/31/2015	11.172	9.850	27
	12/31/2016	9.850	10.284	23
	12/31/2017	10.284	12.257	25
3.20%
	12/31/2013	N/A	11.405	4
	12/31/2014	11.405	11.146	4
	12/31/2015	11.146	9.822	2
	12/31/2016	9.822	10.249	6
	12/31/2017	10.249	12.210	5
3.25%
	12/31/2013	N/A	11.384	0
	12/31/2014	11.384	11.120	0
	12/31/2015	11.120	9.793	0
	12/31/2016	9.793	10.215	0
	12/31/2017	10.215	12.162	0
3.30%
	12/31/2013	N/A	11.363	0
	12/31/2014	11.363	11.093	6
	12/31/2015	11.093	9.765	12
	12/31/2016	9.765	10.180	16
	12/31/2017	10.180	12.115	16
3.35%
	12/31/2013	N/A	11.342	0
	12/31/2014	11.342	11.067	0
	12/31/2015	11.067	9.737	0
	12/31/2016	9.737	10.146	0
	12/31/2017	10.146	12.069	0
3.40%
	12/31/2013	N/A	11.320	0
	12/31/2014	11.320	11.041	0
	12/31/2015	11.041	9.710	0
	12/31/2016	9.710	10.112	0
	12/31/2017	10.112	12.022	0
PIMCO VIT Total Return Portfolio
1.65%
	12/31/2008	14.692	15.144	164
	12/31/2009	15.144	16.993	297
	12/31/2010	16.993	18.071	2652
	12/31/2011	18.071	18.418	4938
	12/31/2012	18.418	19.855	7327
	12/31/2013	19.855	19.147	5991
	12/31/2014	19.147	19.640	5404
	12/31/2015	19.640	19.406	4606
	12/31/2016	19.406	19.600	4098
	12/31/2017	19.600	20.229	3491
1.70%
	12/31/2008	14.634	15.077	281
	12/31/2009	15.077	16.909	528
	12/31/2010	16.909	17.973	2580
	12/31/2011	17.973	18.309	4031
	12/31/2012	18.309	19.727	6253
	12/31/2013	19.727	19.014	6260
	12/31/2014	19.014	19.494	5909
	12/31/2015	19.494	19.252	5579
	12/31/2016	19.252	19.435	5249
	12/31/2017	19.435	20.048	4766
1.75%
	12/31/2009	N/A	16.371	27
	12/31/2010	16.371	17.392	277
	12/31/2011	17.392	17.709	574
	12/31/2012	17.709	19.071	859
	12/31/2013	19.071	18.372	565
	12/31/2014	18.372	18.827	474
	12/31/2015	18.827	18.583	374
	12/31/2016	18.583	18.751	388
	12/31/2017	18.751	19.333	269
1.80%
	12/31/2008	N/A	14.943	292
	12/31/2009	14.943	16.742	1092
	12/31/2010	16.742	17.778	1173
	12/31/2011	17.778	18.092	1299
	12/31/2012	18.092	19.474	1408
	12/31/2013	19.474	18.751	1390
	12/31/2014	18.751	19.205	1383
	12/31/2015	19.205	18.948	1212
	12/31/2016	18.948	19.109	991
	12/31/2017	19.109	19.692	815
1.95%
	12/31/2008	14.347	14.744	35
	12/31/2009	14.744	16.494	584
	12/31/2010	16.494	17.489	1306
	12/31/2011	17.489	17.771	2037
	12/31/2012	17.771	19.100	2731
	12/31/2013	19.100	18.364	2123
	12/31/2014	18.364	18.780	1808
	12/31/2015	18.780	18.500	1681
	12/31/2016	18.500	18.630	1514
	12/31/2017	18.630	19.170	1382
2.05%
	12/31/2008	N/A	14.613	189
	12/31/2009	14.613	16.331	765
	12/31/2010	16.331	17.299	758
	12/31/2011	17.299	17.561	960
	12/31/2012	17.561	18.854	1046
	12/31/2013	18.854	18.110	702
	12/31/2014	18.110	18.502	693
	12/31/2015	18.502	18.208	765
	12/31/2016	18.208	18.317	651
	12/31/2017	18.317	18.829	595
2.10%
	12/31/2008	14.177	14.548	308
	12/31/2009	14.548	16.251	854
	12/31/2010	16.251	17.204	886
	12/31/2011	17.204	17.456	1249
	12/31/2012	17.456	18.733	1354
	12/31/2013	18.733	17.984	1026
	12/31/2014	17.984	18.364	764
	12/31/2015	18.364	18.064	685
	12/31/2016	18.064	18.163	652
	12/31/2017	18.163	18.661	599
2.15%
	12/31/2008	N/A	14.484	6
	12/31/2009	14.484	16.170	64
	12/31/2010	16.170	17.111	51
	12/31/2011	17.111	17.353	47
	12/31/2012	17.353	18.612	58
	12/31/2013	18.612	17.859	42
	12/31/2014	17.859	18.228	35
	12/31/2015	18.228	17.920	15
	12/31/2016	17.920	18.010	13
	12/31/2017	18.010	18.495	17
2.20%
	12/31/2008	14.065	14.419	484
	12/31/2009	14.419	16.090	1080
	12/31/2010	16.090	17.018	1121
	12/31/2011	17.018	17.249	1051
	12/31/2012	17.249	18.492	1033
	12/31/2013	18.492	17.735	960
	12/31/2014	17.735	18.092	856
	12/31/2015	18.092	17.778	788
	12/31/2016	17.778	17.858	800
	12/31/2017	17.858	18.330	785
2.25%
	12/31/2008	14.010	14.355	198
	12/31/2009	14.355	16.010	713
	12/31/2010	16.010	16.925	801
	12/31/2011	16.925	17.147	802
	12/31/2012	17.147	18.373	908
	12/31/2013	18.373	17.612	861
	12/31/2014	17.612	17.958	761
	12/31/2015	17.958	17.637	704
	12/31/2016	17.637	17.707	782
	12/31/2017	17.707	18.166	792
2.30%
	12/31/2009	N/A	15.931	27
	12/31/2010	15.931	16.833	20
	12/31/2011	16.833	17.045	18
	12/31/2012	17.045	18.255	21
	12/31/2013	18.255	17.490	15
	12/31/2014	17.490	17.824	18
	12/31/2015	17.824	17.497	17
	12/31/2016	17.497	17.558	16
	12/31/2017	17.558	18.004	4
2.35%
	12/31/2008	13.899	14.227	636
	12/31/2009	14.227	15.852	2395
	12/31/2010	15.852	16.741	2345
	12/31/2011	16.741	16.944	2177
	12/31/2012	16.944	18.137	2109
	12/31/2013	18.137	17.368	1770
	12/31/2014	17.368	17.691	1550
	12/31/2015	17.691	17.358	1478
	12/31/2016	17.358	17.410	1303
	12/31/2017	17.410	17.843	1257
2.40%
	12/31/2008	13.844	14.164	998
	12/31/2009	14.164	15.774	626
	12/31/2010	15.774	16.650	752
	12/31/2011	16.650	16.843	724
	12/31/2012	16.843	18.020	989
	12/31/2013	18.020	17.248	520
	12/31/2014	17.248	17.560	403
	12/31/2015	17.560	17.221	479
	12/31/2016	17.221	17.263	333
	12/31/2017	17.263	17.684	329
2.45%
	12/31/2008	13.790	14.101	275
	12/31/2009	14.101	15.696	649
	12/31/2010	15.696	16.559	785
	12/31/2011	16.559	16.743	776
	12/31/2012	16.743	17.904	784
	12/31/2013	17.904	17.128	537
	12/31/2014	17.128	17.429	462
	12/31/2015	17.429	17.084	433
	12/31/2016	17.084	17.118	398
	12/31/2017	17.118	17.526	388
2.50%
	12/31/2008	13.735	14.038	291
	12/31/2009	14.038	15.618	1704
	12/31/2010	15.618	16.469	1713
	12/31/2011	16.469	16.643	1619
	12/31/2012	16.643	17.789	1701
	12/31/2013	17.789	17.009	1374
	12/31/2014	17.009	17.300	1198
	12/31/2015	17.300	16.949	1058
	12/31/2016	16.949	16.974	906
	12/31/2017	16.974	17.370	940
2.55%
	12/31/2008	13.681	13.976	64
	12/31/2009	13.976	15.541	358
	12/31/2010	15.541	16.379	360
	12/31/2011	16.379	16.544	333
	12/31/2012	16.544	17.674	346
	12/31/2013	17.674	16.891	243
	12/31/2014	16.891	17.171	170
	12/31/2015	17.171	16.814	129
	12/31/2016	16.814	16.831	143
	12/31/2017	16.831	17.215	181
2.60%
	12/31/2008	13.627	13.913	356
	12/31/2009	13.913	15.464	1021
	12/31/2010	15.464	16.290	1194
	12/31/2011	16.290	16.446	1270
	12/31/2012	16.446	17.560	1235
	12/31/2013	17.560	16.774	857
	12/31/2014	16.774	17.043	767
	12/31/2015	17.043	16.681	824
	12/31/2016	16.681	16.689	752
	12/31/2017	16.689	17.061	580
2.65%
	12/31/2008	13.573	13.851	302
	12/31/2009	13.851	15.387	1086
	12/31/2010	15.387	16.201	1125
	12/31/2011	16.201	16.348	1084
	12/31/2012	16.348	17.447	1056
	12/31/2013	17.447	16.658	844
	12/31/2014	16.658	16.917	721
	12/31/2015	16.917	16.549	621
	12/31/2016	16.549	16.548	598
	12/31/2017	16.548	16.909	512
2.70%
	12/31/2008	13.519	13.790	53
	12/31/2009	13.790	15.311	190
	12/31/2010	15.311	16.113	191
	12/31/2011	16.113	16.251	186
	12/31/2012	16.251	17.335	160
	12/31/2013	17.335	16.542	136
	12/31/2014	16.542	16.791	127
	12/31/2015	16.791	16.417	83
	12/31/2016	16.417	16.409	94
	12/31/2017	16.409	16.758	85
2.75%
	12/31/2008	13.466	13.728	51
	12/31/2009	13.728	15.235	471
	12/31/2010	15.235	16.025	517
	12/31/2011	16.025	16.155	455
	12/31/2012	16.155	17.223	453
	12/31/2013	17.223	16.427	383
	12/31/2014	16.427	16.666	358
	12/31/2015	16.666	16.287	417
	12/31/2016	16.287	16.270	436
	12/31/2017	16.270	16.609	403
2.80%
	12/31/2008	13.413	13.667	56
	12/31/2009	13.667	15.160	373
	12/31/2010	15.160	15.938	392
	12/31/2011	15.938	16.059	447
	12/31/2012	16.059	17.112	486
	12/31/2013	17.112	16.313	354
	12/31/2014	16.313	16.542	310
	12/31/2015	16.542	16.158	282
	12/31/2016	16.158	16.133	267
	12/31/2017	16.133	16.461	238
2.85%
	12/31/2008	13.360	13.606	14
	12/31/2009	13.606	15.085	52
	12/31/2010	15.085	15.851	58
	12/31/2011	15.851	15.963	58
	12/31/2012	15.963	17.002	68
	12/31/2013	17.002	16.200	54
	12/31/2014	16.200	16.419	61
	12/31/2015	16.419	16.030	94
	12/31/2016	16.030	15.997	66
	12/31/2017	15.997	16.314	65
2.90%
	12/31/2008	13.307	13.546	36
	12/31/2009	13.546	15.010	246
	12/31/2010	15.010	15.765	295
	12/31/2011	15.765	15.868	221
	12/31/2012	15.868	16.892	222
	12/31/2013	16.892	16.088	165
	12/31/2014	16.088	16.297	186
	12/31/2015	16.297	15.902	172
	12/31/2016	15.902	15.862	188
	12/31/2017	15.862	16.168	184
2.95%
	12/31/2008	13.254	13.486	23
	12/31/2009	13.486	14.936	133
	12/31/2010	14.936	15.679	232
	12/31/2011	15.679	15.774	250
	12/31/2012	15.774	16.784	253
	12/31/2013	16.784	15.976	186
	12/31/2014	15.976	16.176	209
	12/31/2015	16.176	15.776	90
	12/31/2016	15.776	15.729	81
	12/31/2017	15.729	16.024	66
3.00%
	12/31/2008	N/A	13.425	2
	12/31/2009	13.425	14.862	28
	12/31/2010	14.862	15.593	24
	12/31/2011	15.593	15.680	38
	12/31/2012	15.680	16.675	36
	12/31/2013	16.675	15.865	22
	12/31/2014	15.865	16.055	29
	12/31/2015	16.055	15.651	32
	12/31/2016	15.651	15.596	42
	12/31/2017	15.596	15.881	40
3.05%
	12/31/2009	N/A	14.788	132
	12/31/2010	14.788	15.508	140
	12/31/2011	15.508	15.587	118
	12/31/2012	15.587	16.568	118
	12/31/2013	16.568	15.755	83
	12/31/2014	15.755	15.936	122
	12/31/2015	15.936	15.527	116
	12/31/2016	15.527	15.465	98
	12/31/2017	15.465	15.739	113
3.10%
	12/31/2009	N/A	14.715	42
	12/31/2010	14.715	15.424	53
	12/31/2011	15.424	15.494	24
	12/31/2012	15.494	16.461	24
	12/31/2013	16.461	15.646	19
	12/31/2014	15.646	15.818	17
	12/31/2015	15.818	15.404	17
	12/31/2016	15.404	15.334	20
	12/31/2017	15.334	15.599	17
3.15%
	12/31/2009	N/A	14.642	7
	12/31/2010	14.642	15.340	8
	12/31/2011	15.340	15.402	10
	12/31/2012	15.402	16.355	29
	12/31/2013	16.355	15.537	16
	12/31/2014	15.537	15.700	25
	12/31/2015	15.700	15.282	29
	12/31/2016	15.282	15.205	28
	12/31/2017	15.205	15.459	21
3.20%
	12/31/2013	N/A	15.640	0
	12/31/2014	15.640	15.796	1
	12/31/2015	15.796	15.368	2
	12/31/2016	15.368	15.283	2
	12/31/2017	15.283	15.531	3
3.25%
	12/31/2013	N/A	15.515	0
	12/31/2014	15.515	15.662	0
	12/31/2015	15.662	15.230	0
	12/31/2016	15.230	15.138	0
	12/31/2017	15.138	15.376	0
3.30%
	12/31/2013	N/A	14.130	0
	12/31/2014	14.130	14.256	1
	12/31/2015	14.256	13.856	5
	12/31/2016	13.856	13.765	4
	12/31/2017	13.765	13.975	6
3.35%
	12/31/2013	N/A	15.268	0
	12/31/2014	15.268	15.398	0
	12/31/2015	15.398	14.958	1
	12/31/2016	14.958	14.853	0
	12/31/2017	14.853	15.071	1
3.40%
	12/31/2013	N/A	15.147	0
	12/31/2014	15.147	15.267	0
	12/31/2015	15.267	14.823	0
	12/31/2016	14.823	14.712	0
	12/31/2017	14.712	14.921	0
PIMCO VIT Unconstrained Bond Portfolio
1.65%
	12/31/2011	N/A	9.786	691
	12/31/2012	9.786	10.370	1579
	12/31/2013	10.370	10.087	2640
	12/31/2014	10.087	10.224	2419
	12/31/2015	10.224	9.887	2082
	12/31/2016	9.887	10.186	1617
	12/31/2017	10.186	10.522	1279
1.70%
	12/31/2011	N/A	9.782	366
	12/31/2012	9.782	10.362	1258
	12/31/2013	10.362	10.073	1859
	12/31/2014	10.073	10.205	1984
	12/31/2015	10.205	9.864	2031
	12/31/2016	9.864	10.157	2067
	12/31/2017	10.157	10.487	1943
1.75%
	12/31/2011	N/A	9.779	204
	12/31/2012	9.779	10.353	156
	12/31/2013	10.353	10.060	276
	12/31/2014	10.060	10.186	266
	12/31/2015	10.186	9.841	132
	12/31/2016	9.841	10.128	74
	12/31/2017	10.128	10.452	61
1.80%
	12/31/2011	N/A	9.776	55
	12/31/2012	9.776	10.344	98
	12/31/2013	10.344	10.046	180
	12/31/2014	10.046	10.167	163
	12/31/2015	10.167	9.818	92
	12/31/2016	9.818	10.099	153
	12/31/2017	10.099	10.417	131
1.95%
	12/31/2011	N/A	9.766	120
	12/31/2012	9.766	10.318	353
	12/31/2013	10.318	10.006	945
	12/31/2014	10.006	10.112	888
	12/31/2015	10.112	9.749	825
	12/31/2016	9.749	10.014	681
	12/31/2017	10.014	10.313	556
2.05%
	12/31/2011	N/A	9.759	20
	12/31/2012	9.759	10.301	34
	12/31/2013	10.301	9.979	166
	12/31/2014	9.979	10.074	123
	12/31/2015	10.074	9.704	101
	12/31/2016	9.704	9.957	109
	12/31/2017	9.957	10.244	133
2.10%
	12/31/2011	N/A	9.756	22
	12/31/2012	9.756	10.292	84
	12/31/2013	10.292	9.966	100
	12/31/2014	9.966	10.056	264
	12/31/2015	10.056	9.681	103
	12/31/2016	9.681	9.929	107
	12/31/2017	9.929	10.210	114
2.15%
	12/31/2011	N/A	9.753	8
	12/31/2012	9.753	10.284	15
	12/31/2013	10.284	9.952	15
	12/31/2014	9.952	10.037	15
	12/31/2015	10.037	9.658	15
	12/31/2016	9.658	9.901	1
	12/31/2017	9.901	10.176	8
2.20%
	12/31/2011	N/A	9.750	24
	12/31/2012	9.750	10.275	49
	12/31/2013	10.275	9.939	134
	12/31/2014	9.939	10.019	97
	12/31/2015	10.019	9.636	128
	12/31/2016	9.636	9.873	98
	12/31/2017	9.873	10.142	95
2.25%
	12/31/2011	N/A	9.746	45
	12/31/2012	9.746	10.267	48
	12/31/2013	10.267	9.926	88
	12/31/2014	9.926	10.001	80
	12/31/2015	10.001	9.613	70
	12/31/2016	9.613	9.845	76
	12/31/2017	9.845	10.109	70
2.30%
	12/31/2011	N/A	9.743	0
	12/31/2012	9.743	10.258	9
	12/31/2013	10.258	9.913	10
	12/31/2014	9.913	9.982	11
	12/31/2015	9.982	9.591	10
	12/31/2016	9.591	9.817	11
	12/31/2017	9.817	10.075	0
2.35%
	12/31/2011	N/A	9.740	46
	12/31/2012	9.740	10.249	118
	12/31/2013	10.249	9.899	202
	12/31/2014	9.899	9.964	119
	12/31/2015	9.964	9.568	108
	12/31/2016	9.568	9.789	145
	12/31/2017	9.789	10.041	130
2.40%
	12/31/2011	N/A	9.736	4
	12/31/2012	9.736	10.241	25
	12/31/2013	10.241	9.886	124
	12/31/2014	9.886	9.946	35
	12/31/2015	9.946	9.546	38
	12/31/2016	9.546	9.761	42
	12/31/2017	9.761	10.008	40
2.45%
	12/31/2011	N/A	9.733	2
	12/31/2012	9.733	10.232	12
	12/31/2013	10.232	9.873	293
	12/31/2014	9.873	9.927	279
	12/31/2015	9.927	9.524	250
	12/31/2016	9.524	9.734	245
	12/31/2017	9.734	9.974	244
2.50%
	12/31/2011	N/A	9.730	39
	12/31/2012	9.730	10.224	140
	12/31/2013	10.224	9.860	184
	12/31/2014	9.860	9.909	139
	12/31/2015	9.909	9.501	104
	12/31/2016	9.501	9.706	89
	12/31/2017	9.706	9.941	76
2.55%
	12/31/2011	N/A	9.727	8
	12/31/2012	9.727	10.215	16
	12/31/2013	10.215	9.846	34
	12/31/2014	9.846	9.891	47
	12/31/2015	9.891	9.479	36
	12/31/2016	9.479	9.678	38
	12/31/2017	9.678	9.908	47
2.60%
	12/31/2011	N/A	9.723	28
	12/31/2012	9.723	10.206	68
	12/31/2013	10.206	9.833	368
	12/31/2014	9.833	9.873	319
	12/31/2015	9.873	9.457	221
	12/31/2016	9.457	9.651	306
	12/31/2017	9.651	9.875	281
2.65%
	12/31/2011	N/A	9.720	13
	12/31/2012	9.720	10.198	16
	12/31/2013	10.198	9.820	135
	12/31/2014	9.820	9.855	112
	12/31/2015	9.855	9.435	87
	12/31/2016	9.435	9.624	84
	12/31/2017	9.624	9.842	54
2.70%
	12/31/2011	N/A	9.717	1
	12/31/2012	9.717	10.189	7
	12/31/2013	10.189	9.807	3
	12/31/2014	9.807	9.837	3
	12/31/2015	9.837	9.413	3
	12/31/2016	9.413	9.596	3
	12/31/2017	9.596	9.809	1
2.75%
	12/31/2011	N/A	9.714	8
	12/31/2012	9.714	10.181	24
	12/31/2013	10.181	9.794	20
	12/31/2014	9.794	9.818	18
	12/31/2015	9.818	9.391	16
	12/31/2016	9.391	9.569	35
	12/31/2017	9.569	9.777	29
2.80%
	12/31/2011	N/A	9.710	19
	12/31/2012	9.710	10.172	38
	12/31/2013	10.172	9.781	35
	12/31/2014	9.781	9.800	23
	12/31/2015	9.800	9.369	23
	12/31/2016	9.369	9.542	19
	12/31/2017	9.542	9.744	19
2.85%
	12/31/2011	N/A	9.707	0
	12/31/2012	9.707	10.164	0
	12/31/2013	10.164	9.768	3
	12/31/2014	9.768	9.782	5
	12/31/2015	9.782	9.347	7
	12/31/2016	9.347	9.515	7
	12/31/2017	9.515	9.712	13
2.90%
	12/31/2011	N/A	9.704	6
	12/31/2012	9.704	10.155	18
	12/31/2013	10.155	9.755	60
	12/31/2014	9.755	9.764	30
	12/31/2015	9.764	9.325	35
	12/31/2016	9.325	9.488	24
	12/31/2017	9.488	9.679	18
2.95%
	12/31/2011	N/A	9.701	10
	12/31/2012	9.701	10.147	10
	12/31/2013	10.147	9.742	13
	12/31/2014	9.742	9.747	16
	12/31/2015	9.747	9.304	16
	12/31/2016	9.304	9.461	15
	12/31/2017	9.461	9.647	7
3.00%
	12/31/2011	N/A	9.697	0
	12/31/2012	9.697	10.138	3
	12/31/2013	10.138	9.729	9
	12/31/2014	9.729	9.729	3
	12/31/2015	9.729	9.282	0
	12/31/2016	9.282	9.434	3
	12/31/2017	9.434	9.615	3
3.05%
	12/31/2011	N/A	9.694	0
	12/31/2012	9.694	10.130	2
	12/31/2013	10.130	9.716	33
	12/31/2014	9.716	9.711	0
	12/31/2015	9.711	9.260	0
	12/31/2016	9.260	9.408	1
	12/31/2017	9.408	9.583	1
3.10%
	12/31/2011	N/A	9.691	0
	12/31/2012	9.691	10.121	3
	12/31/2013	10.121	9.703	0
	12/31/2014	9.703	9.693	0
	12/31/2015	9.693	9.238	0
	12/31/2016	9.238	9.381	4
	12/31/2017	9.381	9.551	2
3.15%
	12/31/2011	N/A	9.688	0
	12/31/2012	9.688	10.113	0
	12/31/2013	10.113	9.690	1
	12/31/2014	9.690	9.675	1
	12/31/2015	9.675	9.217	1
	12/31/2016	9.217	9.354	1
	12/31/2017	9.354	9.519	0
3.20%
	12/31/2013	N/A	9.672	0
	12/31/2014	9.672	9.652	0
	12/31/2015	9.652	9.191	0
	12/31/2016	9.191	9.323	0
	12/31/2017	9.323	9.483	0
3.25%
	12/31/2013	N/A	9.659	0
	12/31/2014	9.659	9.635	0
	12/31/2015	9.635	9.169	0
	12/31/2016	9.169	9.297	0
	12/31/2017	9.297	9.451	0
3.30%
	12/31/2013	N/A	9.646	0
	12/31/2014	9.646	9.617	0
	12/31/2015	9.617	9.148	1
	12/31/2016	9.148	9.271	1
	12/31/2017	9.271	9.420	1
3.35%
	12/31/2013	N/A	9.633	0
	12/31/2014	9.633	9.599	0
	12/31/2015	9.599	9.126	0
	12/31/2016	9.126	9.244	0
	12/31/2017	9.244	9.388	0
3.40%
	12/31/2013	N/A	9.620	0
	12/31/2014	9.620	9.581	0
	12/31/2015	9.581	9.105	0
	12/31/2016	9.105	9.218	0
	12/31/2017	9.218	9.357	0
RCM Dynamic Multi-Asset Plus VIT Portfolio
1.65%
	12/31/2015	N/A	9.185	18
	12/31/2016	9.185	9.329	88
	12/31/2017	9.329	10.545	78
1.70%
	12/31/2015	N/A	9.182	24
	12/31/2016	9.182	9.322	30
	12/31/2017	9.322	10.531	48
1.75%
	12/31/2015	N/A	9.179	0
	12/31/2016	9.179	9.314	0
	12/31/2017	9.314	10.516	0
1.95%
	12/31/2015	N/A	9.166	2
	12/31/2016	9.166	9.282	20
	12/31/2017	9.282	10.460	66
2.05%
	12/31/2015	N/A	9.160	0
	12/31/2016	9.160	9.267	0
	12/31/2017	9.267	10.432	0
Templeton Global Bond VIP Fund
1.65%
	12/31/2008	30.931	32.312	56
	12/31/2009	32.312	37.721	74
	12/31/2010	37.721	42.464	606
	12/31/2011	42.464	41.407	1362
	12/31/2012	41.407	46.862	1918
	12/31/2013	46.862	46.846	1962
	12/31/2014	46.846	46.924	1868
	12/31/2015	46.924	44.169	1652
	12/31/2016	44.169	44.723	1457
	12/31/2017	44.723	44.840	1173
1.70%
	12/31/2008	30.650	32.002	93
	12/31/2009	32.002	37.340	106
	12/31/2010	37.340	42.015	511
	12/31/2011	42.015	40.949	1122
	12/31/2012	40.949	46.320	1613
	12/31/2013	46.320	46.281	1943
	12/31/2014	46.281	46.335	1930
	12/31/2015	46.335	43.593	1883
	12/31/2016	43.593	44.117	1815
	12/31/2017	44.117	44.211	1606
1.75%
	12/31/2009	N/A	36.964	2
	12/31/2010	36.964	41.570	42
	12/31/2011	41.570	40.495	136
	12/31/2012	40.495	45.784	149
	12/31/2013	45.784	45.722	147
	12/31/2014	45.722	45.753	177
	12/31/2015	45.753	43.024	143
	12/31/2016	43.024	43.520	109
	12/31/2017	43.520	43.590	96
1.80%
	12/31/2008	N/A	31.306	71
	12/31/2009	31.306	36.492	142
	12/31/2010	36.492	41.019	194
	12/31/2011	41.019	39.938	214
	12/31/2012	39.938	45.131	233
	12/31/2013	45.131	45.048	274
	12/31/2014	45.048	45.055	286
	12/31/2015	45.055	42.347	277
	12/31/2016	42.347	42.813	195
	12/31/2017	42.813	42.861	158
1.95%
	12/31/2008	29.282	30.497	17
	12/31/2009	30.497	35.363	89
	12/31/2010	35.363	39.690	220
	12/31/2011	39.690	38.587	424
	12/31/2012	38.587	43.538	616
	12/31/2013	43.538	43.393	588
	12/31/2014	43.393	43.335	569
	12/31/2015	43.335	40.669	641
	12/31/2016	40.669	41.055	581
	12/31/2017	41.055	41.040	516
2.05%
	12/31/2008	N/A	29.783	62
	12/31/2009	29.783	34.630	198
	12/31/2010	34.630	38.828	249
	12/31/2011	38.828	37.711	306
	12/31/2012	37.711	42.508	336
	12/31/2013	42.508	42.323	290
	12/31/2014	42.323	42.225	271
	12/31/2015	42.225	39.587	135
	12/31/2016	39.587	39.924	96
	12/31/2017	39.924	39.869	86
2.10%
	12/31/2008	28.491	29.628	86
	12/31/2009	29.628	34.433	176
	12/31/2010	34.433	38.588	187
	12/31/2011	38.588	37.460	194
	12/31/2012	37.460	42.203	188
	12/31/2013	42.203	41.999	208
	12/31/2014	41.999	41.880	190
	12/31/2015	41.880	39.244	178
	12/31/2016	39.244	39.558	177
	12/31/2017	39.558	39.484	169
2.15%
	12/31/2008	N/A	29.194	5
	12/31/2009	29.194	33.912	17
	12/31/2010	33.912	37.985	18
	12/31/2011	37.985	36.856	17
	12/31/2012	36.856	41.501	4
	12/31/2013	41.501	41.280	4
	12/31/2014	41.280	41.143	4
	12/31/2015	41.143	38.535	3
	12/31/2016	38.535	38.823	2
	12/31/2017	38.823	38.731	1
2.20%
	12/31/2008	27.823	28.905	115
	12/31/2009	28.905	33.558	213
	12/31/2010	33.558	37.571	249
	12/31/2011	37.571	36.435	266
	12/31/2012	36.435	41.007	287
	12/31/2013	41.007	40.769	248
	12/31/2014	40.769	40.612	226
	12/31/2015	40.612	38.019	202
	12/31/2016	38.019	38.284	191
	12/31/2017	38.284	38.174	171
2.25%
	12/31/2008	27.721	28.784	35
	12/31/2009	28.784	33.402	129
	12/31/2010	33.402	37.377	174
	12/31/2011	37.377	36.229	182
	12/31/2012	36.229	40.755	199
	12/31/2013	40.755	40.497	188
	12/31/2014	40.497	40.322	184
	12/31/2015	40.322	37.728	156
	12/31/2016	37.728	37.972	158
	12/31/2017	37.972	37.845	117
2.30%
	12/31/2009	N/A	32.862	1
	12/31/2010	32.862	36.755	2
	12/31/2011	36.755	35.609	0
	12/31/2012	35.609	40.037	0
	12/31/2013	40.037	39.764	0
	12/31/2014	39.764	39.572	0
	12/31/2015	39.572	37.008	0
	12/31/2016	37.008	37.229	0
	12/31/2017	37.229	37.085	0
2.35%
	12/31/2008	27.043	28.053	105
	12/31/2009	28.053	32.520	359
	12/31/2010	32.520	36.354	395
	12/31/2011	36.354	35.202	425
	12/31/2012	35.202	39.560	415
	12/31/2013	39.560	39.271	388
	12/31/2014	39.271	39.062	345
	12/31/2015	39.062	36.512	304
	12/31/2016	36.512	36.712	301
	12/31/2017	36.712	36.552	266
2.40%
	12/31/2008	26.971	27.964	48
	12/31/2009	27.964	32.401	90
	12/31/2010	32.401	36.203	124
	12/31/2011	36.203	35.039	152
	12/31/2012	35.039	39.357	200
	12/31/2013	39.357	39.049	131
	12/31/2014	39.049	38.822	124
	12/31/2015	38.822	36.270	110
	12/31/2016	36.270	36.450	95
	12/31/2017	36.450	36.273	81
2.45%
	12/31/2008	26.535	27.498	69
	12/31/2009	27.498	31.846	98
	12/31/2010	31.846	35.565	121
	12/31/2011	35.565	34.404	102
	12/31/2012	34.404	38.624	92
	12/31/2013	38.624	38.303	96
	12/31/2014	38.303	38.061	80
	12/31/2015	38.061	35.541	68
	12/31/2016	35.541	35.700	65
	12/31/2017	35.700	35.509	60
2.50%
	12/31/2008	26.285	27.225	85
	12/31/2009	27.225	31.514	285
	12/31/2010	31.514	35.176	366
	12/31/2011	35.176	34.011	338
	12/31/2012	34.011	38.164	381
	12/31/2013	38.164	37.828	332
	12/31/2014	37.828	37.570	294
	12/31/2015	37.570	35.065	230
	12/31/2016	35.065	35.204	227
	12/31/2017	35.204	34.999	200
2.55%
	12/31/2008	26.243	27.168	29
	12/31/2009	27.168	31.431	95
	12/31/2010	31.431	35.066	97
	12/31/2011	35.066	33.888	99
	12/31/2012	33.888	38.007	92
	12/31/2013	38.007	37.653	83
	12/31/2014	37.653	37.378	75
	12/31/2015	37.378	34.869	68
	12/31/2016	34.869	34.989	62
	12/31/2017	34.989	34.767	57
2.60%
	12/31/2008	25.792	26.688	77
	12/31/2009	26.688	30.861	204
	12/31/2010	30.861	34.413	225
	12/31/2011	34.413	33.240	223
	12/31/2012	33.240	37.261	208
	12/31/2013	37.261	36.896	216
	12/31/2014	36.896	36.608	214
	12/31/2015	36.608	34.133	165
	12/31/2016	34.133	34.234	141
	12/31/2017	34.234	34.000	130
2.65%
	12/31/2008	25.549	26.423	56
	12/31/2009	26.423	30.539	131
	12/31/2010	30.539	34.037	165
	12/31/2011	34.037	32.861	165
	12/31/2012	32.861	36.817	175
	12/31/2013	36.817	36.438	167
	12/31/2014	36.438	36.136	146
	12/31/2015	36.136	33.676	127
	12/31/2016	33.676	33.759	103
	12/31/2017	33.759	33.511	96
2.70%
	12/31/2008	25.533	26.394	19
	12/31/2009	26.394	30.490	56
	12/31/2010	30.490	33.965	64
	12/31/2011	33.965	32.775	41
	12/31/2012	32.775	36.703	38
	12/31/2013	36.703	36.307	38
	12/31/2014	36.307	35.988	27
	12/31/2015	35.988	33.521	24
	12/31/2016	33.521	33.587	23
	12/31/2017	33.587	33.324	27
2.75%
	12/31/2008	25.069	25.901	9
	12/31/2009	25.901	29.906	76
	12/31/2010	29.906	33.298	69
	12/31/2011	33.298	32.115	79
	12/31/2012	32.115	35.946	91
	12/31/2013	35.946	35.540	86
	12/31/2014	35.540	35.210	85
	12/31/2015	35.210	32.780	91
	12/31/2016	32.780	32.828	82
	12/31/2017	32.828	32.555	75
2.80%
	12/31/2008	24.833	25.644	16
	12/31/2009	25.644	29.594	100
	12/31/2010	29.594	32.934	128
	12/31/2011	32.934	31.749	138
	12/31/2012	31.749	35.518	143
	12/31/2013	35.518	35.099	153
	12/31/2014	35.099	34.756	126
	12/31/2015	34.756	32.342	112
	12/31/2016	32.342	32.372	117
	12/31/2017	32.372	32.087	76
2.85%
	12/31/2008	24.843	25.642	2
	12/31/2009	25.642	29.577	9
	12/31/2010	29.577	32.899	17
	12/31/2011	32.899	31.698	20
	12/31/2012	31.698	35.444	20
	12/31/2013	35.444	35.009	16
	12/31/2014	35.009	34.649	16
	12/31/2015	34.649	32.226	21
	12/31/2016	32.226	32.241	20
	12/31/2017	32.241	31.940	19
2.90%
	12/31/2008	24.367	25.137	9
	12/31/2009	25.137	28.981	50
	12/31/2010	28.981	32.219	64
	12/31/2011	32.219	31.028	63
	12/31/2012	31.028	34.677	102
	12/31/2013	34.677	34.234	60
	12/31/2014	34.234	33.865	53
	12/31/2015	33.865	31.481	51
	12/31/2016	31.481	31.480	53
	12/31/2017	31.480	31.171	54
2.95%
	12/31/2008	24.137	24.888	3
	12/31/2009	24.888	28.679	33
	12/31/2010	28.679	31.868	53
	12/31/2011	31.868	30.674	56
	12/31/2012	30.674	34.264	63
	12/31/2013	34.264	33.810	41
	12/31/2014	33.810	33.429	34
	12/31/2015	33.429	31.060	25
	12/31/2016	31.060	31.043	23
	12/31/2017	31.043	30.723	18
3.00%
	12/31/2008	N/A	24.641	0
	12/31/2009	24.641	28.380	2
	12/31/2010	28.380	31.520	5
	12/31/2011	31.520	30.324	5
	12/31/2012	30.324	33.856	7
	12/31/2013	33.856	33.391	9
	12/31/2014	33.391	32.998	18
	12/31/2015	32.998	30.644	9
	12/31/2016	30.644	30.612	8
	12/31/2017	30.612	30.282	8
3.05%
	12/31/2009	N/A	28.084	21
	12/31/2010	28.084	31.176	21
	12/31/2011	31.176	29.978	25
	12/31/2012	29.978	33.453	73
	12/31/2013	33.453	32.977	23
	12/31/2014	32.977	32.572	23
	12/31/2015	32.572	30.234	22
	12/31/2016	30.234	30.187	20
	12/31/2017	30.187	29.847	21
3.10%
	12/31/2009	N/A	27.791	10
	12/31/2010	27.791	30.835	9
	12/31/2011	30.835	29.636	6
	12/31/2012	29.636	33.055	7
	12/31/2013	33.055	32.568	7
	12/31/2014	32.568	32.152	9
	12/31/2015	32.152	29.829	9
	12/31/2016	29.829	29.768	8
	12/31/2017	29.768	29.418	7
3.15%
	12/31/2009	N/A	27.502	2
	12/31/2010	27.502	30.499	1
	12/31/2011	30.499	29.298	2
	12/31/2012	29.298	32.661	2
	12/31/2013	32.661	32.164	4
	12/31/2014	32.164	31.738	6
	12/31/2015	31.738	29.430	5
	12/31/2016	29.430	29.355	5
	12/31/2017	29.355	28.995	4
3.20%
	12/31/2013	N/A	31.091	1
	12/31/2014	31.091	30.663	2
	12/31/2015	30.663	28.419	1
	12/31/2016	28.419	28.333	0
	12/31/2017	28.333	27.971	0
3.25%
	12/31/2013	N/A	30.705	0
	12/31/2014	30.705	30.268	0
	12/31/2015	30.268	28.039	0
	12/31/2016	28.039	27.939	0
	12/31/2017	27.939	27.569	0
3.30%
	12/31/2013	N/A	30.982	0
	12/31/2014	30.982	30.526	2
	12/31/2015	30.526	28.264	2
	12/31/2016	28.264	28.150	2
	12/31/2017	28.150	27.763	2
3.35%
	12/31/2013	N/A	29.948	0
	12/31/2014	29.948	29.492	0
	12/31/2015	29.492	27.292	0
	12/31/2016	27.292	27.169	0
	12/31/2017	27.169	26.782	0
3.40%
	12/31/2013	N/A	29.576	0
	12/31/2014	29.576	29.111	0
	12/31/2015	29.111	26.927	0
	12/31/2016	26.927	26.791	0
	12/31/2017	26.791	26.397	0
Templeton Growth VIP Fund
1.65%
	12/31/2008	28.536	16.189	260
	12/31/2009	16.189	20.877	30
	12/31/2010	20.877	22.053	74
	12/31/2011	22.053	20.180	168
	12/31/2012	20.180	24.030	210
	12/31/2013	24.030	30.921	206
	12/31/2014	30.921	29.559	186
	12/31/2015	29.559	27.189	142
	12/31/2016	27.189	29.317	107
	12/31/2017	29.317	34.174	69
1.70%
	12/31/2008	28.340	16.069	378
	12/31/2009	16.069	20.712	116
	12/31/2010	20.712	21.869	151
	12/31/2011	21.869	20.001	235
	12/31/2012	20.001	23.805	313
	12/31/2013	23.805	30.616	329
	12/31/2014	30.616	29.253	303
	12/31/2015	29.253	26.894	261
	12/31/2016	26.894	28.984	212
	12/31/2017	28.984	33.769	186
1.75%
	12/31/2009	N/A	20.550	0
	12/31/2010	20.550	21.687	3
	12/31/2011	21.687	19.825	8
	12/31/2012	19.825	23.583	7
	12/31/2013	23.583	30.316	8
	12/31/2014	30.316	28.951	6
	12/31/2015	28.951	26.604	5
	12/31/2016	26.604	28.657	4
	12/31/2017	28.657	33.371	3
1.80%
	12/31/2008	N/A	15.833	153
	12/31/2009	15.833	20.387	261
	12/31/2010	20.387	21.504	288
	12/31/2011	21.504	19.648	279
	12/31/2012	19.648	23.361	269
	12/31/2013	23.361	30.015	203
	12/31/2014	30.015	28.650	197
	12/31/2015	28.650	26.314	156
	12/31/2016	26.314	28.331	97
	12/31/2017	28.331	32.974	77
1.95%
	12/31/2008	27.378	15.485	51
	12/31/2009	15.485	19.909	88
	12/31/2010	19.909	20.969	117
	12/31/2011	20.969	19.130	144
	12/31/2012	19.130	22.711	153
	12/31/2013	22.711	29.136	141
	12/31/2014	29.136	27.769	131
	12/31/2015	27.769	25.467	106
	12/31/2016	25.467	27.377	78
	12/31/2017	27.377	31.817	62
2.05%
	12/31/2008	N/A	15.257	47
	12/31/2009	15.257	19.597	64
	12/31/2010	19.597	20.619	70
	12/31/2011	20.619	18.793	72
	12/31/2012	18.793	22.288	62
	12/31/2013	22.288	28.565	38
	12/31/2014	28.565	27.197	41
	12/31/2015	27.197	24.917	24
	12/31/2016	24.917	26.760	19
	12/31/2017	26.760	31.069	14
2.10%
	12/31/2008	26.817	15.145	251
	12/31/2009	15.145	19.443	526
	12/31/2010	19.443	20.446	530
	12/31/2011	20.446	18.626	481
	12/31/2012	18.626	22.079	449
	12/31/2013	22.079	28.283	369
	12/31/2014	28.283	26.916	352
	12/31/2015	26.916	24.647	378
	12/31/2016	24.647	26.456	349
	12/31/2017	26.456	30.701	297
2.15%
	12/31/2008	N/A	15.033	2
	12/31/2009	15.033	19.290	5
	12/31/2010	19.290	20.275	6
	12/31/2011	20.275	18.461	1
	12/31/2012	18.461	21.872	1
	12/31/2013	21.872	28.004	0
	12/31/2014	28.004	26.637	1
	12/31/2015	26.637	24.379	0
	12/31/2016	24.379	26.156	0
	12/31/2017	26.156	30.338	0
2.20%
	12/31/2008	26.449	14.922	257
	12/31/2009	14.922	19.138	379
	12/31/2010	19.138	20.105	380
	12/31/2011	20.105	18.297	410
	12/31/2012	18.297	21.667	365
	12/31/2013	21.667	27.728	381
	12/31/2014	27.728	26.361	373
	12/31/2015	26.361	24.115	311
	12/31/2016	24.115	25.860	283
	12/31/2017	25.860	29.978	237
2.25%
	12/31/2008	26.267	14.812	165
	12/31/2009	14.812	18.987	357
	12/31/2010	18.987	19.937	356
	12/31/2011	19.937	18.135	359
	12/31/2012	18.135	21.464	353
	12/31/2013	21.464	27.455	273
	12/31/2014	27.455	26.088	268
	12/31/2015	26.088	23.853	218
	12/31/2016	23.853	25.566	203
	12/31/2017	25.566	29.624	179
2.30%
	12/31/2009	N/A	18.838	3
	12/31/2010	18.838	19.770	4
	12/31/2011	19.770	17.974	2
	12/31/2012	17.974	21.263	2
	12/31/2013	21.263	27.184	2
	12/31/2014	27.184	25.818	1
	12/31/2015	25.818	23.595	2
	12/31/2016	23.595	25.276	1
	12/31/2017	25.276	29.273	1
2.35%
	12/31/2008	25.907	14.594	298
	12/31/2009	14.594	18.689	513
	12/31/2010	18.689	19.605	496
	12/31/2011	19.605	17.815	466
	12/31/2012	17.815	21.064	431
	12/31/2013	21.064	26.916	397
	12/31/2014	26.916	25.551	393
	12/31/2015	25.551	23.339	362
	12/31/2016	23.339	24.990	343
	12/31/2017	24.990	28.927	287
2.40%
	12/31/2008	25.729	14.487	139
	12/31/2009	14.487	18.542	335
	12/31/2010	18.542	19.441	339
	12/31/2011	19.441	17.657	282
	12/31/2012	17.657	20.867	251
	12/31/2013	20.867	26.651	248
	12/31/2014	26.651	25.286	245
	12/31/2015	25.286	23.085	174
	12/31/2016	23.085	24.706	157
	12/31/2017	24.706	28.584	135
2.45%
	12/31/2008	25.551	14.380	101
	12/31/2009	14.380	18.396	151
	12/31/2010	18.396	19.278	171
	12/31/2011	19.278	17.500	154
	12/31/2012	17.500	20.672	123
	12/31/2013	20.672	26.388	104
	12/31/2014	26.388	25.025	91
	12/31/2015	25.025	22.835	73
	12/31/2016	22.835	24.426	70
	12/31/2017	24.426	28.246	54
2.50%
	12/31/2008	25.376	14.274	233
	12/31/2009	14.274	18.251	376
	12/31/2010	18.251	19.117	368
	12/31/2011	19.117	17.345	382
	12/31/2012	17.345	20.478	364
	12/31/2013	20.478	26.128	336
	12/31/2014	26.128	24.765	284
	12/31/2015	24.765	22.587	260
	12/31/2016	22.587	24.149	251
	12/31/2017	24.149	27.911	220
2.55%
	12/31/2008	25.201	14.168	77
	12/31/2009	14.168	18.107	209
	12/31/2010	18.107	18.957	209
	12/31/2011	18.957	17.192	195
	12/31/2012	17.192	20.286	174
	12/31/2013	20.286	25.870	152
	12/31/2014	25.870	24.509	146
	12/31/2015	24.509	22.342	127
	12/31/2016	22.342	23.875	117
	12/31/2017	23.875	27.581	94
2.60%
	12/31/2008	25.028	14.064	63
	12/31/2009	14.064	17.965	112
	12/31/2010	17.965	18.798	154
	12/31/2011	18.798	17.039	106
	12/31/2012	17.039	20.096	100
	12/31/2013	20.096	25.615	162
	12/31/2014	25.615	24.255	182
	12/31/2015	24.255	22.100	153
	12/31/2016	22.100	23.604	148
	12/31/2017	23.604	27.255	127
2.65%
	12/31/2008	24.855	13.960	104
	12/31/2009	13.960	17.823	213
	12/31/2010	17.823	18.640	201
	12/31/2011	18.640	16.888	197
	12/31/2012	16.888	19.908	199
	12/31/2013	19.908	25.363	156
	12/31/2014	25.363	24.004	151
	12/31/2015	24.004	21.860	140
	12/31/2016	21.860	23.336	129
	12/31/2017	23.336	26.932	106
2.70%
	12/31/2008	24.684	13.857	10
	12/31/2009	13.857	17.683	43
	12/31/2010	17.683	18.484	41
	12/31/2011	18.484	16.738	40
	12/31/2012	16.738	19.722	36
	12/31/2013	19.722	25.113	32
	12/31/2014	25.113	23.756	26
	12/31/2015	23.756	21.623	22
	12/31/2016	21.623	23.072	20
	12/31/2017	23.072	26.613	19
2.75%
	12/31/2008	24.515	13.755	18
	12/31/2009	13.755	17.544	61
	12/31/2010	17.544	18.330	44
	12/31/2011	18.330	16.590	51
	12/31/2012	16.590	19.537	44
	12/31/2013	19.537	24.865	65
	12/31/2014	24.865	23.510	92
	12/31/2015	23.510	21.388	107
	12/31/2016	21.388	22.810	93
	12/31/2017	22.810	26.298	85
2.80%
	12/31/2008	24.346	13.653	30
	12/31/2009	13.653	17.406	58
	12/31/2010	17.406	18.176	37
	12/31/2011	18.176	16.443	40
	12/31/2012	16.443	19.354	43
	12/31/2013	19.354	24.620	35
	12/31/2014	24.620	23.266	29
	12/31/2015	23.266	21.156	18
	12/31/2016	21.156	22.551	18
	12/31/2017	22.551	25.987	16
2.85%
	12/31/2008	24.178	13.552	5
	12/31/2009	13.552	17.268	40
	12/31/2010	17.268	18.024	37
	12/31/2011	18.024	16.297	29
	12/31/2012	16.297	19.173	26
	12/31/2013	19.173	24.377	33
	12/31/2014	24.377	23.025	40
	12/31/2015	23.025	20.927	40
	12/31/2016	20.927	22.295	40
	12/31/2017	22.295	25.679	38
2.90%
	12/31/2008	24.012	13.452	19
	12/31/2009	13.452	17.132	31
	12/31/2010	17.132	17.873	33
	12/31/2011	17.873	16.153	33
	12/31/2012	16.153	18.993	31
	12/31/2013	18.993	24.137	29
	12/31/2014	24.137	22.787	48
	12/31/2015	22.787	20.700	51
	12/31/2016	20.700	22.042	52
	12/31/2017	22.042	25.375	47
2.95%
	12/31/2008	23.847	13.353	15
	12/31/2009	13.353	16.998	25
	12/31/2010	16.998	17.724	26
	12/31/2011	17.724	16.009	26
	12/31/2012	16.009	18.816	33
	12/31/2013	18.816	23.899	33
	12/31/2014	23.899	22.551	29
	12/31/2015	22.551	20.475	25
	12/31/2016	20.475	21.792	26
	12/31/2017	21.792	25.075	27
3.00%
	12/31/2008	N/A	13.255	0
	12/31/2009	13.255	16.864	2
	12/31/2010	16.864	17.575	0
	12/31/2011	17.575	15.867	0
	12/31/2012	15.867	18.639	0
	12/31/2013	18.639	23.663	7
	12/31/2014	23.663	22.317	11
	12/31/2015	22.317	20.253	13
	12/31/2016	20.253	21.545	12
	12/31/2017	21.545	24.778	15
3.05%
	12/31/2009	N/A	16.731	1
	12/31/2010	16.731	17.428	0
	12/31/2011	17.428	15.727	0
	12/31/2012	15.727	18.465	0
	12/31/2013	18.465	23.430	12
	12/31/2014	23.430	22.086	20
	12/31/2015	22.086	20.033	25
	12/31/2016	20.033	21.301	27
	12/31/2017	21.301	24.485	37
3.10%
	12/31/2009	N/A	16.599	0
	12/31/2010	16.599	17.282	0
	12/31/2011	17.282	15.587	0
	12/31/2012	15.587	18.292	0
	12/31/2013	18.292	23.199	0
	12/31/2014	23.199	21.858	0
	12/31/2015	21.858	19.816	1
	12/31/2016	19.816	21.059	1
	12/31/2017	21.059	24.195	1
3.15%
	12/31/2009	N/A	16.468	1
	12/31/2010	16.468	17.137	0
	12/31/2011	17.137	15.449	0
	12/31/2012	15.449	18.121	0
	12/31/2013	18.121	22.970	9
	12/31/2014	22.970	21.631	16
	12/31/2015	21.631	19.601	11
	12/31/2016	19.601	20.820	8
	12/31/2017	20.820	23.909	7
3.20%
	12/31/2013	N/A	23.828	3
	12/31/2014	23.828	22.428	3
	12/31/2015	22.428	20.312	4
	12/31/2016	20.312	21.565	4
	12/31/2017	21.565	24.752	4
3.25%
	12/31/2013	N/A	23.593	1
	12/31/2014	23.593	22.195	1
	12/31/2015	22.195	20.092	1
	12/31/2016	20.092	21.320	0
	12/31/2017	21.320	24.459	0
3.30%
	12/31/2013	N/A	22.297	0
	12/31/2014	22.297	20.966	4
	12/31/2015	20.966	18.970	8
	12/31/2016	18.970	20.120	8
	12/31/2017	20.120	23.070	7
3.35%
	12/31/2013	N/A	23.129	0
	12/31/2014	23.129	21.738	4
	12/31/2015	21.738	19.658	4
	12/31/2016	19.658	20.839	3
	12/31/2017	20.839	23.883	3
3.40%
	12/31/2013	N/A	22.901	0
	12/31/2014	22.901	21.512	0
	12/31/2015	21.512	19.445	0
	12/31/2016	19.445	20.603	0
	12/31/2017	20.603	23.600	0
Allianz VisionSM Variable Annuity Statement of Additional Information – May 1, 2018
Appendix C
45

PART C – OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 23, 2018.

1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2017 and 2016
3.	Consolidated Statements of Operations – Years ended December 31, 2017, 2016, and 2015
4.	Consolidated Statements of Comprehensive Income (Loss) – Years ended December 31, 2017, 2016, and 2015
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2017, 2016, and 2015
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2017, 2016, and 2015
7.	Notes to Consolidated Financial Statements – December 31, 2017 and 2016
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule III – Supplementary Insurance Information
	–	Schedule IV – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 23, 2018.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2017
3.	Statements of Operations – For the year or periods ended December 31, 2017
4.	Statements of Changes in Net Assets – For the years or periods ended December 31, 2017 and 2016
5.	Notes to the Financial Statements and the financial highlights for each of the years or periods in the five-year period then ended – December 31, 2017
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's initial filing on Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996.
 (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40529 incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

b.
Individual Variable Annuity "Bonus" Contract-L40530 incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

c.
Schedule Pages-S40776-01 to S40813 combined incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

d.
Schedule Page-S40841 for Income Focus (01.12) incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

e.
Schedule Pages-Investment Options-S40796-01 to S40805-DP combined incorporated by reference as exhibit EX-99.B4.f from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

f.
Schedule Page- Investment Options-S40843 for Income Focus (01.12) incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

g.
Asset Allocation Rider-S40741-02 and S40766-02 combined incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

h.
Asset Allocation Rider- S40766-03 and Investment Options -S40789-3 for Investment Protector incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 9 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012..

i.
Income Protector (08.09) Rider-S40799 incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

j.
Income Protector Charge Lock Option Rider-S40882 and Contract Schedule-S40884 incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on May 1, 2013.

k.
Investment Protector (08.09) Rider-S40800 incorporated by reference as exhibit EX-99.B4.m. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

l.
Income Focus (01.12) Rider -S40840 incorporated by reference as exhibit EX-99.B4.i. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

m.
Income Focus Charge Lock Option Rider-S40881 and Contract Schedule-S40883 incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on May 1, 2013.

n.
Waiver of Withdrawal Charge Rider-S40749 incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

o.
Quarterly Value Death Benefit Rider-S40743-02, S40812, S40814 incorporated by reference as exhibit EX-99.B4.p. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

p.
Inherited IRA/Roth IRA Endorsement-S40713 incorporated by reference as exhibit EX-99.B4.q. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

q.
Roth IRA Endorsement-S40342 incorporated by reference as exhibit EX-99.B4.l. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

r.
IRA Endorsement-S40014 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

s.
Unisex Endorsement-(S20146) incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

t.
Pension Plan and Profit Sharing Plan Endorsement-S20205 incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

u.
403(b) Endorsement-S30072(4-99) incorporated by reference as exhibit EX-99.B4.k. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

5.	a.
Application for Ind. Var. Annuity Contract-F60000 incorporated by reference as exhibit EX-99.B5.a. from Registrant's initial filing on Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 27, 2010.

b.
Application for Ind. Var. Annuity Contract- F60001 incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	f.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	g.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 9/3/2015, incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

h.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on December 20, 2010.

	i.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.i. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

j.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.

	k.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	l.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

m.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

	n.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	o.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

	p.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016..

q.
Participation Agreement between Allianz Life Insurance Company of North America, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.v. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-180720 and 811-05618) electronically filed on July 27, 2012.

	r.	-
Amendment to Participation Agreement between Allianz Life Insurance Company of North America, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated July 1, 2012 incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	s.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc., and Allianz Life Insurance Company of North America, dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.s. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

t.
Service Agreement between Allianz Life Insurance Company of North America, JPMorgan Investment Advisers Inc., and JPMorgan Investment Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.w. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-180720 and 811-05618) electronically filed on July 27, 2012.

u.
Participation Agreement between Allianz Life Insurance Company of North America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ag. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	v.	-
Fund/SERV and Networking Supplement to Participation Agreement between Allianz Life Insurance Company of North America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ah. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	w.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Fund Distributors, Inc., and Allianz Life Insurance Company of North America, dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

x.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

y.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

z.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	aa.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	ab.	-
Amendment dated May 1, 2011 to the Participation Agreement dated December 1, 1999, between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on October 17, 2011.

	ac.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ad.	-
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 34 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

	ae.	-
Amendments to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between PIMCO Variable Insurance Trust, PIMCO Equity Series VI, PIMCO Investments LLC, and Allianz Life Insurance Company of North America, dated 10/12/2015, incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

af.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012..

	ag.	-
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2010.

	ah.	-
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ai.	-
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 34 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

	aj.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ak.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

al.
Participation Agreement between Allianz Life Insurance Company of North America, Premier Multi-Series VIT and Allianz Global Investors Distributors LLC, dated April 28, 2014, incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

am.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	an.	-
Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC,  incorporated by reference as exhibit EX-99.B8.ab. from Post-Effective Amendment No. 13 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney- White, Gaumond, Hunt, Terzariol, Clark, Frank, Walker, incorporated by reference as exhibit EX-99.B13.a. from Registrant's initial filing on Form N-4 (File Nos. 333-222815 and 811-05618), electronically filed on February 1, 2018.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, General Counsel, and Secretary
Todd M. Hedtke	Senior Vice President, Chief Investment Officer
Catherine A. Mahone	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Brent M. Hipsher	Vice President, Controller
Suzanne D. Zeller	Senior Vice President, Human Resources
Jacqueline Hunt Allianz SE Königinstraße 28 80802 München Germany	Director and Board Chair
Udo Frank 47628 Todd Eymann Road Miramonte, CA 93641	Director
Ronald M. Clark 14401 N. Giant Saquaro Place Oro Valley, AZ 85755	Director
Kevin E. Walker 14092 N. Bright Angel Trail Marana, AZ 85658	Director
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 23, 2018.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 29, 2018, there were 92,667 qualified and 34,836 non-qualified Allianz Vision Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
Indemnification provision, as required by the '33 Act, Rule 484
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Michael J Brandriet	Governor and President
Thomas Burns	Governor, Chief Executive Officer, and Chief Manager
Catherine A. Mahone	Governor
William E. Gaumond	Governor
Jennifer D. Presnell	Chief Financial Officer and Treasurer
Michael Bailey	Vice President, Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Tracy M. Haddy	Assistant Secretary

For the period 1-1-2017 to 12-31-2017
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$230,415,545.81	$0	$0	$0
The $230,415,545.81 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 23rd day of April, 2018.
ALLIANZ LIFE VARIABLE ACCOUNT B
 (Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)

By: Stewart D. Gregg
Stewart D. Gregg
 Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)
By: WALTER R. WHITE(1)
Walter R. White
 President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 23rd day of April, 2018.
Signature	Title
Walter R. White(1)	Director, President & Chief Executive Officer
Ronald M. Clark(1)	Director
Jacqueline Hunt(1)	Director and Board Chair
Udo Frank(1)	Director
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer
Kevin E. Walker(1)	Director
(1)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Registrant's initial filing on Form N-4 (File Nos. 333-222815 and 811-05618), electronically filed on February 1, 2018.

By: Stewart D. Gregg
Stewart D. Gregg
 Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 29
 TO FORM N-4
(FILE NOS. 333-171427 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm